UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21906
 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant's telephone number, including area code:   (312) 827-0100
Date of fiscal year end:  May 31
Date of reporting period:  June 1, 2017 – November 30, 2017

Item 1.  Reports to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM

. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	29

Performance Report and Fund Profile	31

About Shareholders’ Fund Expenses	73

Schedule of Investments	75

Statement of Assets and Liabilities	184

Statement of Operations	190

Statements of Changes in Net Assets	196

Financial Highlights	207

Notes to Financial Statements	229

Other Information	246

Information on Board of Trustees and Officers	247

Trust Information	251

Guggenheim Investments Privacy Policies	252

About the Trust Adviser	Back Cover

(Unaudited)	November 30, 2017

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the six months ended November 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm. Guggenheim Funds Distributors, LLC is the distributor of the Funds.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Guggenheim Funds Investment Advisors, LLC
December 31, 2017

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2017

At period end, the economy was enjoying the lowest unemployment rate since December 2000, the highest small business optimism since 1983, strong corporate earnings growth, and the prospect of a new tax regime that could stimulate growth and business investment. Regulatory relief for banks was also in the offing, alleviating undue burdens on mid-sized lenders. All this positive news prompted the U.S. Federal Reserve (the “Fed”) to gradually raise rates toward neutral in 2017, but an overheating labor market could force the Fed to take the punchbowl away in 2018.

The fourth quarter of 2017 saw the commencement of the Fed’s balance sheet roll-off in October and another rate hike in December, taking the fed funds target to a range of 1.25% to 1.50%. Soft inflation surprised many market participants in 2017, but due to base effects and a tight labor market, core inflation may start to rise. With the unemployment rate approaching 3.5%, Fed hikes may occur at a faster pace in 2018 than policymakers or financial markets currently expect.

While the 2018 economic outlook is positive, the Fed is moving to increasingly tight policy, and investors need to remain vigilant for late-cycle trends in the business cycle. In the meantime, the reduction in the corporate tax rate to 21% should be good for earnings, and the immediate expensing of capital expenditures could cause a surge in capital spending. However, higher levered segments of the fixed-income market may face negative effects from new rules governing tax deductibility of interest expense above certain limits. Investors must ensure that they are being adequately compensated for taking on credit risk in this environment.

For the six months ended November 30, 2017, the Standard & Poor’s 500® (“S&P 500”) Index* returned 10.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 7.94%. The return of the MSCI Emerging Markets Index* was 13.03%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 0.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 2.28%. The return of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index* was 0.50% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	November 30, 2017

*Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg Barclays industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) sought investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 29, 2017.

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2017 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2017 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund had a designated year of maturity of 2017 and its final day of trading was December 29, 2017. In connection with the Fund’s termination, on December 29, 2017, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $22.6290. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, used quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resembled the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These included maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.53%, which included a decrease in market price over the period to $22.61 on November 30, 2017, from $22.62 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.53%, which included a decrease in NAV over the period to $22.64 on November 30, 2017, from $22.65 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2017 Index returned 0.66%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0242
July	$0.0206
August	$0.0221
September	$0.0229
October	$0.0212
November	$0.0181
Total	$0.1291

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the real estate investment trust (REIT) category contributed least.

Positions that contributed the most to return included 5.25% coupon bonds issued by General Electric Co., an American multinational conglomerate; 5.63% coupon bonds issued by Wells Fargo & Co., diversified financial services company; and 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (11.5%, 8.9%, and 7.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.0% coupon bonds issued by Marathon Oil Corp., an independent international energy company; 5.85% coupon bonds issued by Amgen, Inc., an independent biotechnology medicines company; and 1.7% coupon bonds issued by AT&T, Inc., an American multinational telecommunications conglomerate (none held in the Fund’s portfolio at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.18%, which included a decrease in market price over the period to $21.14 on November 30, 2017, from $21.26 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.65%, which included a decrease in NAV over the period to $21.18 on November 30, 2017, from $21.20 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2018 Index returned 0.72%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0279
July	$0.0255
August	$0.0261
September	$0.0257
October	$0.0265
November	$0.0257
Total	$0.1574

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer, non-cyclical category. No category detracted, but the natural gas category contributed least.

Positions that contributed the most to return included 6.88% coupon bonds issued by Bank of America Corp. due 04/25/18, an investment firm and a large U.S.-based bank holding company (1.5% of corporate bonds at period end); 6.0% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.4% of corporate bonds at period end); and 2.95% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (purchased on July 12, 2017 after selling of bond from same issuer with same maturity date and coupon, but sold on August 10, 2017, thus not held in the Fund’s portfolio at period end).

Positions that detracted the most from return included 2.95% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (sold on July 12, 2017 upon purchase of bond from same issuer with same maturity date and coupon); 2.3% coupon bonds issued by Kroger Co., which operates supermarkets and convenience stores in the U.S.; and 3.75% coupon bonds issued by D.R. Horton, Inc., which constructs and sells single-family homes designed primarily for the entry-level and move-up markets (none held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.26%, which included a decrease in market price over the period to $21.14 on November 30, 2017, from $21.27 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.45%, which included a decrease in NAV over the period to $21.12 on November 30, 2017, from $21.21 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2019 Index returned 0.54%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0331
July	$0.0298
August	$0.0305
September	$0.0308
October	$0.0315
November	$0.0296
Total	$0.1853

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer noncyclical category. No category detracted, but the other/industrial category contributed least.

Positions that contributed the most to return included 2.6% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 6.3% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; and 7.5% coupon bonds issued by Goldman Sachs Group, Inc., an American multinational finance company (0.9%, 0.8%, and 0.8%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.95% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (0.3% of corporate bonds at period end); 1.88% coupon bonds issued by Johnson & Johnson, an American multinational company that makes medical devices and pharmaceutical and consumer packaged goods (0.3% of corporate bonds at period end); and 5.88% coupon bonds issued by Digital Realty Trust, a real estate investment trust that invests in carrier-neutral data centers and provides related services (not held in the Fund’s portfolio at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.29%, which included a decrease in market price over the period to $21.37 on November 30, 2017, from $21.52 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.30%, which included a decrease in NAV over the period to $21.31 on November 30, 2017, from $21.46 on May 31, 2017. At the end of the period, the Fund’s market value shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2020 Index returned 0.40%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0384
July	$0.0346
August	$0.0354
September	$0.0348
October	$0.0364
November	$0.0344
Total	$0.2140

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer noncyclical category. No category detracted, but the natural gas category contributed least.

Positions that contributed the most to return included 4.5% coupon bonds (not held in the Fund’s portfolio at period end) and 2.63% coupon bonds (0.4% of corporate bonds at period end) issued by Verizon Communications, Inc., an integrated telecommunications company; and 5.63% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company (not held in the Fund’s portfolio at period end).

Positions that detracted the most from return included 2.34% coupon bonds issued by GE Capital International Funding Company Unlimited Co., an investment holding company that operates as a subsidiary of General Electric Company (1.6% of corporate bonds at period end); 2.95% coupon bonds issued by Verizon Communications, Inc. an integrated telecommunications company (not held in the Fund’s portfolio at period end) and 2.25% coupon bonds issued by QUALCOMM, Inc., an American multinational semiconductor and telecommunications equipment company (0.4% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.33%, which included a decrease in market price over the period to $21.19 on November 30, 2017, from $21.36 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.43%, which included a decrease in NAV over the period to $21.16 on November 30, 2017, from $21.31 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2021 Index returned 0.50%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0441
July	$0.0392
August	$0.0392
September	$0.0398
October	$0.0408
November	$0.0384
Total	$0.2415

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer cyclical category. No category detracted, but the other/industrial category contributed the least.

Positions that contributed the most to return included 4.25% coupon bonds issued by Deutsche Bank AG, a German global banking and financial services company; 6.68% coupon bonds issued by HSBC Finance Corp., a financial services company and a member of the British HSBC Group; and 2.65% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium (0.9%, 0.3%, and 1.9%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.63% coupon bonds issued by Pitney Bowes, Inc., a global technology company most known for its postage meters and other mailing equipment and services (0.2% of corporate bonds at period end); 4.65% coupon bonds issued by General Electric Co., an American multinational conglomerate (0.4% of corporate bonds at period end); and 5.88% coupon bonds issued by Regency Energy Partners LP, a midstream natural gas services company that was acquired by Energy Transfer Partners in 2015 (not held in the Fund’s portfolio at period end).

10 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.65%, which included a decrease in market price over the period to $21.25 on November 30, 2017, from $21.37 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.52%, which included a decrease in NAV over the period to $21.18 on November 30, 2017, from $21.33 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2022 Index returned 0.53%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0471
July	$0.0418
August	$0.0429
September	$0.0422
October	$0.0442
November	$0.0419
Total	$0.2601

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the capital goods category contributed the least.

Positions that contributed the most to return included 7.63% coupon bonds issued by Barclays Bank Plc, a British multinational bank and financial services company; 6.13% coupon bonds issued by Royal Bank of Scotland Plc, a large international banking and financial services company; and 7.63% coupon bonds issued by UBS AG (Connecticut Branch), which provides banking and financial services (1.0%, 0.6% and 0.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.0% coupon bonds issued by Qualcomm, Inc., an American multinational semiconductor and telecommunications equipment company; 4.46% coupon bonds issued by Charter Communications Operating LLC, which provides communication services; and 2.7% coupon bonds issued by General Electric Co., an American multinational conglomerate (0.6%, 0.8%, and 0.8%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 11

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the “2023 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.84%, which included a decrease in market price over the period to $20.93 on November 30, 2017, from $21.03 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.79%, which included a decrease in NAV over the period to $20.86 on November 30, 2017, from $20.97 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2023 Index returned 0.86%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0505
July	$0.0455
August	$0.0458
September	$0.0454
October	$0.0466
November	$0.0420
Total	$0.2758

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer noncyclical category. No category detracted, but the finance companies category contributed the least.

Positions that contributed the most to the Fund’s return included 5.15% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; 3.3% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium; and 6.0% coupon bonds issued by Royal Bank of Scotland plc, a large international banking and financial services company (2.7%, 2.5%, and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.6% coupon bonds issued by Qualcomm, Inc., an American multinational semiconductor and telecommunications equipment company; 8.38% coupon bonds issued by Time Warner Entertainment Co. LP, which provides cable television systems and high speed data services; and 3.1% coupon bonds issued by General Electric Co., an American multinational conglomerate (0.7%, 0.6%, and 0.6%, respectively, of corporate bonds at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the “2024 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.39%, which included a decrease in market price over the period to $20.90 on November 30, 2017, from $20.92 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.25%, which included a decrease in NAV over the period to $20.83 on November 30, 2017, from $20.88 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2024 Index returned 1.34%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0560
July	$0.0514
August	$0.0516
September	$0.0509
October	$0.0521
November	$0.0481
Total	$0.3101

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. No category detracted, but the other/utility category contributed the least.

Positions that contributed the most to the Fund’s return included 5.13% coupon bonds issued by Royal Bank of Scotland Group plc, a large international banking and financial services company; 4.2% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 3.88% coupon bonds due 9/10/24 issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.3%, 1.1%, and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.9% coupon bonds issued by Qualcomm, Inc., an American multinational semiconductor and telecommunications equipment company (0.7% of corporate bonds at period end); 4.63% coupon bonds issued by Pitney Bowes, Inc., a global technology company most known for its postage meters and other mailing equipment and services (0.1% of corporate bonds at period end); and 4.5% coupon bonds issued by Ensco plc, an international offshore contract drilling company (not held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 13

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2025 Corporate Bond ETF, NYSE Arca ticker: BSCP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2025 Index (the “2025 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2025 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2025 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2025 Index universe to obtain a representative sample of securities that resemble the 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.24%, which included a decrease in market price over the period to $20.66 on November 30, 2017, from $20.71 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.20%, which included a decrease in NAV to $20.61 on November 30, 2017, from $20.67 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2025 Index returned 1.36% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0561
July	$0.0506
August	$0.0514
September	$0.0459
October	$0.0536
November	$0.0486
Total	$0.3062

Performance Attribution
For the six-month period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer noncyclical category. The finance companies category was the only detractor from the Fund’s return. The other/industrial category contributed least.

Positions that contributed the most to the Fund’s return included both 3.88% coupon bonds and 3.95% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 4.4% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company (1.7%, 1.2%, and 1.2%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 3.45% coupon bonds issued by Qualcomm, Inc., an American multinational semiconductor and telecommunications equipment company; 3.8% coupon bonds issued by Allergan Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan Plc; and 3.88% coupon bonds issued by CVS Health Corp., which provides retail pharmacy stores, specialty clinics, and pharmacy benefit management services company (1.0%, 1.5%, and 1.2%, respectively, of corporate bonds at period end).

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2026 Corporate Bond ETF, NYSE Arca ticker: BSCQ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2026 Index (the “2026 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2026 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2026. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2026 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2026. The Fund has a designated year of maturity of 2026 and will terminate on or about December 31, 2026. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2026 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2026 Index universe to obtain a representative sample of securities that resemble the 2026 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.30%, which included a decrease in market price to $19.66 on November 30, 2017, from $19.69 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.30%, which included a decrease in NAV to $19.63 on November 30, 2017, from $19.66 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2026 Index returned 1.37% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 0.68% during the six-month period ended November 30, 2017.

The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0579
July	$0.0476
August	$0.0383
September	$0.0491
October	$0.0445
November	$0.0478
Total	$0.2852

Performance Attribution
For the semiannual fiscal period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the consumer non-cyclical category. No category detracted. The natural gas contributed the least.

Positions that contributed the most to the Fund’s return included 3.65% coupon bonds issued by Anheuser-Busch InBev Finance, Inc., a financial unit of Anheuser-Busch InBev SA/NV, a beverage and brewing company based in Belgium; 4.3% coupon bonds issued by HSBC Holdings plc, a banking and financial services institution incorporated in England and Wales; and 3.75% coupon bonds issued by Cooperatieve Rabobank U.A., multinational banking and financial services company headquartered in Utrecht, Netherlands (4.0%, 2.0%, and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.25% coupon bonds issued by Under Armour, Inc., an American company that manufactures footwear, sports and casual apparel; 2.95% coupon bonds issued by Pacific Gas and Electric Co., which provides natural gas and electricity to much of northern California; and 5.25% coupon bonds issued by HCA, Inc., a hospital operator (0.3%, 0.5%, and 1.0%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 15

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSCR Guggenheim BulletShares 2027 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2027 Corporate Bond ETF, NYSE Arca ticker: BSCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2027 Index (the “2027 Index”).

BulletShares® USD Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The 2027 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2027. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

The 2027 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2027. The Fund has a designated year of maturity of 2027 and will terminate on or about December 31, 2027. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2027 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2027 Index universe to obtain a representative sample of securities that resemble the 2027 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 27, 2017 through November 30, 2017.

On a market price basis, the Fund generated a total return of 0.32%, which included an increase in market price to $20.00 on November 30, 2017 from $19.99 at inception. On an NAV basis, the Fund generated a total return of - (0.03%), which included an decrease in NAV to $19.93 on November 30, 2017, from $19.99 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2027 Index returned -0.08% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.37% from the Fund’s inception date through November 30, 2017.

The Fund made one distribution during the semiannual period ended November 30, 2017, which was characterized as ordinary income. It was in November 2017 for $0.0482

Performance Attribution
For the abbreviated semiannual period ended November 30, 2017, the banking category contributed the most to the Fund’s return, followed by the energy category. The technology category was the only detractor from the Fund’s return. The consumer non-cyclical category contributed least.

Positions that contributed the most to the Fund’s return included 3.25% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 3.63% coupon bonds issued by Morgan Stanley, a leading global financial services firm; and 5.9% coupon bonds issued by Arconic, Inc., a producer of bauxite, alumina and aluminum products (3.5%, 3.6%, and 2.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.25% coupon bonds issued by Qualcomm, Inc., an American multinational semiconductor and telecommunications equipment company; 4.10% coupon bonds issued by Telefonica Emisiones SA, a Spanish multinational telecommunications company; and 3.7% coupon bonds issued by Becton, Dickinson and Co., an American medical technology company (1.7%, 3.6%, and 3.5%, respectively, of corporate bonds at period end).

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2017 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2017 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and its final day of trading was December 29, 2017. In connection with the Fund’s termination, on December 29, 2017, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $25.7230. The Fund did not seek to return any predetermined amount at maturity.

The Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last six months of operation, when the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser used quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resembled the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These included maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.71%, which included a decrease in market price over the period to $25.70 on November 30, 2017, from $25.76 on May 31, 2017. On an NAV basis, the Fund generated a total return of 0.60%, which included a decrease in NAV over the period to $25.74 on November 30, 2017, from $25.83 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 0.77%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0620
July	$0.0402
August	$0.0408
September	$0.0408
October	$0.0342
November	$0.0245
Total	$0.2425

Performance Attribution
For the six-month period ended November 30, 2017, the consumer noncyclical category contributed the most to the Fund’s return, followed by the communications category. No category detracted. The transportation category contributed least, followed by the basic industry category.

Positions that contributed the most to return included 6.63% coupon bonds issued by Spectrum Brands, Inc., a diversified consumer products company; 6.9% coupon bonds issued by Springleaf Financial Corp., an Indiana-based provider of loans and other credit-related products; and 10.0% coupon bonds issued by DS Services of America, Inc., an operator in the home and office beverage delivery market (16.9%, 32.4%, and 8.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.88% coupon bonds issued by Oasis Petroleum, Inc., an oil and gas exploration and production company; 7.88% coupon bonds issued by Case New Holland, Inc., part of the multinational manufacturer of agricultural and construction equipment; and 12.25% coupon bonds issued by Lennar Corp., a leading American homebuilder (none held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 17

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 0.90%, which included a decrease in market price over the period to $25.21 on November 30, 2017, from $25.43 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.17%, which included a decrease in NAV over the period to $25.24 on November 30, 2017, from $25.39 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 1.17%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0830
July	$0.0729
August	$0.0750
September	$0.0738
October	$0.0737
November	$0.0668
Total	$0.4452

Performance Attribution
For the six-month period ended November 30, 2017, the basic industry category contributed the most to the Fund’s return, followed by the communications category. No category detracted. The real estate investment trust (REIT) category contributed the least.

Positions that contributed the most to return included 8.5% coupon bonds issued by Algeco Scotsman Global Finance plc, a global business services provider; 8.38% coupon bonds issued by United States Steel Corp., an American steel producer; and 5.75% coupon bonds issued by Dollar Tree, Inc., an operator of single-price point dollar stores (1.8%, 1.9%, and 4.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.13% coupon bonds issued by Rite Aid Corp., an American drug store chain; 6.63% coupon bonds issued by Sears Holdings Corp., an integrated American retailer; and 8.13% coupon bonds issued by Frontier Communications Corp., a telecommunications company in the U.S. (2.2%, 0.2%, and 1.0%, respectively, of corporate bonds at period end).

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality. The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.66%, which included a decrease in market price over the period to $24.54 on November 30, 2017, from $24.67 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.67%, which included a decrease in NAV over the period to $24.48 on November 30, 2017, from $24.61 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2019 Index returned 1.96%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0977
July	$0.0882
August	$0.0891
September	$0.0890
October	$0.0897
November	$0.0842
Total	$0.5379

Performance Attribution
For the six-month period ended November 30, 2017, the consumer cyclical category contributed the most to the Fund’s return, followed by the technology category. No category detracted. The consumer non-cyclical category contributed the least to return.

Positions that contributed the most to return included 9.25% coupon bonds issued by Prime Security Services Borrower LLC, a portfolio company of certain funds affiliated with Apollo Global Management that includes subsidiaries in the alarm monitoring services industry; 10.5% coupon bonds issued by Western Digital Corp., an American computer data storage company; and 6.75% coupon bonds issued by Dynegy, Inc., a provider of electric power in the U.S. (4.4%, 5.0%, and 2.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 8.0% coupon bonds issued by Community Health Systems, Inc., an operator of acute care hospitals (2.1% of corporate bonds at period end); 10.0% coupon bonds issued by Real Alloy Holding, Inc., which is involved in aluminum recycling and alloy production (not held in the Fund’s portfolio at period end); and 7.13% coupon bonds issued by Frontier Communications Corp., a telecommunications company in the U.S. (0.7% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.51%, which included a decrease in market price over the period to $24.70 on November 30, 2017, from $24.91 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.43%, which included a decrease in NAV over the period to $24.63 on November 30, 2017, from $24.86 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2020 Index returned 1.78%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1063
July	$0.0961
August	$0.0963
September	$0.0953
October	$0.0972
November	$0.0909
Total	$0.5821

Performance Attribution
For the six-month period ended November 30, 2017, the consumer noncyclical category contributed the most to the Fund’s return, followed by the energy category. The communications category was the only detractor from the Fund’s return. The real estate investment trust (REIT) category contributed least.

Positions that contributed the most to return included 6.38% coupon bonds issued by Valeant Pharmaceuticals International, Inc., a specialty pharmaceutical company; 5.38% coupon bonds issued by Valeant Pharmaceuticals International, Inc.; and 7.75% coupon bonds issued by JBS Investments GMBH, a debt-issuing vehicle for JBS SA, a Brazilian meat processor (1.9%, 1.7%, and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.63% coupon bonds issued by Altice SA, a Netherlands multinational telecommunications company (1.1% of corporate bonds at period end); 7.13% coupon bonds issued by Community Health Systems, Inc., an operator of acute care hospitals (0.7% of corporate bonds at period end); and 9.38% coupon bonds issued by EP Energy Corp., an oil and gas exploration and production company (not held in the Fund’s portfolio at period end).

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the “High Yield 2021 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 2.01%, which included a decrease in market price over the period to $25.12 on November 30, 2017, from $25.24 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.89%, which included a decrease in NAV over the period to $25.02 on November 30, 2017, from $25.17 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2021 Index returned 2.37%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1147
July	$0.1028
August	$0.1041
September	$0.1004
October	$0.1028
November	$0.0946
Total	$0.6194

Performance Attribution
For the six-month period ended November 30, 2017, the energy category contributed the most to the Fund’s return, followed by consumer cyclical category. The communications category was the only detractor. The real estate investment trust (REIT) category contributed least.

Positions that contributed the most to return included 7.5% coupon bonds issued by Valeant Pharmaceuticals International, Inc., a specialty pharmaceutical company; 5.75% coupon bonds issued by Whiting Petroleum Corp., an independent oil and gas exploration and production company; and 5.63% coupon bonds issued by of Valeant Pharmaceuticals International, Inc. (1.6%, 0.9%, and 0.7%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most from return included 7.75% coupon bonds issued by Windstream Services LLC, a financing subsidiary of Windstream, a telecommunications service provider in Arkansas; 6.25% coupon bonds issued by Frontier Communications Corp., a telecommunications company in the U.S.; and 7.5% coupon bonds issued by Altice Financing SA, a subsidiary of Altice SA, a Netherlands multinational telecommunications company (0.4%, 0.4%, and 2.7%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 21

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the “High Yield 2022 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.30%, which included a decrease in market price over the period to $25.16 on November 30, 2017, from $25.52 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.09%, which included a decrease in NAV over the period to $25.05 on November 30, 2017, from $25.46 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2022 Index returned 1.39%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1214
July	$0.1085
August	$0.1145
September	$0.1168
October	$0.1170
November	$0.1086
Total	$0.6868

Performance Attribution
For the six-month period ended November 30, 2017, the consumer cyclical category contributed the most to the Fund’s return, followed by the energy category. The consumer non-cyclical category detracted the most from return, followed by the communications category.

Positions that contributed the most to return included 7.38% coupon bonds issued by Dynegy, Inc., a provider of electric power in the U.S.; 3.55% coupon bonds issued by Freeport-McMoRan, Inc., a global mining company; and 7.25% coupon bonds issued Valeant Pharmaceuticals International, Inc., a specialty pharmaceutical company (1.3%, 1.8%, and 0.8%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most from return included 6.88% coupon bonds issued by Community Health Systems, Inc., an operator of acute care hospitals (0.9% of corporate bonds at period end); 8.0% coupon bonds issued by California Resources Corp., a leading producer of oil and natural gas focused exclusively on California (not held in the Fund’s portfolio at period end); and 10.5% coupon bonds issued by Frontier Communications Corp., a telecommunications company in the U.S. (0.9% of corporate bonds at period end).

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2023 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJN (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2023 Index (the “High Yield 2023 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2023 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2023 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2023 Index universe to obtain a representative sample of securities that resemble the High Yield 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 1.24%, which included a decrease in market price to $26.64 on November 30, 2017, from $27.03 on May 31, 2017. On an NAV basis, the Fund generated a total return of 1.28%, which included a decrease in NAV to $26.57 on November 30, 2017, from $26.95 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the High Yield 2023 Index returned 1.64%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2023 Index includes only bonds with effective maturities in the year 2023, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1320
July	$0.1125
August	$0.1221
September	$0.1225
October	$0.1148
November	$0.1153
Total	$0.7192

Performance Attribution
For the six-month period ended November 30, 2017, the energy category contributed the most to the Fund’s return, followed by the basic industry category. The communications category detracted the most from return, followed by the consumer non-cyclical category.

Positions that contributed the most to return included 5.88% coupon bonds issued by Valeant Pharmaceuticals International, Inc., a specialty pharmaceutical company; 3.88% coupon bonds issued by Freeport-McMoRan, Inc., a global mining company; and 9.0% coupon bonds issued by Transocean, Inc., an offshore drilling contractor company (2.1%, 1.8%, and 1.0%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most from return included 7.13% coupon bonds issued by Argos Merger Sub, Inc., an entity formed by a consortium that acquired PetSmart in 2014; 7.88% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services; and 6.0% coupon bonds issued by Endo Ltd., a debt issuing vehicle that operates as a subsidiary of Endo International Plc. (0.8%, 4.0%, and 0.8%, respectively, of the Fund’s corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2024 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2024 Index (the “High Yield 2024 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2024 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2024 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2024 Index universe to obtain a representative sample of securities that resemble the High Yield 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 3.06%, which included an increase in market price to $25.78 on November 30, 2017, from $25.65 on May 31, 2017. On an NAV basis, the Fund generated a total return of 2.62%, which included an increase in NAV to $25.69 on November 30, 2017, from $25.67 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2024 Index returned 3.07% and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.28% for the six-month period ended November 30, 2017. While the High Yield 2024 Index includes only bonds with effective maturities in the year 2024, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distribution per share during the semiannual period ended November 30, 2017. It was characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1105
July	$0.1039
August	$0.1079
September	$0.1103
October	$0.1077
November	$0.1059
Total	$0.6462

Performance Attribution
For the six-month period ended November 30, 2017, energy category contributed the most to the Fund’s return, followed by the consumer cyclical category. The communications category was the only detractor from return. The consumer non-cyclical category contributed least.

Positions that contributed the most to return included 5.75% coupon bonds issued by Constellium NV, a global producer of aluminum semi-products; 7.63% coupon bonds issued by Dynegy, Inc., a provider of electric power in the U.S.; and 6.7% coupon bonds issued by Southwestern Energy Co., a natural gas and petroleum exploration and production company (1.2%, 1.1%, and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.25% coupon bonds issued by Revlon Consumer Products Corp., which manufactures, markets, distributes, and sells beauty and personal care products worldwide (0.5% of corporate bonds at period end); 7.13% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services (2.1% of corporate bonds at period end); and 6.63% coupon bonds issued by Albertsons Cos., Inc., an American grocery company (not held in the Fund’s portfolio at period end).

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

BSJP Guggenheim BulletShares 2025 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares® 2025 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2025 Index (the “High Yield 2025 Index”).

BulletShares® USD High Yield Corporate Bond Indices are owned by Guggenheim Index ServicesSM, the Index Provider (“Index Provider”), and maintained by NASDAQ. The Index Provider is an affiliate of Guggenheim Partners.

The High Yield 2025 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by the Index Provider.

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), believes are of comparable quality.

The High Yield 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2025 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2025 Index universe to obtain a representative sample of securities that resemble the High Yield 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.

Fund Performance
This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 27, 2017 through November 30, 2017.

On a market price basis, the Fund generated a total return of 0.30%, which included a decrease in market price to $24.97 on November 30, 2017 from $25.01 at inception. On an NAV basis, the Fund generated a total return of 0.14%, which included a decrease in NAV to $24.93 on November 30, 2017 from $25.01 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the 2025 Index returned 0.40% and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 0.30% from the Fund’s inception date through November 30, 2017. While the High Yield 2025 Index includes only bonds with effective maturities in the year 2025, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made one distribution during the abbreviated semiannual period ended November 30, 2017, which was characterized as ordinary income. It was in November 2017 for $0.1145.

Performance Attribution
For the period since inception that ended on November 30, 2017, the basic industry category contributed the most to the Fund’s return, followed by energy category. The communications category detracted the most from return, followed by the insurance category.

Positions that contributed the most to return included 7.5% coupon bonds issued by First Quantum Minerals Ltd., a Canadian based mining and metals company; 6.7% coupon bonds issued by Southwestern Energy Co., a natural gas and petroleum exploration and production company; and 5.75% coupon bonds issued by Calpine Corp., America’s largest generator of electricity from natural gas and geothermal resources (4.6%, 4.5%, and 4.1%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.63% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services; 5.63% coupon bonds issued by CenturyLink, Inc., an American telecommunications company; and 9.75% coupon bonds issued by Intelsat Jackson Holdings SA, a debt-issuing vehicle that is a subsidiary of Intelsat SA, a provider of satellite services (4.6%, 1.9%, and 4.2%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF

Fund Overview
The Guggenheim Ultra Short Duration ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. In May 2017, the Board of Directors approved a change to the name of the Fund from Guggenheim Enhanced Short Duration ETF to Guggenheim Ultra Short Duration ETF. The change took effect June 30, 2017. Changing the fund name more accurately describes and provides greater clarity of the fund’s investment strategy. The Fund’s CUSIP, symbol, and benchmark remain the same, as do its investment objective, investment strategies, and portfolio management.

The Fund uses a low-duration strategy to seek to outperform the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.

GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (Moody’s) or equivalently rated by Standard & Poor’s Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.

The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. The Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS).

Fund Performance
All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

The Fund generated a total return of 0.94% on a market price basis and 0.94% on an NAV basis for the period. At the end of the period, the market price of the Fund’s shares was $50.40, at a slight premium to NAV of $50.39. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For short-term high-quality fixed-income market comparison purposes, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.50% for the same period.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2017, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.0629
July	$0.0525
August	$0.0576
September	$0.0663
October	$0.0636
November	$0.0550
Total	$0.3579

Performance Discussion
The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund’s high allocation to floating rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund’s focus on high-quality short-maturity holdings helps the Fund manage credit risk. The Fund continues to maintain an average effective duration below one-half year.

Positive returns were largely driven by the Fund’s holdings in investment grade corporate bonds and asset-backed securities. These sectors benefited from strong demand and positive macro-economic conditions.

Over the period, the USD London Interbank Offered Rate (LIBOR) rate increased. The Fund’s holdings in floating rate securities benefited from

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

tightening spreads due to high demand for adjustable rate securities in anticipation of interest rate increases.

During the period the Fund maintained a full allocation to securitized credit (up to a maximum of 20%) and added to its holdings in investment grade corporate securities and repurchase agreements. Investments in repurchase agreements and short-term sovereign debt hedged back into U.S. dollars also contributed positive returns to the Fund.

We believe the Fund is well positioned for additional rate hikes and future economic growth with a large allocation to floating rate securities and high quality assets.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 27

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

During the period, changes were made to the Index methodology in order to seek enhanced performance and improve the Index’s risk profile. Among the modifications were Index eligibility and selection, constituent selection, and constituent capping. The Index was rebalanced along these criteria on Monday, February 13, 2017. Now, the annual rebalance will occur on the last business day of July with a secondary review on the last business day in January. The secondary review in January will be used to remove any companies which have eliminated their dividend and perform a subsequent full reweighting of the constituents.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2017.

On a market price basis, the Fund generated a total return of 6.00%, which included an increase in market price over the period to $11.26 on November 30, 2017, from $10.85 on May 31, 2017. On an NAV basis, the Fund generated a total return of 5.99%, which included an increase in NAV over the period to $11.29 on November 30, 2017, from to $10.88 on May 31, 2017. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the Index returned 6.17% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 9.55% for the six-month period ended November 30, 2017.

The Fund made the following quarterly distributions per share during the semi-annual period ended November 30, 2017, which were characterized as ordinary income.

Month	Distribution per Share
June 2017	$0.1367
September	$0.0952
Total	$0.2319

Performance Attribution
For the six-month period ended November 30, 2017, the consumer discretionary sector contributed the most to the Fund’s return, followed by the consumer staples sector. No sector detracted. The utilities sector contributed least, followed by the telecommunications services sector.

Positions that contributed the most to the Fund’s return included Fraport AG, a German transport company which operates Frankfurt Airport (not held in the Fund’s portfolio at period end); Hang Seng Bank Ltd., a Hong Kong-based banking and financial services company (2.2% of the Fund’s portfolio at period end); and Toronto-Dominion Bank, a Canadian multinational banking and financial services corporation (1.9% of the Fund’s portfolio at period end).

Positions that detracted the most from return included Owens & Minor, Inc., a healthcare logistics company; Ultra Electronics Holdings plc, a British company serving the defense, security, transport and energy industries; and WPP plc, a British multinational advertising and public relations company (0.9%, 0.8%, and 1.5%, respectively, of the Fund’s portfolio at period end).

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

RISKS AND OTHER CONSIDERATIONS (Unaudited)	November 30, 2017

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to increase/decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as its underlying index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increase/decreased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GSY): The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Fund’s shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 29

RISKS AND OTHER CONSIDERATIONS (Unaudited) continued	November 30, 2017

Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GSY): If an Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.61
Net Asset Value	$22.64
Discount to NAV	-0.13%
Net Assets ($000)	$543,344

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	0.53%	1.09%	1.16%	1.39%	3.66%
Market	0.53%	1.05%	1.04%	1.30%	3.64%
NASDAQ
BulletShares®
USD Corporate
Bond 2017
Index	0.66%	1.37%	1.42%	1.64%	4.05%
Bloomberg
Barclays U.S.
Aggregate
Bond
Index	0.68%	3.21%	2.11%	1.98%	3.23%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	8.7%
Industrial	3.3%
Energy	3.0%
Communications	2.2%
Technology	2.2%
Consumer, Cyclical	2.2%
Basic Materials	1.4%
Other	2.1%
Total Long-Term Investments	25.1%
U.S. Government Securities	73.2%
Total Investments	98.3%
Other Assets & Liabilities, net	1.7%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
General Electric Co., 5.25%	2.9%
Wells Fargo & Co., 5.63%	2.2%
Intel Corp., 1.35%	2.2%
Bank of America Corp., 5.75%	1.9%
Chevron Corp., 1.10%	1.4%
AT&T, Inc., 1.40%	1.4%
Morgan Stanley, 5.95%	1.3%
Ford Motor Credit Company LLC, 1.72%	1.1%
ConocoPhillips Co., 1.05%	0.9%
Walt Disney Co., 1.10%	0.8%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.14
Net Asset Value	$21.18
Discount to NAV	-0.19%
Net Assets ($000)	$994,175

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	0.65%	1.60%	1.60%	1.74%	2.73%
Market	0.18%	1.31%	1.42%	1.62%	2.69%
NASDAQ
BulletShares®
USD Corporate
Bond 2018
Index	0.72%	1.83%	1.77%	1.95%	3.01%
Bloomberg
Barclays
U.S. Aggregate
Bond
Index	0.68%	3.21%	2.11%	1.98%	2.43%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	47.3%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	8.5%
Energy	8.0%
Communications	6.4%
Technology	5.7%
Industrial	5.4%
Other	4.1%
Total Long-Term Investments	99.6%
Securities Lending Collateral	0.1%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Bank of America Corp., 6.88%	1.5%
JPMorgan Chase & Co., 6.00%	1.4%
Goldman Sachs Group, Inc., 6.15%	1.1%
Apple, Inc., 1.00%	1.1%
Bank of America Corp., 5.65%	1.1%
Morgan Stanley, 6.63%	1.0%
Goldman Sachs Group, Inc., 5.95%	0.9%
Bear Stearns Companies LLC, 7.25%	0.9%
Allergan Funding SCS, 2.35%	0.8%
General Electric Co., 5.63%	0.8%
Top Ten Total	10.6%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.14
Net Asset Value	$21.12
Premium to NAV	0.09%
Net Assets ($000)	$1,035,866

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	0.45%	1.86%	1.98%	2.02%	3.06%
Market	0.26%	1.57%	1.95%	1.93%	3.07%
NASDAQ
BulletShares®
USD Corporate
Bond 2019
Index	0.54%	2.07%	2.15%	2.30%	3.40%
Bloomberg
Barclays
U.S. Aggregate
Bond
Index	0.68%	3.21%	2.11%	1.98%	2.43%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	43.1%
Consumer, Non-cyclical	16.4%
Communications	8.5%
Energy	7.9%
Consumer, Cyclical	7.2%
Industrial	5.8%
Technology	5.5%
Other	4.6%
Total Long-Term Investments	99.0%
Securities Lending Collateral	0.1%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 1.90%	1.0%
Bank of America Corp., 2.60%	0.9%
Morgan Stanley, 5.63%	0.9%
Goldman Sachs Group, Inc., 7.50%	0.8%
Shire Acquisitions Investments Ireland DAC, 1.90%	0.8%
Morgan Stanley, 7.30%	0.8%
JPMorgan Chase & Co., 6.30%	0.8%
Bank of America Corp., 7.63%	0.8%
Novartis Securities Investment Ltd., 5.13%	0.8%
Abbott Laboratories, 2.35%	0.7%
Top Ten Total	8.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.37
Net Asset Value	$21.31
Premium to NAV	0.28%
Net Assets ($000)	$1,051,568

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	0.30%	2.63%	2.46%	2.46%	3.64%
Market	0.29%	2.96%	2.54%	2.42%	3.68%
NASDAQ
BulletShares®
USD Corporate
Bond 2020
Index	0.40%	2.80%	2.60%	2.67%	3.89%
Bloomberg
Barclays
U.S. Aggregate
Bond
Index	0.68%	3.21%	2.11%	1.98%	2.43%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	41.0%
Consumer, Non-cyclical	18.4%
Consumer, Cyclical	8.1%
Energy	7.8%
Technology	7.3%
Communications	7.0%
Industrial	5.1%
Other	4.0%
Total Long-Term Investments	98.7%
Securities Lending Collateral	0.0%*
Total Investments	98.7%
Other Assets & Liabilities, net	1.3%
Net Assets	100.0%
* Less than 0.1%

Ten Largest Holdings	(% of Total Net Assets)
GE Capital International Funding Company Unlimited Co., 2.34%	1.6%
AbbVie, Inc., 2.50%	1.0%
JPMorgan Chase & Co., 2.25%	0.9%
Allergan Funding SCS, 3.00%	0.9%
Visa, Inc., 2.20%	0.9%
Bank of America Corp., 5.63%	0.8%
HCA, Inc., 6.50%	0.8%
Hewlett Packard Enterprise Co., 3.60%	0.8%
Goldman Sachs Group, Inc., 5.38%	0.8%
AT&T, Inc., 2.45%	0.8%
Top Ten Total	9.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$21.19
Net Asset Value	$21.16
Premium to NAV	0.14%
Net Assets ($000)	$806,109

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(07/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	0.43%	3.20%	2.91%	4.00%
Market	0.33%	2.99%	2.92%	4.02%
NASDAQ BulletShares®
USD Corporate Bond
2021 Index	0.50%	3.32%	2.95%	4.14%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	2.11%	2.88%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for most recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	40.1%
Consumer, Non-cyclical	15.2%
Communications	9.1%
Energy	8.3%
Consumer, Cyclical	8.2%
Technology	7.9%
Industrial	5.9%
Other	4.3%
Total Long-Term Investments	99.0%
Securities Lending Collateral	0.3%
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 2.65%	1.8%
Oracle Corp., 1.90%	1.0%
Goldman Sachs Group, Inc., 5.25%	1.0%
Deutsche Bank AG, 4.25%	0.9%
Shire Acquisitions Investments Ireland DAC, 2.40%	0.8%
BNP Paribas S.A., 5.00%	0.8%
HSBC Holdings plc, 3.40%	0.8%
Morgan Stanley, 2.63%	0.8%
JPMorgan Chase & Co., 4.35%	0.8%
Mitsubishi UFJ Financial Group, Inc., 2.95%	0.7%
Top Ten Total	9.4%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$21.25
Net Asset Value	$21.18
Premium to NAV	0.33%
Net Assets ($000)	$644,942

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	0.52%	3.91%	3.22%	4.19%
Market	0.65%	3.90%	3.28%	4.23%
NASDAQ BulletShares®
USD Corporate Bond
2022 Index	0.53%	4.02%	3.36%	4.59%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	2.11%	2.85%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see the Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	34.5%
Consumer, Non-cyclical	19.4%
Communications	9.5%
Energy	9.2%
Industrial	8.1%
Technology	7.4%
Consumer, Cyclical	6.5%
Other	4.3%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Goldman Sachs Group, Inc., 5.75%	1.4%
Barclays Bank plc, 7.63%	1.0%
JPMorgan Chase & Co., 4.50%	0.9%
Goldman Sachs Group, Inc., 3.00%	0.9%
Morgan Stanley, 2.75%	0.9%
Verizon Communications, Inc., 2.95%	0.9%
AbbVie, Inc., 2.90%	0.8%
JPMorgan Chase & Co., 3.25%	0.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%	0.8%
Allergan Funding SCS, 3.45%	0.8%
Top Ten Total	9.2%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.93
Net Asset Value	$20.86
Premium to NAV	0.34%
Net Assets ($000)	$281,637

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/17/14)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	0.79%	4.81%	3.65%	4.24%
Market	0.84%	5.01%	3.74%	4.31%
NASDAQ BulletShares®
USD Corporate Bond
2023 Index	0.86%	4.97%	3.78%	4.33%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	2.11%	2.62%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	30.5%
Consumer, Non-Cyclical	18.8%
Energy	12.5%
Communications	9.8%
Technology	8.6%
Consumer, Cyclical	7.5%
Industrial	5.4%
Other	5.7%
Total Long-Term Investments	98.8%
Securities Lending Collateral	0.2%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Verizon Communications, Inc., 5.15%	2.7%
Anheuser-Busch InBev Finance, Inc. 3.30%	2.5%
Apple, Inc., 2.40%	2.2%
Bank of America Corp., 3.30%	1.7%
Wells Fargo & Co., 3.07%	1.4%
AT&T, Inc., 3.60%	1.4%
Royal Bank of Scotland Group plc, 3.88%	1.1%
JPMorgan Chase & Co., 3.20%	1.1%
Shire Acquisitions Investments Ireland DAC, 2.88%	1.0%
Morgan Stanley, 3.75%	1.0%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.90
Net Asset Value	$20.83
Premium to NAV	0.34%
Net Assets ($000)	$212,476

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/17/14)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	1.25%	5.54%	3.79%	4.38%
Market	1.39%	5.68%	4.00%	4.51%
NASDAQ BulletShares®
USD Corporate Bond
2024 Index	1.34%	5.85%	4.06%	4.69%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	2.11%	2.62%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	36.0%
Consumer, Non-cyclical	15.3%
Energy	13.7%
Communications	9.3%
Technology	8.4%
Consumer, Cyclical	6.5%
Industrial	5.4%
Other	4.0%
Total Long-Term Investments	98.6%
Securities Lending Collateral	0.3%
Total Investments	98.9%
Other Assets & Liabilities, net	1.1%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Credit Suisse AG NY, 3.63%	1.4%
Goldman Sachs Group, Inc., 4.00%	1.4%
Bank of America Corp., 4.13%	1.3%
Morgan Stanley, 3.70%	1.3%
Morgan Stanley, 3.88%	1.3%
Bank of America Corp., 4.00%	1.3%
Bank of America Corp., 4.20%	1.3%
Verizon Communications, Inc., 3.50%	1.2%
Royal Bank of Scotland Group plc, 5.13%	1.2%
Microsoft Corp., 2.88%	1.2%
Top Ten Total	12.9%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Statistics
Share Price	$20.66
Net Asset Value	$20.61
Premium to NAV	0.24%
Net Assets ($000)	$83,478

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month		Since
	(non-	One	Inception
	annualized)	Year	(10/07/15)
Guggenheim BulletShares 2025 Corporate Bond ETF
NAV	1.20%	5.51%	4.34%
Market	1.24%	5.49%	4.46%
NASDAQ BulletShares®
USD Corporate Bond
2025 Index	1.36%	5.92%	4.87%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	2.27%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	32.8%
Consumer, Non-cyclical	23.2%
Energy	11.9%
Technology	10.0%
Communications	7.9%
Consumer, Cyclical	4.9%
Industrial	3.3%
Other	4.4%
Total Long-Term Investments	98.4%
Securities Lending Collateral	0.1%
Total Investments	98.5%
Other Assets & Liabilities, net	1.5%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Charter Communications Operating LLC /
Charter Communications Operating Capital, 4.91%	2.1%
AT&T, Inc., 3.40%	2.0%
Visa, Inc., 3.15%	1.8%
Medtronic, Inc., 3.50%	1.7%
Bank of America Corp., 3.88%	1.7%
AbbVie, Inc., 3.60%	1.5%
Allergan Funding SCS, 3.80%	1.5%
Goldman Sachs Group, Inc., 3.50%	1.4%
JPMorgan Chase & Co., 3.13%	1.4%
Morgan Stanley, 4.00%	1.4%
Top Ten Total	16.5%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

Fund Statistics
Share Price	$19.66
Net Asset Value	$19.63
Premium to NAV	0.15%
Net Assets ($000)	$44,172

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month		Since
	(non-	One	Inception
	annualized)	Year	(09/14/16)
Guggenheim BulletShares 2026 Corporate Bond ETF
NAV	1.30%	5.46%	1.48%
Market	1.30%	5.51%	1.61%
NASDAQ BulletShares®
USD Corporate Bond
2026 Index	1.37%	5.64%	1.79%
Bloomberg Barclays
U.S. Aggregate
Bond Index	0.68%	3.21%	0.63%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.88 per share for share price returns or initial net asset value (NAV) of $19.88 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	38.9%
Consumer, Non-cyclical	20.5%
Energy	10.0%
Communications	7.2%
Consumer, Cyclical	6.4%
Technology	5.9%
Industrial	4.5%
Other	5.0%
Total Investments	98.4%
Other Assets & Liabilities, net	1.6%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.65%	4.0%
HSBC Holdings plc, 4.30%	1.9%
Gilead Sciences, Inc., 3.65%	1.4%
Wells Fargo & Co., 3.00%	1.3%
Wells Fargo & Co., 3.00%	1.3%
Microsoft Corp., 2.40%	1.3%
Johnson & Johnson, 2.45%	1.3%
Cooperatieve Rabobank UA, 3.75%	1.3%
Boston Properties, LP, 3.65%	1.1%
Morgan Stanley, 3.88%	1.1%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSCR Guggenheim BulletShares 2027 Corporate Bond ETF

Fund Statistics
Share Price	$20.00
Net Asset Value	$19.93
Premium to NAV	0.35%
Net Assets ($000)	$5,978

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
Since
Inception
(09/27/17)
(non-annualized)
Guggenheim BulletShares 2027 Corporate Bond ETF
NAV	(0.03%)
Market	0.32%
NASDAQ BulletShares®
USD Corporate Bond
2027 Index	(0.08%)
Bloomberg Barclays
U.S. Aggregate
Bond Index	(0.37%)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	31.4%
Consumer, Non-cyclical	15.0%
Communications	10.3%
Technology	10.2%
Energy	10.2%
Consumer, Cyclical	6.8%
Industrial	5.2%
Other	6.8%
Total Investments	95.9%
Other Assets & Liabilities, net	4.1%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Wells Fargo & Co., 4.30%	3.5%
Citigroup, Inc., 4.45%	3.5%
Verizon Communications, Inc., 4.13%	3.5%
Microsoft Corp., 3.30%	3.5%
Telefonica Emisiones SAU, 4.10%	3.4%
Apple, Inc., 3.35%	3.4%
Goldman Sachs Group, Inc., 3.85%	3.4%
Morgan Stanley, 3.63%	3.4%
Becton Dickinson & Co., 3.70%	3.3%
Bank of America Corp., 3.25%	3.3%
Top Ten Total	34.2%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.70
Net Asset Value	$25.74
Discount to NAV	(0.16%)
Net Assets ($000)	$370,622

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	0.60%	2.04%	2.40%	3.48%	4.44%
Market	0.71%	2.17%	2.39%	3.38%	4.40%
NADSAQ BulletShares®
USD High
Yield Corporate
Bond 2017
Index	0.77%	2.37%	2.73%	4.22%	5.27%
Bloomberg Barclays
U.S. Corporate
High Yield
Index	2.28%	9.16%	5.73%	6.04%	6.82%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	4.8%
Consumer, Non-cyclical	3.5%
Communications	1.6%
Industrial	0.8%
Total Long-Term Investments	10.7%
U.S. Treasury Bills	89.6%
Total Investments	100.3%
Other Assets & Liabilities, net	(0.3%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Springleaf Finance Corp., 6.90%	3.5%
Spectrum Brands, Inc., 6.63%	1.8%
Match Group, Inc., 6.75%	1.6%
Ally Financial, Inc., 6.25%	1.3%
DS Services of America, Inc., 10.00%	0.9%
Orbital ATK, Inc., 5.25%	0.9%
FTI Consulting, Inc., 6.00%	0.8%
Top Ten Total	10.8%

“Ten Largest Holdings” excludes any temporary cash investments.

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.21
Net Asset Value	$25.24
Discount to NAV	(0.12%)
Net Assets ($000)	$1,070,090

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	1.17%	4.22%	2.96%	4.09%	4.81%
Market	0.90%	4.01%	3.07%	3.99%	4.78%
NASDAQ BulletShares®
USD High
Yield Corporate
Bond 2018
Index	1.17%	4.59%	3.69%	4.86%	5.73%
Bloomberg Barclays
U.S. Corporate
High Yield
Index	2.28%	9.16%	5.73%	6.04%	6.82%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	23.9%
Financial	19.0%
Consumer, Cyclical	17.8%
Consumer, Non-cyclical	11.4%
Basic Materials	8.1%
Technology	7.9%
Industrial	5.1%
Other	2.7%
Total Long-Term Investments	95.9%
Securities Lending Collateral	0.8%
Total Investments	96.7%
Other Assets & Liabilities, net	3.3%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sprint Communications, Inc., 9.00%	4.9%
Dollar Tree, Inc., 5.75%	4.1%
Navient Corp., 8.45%	4.0%
EMC Corp., 1.88%	3.6%
Dell International LLC / EMC Corp., 5.88%	2.9%
T-Mobile USA, Inc., 6.63%	2.6%
Centene Corp., 5.63%	2.3%
Rite Aid Corp., 6.13%	2.1%
Icahn Enterprises, LP / Icahn Enterprises Finance Corp., 4.88%	2.0%
DISH DBS Corp., 4.25%	2.0%
Top Ten Total	30.5%

“Ten Largest Holdings” excludes any temporary cash investments.

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.54
Net Asset Value	$24.48
Premium to NAV	0.25%
Net Assets ($000)	$917,981

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	1.67%	6.88%	3.53%	4.04%
Market	1.66%	6.77%	3.64%	4.09%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2019 Index	1.96%	7.55%	2.84%	3.15%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	5.73%	5.84%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	23.9%
Consumer, Non-cyclical	15.6%
Technology	12.3%
Industrial	9.8%
Financial	9.6%
Energy	8.0%
Consumer, Cyclical	7.8%
Other	9.6%
Total Long-Term Investments	96.6%
Securities Lending Collateral	2.4%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Western Digital Corp., 10.50%	4.8%
Prime Security Services Borrower LLC /
Prime Finance, Inc., 9.25%	4.3%
CSC Holdings LLC, 10.13%	2.5%
Solera LLC / Solera Finance, Inc., 10.50%	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%	2.4%
Sprint Capital Corp., 6.90%	2.3%
Ardagh Packaging Finance plc / Ardagh Holdings
USA, Inc., 7.25%	2.3%
Dynegy, Inc., 6.75%	2.2%
CHS/Community Health Systems, Inc., 8.00%	2.1%
Sirius XM Radio, Inc., 6.00%	2.1%
Top Ten Total	27.4%

“Ten Largest Holdings” excludes any temporary cash investments.

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.70
Net Asset Value	$24.63
Premium to NAV	0.28%
Net Assets ($000)	$637,790

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	1.43%	7.34%	3.69%	4.40%
Market	1.51%	7.18%	3.83%	4.46%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2020 Index	1.78%	8.40%	3.58%	4.00%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	5.73%	5.84%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	23.8%
Consumer, Non-cyclical	19.8%
Consumer, Cyclical	10.5%
Energy	9.2%
Financial	9.2%
Industrial	8.3%
Basic Materials	8.2%
Other	5.9%
Total Long-Term Investments	94.9%
Securities Lending Collateral	6.0%
Total Investments	100.9%
Other Assets & Liabilities, net	(0.9%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer, 5.75%	2.2%
SoftBank Corp., 4.50%	2.0%
Clear Channel Worldwide Holdings, Inc., 7.63%	1.8%
Valeant Pharmaceuticals International, Inc., 6.38%	1.8%
EMC Corp., 2.65%	1.7%
Tenet Healthcare Corp., 6.00%	1.6%
Valeant Pharmaceuticals International, Inc., 7.00%	1.6%
Valeant Pharmaceuticals International, Inc., 5.38%	1.6%
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc., 6.00%	1.5%
CSC Holdings LLC, 10.88%	1.5%
Top Ten Total	17.3%

“Ten Largest Holdings” excludes any temporary cash investments.

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.12
Net Asset Value	$25.02
Premium to NAV	0.40%
Net Assets ($000)	$282,738

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/17/14)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	1.89%	7.16%	5.16%	4.95%
Market	2.01%	7.41%	5.43%	4.91%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2021 Index	2.37%	8.87%	4.48%	3.81%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	5.73%	5.21%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	23.4%
Consumer, Non-cyclical	14.8%
Energy	13.0%
Financial	11.9%
Consumer Cyclical	11.2%
Basic Materials	6.7%
Industrial	6.4%
Other	5.4%
Total Long-Term Investments	92.8%
Securities Lending Collateral	3.3%
Total Investments	96.1%
Other Assets & Liabilities, net	3.9%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Altice Financing S.A., 7.50%	2.5%
CCO Holdings LLC / CCO Holdings Capital
Corp., 5.75%	2.3%
Sprint Corp., 7.25%	2.0%
T-Mobile USA, Inc., 6.50%	2.0%
DISH DBS Corp., 6.75%	1.8%
BMC Software Finance, Inc., 8.13%	1.5%
Valeant Pharmaceuticals International, Inc., 7.50%	1.5%
Bombardier, Inc., 8.75%	1.4%
Blackstone CQP Holdco, LP, 6.50%	1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%	1.4%
Top Ten Total	17.8%

“Ten Largest Holdings” excludes any temporary cash investments.

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.16
Net Asset Value	$25.05
Premium to NAV	0.44%
Net Assets ($000)	$152,800

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month			Since
	(non-	One	Three	Inception
	annualized)	Year	Year	(09/17/14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	1.09%	6.73%	5.37%	5.13%
Market	1.30%	6.97%	5.85%	5.13%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2022 Index	1.39%	7.94%	5.55%	5.11%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	5.73%	5.21%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	22.6%
Consumer, Non-cyclical	17.5%
Energy	15.5%
Consumer, Cyclical	13.6%
Industrial	9.2%
Financial	6.5%
Basic Materials	6.2%
Other	6.2%
Total Long-Term Investments	97.3%
Securities Lending Collateral	5.2%
Total Investments	102.5%
Other Assets & Liabilities, net	(2.5%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
SFR Group S.A., 6.00%	2.4%
CCO Holdings LLC / CCO Holdings
Capital Corp., 5.13%	1.9%
Freeport-McMoRan, Inc., 3.55%	1.7%
Tenet Healthcare Corp., 8.13%	1.7%
Altice Luxembourg S.A., 7.75%	1.6%
Scientific Games International, Inc., 10.00%	1.5%
International Game Technology plc, 6.25%	1.5%
Sprint Communications, Inc., 6.00%	1.4%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%	1.3%
HCA, Inc., 7.50%	1.3%
Top Ten Total	16.3%

“Ten Largest Holdings” excludes any temporary cash investments.

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.64
Net Asset Value	$26.57
Premium to NAV	0.26%
Net Assets ($000)	$58,445

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month		Since
	(non-	One	Inception
	annualized)	Year	(10/07/15)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
NAV	1.28%	7.12%	8.03%
Market	1.24%	7.47%	8.16%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2023 Index	1.64%	8.51%	9.60%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	9.74%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market for USD denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Consumer,Non-cyclical	17.6%
Communications	16.1%
Energy	15.0%
Consumer,Cyclical	14.8%
Industrial	9.3%
Technology	9.0%
Basic Materials	6.8%
Other	9.4%
Total Long-Term Investments	98.0%
Securities Lending Collateral	4.6%
Total Investments	102.6%
Other Assets & Liabilities, net	(2.6%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sprint Corp., 7.88%	3.9%
First Data Corp., 7.00%	2.6%
Valeant Pharmaceuticals International, Inc., 5.88%	2.1%
CHS/Community Health Systems, Inc., 6.25%	1.9%
Freeport-McMoRan, Inc., 3.88%	1.7%
Altice Financing S.A., 6.63%	1.7%
Tenet Healthcare Corp., 6.75%	1.4%
Reynolds Group Issuer, Inc., 5.13%	1.3%
Bombardier, Inc., 6.13%	1.2%
DISH DBS Corp., 5.00%	1.2%
Top Ten Total	19.0%

“Ten Largest Holdings” excludes any temporary cash investments.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.78
Net Asset Value	$25.69
Premium to NAV	0.35%
Net Assets ($000)	$25,687

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month		Since
	(non-	One	Inception
	annualized)	Year	(09/14/16)
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
NAV	2.62%	8.38%	6.92%
Market	3.06%	8.40%	7.22%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2024 Index	3.07%	10.03%	8.75%
Bloomberg Barclays
U.S. Corporate
High Yield Index	2.28%	9.16%	8.47%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	18.2%
Consumer, Non-cyclical	16.1%
Energy	14.7%
Consumer Cyclical	12.6%
Industrial	9.6%
Technology	8.5%
Financial	8.4%
Other	9.5%
Total Long-Term Investments	97.6%
Securities Lending Collateral	2.0%
Total Investments	99.6%
Other Assets & Liabilities, net	0.4%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Sprint Corp., 7.13%	2.0%
Tenet Healthcare Corp., 4.63%	1.7%
MPH Acquisition Holdings LLC, 7.13%	1.7%
Sprint Corp., 7.63%	1.7%
First Data Corp., 5.75%	1.6%
DaVita, Inc., 5.13%	1.6%
DISH DBS Corp., 5.88%	1.6%
SFR Group S.A., 6.25%	1.5%
Cheniere Corpus Christi Holdings LLC, 7.00%	1.3%
BlueLine Rental Finance Corporation /
BlueLine Rental LLC, 9.25%	1.3%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash investments.

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

BSJP Guggenheim BulletShares 2025 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.97
Net Asset Value	$24.93
Premium to NAV	0.16%
Net Assets ($000)	$4,987

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
Since
Inception
(09/27/17)
(non-annualized)
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF
NAV	0.14%
Market	0.30%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2025 Index	0.40%
Bloomberg Barclays U.S. Corporate
High Yield Index	0.30%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Consumer, Non-cyclical	19.1%
Consumer, Cyclical	16.2%
Communications	16.0%
Energy	14.4%
Basic Materials	8.8%
Industrial	6.3%
Financial	6.1%
Other	6.6%
Total Investments	93.5%
Other Assets & Liabilities, net	6.5%
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
International Game Technology plc, 6.50%	4.5%
First Quantum Minerals Ltd., 7.50%	4.3%
Sprint Corp., 7.63%	4.3%
Southwestern Energy Co., 6.70%	4.2%
HCA, Inc., 5.38%	4.2%
BWAY Holding Co., 7.25%	4.2%
Hilton Worldwide Finance LLC, 4.63%	4.2%
Halcon Resources Corp., 6.75%	4.1%
DaVita, Inc., 5.00%	4.0%
Univision Communications, Inc., 5.13%	3.9%
Top Ten Total	41.9%

“Ten Largest Holdings” excludes any temporary cash investments.

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF

Fund Statistics
Share Price	$50.40
Net Asset Value	$50.39
Premium to NAV	0.02%
Net Assets ($000)	$1,063,227

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month				Since
	(non-	One	Three	Five	Inception
	annualized)	Year	Year	Year	(02/12/08)
Guggenheim Ultra Short Duration ETF
NAV	0.94%	1.86%	1.52%	1.39%	1.02%
Market	0.94%	1.88%	1.54%	1.41%	1.02%
Bloomberg Barclays
1-3 Month
U.S. Treasury
Bill Index	0.50%	0.76%	0.34%	0.22%	0.30%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.31%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Corporate Bonds	31.5%
Commercial Paper	20.0%
Asset-Backed Securities	15.1%
Foreign Government Bonds	15.0%
Repurchase Agreements	13.9%
Collateralized Mortgage Obligations	4.2%
Federal Agency Discount Notes	1.2%
Senior Floating Rate Interests	0.6%
Money Market Fund	0.4%
Securities Lending Collateral	0.2%
Total Investments	102.1%
Other Assets & Liabilities, net	(2.1%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Discovery Communications LLC, 2.04%	1.1%
Express Scripts Holding Co., 2.23%	1.0%
Huntington National Bank, 1.83%	0.9%
Citizens Bank North America/Providence RI, 1.85%	0.9%
Credit Agricole S.A., 2.29%	0.9%
AT&T, Inc., 2.26%	0.9%
Deutsche Telekom International Finance BV, 1.93%	0.9%
Citigroup, Inc., 2.14%	0.9%
Australia & New Zealand Banking Group Ltd., 1.99%	0.9%
BNZ International Funding Ltd., 2.14%	0.9%
Top Ten Total	9.3%

“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$11.26
Net Asset Value	$11.29
Discount to NAV	(0.27%)
Net Assets ($000)	$59,596

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2017
	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	5.99%	18.01%	1.67%	3.08%	(0.29%)
Market	6.00%	17.70%	1.68%	2.99%	(0.31%)
Benchmarks By
Design High Income
Index/ S&P
Global Dividend
Opportunities
Index[1]	6.17%	18.34%	1.67%	3.06%	0.17%
MSCI World
Index	9.55%	23.66%	8.19%	11.75%	4.76%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.77%. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.73%. There is a contractual fee waiver currently in place for this Fund through December 31, 2020 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	29.7%
Consumer, Non-cyclical	28.7%
Communications	12.8%
Utilities	9.2%
Consumer, Cyclical	6.6%
Industrial	5.9%
Basic Materials	3.3%
Technology	3.3%
Total Long-Term Investments	99.5%
Securities Lending Collateral	2.2%
Total Investments	101.7%
Other Assets & Liabilities, net	(1.7%)
Net Assets	100.0%

Ten Largest Holdings	(% of Total Net Assets)
Enagas S.A.	2.9%
Swiss Re AG	2.7%
Apollo Commercial Real Estate Finance, Inc.	2.6%
Transurban Group	2.3%
bpost S.A.	2.2%
Hang Seng Bank Ltd.	2.2%
Cisco Systems, Inc.	2.0%
DuluxGroup Ltd.	2.0%
Pfizer, Inc.	2.0%
Verizon Communications, Inc.	1.9%
Top Ten Total	22.8%

“Ten Largest Holdings” excludes any temporary cash investments.

1 The benchmark return reflects the blended return of the Benchmarks by Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/17.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

72 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	November 30, 2017

Shareholder Expense Example

As a shareholder of the Funds, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on May 31, 2017 and held for the six months ended November 30, 2017.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	May 31, 2017	November 30, 2017	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.53%	$1,000.00	$1,005.30	$1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	0.65%	1,000.00	1,006.50	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	0.45%	1,000.00	1,004.50	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	0.30%	1,000.00	1,003.00	1.21
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	0.43%	1,000.00	1,004.30	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	0.52%	1,000.00	1,005.20	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	0.79%	1,000.00	1,007.90	1.21
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	1.25%	1,000.00	1,012.50	1.21
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	1.20%	1,000.00	1,012.00	1.21
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	1.30%	1,000.00	1,013.05	1.21
Guggenheim BulletShares 2027 Corporate Bond ETF[4]	0.24%	-0.03%	1,000.00	999.70	0.43
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	0.60%	1,000.00	1,005.97	2.16
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.44%	1.17%	1,000.00	1,011.72	2.22
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	1.67%	1,000.00	1,016.73	2.17
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	1.43%	1,000.00	1,014.30	2.16
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	1.89%	1,000.00	1,018.86	2.18
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	1.09%	1,000.00	1,010.94	2.17
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	1.28%	1,000.00	1,012.77	2.17
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.44%	2.62%	1,000.00	1,026.24	2.23
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF[4]	0.42%	0.14%	1,000.00	1,001.40	0.75
Guggenheim Ultra Short Duration ETF	0.27%	0.94%	1,000.00	1,009.36	1.36
Guggenheim S&P Global Dividend Opportunities Index ETF	0.64%	5.99%	1,000.00	1,059.86	3.30

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 73

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	November 30, 2017

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	May 31, 2017	November 30, 2017	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,023.87	$1.22
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2027 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.44%	5.00%	1,000.00	1,022.86	2.23
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.44%	5.00%	1,000.00	1,022.86	2.23
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,008.16	0.75
Guggenheim Ultra Short Duration ETF	0.27%	5.00%	1,000.00	1,023.71	1.37
Guggenheim S&P Global Dividend Opportunities Index ETF	0.64%	5.00%	1,000.00	1,021.86	3.24

[1]	Annualized and excludes expense of the underlying funds in which the funds invest, if any.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period May 31, 2017 to November 30, 2017.
[4]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 65/365 (to reflect the period from commencement of operations on September 27, 2017 to November 30, 2017).

74 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† – 73.2%
United States Treasury Bills
0.99% due 12/14/17[1,2]	$71,000,000	$70,976,157
0.97% due 12/14/17[1,2]	40,000,000	39,986,567
0.87% due 12/14/17[1,2]	40,000,000	39,986,567
0.90% due 12/14/17[1,2]	37,000,000	36,987,574
0.89% due 12/14/17[1,2]	30,000,000	29,989,925
1.01% due 12/14/17[1,2]	27,000,000	26,990,933
0.94% due 12/14/17[1,2]	25,000,000	24,991,604
0.95% due 12/14/17[1,2]	24,000,000	23,991,940
0.93% due 12/14/17[1,2]	20,000,000	19,993,283
0.88% due 12/14/17[1,2]	20,000,000	19,993,283
1.03% due 12/14/17[1,2]	17,695,100	17,689,157
1.00% due 12/14/17[1,2]	17,000,000	16,994,291
0.96% due 12/14/17[1,2]	17,000,000	16,994,291
0.92% due 12/14/17[1,2]	12,000,000	11,995,970
Total U.S. Government Securities
(Cost $397,555,115)		397,561,542

CORPORATE BONDS†† – 25.1%
Financial – 8.7%
Wells Fargo & Co.
5.63% due 12/11/17	12,151,000	12,160,810
Bank of America Corp.
5.75% due 12/01/17	10,340,000	10,340,000
Morgan Stanley
5.95% due 12/28/17	6,801,000	6,820,527
Bank of Nova Scotia
1.38% due 12/18/17	4,184,000	4,183,916
UBS AG/Stamford CT
5.88% due 12/20/17	4,133,000	4,141,292
MetLife, Inc.
1.76% due 12/15/17	1,795,000	1,795,140
1.90% due 12/15/17	1,691,000	1,690,960
Citizens Bank North America/Providence RI
1.60% due 12/04/17	3,070,000	3,070,000
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	2,584,000	2,584,060
Prudential Financial, Inc.
6.00% due 12/01/17	514,000	514,000
Total Financial		47,300,705

Industrial – 3.3%
General Electric Co.
5.25% due 12/06/17	15,723,000	15,726,409
John Deere Capital Corp.
1.55% due 12/15/17	2,166,000	2,166,030
Total Industrial		17,892,439

Energy – 3.0%
Chevron Corp.
1.10% due 12/05/17	7,866,000	7,865,840
ConocoPhillips Co.
1.05% due 12/15/17	4,868,000	4,866,891
Kinder Morgan, Inc.
2.00% due 12/01/17	1,863,000	1,863,000
National Oilwell Varco, Inc.
1.35% due 12/01/17	1,702,000	1,702,000
Total Energy		16,297,731

Communications – 2.2%
AT&T, Inc.
1.40% due 12/01/17	7,802,000	7,802,000
Walt Disney Co.
1.10% due 12/01/17	4,374,000	4,374,000
Total Communications		12,176,000

Technology – 2.2%
Intel Corp.
1.35% due 12/15/17	11,903,000	11,902,404

Consumer, Cyclical – 2.2%
Ford Motor Credit Company LLC
1.72% due 12/06/17	5,959,000	5,959,009
American Honda Finance Corp.
1.55% due 12/11/17	3,983,000	3,983,306
Carnival Corp.
1.88% due 12/15/17	1,810,000	1,810,138
Total Consumer, Cyclical		11,752,453

Basic Materials – 1.4%
Sherwin-Williams Co.
1.35% due 12/15/17	3,036,000	3,035,734
Nucor Corp.
5.75% due 12/01/17	2,587,000	2,587,000
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,136,000	2,136,000
Total Basic Materials		7,758,734

Consumer, Non-cyclical – 1.3%
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,065,000	3,064,991
Ecolab, Inc.
1.45% due 12/08/17	2,152,000	2,151,943
Western Union Co.
2.88% due 12/10/17	1,812,000	1,812,338
Total Consumer, Non-cyclical		7,029,272

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 75

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 25.1% (continued)
Utilities – 0.8%
American Electric Power Company, Inc.
1.65% due 12/15/17	$2,420,000	$2,420,020
Southern Power Co.
1.85% due 12/01/17	2,125,000	2,125,000
Total Utilities		4,545,020
Total Corporate Bonds
(Cost $136,632,407)		136,654,758
Total Investments – 98.3%
(Cost $534,187,522)		$534,216,300
Other Assets & Liabilities, net – 1.7%		9,127,815
Total Net Assets – 100.0%		$543,344,115

††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the effective yield at the time of purchase.
2	Zero coupon rate security.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	89.2%
Canada	6.5%
Switzerland	3.0%
Panama	1.3%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$136,654,758	$—	$136,654,758
U.S. Government Securities	—	397,561,542	—	397,561,542
Total Assets	$—	$534,216,300	$—	$534,216,300

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
76 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6%
Financial – 47.3%
Bank of America Corp.
6.88% due 04/25/18	$14,786,000	$15,075,630
5.65% due 05/01/18	10,570,000	10,733,127
2.00% due 01/11/18	7,728,000	7,730,281
6.88% due 11/15/18	2,999,000	3,136,159
6.50% due 07/15/18	1,924,000	1,975,966
1.95% due 05/12/18	1,750,000	1,751,537
Goldman Sachs Group, Inc.
6.15% due 04/01/18	11,245,000	11,405,005
5.95% due 01/18/18	8,738,000	8,782,750
2.38% due 01/22/18	7,422,000	7,428,113
2.90% due 07/19/18	6,995,000	7,039,224
Citigroup, Inc.
1.70% due 04/27/18	6,734,000	6,730,660
1.80% due 02/05/18	6,552,000	6,551,099
2.50% due 09/26/18	4,475,000	4,493,159
2.05% due 12/07/18	4,164,000	4,164,913
1.75% due 05/01/18	3,674,000	3,673,362
2.15% due 07/30/18	3,595,000	3,601,432
6.13% due 05/15/18	2,846,000	2,900,030
JPMorgan Chase & Co.
6.00% due 01/15/18	13,378,000	13,441,110
1.70% due 03/01/18	6,185,000	6,185,397
1.63% due 05/15/18	5,148,000	5,145,323
1.80% due 01/25/18	3,453,000	3,453,552
Morgan Stanley
6.63% due 04/01/18	9,900,000	10,050,669
2.13% due 04/25/18	6,962,000	6,969,130
1.88% due 01/05/18	4,733,000	4,734,096
2.20% due 12/07/18	1,784,000	1,786,569
Royal Bank of Canada
2.20% due 07/27/18	5,735,000	5,747,260
2.00% due 10/01/18	5,469,000	5,476,529
2.00% due 12/10/18	3,595,000	3,597,525
1.50% due 01/16/18	3,559,000	3,558,751
1.80% due 07/30/18	3,547,000	3,547,559
1.50% due 06/07/18	1,132,000	1,130,600
Toronto-Dominion Bank
2.63% due 09/10/18	4,438,000	4,465,818
1.40% due 04/30/18	3,856,000	3,851,471
1.63% due 03/13/18	3,146,000	3,146,098
1.75% due 07/23/18	2,926,000	2,925,696
1.45% due 09/06/18	2,281,000	2,273,779
Credit Suisse AG NY
1.70% due 04/27/18	7,700,000	7,698,880
1.75% due 01/29/18	5,500,000	5,500,567
6.00% due 02/15/18	2,610,000	2,631,480
HSBC USA, Inc.
1.63% due 01/16/18	3,580,000	3,580,095
2.00% due 08/07/18	3,200,000	3,203,090
1.70% due 03/05/18	2,800,000	2,800,452
2.63% due 09/24/18	2,700,000	2,715,410
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,401,768
1.50% due 01/18/18[1]	2,115,000	2,115,006
2.50% due 07/19/18	2,100,000	2,108,297
1.75% due 01/16/18	2,035,000	2,035,585
1.76% due 10/19/18	1,200,000	1,198,115
Bear Stearns Companies LLC
7.25% due 02/01/18	8,424,000	8,496,652
4.65% due 07/02/18	1,692,000	1,718,865
Bank of Montreal
1.40% due 04/10/18	2,691,000	2,688,419
1.45% due 04/09/18	2,671,000	2,669,101
1.35% due 08/28/18	2,547,000	2,537,940
1.80% due 07/31/18	2,109,000	2,109,230
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,498,256
2.35% due 08/17/18	3,654,000	3,662,470
1.50% due 03/22/18	1,575,000	1,573,816
Bank of Nova Scotia
2.05% due 10/30/18	4,161,000	4,169,941
1.45% due 04/25/18	3,091,000	3,088,844
1.70% due 06/11/18	2,471,000	2,469,271
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,120,000	3,170,532
2.00% due 08/15/18	2,005,000	2,008,223
1.45% due 03/07/18	1,902,000	1,901,493
1.30% due 05/15/18	1,567,000	1,564,003
Bank of America North America
1.75% due 06/05/18	5,200,000	5,200,925
2.05% due 12/07/18	3,330,000	3,335,390
American Express Credit Corp.
1.80% due 07/31/18	3,313,000	3,312,533
2.13% due 07/27/18	2,966,000	2,972,063
1.88% due 11/05/18	2,181,000	2,180,734
American Express Co.
7.00% due 03/19/18	5,685,000	5,768,974
1.55% due 05/22/18	2,673,000	2,671,270
Wells Fargo Bank North America
1.65% due 01/22/18	5,800,000	5,799,742
1.80% due 11/28/18	2,000,000	1,997,793
Wachovia Corp.
5.75% due 02/01/18	6,656,000	6,699,464
PNC Bank North America
1.80% due 11/05/18	3,000,000	2,997,809
1.85% due 07/20/18	2,000,000	2,001,449
1.70% due 12/07/18	1,500,000	1,496,025
American International Group, Inc.
5.85% due 01/16/18	5,670,000	5,697,911
Discover Bank
2.60% due 11/13/18	3,500,000	3,516,781
2.00% due 02/21/18	2,100,000	2,100,634
Wells Fargo & Co.
1.50% due 01/16/18	5,610,000	5,609,257

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 77

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6% (continued)
Financial – 47.3% (continued)
Bank of New York Mellon Corp.
2.10% due 08/01/18	$1,713,000	$1,716,901
1.35% due 03/06/18	1,371,000	1,369,760
1.60% due 05/22/18[1]	1,203,000	1,202,226
1.30% due 01/25/18	1,171,000	1,170,411
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	3,021,000	3,247,621
5.45% due 02/01/18	1,909,000	1,920,698
Deutsche Bank AG
1.88% due 02/13/18	5,109,000	5,109,576
Santander UK plc
3.05% due 08/23/18	3,051,000	3,075,443
2.00% due 08/24/18	1,956,000	1,957,116
Cooperatieve Rabobank UA
1.70% due 03/19/18[1]	4,250,000	4,251,355
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,108,865
BNP Paribas S.A.
2.40% due 12/12/18	4,042,000	4,061,049
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,500,824
2.30% due 11/27/18	1,352,000	1,356,872
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
2.70% due 08/20/18	3,374,000	3,393,395
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,898,000	1,898,133
1.15% due 08/15/18	1,420,000	1,414,528
State Street Corp.
4.96% due 03/15/18	1,807,000	1,822,711
1.35% due 05/15/18	1,262,000	1,260,010
International Lease Finance Corp.
3.88% due 04/15/18	3,059,000	3,079,350
MUFG Union Bank North America
2.63% due 09/26/18	3,000,000	3,017,519
Barclays plc
2.00% due 03/16/18	3,000,000	3,001,320
National Bank of Canada
2.10% due 12/14/18	2,900,000	2,901,078
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	2,885,000	2,891,512
MetLife, Inc.
6.82% due 08/15/18	2,610,000	2,700,585
UBS AG
5.75% due 04/25/18	2,500,000	2,539,701
KeyBank North America/Cleveland OH
1.65% due 02/01/18	2,467,000	2,467,062
US Bank North America/Cincinnati OH
1.45% due 01/29/18	2,460,000	2,459,527
Svenska Handelsbanken AB
1.63% due 03/21/18	2,400,000	2,400,296
KeyCorp
2.30% due 12/13/18	2,372,000	2,374,710
US Bancorp
1.95% due 11/15/18	2,350,000	2,353,937
BB&T Corp.
2.05% due 06/19/18	1,276,000	1,277,332
1.45% due 01/12/18	994,000	993,839
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,248,527
Huntington National Bank
2.20% due 11/06/18	2,175,000	2,178,610
Air Lease Corp.
2.13% due 01/15/18	1,200,000	1,200,494
2.63% due 09/04/18	962,000	965,376
Boston Properties, LP
3.70% due 11/15/18	2,107,000	2,133,956
Citizens Bank North America/Providence RI
2.30% due 12/03/18	2,100,000	2,104,860
Regions Bank/Birmingham AL
2.25% due 09/14/18	2,100,000	2,103,175
Ares Capital Corp.
4.88% due 11/30/18	2,003,000	2,053,709
Jefferies Group LLC
5.13% due 04/13/18	2,018,000	2,040,947
SunTrust Banks, Inc.
2.35% due 11/01/18	2,010,000	2,016,506
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	2,014,000	2,015,065
CBRE Services, Inc.
5.00% due 03/15/23	1,959,000	2,013,323
Branch Banking & Trust Co.
2.30% due 10/15/18	2,000,000	2,006,759
Charles Schwab Corp.
1.50% due 03/10/18	1,829,000	1,828,039
Chubb Corp.
5.75% due 05/15/18	1,674,000	1,703,399
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	1,458,000	1,504,474
Capital One Bank USA North America
2.15% due 11/21/18	1,500,000	1,502,202
Manufacturers & Traders Trust Co.
1.45% due 03/07/18	1,500,000	1,499,150
Associates Corporation of North America
6.95% due 11/01/18	1,230,000	1,283,730
Fifth Third Bancorp
4.50% due 06/01/18	1,211,000	1,225,991
JPMorgan Chase Bank North America
1.45% due 09/21/18[1]	1,200,000	1,197,139
Regions Bank
7.50% due 05/15/18	1,056,000	1,081,611

See notes to financial statements.
78 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6% (continued)
Financial – 47.3% (continued)
Travelers Companies, Inc.
5.80% due 05/15/18	$854,000	$869,344
Voya Financial, Inc.
2.90% due 02/15/18	761,000	762,297
Societe Generale S.A.
2.63% due 10/01/18	500,000	502,726
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	38,000	38,474
Total Financial		470,709,079

Consumer, Non-cyclical – 14.2%
AbbVie, Inc.
1.80% due 05/14/18	8,167,000	8,167,151
2.00% due 11/06/18	3,279,000	3,280,618
Coca-Cola Co.
1.65% due 11/01/18	4,043,000	4,040,200
1.15% due 04/01/18	3,590,000	3,585,065
1.65% due 03/14/18	1,809,000	1,809,727
Allergan Funding SCS
2.35% due 03/12/18	8,323,000	8,334,769
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	7,509,000	7,641,794
UnitedHealth Group, Inc.
1.90% due 07/16/18	4,069,000	4,072,151
6.00% due 02/15/18	2,718,000	2,741,235
Philip Morris International, Inc.
5.65% due 05/16/18	6,590,000	6,706,123
Kraft Heinz Foods Co.
2.00% due 07/02/18	3,982,000	3,982,308
6.13% due 08/23/18	2,642,000	2,719,840
Medtronic, Inc.
1.38% due 04/01/18	3,502,000	3,498,589
1.50% due 03/15/18	2,749,000	2,748,153
PepsiCo, Inc.
5.00% due 06/01/18	4,527,000	4,603,015
1.25% due 04/30/18	1,225,000	1,222,810
Merck & Company, Inc.
1.30% due 05/18/18	2,849,000	2,844,891
1.10% due 01/31/18	2,840,000	2,838,059
Pfizer, Inc.
1.20% due 06/01/18	3,515,000	3,508,257
1.50% due 06/15/18	1,803,000	1,802,116
Johnson & Johnson
5.15% due 07/15/18	2,656,000	2,713,840
1.65% due 12/05/18	1,803,000	1,801,720
Reynolds American, Inc.
2.30% due 06/12/18	3,312,000	3,319,097
Celgene Corp.
2.13% due 08/15/18	3,148,000	3,156,437
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,946,000	2,948,850
AstraZeneca plc
1.75% due 11/16/18	2,930,000	2,924,276
Aetna, Inc.
1.70% due 06/07/18	2,847,000	2,845,419
Procter & Gamble Co.
1.60% due 11/15/18	2,783,000	2,780,137
Anthem, Inc.
2.30% due 07/15/18	1,517,000	1,519,885
1.88% due 01/15/18	1,221,000	1,221,231
Altria Group, Inc.
9.70% due 11/10/18	2,509,000	2,688,303
Gilead Sciences, Inc.
1.85% due 09/04/18	2,555,000	2,555,167
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,214,000	2,246,364
Eli Lilly & Co.
1.25% due 03/01/18	2,204,000	2,202,175
Mylan, Inc.
2.60% due 06/24/18	1,913,000	1,919,310
Anheuser-Busch InBev Worldwide, Inc.
2.20% due 08/01/18	1,804,000	1,808,901
Kimberly-Clark Corp.
7.50% due 11/01/18	1,511,000	1,584,596
Total System Services, Inc.
2.38% due 06/01/18	1,568,000	1,570,150
Amgen, Inc.
6.15% due 06/01/18	1,475,000	1,505,856
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,477,000	1,488,225
Diageo Capital plc
1.13% due 04/29/18	1,457,000	1,454,051
Boston Scientific Corp.
2.65% due 10/01/18	1,343,000	1,350,367
Stryker Corp.
1.30% due 04/01/18	1,343,000	1,341,425
Mondelez International, Inc.
6.13% due 02/01/18	1,315,000	1,323,662
Humana, Inc.
7.20% due 06/15/18	1,268,000	1,303,027
Cardinal Health, Inc.
1.95% due 06/15/18	1,244,000	1,244,274
Danaher Corp.
1.65% due 09/15/18	1,224,000	1,222,254
CR Bard, Inc.
1.38% due 01/15/18	1,172,000	1,171,377
JM Smucker Co.
1.75% due 03/15/18	1,143,000	1,143,536
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,100,000	1,103,523

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 79

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6% (continued)
Consumer, Non-cyclical – 14.2% (continued)
McKesson Corp.
1.40% due 03/15/18	$1,057,000	$1,056,334
Sysco Corp.
5.25% due 02/12/18	1,012,000	1,018,188
Abbott Laboratories
2.00% due 09/15/18	949,000	948,984
Pharmacia LLC
6.50% due 12/01/18	850,000	887,326
Total Consumer, Non-cyclical		141,515,138

Consumer, Cyclical – 8.5%
Ford Motor Credit Company LLC
5.00% due 05/15/18	5,507,000	5,583,598
2.88% due 10/01/18	3,250,000	3,272,438
2.38% due 01/16/18	3,150,000	3,151,794
2.55% due 10/05/18	3,000,000	3,014,399
2.24% due 06/15/18	2,500,000	2,503,983
2.15% due 01/09/18	1,600,000	1,600,637
Toyota Motor Credit Corp.
2.00% due 10/24/18	4,154,000	4,160,122
1.55% due 07/13/18	3,121,000	3,118,005
1.45% due 01/12/18	3,101,000	3,100,553
1.20% due 04/06/18	2,849,000	2,844,847
1.38% due 01/10/18	2,390,000	2,389,474
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,396,000	4,405,907
5.80% due 02/15/18	3,398,000	3,425,370
1.13% due 04/11/18	3,159,000	3,154,216
CVS Health Corp.
1.90% due 07/20/18	5,864,000	5,860,125
2.25% due 12/05/18	3,940,000	3,947,390
American Honda Finance Corp.
2.13% due 10/10/18	2,853,000	2,861,368
1.50% due 03/13/18	2,250,000	2,249,318
1.60% due 07/13/18	1,922,000	1,920,414
McDonald’s Corp.
5.35% due 03/01/18	2,478,000	2,500,212
2.10% due 12/07/18	2,175,000	2,177,441
General Motors Financial Company, Inc.
3.25% due 05/15/18	2,267,000	2,281,279
2.40% due 04/10/18	2,271,000	2,277,196
General Motors Co.
3.50% due 10/02/18	3,775,000	3,819,593
Home Depot, Inc.
2.25% due 09/10/18	3,402,000	3,415,423
Target Corp.
6.00% due 01/15/18	3,000,000	3,014,767
PACCAR Financial Corp.
1.45% due 03/09/18	1,389,000	1,388,565
Best Buy Company, Inc.
5.00% due 08/01/18	955,000	973,200
Total Consumer, Cyclical		84,411,634

Energy – 8.0%
Chevron Corp.
1.72% due 06/24/18	5,188,000	5,189,273
1.37% due 03/02/18	4,856,000	4,853,861
1.79% due 11/16/18	3,391,000	3,389,656
Shell International Finance BV
1.90% due 08/10/18	4,515,000	4,520,428
1.63% due 11/10/18	3,550,000	3,543,467
2.00% due 11/15/18	3,427,000	3,435,502
BP Capital Markets plc
1.38% due 05/10/18	3,305,000	3,301,080
2.24% due 09/26/18	2,284,000	2,291,954
1.67% due 02/13/18	2,223,000	2,223,452
Exxon Mobil Corp.
1.31% due 03/06/18	4,323,000	4,320,938
1.44% due 03/01/18	2,840,000	2,839,623
Andeavor Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.25% due 10/15/22	3,229,000	3,434,203
6.13% due 10/15/21	1,996,000	2,057,137
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,552,000	2,631,645
1.88% due 01/12/18	1,431,000	1,431,023
Energy Transfer, LP
6.70% due 07/01/18	1,668,000	1,711,881
2.50% due 06/15/18	1,599,000	1,602,515
Total Capital S.A.
2.13% due 08/10/18	2,691,000	2,697,521
Total Capital Canada Ltd.
1.45% due 01/15/18	2,693,000	2,692,696
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,641,000	2,662,305
MPLX, LP
5.50% due 02/15/23	2,365,000	2,436,047
Enterprise Products Operating LLC
1.65% due 05/07/18	2,117,000	2,114,997
Marathon Petroleum Corp.
2.70% due 12/14/18	1,784,000	1,794,965
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,699,000	1,698,322
Baker Hughes a GE Company LLC
7.50% due 11/15/18	1,617,000	1,697,523
Petro-Canada
6.05% due 05/15/18	1,563,000	1,590,575
Nabors Industries, Inc.
6.15% due 02/15/18	1,578,000	1,581,945
Occidental Petroleum Corp.
1.50% due 02/15/18	1,523,000	1,522,909
Spectra Energy Partners, LP
2.95% due 09/25/18	1,473,000	1,483,634
Spectra Energy Capital LLC
6.20% due 04/15/18	1,421,000	1,442,051

See notes to financial statements.
80 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6% (continued)
Energy – 8.0% (continued)
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	$1,340,000	$1,361,978
Total Energy		79,555,106

Communications – 6.4%
AT&T, Inc.
5.50% due 02/01/18	6,743,000	6,782,318
2.38% due 11/27/18	4,365,000	4,381,536
5.60% due 05/15/18	2,592,000	2,635,754
1.75% due 01/15/18	1,713,000	1,712,963
Cisco Systems, Inc.
1.65% due 06/15/18	4,252,000	4,251,850
1.40% due 02/28/18	3,408,000	3,405,989
Vodafone Group plc
1.50% due 02/19/18	3,976,000	3,973,252
4.63% due 07/15/18	2,005,000	2,038,200
Time Warner Cable LLC
6.75% due 07/01/18	5,363,000	5,503,731
Comcast Corp.
5.70% due 05/15/18	2,771,000	2,819,940
5.88% due 02/15/18	2,528,000	2,548,705
Rogers Communications, Inc.
6.80% due 08/15/18	3,784,000	3,911,035
Telefonica Emisiones SAU
3.19% due 04/27/18	3,600,000	3,618,027
British Telecommunications plc
5.95% due 01/15/18	3,281,000	3,297,402
Thomson Reuters Corp.
6.50% due 07/15/18	2,341,000	2,404,437
Deutsche Telekom International Finance BV
6.75% due 08/20/18	2,250,000	2,327,159
eBay, Inc.
2.50% due 03/09/18	2,283,000	2,286,714
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,939,000	1,987,475
Historic TW, Inc.
6.88% due 06/15/18	1,679,000	1,721,417
Walt Disney Co.
1.50% due 09/17/18	1,197,000	1,193,316
Expedia, Inc.
7.46% due 08/15/18	979,000	1,014,659
Total Communications		63,815,879

Technology – 5.7%
Apple, Inc.
1.00% due 05/03/18	11,189,000	11,162,999
1.30% due 02/23/18	1,242,000	1,241,296
International Business Machines Corp.
1.13% due 02/06/18	3,368,000	3,365,202
7.63% due 10/15/18	2,950,000	3,094,682
1.25% due 02/08/18	2,700,000	2,698,342
Microsoft Corp.
1.30% due 11/03/18	4,725,000	4,705,518
1.63% due 12/06/18	3,457,000	3,451,700
Hewlett Packard Enterprise Co.
2.85% due 10/05/18	6,975,000	7,018,882
Oracle Corp.
5.75% due 04/15/18	6,686,000	6,784,404
QUALCOMM, Inc.
1.40% due 05/18/18	3,420,000	3,412,335
Seagate HDD Cayman
3.75% due 11/15/18	2,309,000	2,345,078
Fidelity National Information Services, Inc.
2.85% due 10/15/18	1,803,000	1,816,084
Altera Corp.
2.50% due 11/15/18	1,695,000	1,705,109
Maxim Integrated Products, Inc.
2.50% due 11/15/18	1,475,000	1,481,957
Texas Instruments, Inc.
1.00% due 05/01/18	1,080,000	1,077,547
Xerox Corp.
6.35% due 05/15/18	851,000	866,571
Total Technology		56,227,706

Industrial – 5.4%
General Electric Co.
5.63% due 05/01/18	8,182,000	8,311,394
1.63% due 04/02/18	3,364,000	3,362,281
John Deere Capital Corp.
1.95% due 12/13/18	2,961,000	2,965,648
5.75% due 09/10/18	1,899,000	1,956,388
5.35% due 04/03/18	1,277,000	1,292,729
1.75% due 08/10/18	1,132,000	1,132,273
1.35% due 01/16/18	1,132,000	1,131,806
1.60% due 07/13/18	890,000	889,237
Caterpillar Financial Services Corp.
1.50% due 02/23/18	2,398,000	2,397,503
5.45% due 04/15/18	1,750,000	1,772,786
1.80% due 11/13/18	1,417,000	1,416,517
7.05% due 10/01/18	1,038,000	1,081,078
1.70% due 06/16/18	890,000	889,608
Precision Castparts Corp.
1.25% due 01/15/18	2,851,000	2,850,355
CNH Industrial Capital LLC
3.88% due 07/16/18	2,517,000	2,543,743
United Parcel Service, Inc.
5.50% due 01/15/18	2,297,000	2,306,835
Northrop Grumman Corp.
1.75% due 06/01/18	2,206,000	2,204,294
Lockheed Martin Corp.
1.85% due 11/23/18	2,150,000	2,147,377
Roper Technologies, Inc.
2.05% due 10/01/18	2,032,000	2,032,471

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 81

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.6% (continued)
Industrial – 5.4% (continued)
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	$1,914,000	$1,979,080
Republic Services, Inc.
3.80% due 05/15/18	1,925,000	1,941,569
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,889,000	1,910,394
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,675,000	1,683,047
Norfolk Southern Corp.
5.75% due 04/01/18	1,616,000	1,635,858
Harris Corp.
2.00% due 04/27/18	1,469,000	1,469,878
Total Industrial		53,304,149

Utilities – 3.3%
Dominion Energy, Inc.
6.40% due 06/15/18	1,922,000	1,969,530
1.90% due 06/15/18	1,391,000	1,391,343
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,706,000	1,727,423
7.13% due 12/01/18	1,466,000	1,536,757
Southern Co.
2.45% due 09/01/18	1,657,000	1,662,952
1.55% due 07/01/18	1,049,000	1,047,003
Pacific Gas & Electric Co.
8.25% due 10/15/18	2,213,000	2,329,329
Commonwealth Edison Co.
5.80% due 03/15/18	1,955,000	1,977,537
Georgia Power Co.
1.95% due 12/01/18	1,955,000	1,954,273
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,743,000	1,764,750
Virginia Electric & Power Co.
5.40% due 04/30/18	1,661,000	1,685,171
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,632,000	1,629,062
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,564,000	1,620,577
PacifiCorp
5.65% due 07/15/18	1,469,000	1,503,838
Sempra Energy
6.15% due 06/15/18	1,390,000	1,421,144
PECO Energy Co.
5.35% due 03/01/18	1,346,000	1,358,787
Duke Energy Corp.
2.10% due 06/15/18	1,264,000	1,265,238
Duke Energy Florida LLC
5.65% due 06/15/18	1,200,000	1,224,904
Duke Energy Carolinas LLC
7.00% due 11/15/18	1,168,000	1,222,903
Nevada Power Co.
6.50% due 08/01/18	1,185,000	1,220,647
TransAlta Corp.
6.90% due 05/15/18	1,125,000	1,147,810
Total Utilities		32,660,978

Basic Materials – 0.8%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,540,000	3,628,011
Westlake Chemical Corp.
4.63% due 02/15/21	1,720,000	1,780,200
Goldcorp, Inc.
2.13% due 03/15/18	1,498,000	1,499,367
Nucor Corp.
5.85% due 06/01/18	1,319,000	1,344,299
Total Basic Materials		8,251,877
Total Corporate Bonds
(Cost $990,568,631)		990,451,546
SECURITIES LENDING COLLATERAL††,2 – 0.1%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	250,000	250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	250,000	250,000
J.P. Morgan Securities LLC
issued 11/30/17 at 1.04%
due 12/01/17	35,953	35,953
Total Securities Lending Collateral
(Cost $535,953)		535,953
Total Investments – 99.7%
(Cost $991,104,584)		$990,987,499
Other Assets & Liabilities, net – 0.3%		3,187,517
Total Net Assets – 100.0%		$994,175,016

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Other Information section.

See notes to financial statements.
82 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	79.6%
Canada	8.2%
United Kingdom	3.4%
Switzerland	1.9%
Netherlands	1.8%
Japan	1.1%
France	1.1%
Other	2.9%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$990,451,546	$—	$990,451,546
Securities Lending Collateral	—	535,953	—	535,953
Total Assets	$—	$990,987,499	$—	$990,987,499

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 83

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 43.1%
Morgan Stanley
5.63% due 09/23/19	$8,500,000	$8,988,894
7.30% due 05/13/19	7,664,000	8,204,400
2.38% due 07/23/19	6,403,000	6,415,138
2.45% due 02/01/19	5,092,000	5,109,767
2.50% due 01/24/19	4,999,000	5,020,204
Goldman Sachs Group, Inc.
7.50% due 02/15/19	8,017,000	8,511,643
2.63% due 01/31/19	6,636,000	6,679,141
2.55% due 10/23/19	6,345,000	6,366,210
2.30% due 12/13/19	5,608,000	5,602,585
2.00% due 04/25/19	2,128,000	2,122,280
1.95% due 07/23/19	1,530,000	1,522,039
Bank of America Corp.
2.60% due 01/15/19	9,662,000	9,717,665
7.63% due 06/01/19	7,440,000	8,010,628
2.65% due 04/01/19	6,300,000	6,343,650
5.49% due 03/15/19	1,100,000	1,138,757
JPMorgan Chase & Co.
6.30% due 04/23/19	7,614,000	8,042,323
2.20% due 10/22/19	5,352,000	5,354,553
2.35% due 01/28/19	3,667,000	3,681,059
1.85% due 03/22/19	2,862,000	2,853,484
Citigroup, Inc.
2.55% due 04/08/19	4,603,000	4,629,601
2.50% due 07/29/19	4,281,000	4,293,591
8.50% due 05/22/19	3,480,000	3,786,530
2.05% due 06/07/19	2,640,000	2,631,737
Royal Bank of Canada
2.20% due 09/23/19	5,087,000	5,094,261
1.50% due 07/29/19	3,827,000	3,788,435
1.63% due 04/15/19	3,570,000	3,552,486
2.15% due 03/15/19	2,610,000	2,612,235
Toronto-Dominion Bank
1.95% due 01/22/19	4,074,000	4,070,626
2.13% due 07/02/19	3,862,000	3,865,470
2.25% due 11/05/19	3,042,000	3,050,065
1.45% due 08/13/19	2,962,000	2,929,832
Bank of Nova Scotia
1.65% due 06/14/19	4,240,000	4,213,069
2.13% due 09/11/19	3,892,000	3,892,024
2.05% due 06/05/19	2,757,000	2,753,228
1.95% due 01/15/19	2,541,000	2,539,538
American Express Credit Corp.
2.25% due 08/15/19	4,208,000	4,214,052
1.88% due 05/03/19	3,930,000	3,917,492
2.13% due 03/18/19	3,044,000	3,045,633
1.70% due 10/30/19	2,011,000	1,996,279
Wells Fargo Bank North America
2.15% due 12/06/19	6,500,000	6,496,594
1.75% due 05/24/19	6,400,000	6,371,218
Credit Suisse AG NY
2.30% due 05/28/19	7,300,000	7,317,297
5.30% due 08/13/19	4,850,000	5,098,615
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,354,937
1.45% due 07/29/19	2,700,000	2,669,115
2.25% due 07/02/19	2,600,000	2,605,007
1.95% due 03/04/19	2,500,000	2,497,703
Bank of Montreal
1.50% due 07/18/19	4,023,000	3,989,072
2.38% due 01/25/19	3,408,000	3,419,856
2.10% due 12/12/19	2,748,000	2,742,404
Deutsche Bank AG
2.50% due 02/13/19	5,786,000	5,795,348
2.85% due 05/10/19	4,140,000	4,162,547
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,991,000	2,994,005
2.30% due 09/11/19	2,736,000	2,745,415
2.20% due 03/04/19	1,590,000	1,593,244
2.20% due 05/15/19	1,529,000	1,531,711
5.45% due 05/15/19	1,009,000	1,057,205
Svenska Handelsbanken AB
2.50% due 01/25/19	4,000,000	4,021,413
1.50% due 09/06/19	2,700,000	2,670,730
2.25% due 06/17/19	2,600,000	2,606,552
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,508,381
2.25% due 07/11/19	2,500,000	2,503,188
2.05% due 01/18/19	1,900,000	1,898,282
1.97% due 01/11/19	1,500,000	1,497,535
Wells Fargo & Co.
2.13% due 04/22/19	4,320,000	4,321,304
2.15% due 01/15/19	3,898,000	3,901,551
US Bank North America/Cincinnati OH
2.13% due 10/28/19	4,025,000	4,026,550
1.40% due 04/26/19	3,400,000	3,372,814
Santander UK plc
2.50% due 03/14/19	4,141,000	4,161,013
2.35% due 09/10/19	3,223,000	3,228,695
Cooperatieve Rabobank UA
2.25% due 01/14/19	4,350,000	4,361,731
1.38% due 08/09/19	2,400,000	2,370,851
UBS AG/Stamford CT
2.38% due 08/14/19	6,650,000	6,674,034
Fifth Third Bank/Cincinnati OH
2.30% due 03/15/19	2,100,000	2,106,072
2.38% due 04/25/19	2,000,000	2,005,851
1.63% due 09/27/19	2,000,000	1,979,322
International Lease Finance Corp.
6.25% due 05/15/19	3,193,000	3,361,560
5.88% due 04/01/19	2,596,000	2,712,256
KeyBank North America/Cleveland OH
2.35% due 03/08/19	2,490,000	2,499,379
2.50% due 12/15/19	1,900,000	1,908,064
1.60% due 08/22/19	1,395,000	1,382,298

See notes to financial statements.
84 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 43.1% (continued)
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	$3,204,000	$3,196,331
1.30% due 08/15/19	2,536,000	2,508,019
Capital One North America/Mclean VA
1.85% due 09/13/19	3,155,000	3,127,790
2.40% due 09/05/19	2,400,000	2,401,466
Synchrony Financial
3.00% due 08/15/19	2,838,000	2,865,068
2.60% due 01/15/19	2,598,000	2,607,190
Barclays plc
2.75% due 11/08/19	5,250,000	5,279,715
BB&T Corp.
2.25% due 02/01/19	2,352,000	2,357,457
5.25% due 11/01/19	1,586,000	1,671,444
6.85% due 04/30/19	913,000	972,984
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,504,926
2.25% due 07/25/19	2,243,000	2,248,103
Citizens Bank North America/Providence RI
2.50% due 03/14/19	2,300,000	2,308,167
2.45% due 12/04/19	1,900,000	1,902,499
HSBC USA, Inc.
2.38% due 11/13/19	2,400,000	2,407,621
2.25% due 06/23/19	1,750,000	1,751,396
Citibank North America
2.00% due 03/20/19	3,840,000	3,837,238
Branch Banking & Trust Co.
1.45% due 05/10/19	3,700,000	3,667,324
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75% due 05/15/19	3,180,000	3,237,089
BPCE S.A.
2.50% due 07/15/19	3,200,000	3,220,243
US Bancorp
2.20% due 04/25/19	3,150,000	3,159,043
American Tower Corp.
3.40% due 02/15/19	2,810,000	2,843,610
JPMorgan Chase Bank North America
1.65% due 09/23/19	2,800,000	2,782,695
Santander Holdings USA, Inc.
2.70% due 05/24/19	2,729,000	2,740,188
BlackRock, Inc.
5.00% due 12/10/19	2,578,000	2,722,891
Simon Property Group, LP
2.20% due 02/01/19	2,672,000	2,678,986
MetLife, Inc.
7.72% due 02/15/19	2,418,000	2,581,325
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,543,000	2,546,099
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	2,553,000	2,530,614
Nomura Holdings, Inc.
2.75% due 03/19/19	2,416,000	2,428,462
American International Group, Inc.
2.30% due 07/16/19	2,410,000	2,411,940
Jefferies Group LLC
8.50% due 07/15/19	2,064,000	2,258,343
BNP Paribas S.A.
2.45% due 03/17/19	2,109,000	2,120,376
Capital One Financial Corp.
2.45% due 04/24/19	2,112,000	2,117,941
SunTrust Banks, Inc.
2.50% due 05/01/19	2,095,000	2,105,773
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	1,998,314
National City Corp.
6.88% due 05/15/19	1,846,000	1,967,179
Boston Properties, LP
5.88% due 10/15/19	1,837,000	1,944,515
PNC Financial Services Group, Inc.
6.70% due 06/10/19	1,795,000	1,913,262
Air Lease Corp.
3.38% due 01/15/19	1,888,000	1,910,619
American Express Co.
8.13% due 05/20/19	1,728,000	1,874,804
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,825,213
Prudential Financial, Inc.
7.38% due 06/15/19	1,644,000	1,771,194
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,694,000	1,729,452
Welltower, Inc.
4.13% due 04/01/19	1,678,000	1,713,160
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,700,000	1,680,498
Weyerhaeuser Co.
7.38% due 10/01/19	1,539,000	1,677,882
Chubb INA Holdings, Inc.
5.90% due 06/15/19	1,478,000	1,563,720
TD Ameritrade Holding Corp.
5.60% due 12/01/19	1,450,000	1,543,189
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,489,776
Realty Income Corp.
6.75% due 08/15/19	1,352,000	1,449,860
Huntington National Bank
2.20% due 04/01/19	1,400,000	1,401,027
Travelers Companies, Inc.
5.90% due 06/02/19	1,328,000	1,400,233

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 85

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 43.1% (continued)
MUFG Union Bank North America
2.25% due 05/06/19	$1,400,000	$1,399,923
Mastercard, Inc.
2.00% due 04/01/19	1,149,000	1,150,675
Fifth Third Bancorp
2.30% due 03/01/19	1,050,000	1,051,944
MPT Operating Partnership Limited Partnership /
MPT Finance Corp.
6.38% due 03/01/24	863,000	936,355
Total Financial		446,574,473

Consumer, Non-cyclical – 16.4%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	10,237,000	10,226,113
2.15% due 02/01/19	3,262,000	3,269,137
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	6,571,000	6,979,877
6.88% due 11/15/19	2,796,000	3,043,451
Abbott Laboratories
2.35% due 11/22/19	7,604,000	7,616,232
5.13% due 04/01/19	2,212,000	2,293,877
Pfizer, Inc.
2.10% due 05/15/19	3,851,000	3,861,336
1.70% due 12/15/19	2,646,000	2,631,866
1.45% due 06/03/19	2,124,000	2,109,098
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	8,357,000	8,279,406
PepsiCo, Inc.
1.35% due 10/04/19	2,200,000	2,177,002
2.25% due 01/07/19	2,062,000	2,069,953
1.55% due 05/02/19	2,063,000	2,053,512
1.50% due 02/22/19	1,789,000	1,781,118
Novartis Securities Investment Ltd.
5.13% due 02/10/19	7,718,000	7,997,050
Amgen, Inc.
2.20% due 05/22/19	3,514,000	3,519,077
5.70% due 02/01/19	2,495,000	2,600,027
1.90% due 05/10/19	1,773,000	1,767,919
Unilever Capital Corp.
2.20% due 03/06/19	3,600,000	3,611,057
4.80% due 02/15/19	2,200,000	2,272,008
HCA, Inc.
3.75% due 03/15/19	3,570,000	3,623,551
4.25% due 10/15/19	1,564,000	1,608,965
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,756,000	2,765,755
1.70% due 02/15/19	1,270,000	1,266,860
1.63% due 03/15/19	993,000	989,043
Becton Dickinson and Co.
2.68% due 12/15/19	2,828,000	2,844,012
2.13% due 06/06/19	2,063,000	2,057,219
Philip Morris International, Inc.
1.88% due 01/15/19	2,010,000	2,009,266
1.63% due 02/21/19	1,770,000	1,761,654
1.38% due 02/25/19	1,056,000	1,048,513
General Mills, Inc.
5.65% due 02/15/19	2,744,000	2,858,224
2.20% due 10/21/19	1,576,000	1,577,671
Johnson & Johnson
1.88% due 12/05/19[1]	2,692,000	2,686,434
1.13% due 03/01/19	1,686,000	1,672,370
Altria Group, Inc.
9.25% due 08/06/19	3,227,000	3,600,060
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	3,209,000	3,363,515
Bristol-Myers Squibb Co.
1.60% due 02/27/19	2,084,000	2,076,162
1.75% due 03/01/19	1,254,000	1,250,743
McKesson Corp.
2.28% due 03/15/19	2,839,000	2,843,069
Express Scripts Holding Co.
2.25% due 06/15/19	2,828,000	2,826,349
Coca-Cola Co.
1.38% due 05/30/19	2,760,000	2,743,275
AstraZeneca plc
1.95% due 09/18/19	2,740,000	2,728,359
Medtronic Global Holdings SCA
1.70% due 03/28/19	2,576,000	2,566,422
Cardinal Health, Inc.
1.95% due 06/14/19	2,576,000	2,563,159
Mylan N.V.
2.50% due 06/07/19	2,418,000	2,417,044
Tyson Foods, Inc.
2.65% due 08/15/19	2,291,000	2,304,305
Kroger Co.
2.30% due 01/15/19	1,229,000	1,231,425
1.50% due 09/30/19	1,053,000	1,039,649
Stryker Corp.
2.00% due 03/08/19	2,128,000	2,125,413
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	2,085,000	2,090,644
Reynolds American, Inc.
8.13% due 06/23/19	1,912,000	2,078,920
Procter & Gamble Co.
1.90% due 11/01/19	2,005,000	2,004,475
Anthem, Inc.
2.25% due 08/15/19	1,899,000	1,895,564
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,687,000	1,772,960
Molson Coors Brewing Co.
1.45% due 07/15/19	1,791,000	1,771,376

See notes to financial statements.
86 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 16.4% (continued)
Princeton University
4.95% due 03/01/19	$1,540,000	$1,595,697
Sysco Corp.
1.90% due 04/01/19	1,592,000	1,588,791
Eli Lilly & Co.
1.95% due 03/15/19	1,558,000	1,558,838
Kellogg Co.
4.15% due 11/15/19	1,439,000	1,493,001
Allergan Funding SCS
2.45% due 06/15/19	1,464,000	1,466,570
Mylan, Inc.
2.55% due 03/28/19	1,453,000	1,456,247
Celgene Corp.
2.25% due 05/15/19	1,374,000	1,373,663
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	1,048,000	1,092,508
Colgate-Palmolive Co.
1.75% due 03/15/19	1,070,000	1,069,445
Gilead Sciences, Inc.
2.05% due 04/01/19	1,044,000	1,044,673
Total Consumer, Non-cyclical		169,960,974

Communications – 8.5%
Cisco Systems, Inc.
4.95% due 02/15/19	5,084,000	5,264,109
2.13% due 03/01/19	4,404,000	4,413,005
1.40% due 09/20/19	3,821,000	3,783,137
1.60% due 02/28/19	2,664,000	2,654,761
AT&T, Inc.
5.80% due 02/15/19	6,017,000	6,264,592
2.30% due 03/11/19	4,656,000	4,663,912
5.88% due 10/01/19	2,209,000	2,353,838
Time Warner Cable LLC
8.25% due 04/01/19	4,872,000	5,240,763
8.75% due 02/14/19	3,251,000	3,495,690
Orange S.A.
1.63% due 11/03/19	3,187,000	3,152,760
5.38% due 07/08/19	2,837,000	2,976,278
2.75% due 02/06/19	2,092,000	2,107,568
Hughes Satellite Systems Corp.
6.50% due 06/15/19	5,561,000	5,866,855
Walt Disney Co.
1.85% due 05/30/19	2,211,000	2,205,456
5.50% due 03/15/19	1,155,000	1,205,909
0.88% due 07/12/19	1,056,000	1,037,762
eBay, Inc.
2.20% due 08/01/19	3,472,000	3,471,832
Vodafone Group plc
5.45% due 06/10/19	3,241,000	3,399,131
Verizon Communications, Inc.
2.95% due 03/15/22	2,940,000	2,957,340
Telefonica Emisiones SAU
5.88% due 07/15/19	2,549,000	2,690,574
Amazon.com, Inc.
2.60% due 12/05/19	2,202,000	2,228,747
Telecom Italia Capital S.A.
7.18% due 06/18/19	2,048,000	2,196,480
British Telecommunications plc
2.35% due 02/14/19	2,000,000	2,005,685
Comcast Corp.
5.70% due 07/01/19	1,628,000	1,718,744
21st Century Fox America, Inc.
6.90% due 03/01/19	1,477,000	1,560,446
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,400,000	1,483,733
Time Warner, Inc.
2.10% due 06/01/19	1,377,000	1,374,694
CBS Corp.
2.30% due 08/15/19	1,146,000	1,147,576
Discovery Communications LLC
5.63% due 08/15/19	984,000	1,035,333
Viacom, Inc.
5.63% due 09/15/19	844,000	885,174
Omnicom Group, Inc.
6.25% due 07/15/19	821,000	871,077
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	843,000	845,802
America Movil SAB de CV
5.00% due 10/16/19	800,000	840,014
Thomson Reuters Corp.
4.70% due 10/15/19	636,000	662,363
Total Communications		88,061,140

Energy – 7.9%
Shell International Finance BV
4.30% due 09/22/19	4,849,000	5,038,889
1.38% due 05/10/19	4,250,000	4,214,403
1.38% due 09/12/19	2,871,000	2,841,079
Chevron Corp.
4.95% due 03/03/19	4,255,000	4,409,759
1.56% due 05/16/19	3,496,000	3,476,780
2.19% due 11/15/19	1,879,000	1,886,544
1.69% due 02/28/19	1,360,000	1,357,106
Exxon Mobil Corp.
1.82% due 03/15/19	4,310,000	4,307,581
1.71% due 03/01/19	3,180,000	3,175,510
BP Capital Markets plc
2.24% due 05/10/19	2,959,000	2,967,363
4.75% due 03/10/19	2,164,000	2,236,555
1.68% due 05/03/19	2,105,000	2,096,591

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 87

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 7.9% (continued)
Total Capital International S.A.
2.10% due 06/19/19	$2,534,000	$2,538,891
2.13% due 01/10/19	2,005,000	2,009,708
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	2,429,000	2,431,957
9.00% due 02/01/19	1,796,000	1,927,478
Kinder Morgan, Inc.
3.05% due 12/01/19	3,975,000	4,011,320
Enterprise Products Operating LLC
2.55% due 10/15/19	2,001,000	2,008,936
6.50% due 01/31/19	1,722,000	1,803,971
Cenovus Energy, Inc.
5.70% due 10/15/19	3,264,000	3,442,305
EOG Resources, Inc.
5.63% due 06/01/19	2,514,000	2,640,232
Valero Energy Corp.
9.38% due 03/15/19	2,419,000	2,635,503
Husky Energy, Inc.
7.25% due 12/15/19	2,300,000	2,512,236
Andeavor Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.50% due 10/15/19	2,055,000	2,154,565
EQT Corp.
8.13% due 06/01/19	1,881,000	2,038,023
ONEOK Partners, LP
8.63% due 03/01/19	1,710,000	1,835,046
Anadarko Petroleum Corp.
8.70% due 03/15/19	1,527,000	1,645,456
Encana Corp.
6.50% due 05/15/19	1,558,000	1,643,251
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,482,000	1,561,884
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	1,558,000	1,555,115
Enbridge Energy Partners, LP
9.88% due 03/01/19	1,136,000	1,235,941
Magellan Midstream Partners, LP
6.55% due 07/15/19	1,114,000	1,186,632
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	877,000	915,334
Total Energy		81,741,944

Consumer, Cyclical – 7.2%
Toyota Motor Credit Corp.
2.13% due 07/18/19	3,408,000	3,410,915
1.70% due 02/19/19	3,271,000	3,260,345
2.10% due 01/17/19	2,993,000	2,998,239
1.40% due 05/20/19	2,328,000	2,307,339
1.70% due 01/09/19	2,119,000	2,114,613
1.55% due 10/18/19	2,128,000	2,111,442
Ford Motor Credit Company LLC
2.60% due 11/04/19	3,300,000	3,313,260
2.94% due 01/08/19	3,150,000	3,172,892
2.38% due 03/12/19	3,150,000	3,152,517
2.02% due 05/03/19	3,000,000	2,985,898
1.90% due 08/12/19	1,800,000	1,784,579
2.26% due 03/28/19	1,500,000	1,498,171
General Motors Financial Company, Inc.
3.10% due 01/15/19	4,225,000	4,262,812
2.40% due 05/09/19	3,396,000	3,397,589
3.50% due 07/10/19	2,190,000	2,227,710
2.35% due 10/04/19	2,022,000	2,017,733
American Honda Finance Corp.
2.25% due 08/15/19	2,896,000	2,902,903
1.20% due 07/12/19	2,756,000	2,718,039
1.70% due 02/22/19	2,326,000	2,316,734
Costco Wholesale Corp.
1.70% due 12/15/19	3,796,000	3,775,296
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	3,628,000	3,655,139
DR Horton, Inc.
3.75% due 03/01/19	3,238,000	3,280,441
Home Depot, Inc.
2.00% due 06/15/19	2,941,000	2,942,396
Target Corp.
2.30% due 06/26/19	2,514,000	2,527,207
CVS Health Corp.
2.25% due 08/12/19	1,899,000	1,897,907
Marriott International, Inc.
3.00% due 03/01/19	1,395,000	1,405,966
Mattel, Inc.
2.35% due 05/06/19	1,360,000	1,347,991
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,144,000	1,173,876
PACCAR Financial Corp.
1.30% due 05/10/19	486,000	481,249
Total Consumer, Cyclical		74,441,198

Industrial – 5.8%
Caterpillar Financial Services Corp.
7.15% due 02/15/19	2,901,000	3,075,915
1.35% due 05/18/19	2,212,000	2,191,544
2.10% due 06/09/19	1,795,000	1,797,614
1.90% due 03/22/19	1,660,000	1,658,613
2.25% due 12/01/19	1,327,000	1,330,692
John Deere Capital Corp.
1.95% due 01/08/19	1,807,000	1,806,908
2.30% due 09/16/19	1,581,000	1,589,949
2.25% due 04/17/19	1,379,000	1,382,651
1.25% due 10/09/19	966,000	950,891
General Electric Co.
6.00% due 08/07/19	3,395,000	3,606,835

See notes to financial statements.
88 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Industrial – 5.8% (continued)
Illinois Tool Works, Inc.
1.95% due 03/01/19	$1,784,000	$1,784,418
6.25% due 04/01/19	1,608,000	1,695,155
Honeywell International, Inc.
1.40% due 10/30/19	3,498,000	3,464,896
Lockheed Martin Corp.
4.25% due 11/15/19	2,601,000	2,707,699
L3 Technologies, Inc.
5.20% due 10/15/19	2,528,000	2,661,247
United Parcel Service, Inc.
5.13% due 04/01/19	2,523,000	2,623,783
FedEx Corp.
8.00% due 01/15/19	2,076,000	2,206,012
Deere & Co.
4.38% due 10/16/19	2,116,000	2,205,315
3M Co.
1.63% due 06/15/19	2,119,000	2,110,880
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,955,000	2,044,338
Boeing Co.
6.00% due 03/15/19	1,823,000	1,915,541
Amphenol Corp.
2.55% due 01/30/19	1,820,000	1,830,723
United Technologies Corp.
1.50% due 11/01/19	1,690,000	1,671,315
Canadian National Railway Co.
5.55% due 03/01/19	1,549,000	1,613,881
Republic Services, Inc.
5.50% due 09/15/19	1,527,000	1,611,999
Roper Technologies, Inc.
6.25% due 09/01/19	1,481,000	1,579,702
Norfolk Southern Corp.
5.90% due 06/15/19	1,449,000	1,529,681
Emerson Electric Co.
4.88% due 10/15/19	1,328,000	1,392,538
Boeing Capital Corp.
4.70% due 10/27/19	1,318,000	1,382,551
Northrop Grumman Corp.
5.05% due 08/01/19	1,266,000	1,327,063
Keysight Technologies, Inc.
3.30% due 10/30/19	948,000	956,853
Arconic, Inc.
5.72% due 02/23/19	505,000	525,375
Total Industrial		60,232,577

Technology – 5.5%
Oracle Corp.
2.25% due 10/08/19	5,000,000	5,026,639
5.00% due 07/08/19	4,790,000	5,016,172
2.38% due 01/15/19	3,905,000	3,928,520
Apple, Inc.
2.10% due 05/06/19	5,350,000	5,364,303
1.10% due 08/02/19	2,863,000	2,823,878
1.70% due 02/22/19	2,588,000	2,582,667
1.55% due 02/08/19	1,270,000	1,264,781
International Business Machines Corp.
1.80% due 05/17/19	4,400,000	4,390,475
8.38% due 11/01/19	1,892,000	2,112,549
1.88% due 05/15/19	1,900,000	1,898,736
1.95% due 02/12/19[1]	1,800,000	1,803,901
Microsoft Corp.
1.10% due 08/08/19	6,658,000	6,572,766
4.20% due 06/01/19	2,788,000	2,882,249
QUALCOMM, Inc.
1.85% due 05/20/19	3,228,000	3,213,181
Xerox Corp.
5.63% due 12/15/19	1,752,000	1,842,492
2.75% due 03/15/19	549,000	548,982
CA, Inc.
5.38% due 12/01/19	2,106,000	2,217,948
Texas Instruments, Inc.
1.65% due 08/03/19	1,577,000	1,568,951
Xilinx, Inc.
2.13% due 03/15/19	1,470,000	1,466,573
Total Technology		56,525,763

Utilities – 2.7%
Dominion Energy, Inc.
2.50% due 12/01/19	1,901,000	1,905,572
1.60% due 08/15/19	1,371,000	1,357,250
5.20% due 08/15/19	1,159,000	1,215,170
Southern Co.
1.85% due 07/01/19	2,660,000	2,646,818
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,271,000	1,330,095
2.30% due 04/01/19	1,281,000	1,282,029
Sempra Energy
9.80% due 02/15/19	1,448,000	1,577,689
1.63% due 10/07/19	973,000	961,655
Arizona Public Service Co.
8.75% due 03/01/19	1,588,000	1,712,371
Exelon Generation Company LLC
5.20% due 10/01/19	1,625,000	1,706,154
Duke Energy Progress LLC
5.30% due 01/15/19	1,625,000	1,684,890
Southern Power Co.
1.95% due 12/15/19	1,691,000	1,680,903
MidAmerican Energy Co.
2.40% due 03/15/19	1,380,000	1,386,961
Nevada Power Co.
7.13% due 03/15/19	1,265,000	1,341,676

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 89

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Utilities – 2.7% (continued)
Emera US Finance, LP
2.15% due 06/15/19	$1,270,000	$1,266,486
Duke Energy Corp.
5.05% due 09/15/19	1,200,000	1,257,834
Georgia Power Co.
4.25% due 12/01/19	1,165,000	1,214,948
Entergy Texas, Inc.
7.13% due 02/01/19	1,111,000	1,172,478
Consumers Energy Co.
6.70% due 09/15/19	1,065,000	1,147,614
Total Utilities		27,848,593

Basic Materials – 1.9%
Dow Chemical Co.
8.55% due 05/15/19	5,522,000	6,013,450
LyondellBasell Industries N.V.
5.00% due 04/15/19	4,800,000	4,941,188
Praxair, Inc.
4.50% due 08/15/19	1,924,000	2,003,907
Newmont Mining Corp.
5.13% due 10/01/19	1,681,000	1,759,184
Monsanto Co.
2.13% due 07/15/19	1,477,000	1,472,463
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,206,000	1,272,683
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,146,000	1,196,557
Agrium, Inc.
6.75% due 01/15/19	748,000	783,437
Total Basic Materials		19,442,869
Total Corporate Bonds
(Cost $1,026,697,645)		1,024,829,531
SECURITIES LENDING COLLATERAL††,2 – 0.1%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	352,126	352,126
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	352,126	352,126
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	352,126	352,126
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	352,126	352,126
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	104,347	104,347
Total Securities Lending Collateral
(Cost $1,512,851)		1,512,851
Total Investments – 99.1%
(Cost $1,028,210,496)		$1,026,342,382
Other Assets & Liabilities, net – 0.9%		9,523,883
Total Net Assets – 100.0%		$1,035,866,265

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	77.9%
Canada	6.7%
United Kingdom	3.1%
Netherlands	2.7%
Switzerland	1.8%
France	1.8%
Ireland	1.1%
Other	4.9%
Total Long-Term Investments	100.0%

See notes to financial statements.
90 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$1,024,829,531	$—	$1,024,829,531
Securities Lending Collateral	—	1,512,851	—	1,512,851
Total Assets	$—	$1,026,342,382	$—	$1,026,342,382

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 91

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7%
Financial – 41.0%
JPMorgan Chase & Co.
2.25% due 01/23/20	$9,837,000	$9,831,950
4.25% due 10/15/20	7,280,000	7,652,162
4.40% due 07/22/20	6,694,000	7,031,242
2.55% due 10/29/20	6,795,000	6,827,578
2.75% due 06/23/20	5,868,000	5,924,888
4.95% due 03/25/20	4,136,000	4,381,461
Goldman Sachs Group, Inc.
5.38% due 03/15/20	7,649,000	8,136,432
6.00% due 06/15/20	5,280,000	5,730,090
2.75% due 09/15/20	5,489,000	5,521,502
2.60% due 12/27/20	4,460,000	4,472,632
2.60% due 04/23/20	4,437,000	4,449,425
Morgan Stanley
2.65% due 01/27/20	6,740,000	6,785,536
2.80% due 06/16/20	6,478,000	6,540,245
5.50% due 01/26/20	5,950,000	6,328,607
5.50% due 07/24/20	4,750,000	5,108,990
Bank of America Corp.
5.63% due 07/01/20	7,900,000	8,526,551
2.63% due 10/19/20	5,726,000	5,752,396
2.25% due 04/21/20	5,391,000	5,377,722
2.15% due 11/09/20	2,766,000	2,746,468
Citigroup, Inc.
2.65% due 10/26/20	7,308,000	7,338,940
2.40% due 02/18/20	5,111,000	5,110,227
2.45% due 01/10/20	3,806,000	3,810,533
5.38% due 08/09/20	2,647,000	2,847,366
Wells Fargo & Co.
2.60% due 07/22/20	7,119,000	7,167,723
2.55% due 12/07/20	5,757,000	5,776,234
2.15% due 01/30/20	5,214,000	5,200,460
GE Capital International Funding Company Unlimited Co.
2.34% due 11/15/20	16,800,000	16,744,588
Royal Bank of Canada
1.88% due 02/05/20	6,529,000	6,482,486
2.13% due 03/02/20	4,044,000	4,041,213
2.35% due 10/30/20	3,528,000	3,529,100
2.15% due 03/06/20	2,323,000	2,317,808
American Express Credit Corp.
2.20% due 03/03/20	5,394,000	5,387,103
2.38% due 05/26/20	5,018,000	5,027,684
2.60% due 09/14/20	3,952,000	3,981,945
HSBC USA, Inc.
2.35% due 03/05/20	5,051,000	5,055,795
2.75% due 08/07/20	4,000,000	4,040,966
5.00% due 09/27/20	1,950,000	2,071,780
Bank of New York Mellon Corp.
2.15% due 02/24/20	3,480,000	3,474,952
2.60% due 08/17/20	3,036,000	3,064,776
2.45% due 11/27/20	2,137,000	2,148,517
4.60% due 01/15/20	992,000	1,041,329
Visa, Inc.
2.20% due 12/14/20	9,020,000	9,020,329
PNC Bank North America
2.45% due 11/05/20	3,030,000	3,041,013
2.00% due 05/19/20	2,720,000	2,701,286
2.60% due 07/21/20	2,000,000	2,014,386
Credit Suisse AG NY
5.40% due 01/14/20	3,588,000	3,795,824
4.38% due 08/05/20	3,204,000	3,360,937
Toronto-Dominion Bank
2.50% due 12/14/20	6,945,000	6,979,090
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	4,700,000	4,711,437
2.45% due 10/20/20	2,100,000	2,101,722
BB&T Corp.
2.45% due 01/15/20	3,649,000	3,668,784
2.63% due 06/29/20	2,495,000	2,517,137
Barclays Bank plc
5.14% due 10/14/20	2,970,000	3,149,364
5.13% due 01/08/20	2,185,000	2,303,150
Citibank North America
2.10% due 06/12/20	5,400,000	5,371,586
Bank of Nova Scotia
2.15% due 07/14/20	2,727,000	2,717,251
2.35% due 10/21/20	2,430,000	2,427,566
PNC Financial Services Group, Inc.
5.13% due 02/08/20	2,358,000	2,498,982
4.38% due 08/11/20	1,931,000	2,033,460
Capital One North America/Mclean VA
2.35% due 01/31/20	4,300,000	4,287,625
Nomura Holdings, Inc.
6.70% due 03/04/20	3,922,000	4,272,753
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63% due 10/30/20	2,450,000	2,578,349
4.25% due 07/01/20	1,500,000	1,558,450
Deutsche Bank AG NY
2.70% due 07/13/20	4,039,000	4,031,828
American International Group, Inc.
6.40% due 12/15/20	1,987,000	2,212,303
3.38% due 08/15/20	1,719,000	1,762,736
Discover Bank
3.10% due 06/04/20	3,000,000	3,041,334
7.00% due 04/15/20	750,000	821,908
American Tower Corp.
5.05% due 09/01/20	1,997,000	2,125,431
2.80% due 06/01/20	1,713,000	1,727,021
Capital One Financial Corp.
2.50% due 05/12/20	3,808,000	3,809,259
HSBC Bank USA North America
4.88% due 08/24/20	3,500,000	3,718,090
Huntington National Bank
2.38% due 03/10/20	2,185,000	2,186,888
2.88% due 08/20/20	1,380,000	1,395,943

See notes to financial statements.
92 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Financial – 41.0% (continued)
Chubb INA Holdings, Inc.
2.30% due 11/03/20	$3,529,000	$3,533,094
Prudential Financial, Inc.
5.38% due 06/21/20	1,806,000	1,942,581
4.50% due 11/15/20	1,496,000	1,586,016
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,302,170
Svenska Handelsbanken AB
2.40% due 10/01/20	3,200,000	3,211,387
International Lease Finance Corp.
8.25% due 12/15/20	2,671,000	3,077,654
US Bank North America/Cincinnati OH
2.00% due 01/24/20	3,000,000	2,990,222
State Street Corp.
2.55% due 08/18/20	2,957,000	2,987,648
Bank of Montreal
2.10% due 06/15/20	2,881,000	2,868,485
Citizens Bank North America/Providence RI
2.25% due 03/02/20	1,727,000	1,721,360
2.20% due 05/26/20	1,150,000	1,143,696
Barclays plc
2.88% due 06/08/20	2,800,000	2,816,167
National Bank of Canada
2.15% due 06/12/20	2,800,000	2,787,603
Santander UK plc
2.38% due 03/16/20	2,759,000	2,764,584
Fifth Third Bancorp
2.88% due 07/27/20	2,727,000	2,760,681
Santander Holdings USA, Inc.
2.65% due 04/17/20	2,733,000	2,737,189
SunTrust Bank/Atlanta GA
2.25% due 01/31/20	2,714,000	2,715,283
KeyCorp
2.90% due 09/15/20	2,577,000	2,609,722
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	2,550,000	2,580,131
Deutsche Bank AG
2.95% due 08/20/20	2,526,000	2,539,184
Lloyds Bank plc
2.70% due 08/17/20	2,500,000	2,519,638
Branch Banking & Trust Co.
2.10% due 01/15/20	2,500,000	2,496,130
Digital Realty Trust, LP
5.88% due 02/01/20	1,269,000	1,352,034
3.40% due 10/01/20	1,090,000	1,115,897
Santander UK Group Holdings plc
2.88% due 10/16/20	2,451,000	2,467,360
MUFG Americas Holdings Corp.
2.25% due 02/10/20	2,421,000	2,411,792
Boston Properties, LP
5.63% due 11/15/20	2,046,000	2,218,188
HCP, Inc.
2.63% due 02/01/20	2,131,000	2,141,436
Synchrony Financial
2.70% due 02/03/20	2,085,000	2,089,340
Skandinaviska Enskilda Banken AB
2.30% due 03/11/20	2,050,000	2,049,790
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,991,000	2,035,735
Nasdaq, Inc.
5.55% due 01/15/20	1,767,000	1,881,126
Ameriprise Financial, Inc.
5.30% due 03/15/20	1,734,000	1,846,490
Lazard Group LLC
4.25% due 11/14/20	1,749,000	1,832,863
Ares Capital Corp.
3.88% due 01/15/20	1,745,000	1,778,622
Charles Schwab Corp.
4.45% due 07/22/20	1,637,000	1,729,199
Aon Corp.
5.00% due 09/30/20	1,589,000	1,701,120
ERP Operating, LP
4.75% due 07/15/20	1,540,000	1,627,363
Travelers Companies, Inc.
3.90% due 11/01/20	1,543,000	1,607,780
Aflac, Inc.
2.40% due 03/16/20	1,524,000	1,527,817
Northern Trust Corp.
3.45% due 11/04/20	1,437,000	1,482,788
CNA Financial Corp.
5.88% due 08/15/20	1,215,000	1,314,354
Manulife Financial Corp.
4.90% due 09/17/20	1,192,000	1,266,565
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	1,261,000	1,266,417
Simon Property Group, LP
2.50% due 09/01/20	1,254,000	1,261,887
AEGON Funding Company LLC
5.75% due 12/15/20	1,108,000	1,207,359
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	1,158,000	1,158,987
Air Lease Corp.
2.13% due 01/15/20	1,148,000	1,141,899
First Horizon National Corp.
3.50% due 12/15/20	1,000,000	1,021,695
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	595,000	635,967
Manufacturers & Traders Trust Co.
2.05% due 08/17/20	500,000	497,161
Total Financial		430,090,280

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 93

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Non-cyclical – 18.4%
PepsiCo, Inc.
2.15% due 10/14/20	$3,044,000	$3,043,492
4.50% due 01/15/20	2,782,000	2,922,281
3.13% due 11/01/20	2,746,000	2,818,167
1.85% due 04/30/20	2,020,000	2,008,749
AbbVie, Inc.
2.50% due 05/14/20	9,985,000	10,020,175
Coca-Cola Co.
1.88% due 10/27/20	3,755,000	3,729,306
2.45% due 11/01/20	3,341,000	3,372,230
3.15% due 11/15/20	2,498,000	2,574,969
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	6,088,000	6,487,064
5.00% due 04/15/20	2,652,000	2,820,171
Allergan Funding SCS
3.00% due 03/12/20	9,102,000	9,189,526
Medtronic, Inc.
2.50% due 03/15/20	6,766,000	6,821,510
4.45% due 03/15/20	2,136,000	2,241,947
HCA, Inc.
6.50% due 02/15/20	7,893,000	8,494,841
Kraft Heinz Foods Co.
2.80% due 07/02/20	4,050,000	4,082,474
5.38% due 02/10/20	2,407,000	2,558,081
Gilead Sciences, Inc.
2.55% due 09/01/20	5,157,000	5,206,416
2.35% due 02/01/20	1,303,000	1,309,124
Amgen, Inc.
3.45% due 10/01/20	2,141,000	2,201,385
2.13% due 05/01/20	2,109,000	2,096,526
2.20% due 05/11/20	1,856,000	1,849,245
Celgene Corp.
2.88% due 08/15/20	4,084,000	4,126,583
3.95% due 10/15/20	1,487,000	1,544,905
Philip Morris International, Inc.
4.50% due 03/26/20	2,775,000	2,912,155
2.00% due 02/21/20	2,393,000	2,379,161
Novartis Capital Corp.
4.40% due 04/24/20	2,676,000	2,818,083
1.80% due 02/14/20	2,393,000	2,380,242
Abbott Laboratories
2.00% due 03/15/20	2,126,000	2,110,242
4.13% due 05/27/20	1,687,000	1,759,494
2.80% due 09/15/20	949,000	957,349
AstraZeneca plc
2.38% due 11/16/20	4,783,000	4,780,848
Becton Dickinson and Co.
2.40% due 06/05/20	2,432,000	2,419,169
3.25% due 11/12/20	2,016,000	2,048,715
UnitedHealth Group, Inc.
2.70% due 07/15/20	4,043,000	4,097,137
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	3,994,000	4,000,174
Biogen, Inc.
2.90% due 09/15/20	3,806,000	3,862,070
Merck & Company, Inc.
1.85% due 02/10/20	3,829,000	3,815,325
Boston Scientific Corp.
6.00% due 01/15/20	2,063,000	2,213,060
2.85% due 05/15/20	1,421,000	1,432,776
Reynolds American, Inc.
3.25% due 06/12/20	1,820,000	1,853,961
6.88% due 05/01/20	1,527,000	1,680,451
Unilever Capital Corp.
1.80% due 05/05/20	2,000,000	1,986,531
2.10% due 07/30/20	1,500,000	1,498,765
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,737,000	2,744,569
Laboratory Corporation of America Holdings
4.63% due 11/15/20	1,329,000	1,401,441
2.63% due 02/01/20	1,301,000	1,306,733
Altria Group, Inc.
2.63% due 01/14/20	2,601,000	2,622,328
Baxalta, Inc.
2.88% due 06/23/20	2,597,000	2,617,223
Kellogg Co.
4.00% due 12/15/20	2,460,000	2,577,825
Allergan Incorporated/United States
3.38% due 09/15/20	2,401,000	2,448,124
Life Technologies Corp.
6.00% due 03/01/20	2,166,000	2,322,744
Anthem, Inc.
4.35% due 08/15/20	2,063,000	2,164,296
Kroger Co.
6.15% due 01/15/20	1,908,000	2,055,489
Diageo Capital plc
4.83% due 07/15/20	1,913,000	2,039,015
Block Financial LLC
4.13% due 10/01/20	1,925,000	1,980,531
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,820,000	1,853,385
Sysco Corp.
2.60% due 10/01/20	1,819,000	1,830,963
Johnson & Johnson
2.95% due 09/01/20	1,687,000	1,727,702
Moody’s Corp.
5.50% due 09/01/20	1,453,000	1,569,453
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,500,000	1,545,108
S&P Global, Inc.
3.30% due 08/14/20	1,511,000	1,543,079
Covidien International Finance S.A.
4.20% due 06/15/20	1,413,000	1,479,742

See notes to financial statements.
94 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Non-cyclical – 18.4% (continued)
Quest Diagnostics, Inc.
4.75% due 01/30/20	$1,369,000	$1,434,627
Mylan N.V.
3.75% due 12/15/20	1,359,000	1,394,271
Cardinal Health, Inc.
4.63% due 12/15/20	1,311,000	1,387,757
Danaher Corp.
2.40% due 09/15/20	1,320,000	1,327,672
Medco Health Solutions, Inc.
4.13% due 09/15/20	1,230,000	1,279,997
Mondelez International, Inc.
5.38% due 02/10/20	1,148,000	1,216,173
Bunge Limited Finance Corp.
3.50% due 11/24/20	1,172,000	1,194,832
Estee Lauder Companies, Inc.
1.80% due 02/07/20	1,143,000	1,136,452
CR Bard, Inc.
4.40% due 01/15/21	1,055,000	1,102,956
Stryker Corp.
4.38% due 01/15/20	989,000	1,031,239
Zoetis, Inc.
3.45% due 11/13/20	1,000,000	1,026,870
Total Consumer, Non-cyclical		193,887,471

Consumer, Cyclical – 8.1%
Ford Motor Credit Company LLC
2.68% due 01/09/20	3,500,000	3,510,916
8.13% due 01/15/20	3,100,000	3,454,047
3.16% due 08/04/20	3,200,000	3,249,848
2.43% due 06/12/20	1,800,000	1,793,504
2.46% due 03/27/20	1,350,000	1,347,946
General Motors Financial Company, Inc.
3.20% due 07/13/20	3,719,000	3,775,121
3.70% due 11/24/20	2,658,000	2,731,743
2.65% due 04/13/20	2,603,000	2,608,782
3.15% due 01/15/20	2,519,000	2,550,940
Toyota Motor Credit Corp.
2.15% due 03/12/20	3,512,000	3,509,814
1.95% due 04/17/20	2,881,000	2,865,973
4.50% due 06/17/20	2,291,000	2,418,181
Wal-Mart Stores, Inc.
3.25% due 10/25/20	4,393,000	4,534,866
3.63% due 07/08/20	3,887,000	4,037,436
CVS Health Corp.
2.80% due 07/20/20	7,536,000	7,583,593
McDonald’s Corp.
2.75% due 12/09/20	2,554,000	2,586,254
2.20% due 05/26/20	2,103,000	2,103,195
American Honda Finance Corp.
2.45% due 09/24/20	2,521,000	2,532,543
2.00% due 02/14/20	2,084,000	2,076,631
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	3,450,000	3,644,615
Home Depot, Inc.
1.80% due 06/05/20	1,837,000	1,826,388
3.95% due 09/15/20	1,324,000	1,390,185
Target Corp.
3.88% due 07/15/20	2,689,000	2,808,190
Delta Air Lines, Inc.
2.88% due 03/13/20	2,393,000	2,410,624
Carnival Corp.
3.95% due 10/15/20	2,020,000	2,107,616
DR Horton, Inc.
4.00% due 02/15/20	1,662,000	1,711,743
Lear Corp.
5.25% due 01/15/25	1,539,000	1,643,761
AutoZone, Inc.
4.00% due 11/15/20	1,527,000	1,585,329
Costco Wholesale Corp.
1.75% due 02/15/20	1,505,000	1,496,628
Lowe’s Companies, Inc.
4.63% due 04/15/20	1,365,000	1,427,456
Southwest Airlines Co.
2.65% due 11/05/20	1,264,000	1,273,359
Nordstrom, Inc.
4.75% due 05/01/20	1,160,000	1,211,085
Johnson Controls, Inc.
5.00% due 03/30/20	1,041,000	1,090,406
Total Consumer, Cyclical		84,898,718

Energy – 7.8%
Chevron Corp.
1.96% due 03/03/20	4,698,000	4,689,448
2.42% due 11/17/20	3,544,000	3,566,080
2.43% due 06/24/20	2,881,000	2,902,231
1.99% due 03/03/20	1,662,000	1,658,876
BP Capital Markets plc
2.32% due 02/13/20	4,578,000	4,593,529
4.50% due 10/01/20	4,075,000	4,326,782
2.52% due 01/15/20	3,287,000	3,311,591
Shell International Finance BV
2.13% due 05/11/20	5,128,000	5,125,490
4.38% due 03/25/20	3,174,000	3,327,771
2.25% due 11/10/20	3,150,000	3,152,948
Williams Partners, LP
5.25% due 03/15/20	3,872,000	4,107,016
4.13% due 11/15/20	1,487,000	1,544,699
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,915,000	2,087,230
5.30% due 09/15/20	1,771,000	1,892,554
6.50% due 04/01/20	1,540,000	1,669,922

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 95

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Energy – 7.8% (continued)
Enterprise Products Operating LLC
5.20% due 09/01/20	$2,654,000	$2,844,087
5.25% due 01/31/20	1,213,000	1,285,696
Exxon Mobil Corp.
1.91% due 03/06/20	4,116,000	4,103,154
Total Capital S.A.
4.45% due 06/24/20	3,427,000	3,621,700
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,749,000	2,851,467
Enbridge Energy Partners, LP
5.20% due 03/15/20	1,327,000	1,397,456
4.38% due 10/15/20	1,303,000	1,360,036
Energy Transfer, LP
4.15% due 10/01/20	2,593,000	2,681,452
EOG Resources, Inc.
2.45% due 04/01/20	1,296,000	1,297,702
4.40% due 06/01/20	1,091,000	1,142,680
Valero Energy Corp.
6.13% due 02/01/20	2,169,000	2,338,186
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,926,000	1,958,167
Marathon Petroleum Corp.
3.40% due 12/15/20	1,713,000	1,756,042
Marathon Oil Corp.
2.70% due 06/01/20	1,738,000	1,730,148
Nabors Industries, Inc.
5.00% due 09/15/20	1,609,000	1,631,124
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.75% due 01/15/20	1,192,000	1,260,241
ConocoPhillips Co.
2.20% due 05/15/20	1,227,000	1,229,484
Total Energy		82,444,989

Technology – 7.3%
Microsoft Corp.
2.00% due 11/03/20	5,973,000	5,958,019
1.85% due 02/12/20	4,077,000	4,062,034
1.85% due 02/06/20	3,848,000	3,833,737
3.00% due 10/01/20	2,534,000	2,598,875
Apple, Inc.
2.00% due 05/06/20	3,477,000	3,468,657
1.55% due 02/07/20	3,221,000	3,186,262
1.80% due 05/11/20	2,583,000	2,563,865
1.90% due 02/07/20	2,497,000	2,488,662
QUALCOMM, Inc.
2.25% due 05/20/20	4,730,000	4,688,301
2.10% due 05/20/20	3,913,000	3,883,606
Hewlett Packard Enterprise Co.
3.60% due 10/15/20	8,133,000	8,336,545
Intel Corp.
2.45% due 07/29/20	4,764,000	4,806,672
1.85% due 05/11/20	2,574,000	2,564,893
International Business Machines Corp.
1.63% due 05/15/20	3,600,000	3,556,643
1.90% due 01/27/20	1,700,000	1,694,313
Fidelity National Information Services, Inc.
3.63% due 10/15/20	4,807,000	4,947,881
Oracle Corp.
3.88% due 07/15/20	2,611,000	2,728,922
Adobe Systems, Inc.
4.75% due 02/01/20	2,423,000	2,556,598
Fiserv, Inc.
2.70% due 06/01/20	2,267,000	2,283,435
HP, Inc.
3.75% due 12/01/20	1,840,000	1,894,874
Applied Materials, Inc.
2.63% due 10/01/20	1,496,000	1,512,529
Texas Instruments, Inc.
1.75% due 05/01/20	1,524,000	1,511,829
Lam Research Corp.
2.75% due 03/15/20	1,097,000	1,106,768
DXC Technology Co.
2.88% due 03/27/20	809,000	815,165
Total Technology		77,049,085

Communications – 7.0%
AT&T, Inc.
2.45% due 06/30/20	8,038,000	8,024,941
5.20% due 03/15/20	3,215,000	3,407,447
Cisco Systems, Inc.
4.45% due 01/15/20	6,342,000	6,648,928
2.45% due 06/15/20	4,075,000	4,109,354
NBCUniversal Media LLC
5.15% due 04/30/20	5,477,000	5,856,050
Charter Communications Operating LLC /
Charter Communications Operating Capital
3.58% due 07/23/20	5,438,000	5,529,631
Walt Disney Co.
1.80% due 06/05/20	2,063,000	2,050,675
1.95% due 03/04/20	1,560,000	1,557,363
2.15% due 09/17/20	1,511,000	1,511,314
Telefonica Emisiones SAU
5.13% due 04/27/20	4,175,000	4,432,605
Time Warner, Inc.
4.88% due 03/15/20	4,145,000	4,359,823
Verizon Communications, Inc.
2.63% due 02/21/20	4,039,000	4,069,296
Time Warner Cable LLC
5.00% due 02/01/20	3,868,000	4,054,266

See notes to financial statements.
96 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Communications – 7.0% (continued)
Comcast Corp.
5.15% due 03/01/20	$3,717,000	$3,956,703
Discovery Communications LLC
5.05% due 06/01/20	2,841,000	2,995,970
eBay, Inc.
2.15% due 06/05/20	1,545,000	1,535,910
3.25% due 10/15/20	1,405,000	1,435,629
Omnicom Group, Inc.
4.45% due 08/15/20	2,672,000	2,811,817
Expedia, Inc.
5.95% due 08/15/20	2,071,000	2,243,555
Symantec Corp.
4.20% due 09/15/20	1,794,000	1,847,300
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,380,000	1,383,027
Total Communications		73,821,604

Industrial – 5.1%
General Electric Capital Corp.
4.38% due 09/16/20	3,391,000	3,563,573
5.50% due 01/08/20	3,078,000	3,282,084
5.55% due 05/04/20	1,792,000	1,924,639
United Technologies Corp.
4.50% due 04/15/20	2,982,000	3,136,108
1.90% due 05/04/20	2,574,000	2,554,079
John Deere Capital Corp.
1.95% due 06/22/20	1,505,000	1,495,209
2.38% due 07/14/20	1,436,000	1,440,963
2.05% due 03/10/20	1,397,000	1,393,548
1.70% due 01/15/20	1,263,000	1,252,195
Caterpillar Financial Services Corp.
2.10% due 01/10/20	2,512,000	2,508,747
2.00% due 03/05/20	1,303,000	1,299,167
Raytheon Co.
3.13% due 10/15/20	2,505,000	2,568,614
4.40% due 02/15/20	1,005,000	1,052,990
Lockheed Martin Corp.
2.50% due 11/23/20	3,143,000	3,162,411
CNH Industrial Capital LLC
4.38% due 11/06/20	2,636,000	2,751,984
Arconic, Inc.
6.15% due 08/15/20	2,532,000	2,734,940
General Electric Co.
2.20% due 01/09/20	2,396,000	2,392,366
Boeing Co.
4.88% due 02/15/20	2,071,000	2,194,423
Republic Services, Inc.
5.00% due 03/01/20	1,883,000	1,989,776
L3 Technologies, Inc.
4.75% due 07/15/20	1,753,000	1,850,372
Waste Management, Inc.
4.75% due 06/30/20	1,715,000	1,823,357
CSX Corp.
3.70% due 10/30/20	1,409,000	1,458,747
3M Co.
2.00% due 08/07/20	1,433,000	1,436,055
Precision Castparts Corp.
2.25% due 06/15/20	1,409,000	1,415,803
Roper Technologies, Inc.
3.00% due 12/15/20	1,279,000	1,299,602
Agilent Technologies, Inc.
5.00% due 07/15/20	857,000	905,529
Johnson Controls International plc
5.00% due 03/30/20	800,000	837,968
Masco Corp.
7.13% due 03/15/20[1]	142,000	156,122
Total Industrial		53,881,371

Utilities – 2.2%
Exelon Generation Company LLC
2.95% due 01/15/20	2,645,000	2,674,795
4.00% due 10/01/20	1,482,000	1,536,256
Exelon Corp.
2.85% due 06/15/20	2,526,000	2,551,124
5.15% due 12/01/20	1,324,000	1,411,872
Dominion Energy, Inc.
2.58% due 07/01/20	3,070,000	3,073,611
Pacific Gas & Electric Co.
3.50% due 10/01/20	2,219,000	2,279,647
Dominion Energy Gas Holdings LLC
2.80% due 11/15/20	1,927,000	1,947,194
Xcel Energy, Inc.
4.70% due 05/15/20	1,690,000	1,768,287
Southern Co.
2.75% due 06/15/20	1,504,000	1,516,173
Georgia Power Co.
2.00% due 09/08/20	1,500,000	1,492,715
Duke Energy Indiana LLC
3.75% due 07/15/20	1,111,000	1,153,518
Sempra Energy
2.40% due 03/15/20	1,140,000	1,140,504
Commonwealth Edison Co.
4.00% due 08/01/20	796,000	829,066
Total Utilities		23,374,762

Basic Materials – 1.8%
EI du Pont de Nemours & Co.
2.20% due 05/01/20	3,096,000	3,090,265
4.63% due 01/15/20	2,703,000	2,840,437
Sherwin-Williams Co.
2.25% due 05/15/20	4,117,000	4,100,779

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 97

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Basic Materials – 1.8% (continued)
Dow Chemical Co.
4.25% due 11/15/20	$3,892,000	$4,078,970
Eastman Chemical Co.
2.70% due 01/15/20	2,114,000	2,132,422
PPG Industries, Inc.
3.60% due 11/15/20	1,184,000	1,217,738
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,152,000	1,209,332
Total Basic Materials		18,669,943
Total Corporate Bonds
(Cost $1,039,720,861)		1,038,118,223
SECURITIES LENDING COLLATERAL††,2 – 0.0%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	69,631	69,631
Total Securities Lending Collateral
(Cost $69,631)		69,631
Total Investments – 98.7%
(Cost $1,039,790,492)		$1,038,187,854
Other Assets & Liabilities, net – 1.3%		13,379,750
Total Net Assets – 100.0%		$1,051,567,604

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	83.9%
Canada	3.8%
United Kingdom	3.5%
Ireland	1.9%
Netherlands	1.4%
Japan	1.1%
Luxembourg	1.0%
Other	3.4%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$1,038,118,223	$—	$1,038,118,223
Securities Lending Collateral	—	69,631	—	69,631
Total Assets	$—	$1,038,187,854	$—	$1,038,187,854

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
98 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 40.1%
JPMorgan Chase & Co.
4.35% due 08/15/21	$5,713,000	$6,070,919
2.55% due 03/01/21	4,649,000	4,658,911
2.30% due 08/15/21	4,686,000	4,650,796
4.63% due 05/10/21	3,895,000	4,161,153
2.40% due 06/07/21	3,079,000	3,067,635
Morgan Stanley
2.63% due 11/17/21	6,152,000	6,141,769
5.75% due 01/25/21	5,099,000	5,586,091
5.50% due 07/28/21	4,678,000	5,142,146
2.50% due 04/21/21	4,858,000	4,840,384
Wells Fargo & Co.
2.10% due 07/26/21	5,951,000	5,857,799
2.50% due 03/04/21	5,454,000	5,453,967
4.60% due 04/01/21	4,733,000	5,045,377
3.00% due 01/22/21	3,013,000	3,062,596
Goldman Sachs Group, Inc.
5.25% due 07/27/21	7,199,000	7,835,825
2.35% due 11/15/21	4,567,000	4,498,836
2.63% due 04/25/21	2,680,000	2,680,532
2.88% due 02/25/21	2,530,000	2,549,154
HSBC Holdings plc
3.40% due 03/08/21	6,000,000	6,146,557
2.95% due 05/25/21	5,000,000	5,053,502
5.10% due 04/05/21	4,674,000	5,044,701
Citigroup, Inc.
2.70% due 03/30/21	5,062,000	5,086,511
2.90% due 12/08/21	4,764,000	4,795,529
2.35% due 08/02/21	3,471,000	3,436,593
Deutsche Bank AG
4.25% due 10/14/21	6,945,000	7,233,979
3.38% due 05/12/21	2,978,000	3,010,829
3.13% due 01/13/21	1,786,000	1,798,731
Bank of America Corp.
2.63% due 04/19/21	4,072,000	4,085,655
5.00% due 05/13/21	3,680,000	3,978,124
5.88% due 01/05/21	2,910,000	3,200,980
Sumitomo Mitsui Financial Group, Inc.
2.93% due 03/09/21	3,269,000	3,304,794
2.06% due 07/14/21	3,177,000	3,114,709
2.44% due 10/19/21	3,079,000	3,052,389
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	5,971,000	6,038,169
2.19% due 09/13/21	3,000,000	2,951,780
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,915,000	3,040,673
2.05% due 05/03/21	2,483,000	2,439,962
2.50% due 04/15/21	1,930,000	1,939,407
4.15% due 02/01/21	1,278,000	1,346,285
Cooperatieve Rabobank UA
2.50% due 01/19/21	4,150,000	4,174,587
4.50% due 01/11/21	2,763,000	2,937,314
Toronto-Dominion Bank
2.13% due 04/07/21	3,474,000	3,441,186
1.80% due 07/13/21	3,076,000	3,015,563
US Bancorp
2.35% due 01/29/21	4,159,000	4,172,504
4.13% due 05/24/21	2,122,000	2,246,296
BNP Paribas S.A.
5.00% due 01/15/21	5,795,000	6,237,859
Bank of Nova Scotia
2.45% due 03/22/21	2,617,000	2,622,578
2.80% due 07/21/21	1,717,000	1,736,920
4.38% due 01/13/21	1,579,000	1,668,095
Barclays plc
3.25% due 01/12/21	2,900,000	2,939,533
3.20% due 08/10/21	2,400,000	2,423,486
Santander UK Group Holdings plc
2.88% due 08/05/21	2,900,000	2,903,506
3.13% due 01/08/21	1,885,000	1,908,095
Svenska Handelsbanken AB
2.45% due 03/30/21	2,700,000	2,703,047
1.88% due 09/07/21	2,000,000	1,956,300
Skandinaviska Enskilda Banken AB
2.63% due 03/15/21	2,650,000	2,662,237
1.88% due 09/13/21	1,900,000	1,855,986
Simon Property Group, LP
4.38% due 03/01/21	2,405,000	2,547,182
2.50% due 07/15/21	990,000	994,155
4.13% due 12/01/21	835,000	882,504
Capital One North America/Mclean VA
2.95% due 07/23/21	2,650,000	2,669,549
2.25% due 09/13/21	1,700,000	1,667,718
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	2,550,000	2,533,759
2.88% due 10/01/21	1,727,000	1,748,164
PNC Bank North America
2.15% due 04/29/21	2,500,000	2,478,630
2.55% due 12/09/21	1,400,000	1,403,306
American Tower Corp.
3.30% due 02/15/21	1,484,000	1,514,317
3.45% due 09/15/21	1,379,000	1,412,525
5.90% due 11/01/21	839,000	931,907
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50% due 05/15/21	2,100,000	2,206,524
5.00% due 10/01/21	1,527,000	1,634,354
Credit Suisse AG NY
3.00% due 10/29/21	3,750,000	3,810,940
Bank of Montreal
1.90% due 08/27/21	3,770,000	3,699,714
BPCE S.A.
2.75% due 12/02/21	2,200,000	2,216,273
2.65% due 02/03/21	1,250,000	1,259,089

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 99

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 40.1% (continued)
American Express Credit Corp.
2.25% due 05/05/21	$3,269,000	$3,247,588
Berkshire Hathaway, Inc.
2.20% due 03/15/21	1,788,000	1,784,118
3.75% due 08/15/21	1,227,000	1,296,854
HCP, Inc.
5.38% due 02/01/21	2,664,000	2,870,565
American International Group, Inc.
3.30% due 03/01/21	2,702,000	2,762,927
Crown Castle International Corp.
2.25% due 09/01/21	1,389,000	1,366,394
3.40% due 02/15/21	1,290,000	1,319,761
Capital One Financial Corp.
4.75% due 07/15/21	2,467,000	2,652,067
State Street Corp.
1.95% due 05/19/21	1,389,000	1,362,517
4.38% due 03/07/21	1,209,000	1,285,702
Mizuho Financial Group, Inc.
2.27% due 09/13/21	2,600,000	2,552,887
HSBC Finance Corp.
6.68% due 01/15/21	2,269,000	2,534,251
Lloyds Bank plc
6.38% due 01/21/21	2,259,000	2,514,228
BB&T Corp.
2.05% due 05/10/21	2,284,000	2,253,863
KeyCorp
5.10% due 03/24/21	2,073,000	2,243,658
Royal Bank of Canada
2.50% due 01/19/21	2,180,000	2,187,699
Regions Financial Corp.
3.20% due 02/08/21	2,078,000	2,117,747
Huntington Bancshares, Inc.
3.15% due 03/14/21	1,986,000	2,020,764
SunTrust Banks, Inc.
2.90% due 03/03/21	1,987,000	2,011,608
Citizens Bank North America/Providence RI
2.55% due 05/13/21	2,000,000	1,997,707
MetLife, Inc.
4.75% due 02/08/21	1,800,000	1,931,050
Jefferies Group LLC
6.88% due 04/15/21	1,680,000	1,888,246
Air Lease Corp.
3.38% due 06/01/21	1,090,000	1,116,015
3.88% due 04/01/21	741,000	771,088
Lloyds Banking Group plc
3.10% due 07/06/21	1,800,000	1,823,352
Prologis, LP
3.35% due 02/01/21	1,684,000	1,741,019
Discover Bank
3.20% due 08/09/21	1,600,000	1,626,934
ERP Operating, LP
4.63% due 12/15/21	1,486,000	1,598,778
Branch Banking & Trust Co.
2.85% due 04/01/21	1,500,000	1,524,936
Boston Properties, LP
4.13% due 05/15/21	1,452,000	1,524,465
Synchrony Financial
3.75% due 08/15/21	1,479,000	1,519,324
Mastercard, Inc.
2.00% due 11/21/21	1,490,000	1,472,008
BlackRock, Inc.
4.25% due 05/24/21	1,312,000	1,393,614
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	1,225,000	1,296,239
Willis Towers Watson plc
5.75% due 03/15/21	1,188,000	1,294,896
KeyBank North America/Cleveland OH
2.50% due 11/22/21	1,200,000	1,197,883
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	1,081,000	1,160,752
Ventas Realty, LP / Ventas Capital Corp.
4.75% due 06/01/21	1,077,000	1,145,143
International Lease Finance Corp.
4.63% due 04/15/21	1,080,000	1,139,544
Weyerhaeuser Co.
4.70% due 03/15/21	1,052,000	1,119,197
Progressive Corp.
3.75% due 08/23/21	1,033,000	1,075,839
MPT Operating Partnership Limited Partnership /
MPT Finance Corp.
5.25% due 08/01/26	990,000	1,048,162
Northern Trust Corp.
3.38% due 08/23/21	961,000	995,069
Kimco Realty Corp.
3.20% due 05/01/21	966,000	982,269
Total Financial		323,388,178

Consumer, Non-cyclical – 15.2%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	14,783,000	14,910,955
Amgen, Inc.
3.88% due 11/15/21	3,348,000	3,491,366
4.10% due 06/15/21	1,773,000	1,858,441
1.85% due 08/19/21	1,484,000	1,448,246
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	6,449,000	6,350,255
Abbott Laboratories
2.90% due 11/30/21	5,456,000	5,494,114

See notes to financial statements.
100 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 15.2% (continued)
Mylan N.V.
3.15% due 06/15/21	$4,547,000	$4,575,845
Gilead Sciences, Inc.
4.40% due 12/01/21	2,410,000	2,576,962
4.50% due 04/01/21	1,876,000	1,994,432
Coca-Cola Co.
3.30% due 09/01/21	2,553,000	2,643,238
1.55% due 09/01/21	1,787,000	1,755,287
Pfizer, Inc.
1.95% due 06/03/21	2,285,000	2,264,361
2.20% due 12/15/21	1,985,000	1,980,725
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	2,076,000	2,145,374
4.50% due 03/01/21	1,969,000	2,087,787
UnitedHealth Group, Inc.
2.88% due 12/15/21	1,475,000	1,496,381
2.13% due 03/15/21	1,486,000	1,477,403
3.38% due 11/15/21	1,081,000	1,115,830
Sanofi
4.00% due 03/29/21	3,845,000	4,059,635
Express Scripts Holding Co.
4.75% due 11/15/21	2,292,000	2,451,463
3.30% due 02/25/21	1,194,000	1,215,187
AbbVie, Inc.
2.30% due 05/14/21	3,474,000	3,442,708
Altria Group, Inc.
4.75% due 05/05/21	2,853,000	3,064,322
Merck & Company, Inc.
3.88% due 01/15/21	2,919,000	3,058,703
Philip Morris International, Inc.
2.90% due 11/15/21	1,579,000	1,599,224
1.88% due 02/25/21	1,389,000	1,365,094
PepsiCo, Inc.
3.00% due 08/25/21	1,479,000	1,519,297
1.70% due 10/06/21	1,389,000	1,359,045
Procter & Gamble Co.
1.70% due 11/03/21	1,487,000	1,458,559
1.85% due 02/02/21	1,370,000	1,357,763
Ecolab, Inc.
4.35% due 12/08/21	2,613,000	2,788,060
Unilever Capital Corp.
4.25% due 02/10/21	1,800,000	1,905,045
1.38% due 07/28/21	900,000	870,873
Kroger Co.
3.30% due 01/15/21	1,700,000	1,739,259
2.95% due 11/01/21	831,000	842,765
Becton Dickinson and Co.
3.13% due 11/08/21	2,165,000	2,181,972
Johnson & Johnson
1.65% due 03/01/21	2,086,000	2,053,346
Molson Coors Brewing Co.
2.10% due 07/15/21	1,986,000	1,945,140
General Mills, Inc.
3.15% due 12/15/21	1,773,000	1,813,107
Medtronic, Inc.
4.13% due 03/15/21	1,584,000	1,665,751
Stryker Corp.
2.63% due 03/15/21	1,590,000	1,598,501
Coventry Health Care, Inc.
5.45% due 06/15/21	1,331,000	1,444,658
Anthem, Inc.
3.70% due 08/15/21	1,327,000	1,371,719
JM Smucker Co.
3.50% due 10/15/21	1,326,000	1,365,721
McKesson Corp.
4.75% due 03/01/21	1,256,000	1,335,597
Total System Services, Inc.
3.80% due 04/01/21	1,290,000	1,328,204
Quest Diagnostics, Inc.
4.70% due 04/01/21	1,079,000	1,144,928
Celgene Corp.
2.25% due 08/15/21[1]	985,000	967,610
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	886,000	938,796
Aetna, Inc.
4.13% due 06/01/21	839,000	876,130
Constellation Brands, Inc.
3.75% due 05/01/21	813,000	843,111
Campbell Soup Co.
4.25% due 04/15/21	790,000	831,370
AmerisourceBergen Corp.
3.50% due 11/15/21	784,000	805,325
Sysco Corp.
2.50% due 07/15/21	795,000	793,731
Moody’s Corp.
2.75% due 12/15/21	789,000	791,844
Archer-Daniels-Midland Co.
4.48% due 03/01/21	730,000	779,603
Equifax, Inc.
2.30% due 06/01/21	790,000	767,179
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	700,000	712,363
Procter & Gamble – Esop
9.36% due 01/01/21	484,601	539,519
Total Consumer, Non-cyclical		122,659,229

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 101

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Communications – 9.1%
AT&T, Inc.
2.80% due 02/17/21	$3,968,000	$3,987,278
3.88% due 08/15/21	2,999,000	3,118,442
5.00% due 03/01/21	2,659,000	2,847,207
4.45% due 05/15/21	2,265,000	2,395,168
4.60% due 02/15/21	1,960,000	2,067,506
Verizon Communications, Inc.
3.50% due 11/01/21	3,175,000	3,272,207
4.60% due 04/01/21	2,879,000	3,071,484
3.00% due 11/01/21	2,792,000	2,830,038
3.45% due 03/15/21	1,990,000	2,050,695
1.75% due 08/15/21	1,800,000	1,751,123
Cisco Systems, Inc.
2.20% due 02/28/21	4,661,000	4,651,097
1.85% due 09/20/21	3,870,000	3,804,047
2.90% due 03/04/21	1,229,000	1,251,070
NBCUniversal Media LLC
4.38% due 04/01/21	3,947,000	4,204,705
Time Warner, Inc.
4.70% due 01/15/21	2,071,000	2,197,746
4.75% due 03/29/21	1,675,000	1,784,016
Walt Disney Co.
2.75% due 08/16/21	1,475,000	1,499,833
2.30% due 02/12/21	1,290,000	1,291,635
3.75% due 06/01/21	1,052,000	1,101,011
Time Warner Cable LLC
4.00% due 09/01/21	1,866,000	1,919,021
4.13% due 02/15/21	1,528,000	1,573,937
Telefonica Emisiones SAU
5.46% due 02/16/21	2,957,000	3,204,919
Viacom, Inc.
3.88% due 12/15/21	1,178,000	1,198,900
4.50% due 03/01/21	983,000	1,024,987
21st Century Fox America, Inc.
4.50% due 02/15/21	2,073,000	2,192,830
Amazon.com, Inc.
3.30% due 12/05/21	2,069,000	2,142,320
Qwest Corp.
6.75% due 12/01/21	1,872,000	2,003,335
Orange S.A.
4.13% due 09/14/21	1,771,000	1,879,438
Alphabet, Inc.
3.63% due 05/19/21	1,677,000	1,759,470
WPP Finance 2010
4.75% due 11/21/21	1,476,000	1,580,277
eBay, Inc.
2.88% due 08/01/21	1,467,000	1,480,533
Discovery Communications LLC
4.38% due 06/15/21	1,237,000	1,290,492
Vodafone Group plc
4.38% due 03/16/21	788,000	836,111
Total Communications		73,262,878

Energy – 8.3%
BP Capital Markets plc
4.74% due 03/11/21	2,603,000	2,796,593
3.56% due 11/01/21	1,916,000	1,994,878
2.11% due 09/16/21	1,189,000	1,175,404
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	4,700,000	5,056,924
Exxon Mobil Corp.
2.22% due 03/01/21	4,741,000	4,745,031
Shell International Finance BV
1.88% due 05/10/21	2,979,000	2,937,264
1.75% due 09/12/21	1,785,000	1,746,280
ConocoPhillips Co.
4.20% due 03/15/21	2,628,000	2,773,432
2.88% due 11/15/21	1,582,000	1,600,390
Occidental Petroleum Corp.
4.10% due 02/01/21	3,116,000	3,268,686
Chevron Corp.
2.10% due 05/16/21	2,680,000	2,656,777
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	1,583,000	1,612,478
5.00% due 10/01/21	935,000	999,109
Marathon Petroleum Corp.
5.13% due 03/01/21	2,127,000	2,288,624
Noble Energy, Inc.
4.15% due 12/15/21	1,913,000	2,002,845
Anadarko Petroleum Corp.
4.85% due 03/15/21	1,793,000	1,895,456
Total Capital International S.A.
2.75% due 06/19/21	1,773,000	1,800,414
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.00% due 02/01/21[1]	1,677,000	1,764,407
Energy Transfer, LP
4.65% due 06/01/21	1,629,000	1,715,738
Andeavor Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.25% due 01/15/25	1,584,000	1,673,100
EOG Resources, Inc.
4.10% due 02/01/21	1,579,000	1,654,176
EQT Corp.
4.88% due 11/15/21	1,477,000	1,582,188
Total Capital S.A.
4.13% due 01/28/21	781,000	824,487
4.25% due 12/15/21	692,000	738,897
Buckeye Partners, LP
4.88% due 02/01/21	1,449,000	1,528,312

See notes to financial statements.
102 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 8.3% (continued)
Pioneer Natural Resources Co.
3.45% due 01/15/21	$1,367,000	$1,402,241
Williams Partners, LP
4.00% due 11/15/21	1,088,000	1,128,809
Encana Corp.
3.90% due 11/15/21	1,081,000	1,113,591
Canadian Natural Resources Ltd.
3.45% due 11/15/21	1,081,000	1,112,674
Apache Corp.
3.63% due 02/01/21	1,059,000	1,085,230
Enbridge Energy Partners, LP
4.20% due 09/15/21	1,032,000	1,077,847
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	990,000	1,036,227
Enterprise Products Operating LLC
2.85% due 04/15/21	991,000	1,000,641
Baker Hughes a GE Company LLC
3.20% due 08/15/21	941,000	962,717
Nabors Industries, Inc.
4.63% due 09/15/21	983,000	946,137
Halliburton Co.
3.25% due 11/15/21	889,000	909,108
Western Gas Partners, LP
5.38% due 06/01/21	835,000	888,874
Devon Energy Corp.
4.00% due 07/15/21	790,000	821,227
Magellan Midstream Partners, LP
4.25% due 02/01/21	691,000	724,095
Total Energy		67,041,308

Consumer, Cyclical – 8.2%
Ford Motor Credit Co., LLC
5.88% due 08/02/21	4,050,000	4,479,537
3.34% due 03/18/21	3,300,000	3,364,517
3.20% due 01/15/21	2,500,000	2,540,840
General Motors Financial Co., Inc.
3.20% due 07/06/21	3,672,000	3,717,180
4.20% due 03/01/21	2,802,000	2,922,891
4.38% due 09/25/21	2,495,000	2,629,976
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,534,000	2,503,123
3.40% due 09/15/21	1,723,000	1,785,517
4.25% due 01/11/21	1,581,000	1,670,775
2.75% due 05/17/21	1,195,000	1,209,518
Home Depot, Inc.
2.00% due 04/01/21	2,779,000	2,753,193
4.40% due 04/01/21	2,015,000	2,145,893
CVS Health Corp.
2.13% due 06/01/21	3,273,000	3,205,452
4.13% due 05/15/21	1,079,000	1,124,667
American Honda Finance Corp.
1.70% due 09/09/21	1,983,000	1,933,181
1.65% due 07/12/21	1,390,000	1,356,073
Ford Motor Credit Company LLC
5.75% due 02/01/21	2,500,000	2,722,943
Gap, Inc.
5.95% due 04/12/21	2,315,000	2,501,577
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	2,195,000	2,235,939
Newell Brands, Inc.
3.15% due 04/01/21	2,087,000	2,113,830
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,969,000	2,097,391
Costco Wholesale Corp.
2.15% due 05/18/21	2,086,000	2,076,943
Lowe’s Cos., Inc.
3.80% due 11/15/21	839,000	877,991
3.75% due 04/15/21	799,000	834,094
TJX Companies, Inc.
2.75% due 06/15/21	1,475,000	1,493,276
Best Buy Company, Inc.
5.50% due 03/15/21[1]	1,338,000	1,436,093
Starbucks Corp.
2.10% due 02/04/21	1,290,000	1,283,080
O’Reilly Automotive, Inc.
4.88% due 01/14/21	1,172,000	1,244,945
Nordstrom, Inc.
4.00% due 10/15/21[1]	1,188,000	1,226,246
Macy’s Retail Holdings, Inc.
3.45% due 01/15/21	1,169,000	1,161,480
Kohl’s Corp.
4.00% due 11/01/21[1]	1,081,000	1,112,956
VF Corp.
3.50% due 09/01/21	891,000	921,566
Tupperware Brands Corp.
4.75% due 06/01/21	788,000	835,337
Johnson Controls, Inc.
4.25% due 03/01/21	516,000	542,930
Total Consumer, Cyclical		66,060,950

Technology – 7.9%
Apple, Inc.
2.85% due 05/06/21	5,910,000	6,016,270
2.25% due 02/23/21	5,951,000	5,947,046
1.55% due 08/04/21	2,682,000	2,607,853
Oracle Corp.
1.90% due 09/15/21	8,042,000	7,925,608
2.80% due 07/08/21	2,755,000	2,807,478

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 103

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Technology – 7.9% (continued)
HP, Inc.
4.65% due 12/09/21	$3,055,000	$3,265,067
4.30% due 06/01/21	2,619,000	2,748,423
4.38% due 09/15/21	1,919,000	2,026,686
Microsoft Corp.
1.55% due 08/08/21	5,456,000	5,320,436
4.00% due 02/08/21	1,089,000	1,147,954
Intel Corp.
3.30% due 10/01/21	3,795,000	3,931,206
1.70% due 05/19/21	1,090,000	1,070,271
International Business Machines Corp.
2.25% due 02/19/21	2,000,000	1,997,947
2.90% due 11/01/21	700,000	710,367
Xerox Corp.
4.50% due 05/15/21	1,965,000	2,035,474
NVIDIA Corp.
2.20% due 09/16/21	1,987,000	1,969,541
Applied Materials, Inc.
4.30% due 06/15/21	1,534,000	1,631,815
Fidelity National Information Services, Inc.
2.25% due 08/15/21	1,536,000	1,512,238
Lam Research Corp.
2.80% due 06/15/21	1,387,000	1,398,015
Pitney Bowes, Inc.
3.63% due 10/01/21	1,288,000	1,210,656
Activision Blizzard, Inc.
2.30% due 09/15/21	1,190,000	1,176,215
Xilinx, Inc.
3.00% due 03/15/21	1,083,000	1,092,023
Electronic Arts, Inc.
3.70% due 03/01/21	990,000	1,021,363
Texas Instruments, Inc.
2.75% due 03/12/21	990,000	1,006,004
NetApp, Inc.
3.38% due 06/15/21	983,000	1,002,220
KLA-Tencor Corp.
4.13% due 11/01/21	733,000	765,640
Total Technology		63,343,816

Industrial – 5.9%
General Electric Co.
4.65% due 10/17/21	3,036,000	3,255,588
5.30% due 02/11/21	2,418,000	2,610,617
4.63% due 01/07/21	2,403,000	2,554,479
Honeywell International, Inc.
1.85% due 11/01/21	2,779,000	2,723,828
4.25% due 03/01/21	1,477,000	1,572,542
John Deere Capital Corp.
2.80% due 03/04/21	981,000	995,283
3.15% due 10/15/21	886,000	909,614
2.55% due 01/08/21	835,000	841,449
3.90% due 07/12/21	486,000	511,222
United Parcel Service, Inc.
3.13% due 01/15/21	2,757,000	2,832,397
Caterpillar, Inc.
3.90% due 05/27/21	2,512,000	2,642,030
Arconic, Inc.
5.40% due 04/15/21	2,363,000	2,526,579
Caterpillar Financial Services Corp.
1.70% due 08/09/21	1,987,000	1,944,858
CNH Industrial Capital LLC
4.88% due 04/01/21	1,690,000	1,787,074
Lockheed Martin Corp.
3.35% due 09/15/21	1,573,000	1,622,589
Fortive Corp.
2.35% due 06/15/21	1,479,000	1,467,407
Fluor Corp.
3.38% due 09/15/21	1,354,000	1,389,190
Northrop Grumman Corp.
3.50% due 03/15/21	1,279,000	1,320,526
Komatsu Mining Corp.
5.13% due 10/15/21	1,187,000	1,295,005
United Technologies Corp.
1.95% due 11/01/21	1,290,000	1,262,123
L3 Technologies, Inc.
4.95% due 02/15/21	1,150,000	1,224,409
3M Co.
1.63% due 09/19/21	1,213,000	1,186,600
Republic Services, Inc.
5.25% due 11/15/21	1,079,000	1,181,168
Vulcan Materials Co.
7.50% due 06/15/21	975,000	1,132,198
Union Pacific Corp.
4.00% due 02/01/21	1,055,000	1,106,051
Roper Technologies, Inc.
2.80% due 12/15/21	990,000	991,831
PerkinElmer, Inc.
5.00% due 11/15/21	839,000	907,454
Emerson Electric Co.
2.63% due 12/01/21	878,000	886,809
Norfolk Southern Corp.
3.25% due 12/01/21	786,000	802,913
General Dynamics Corp.
3.88% due 07/15/21	733,000	770,952
Xylem, Inc.
4.88% due 10/01/21	656,000	710,654
Johnson Controls International plc
4.25% due 03/01/21	539,000	567,131
Total Industrial		47,532,570

See notes to financial statements.
104 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Utilities – 2.3%
Southern Co.
2.35% due 07/01/21	$2,897,000	$2,871,756
Duke Energy Corp.
1.80% due 09/01/21	1,387,000	1,352,407
3.55% due 09/15/21	887,000	917,671
Emera US Finance, LP
2.70% due 06/15/21	1,584,000	1,585,100
PSEG Power LLC
3.00% due 06/15/21	1,290,000	1,304,004
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	1,206,000	1,267,493
Southern California Edison Co.
3.88% due 06/01/21	1,134,000	1,190,665
Puget Energy, Inc.
6.00% due 09/01/21	1,014,000	1,129,328
Ohio Power Co.
5.38% due 10/01/21	982,000	1,086,626
Progress Energy, Inc.
4.40% due 01/15/21	1,024,000	1,072,746
Duke Energy Carolinas LLC
3.90% due 06/15/21	981,000	1,026,545
Consolidated Edison, Inc.
2.00% due 05/15/21	991,000	976,057
Duke Energy Progress LLC
3.00% due 09/15/21	891,000	909,863
Dominion Energy, Inc.
4.45% due 03/15/21	761,000	806,719
National Fuel Gas Co.
4.90% due 12/01/21	638,000	672,683
Total Utilities		18,169,663

Basic Materials – 2.0%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	2,018,000	2,092,370
4.25% due 04/01/21	1,088,000	1,148,651
Dow Chemical Co.
4.13% due 11/15/21	2,459,000	2,585,505
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,900,000	2,111,950
Praxair, Inc.
3.00% due 09/01/21	1,191,000	1,215,931
4.05% due 03/15/21	839,000	884,766
Barrick North America Finance LLC
4.40% due 05/30/21	1,473,000	1,567,714
International Paper Co.
7.50% due 08/15/21	1,258,000	1,470,840
Goldcorp, Inc.
3.63% due 06/09/21	1,189,000	1,219,803
Kinross Gold Corp.
5.13% due 09/01/21	1,039,000	1,101,340
Monsanto Co.
2.75% due 07/15/21	975,000	980,930
Total Basic Materials		16,379,800
Total Corporate Bonds
(Cost $797,347,097)		797,838,392
SECURITIES LENDING COLLATERAL††,2 – 0.3%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	653,362	653,362
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	653,362	653,362
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	653,362	653,362
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	653,362	653,362
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	193,611	193,611
Total Securities Lending Collateral
(Cost $2,807,059)		2,807,059
Total Investments – 99.3%
(Cost $800,154,156)		$800,645,451
Other Assets & Liabilities, net – 0.7%		5,463,103
Total Net Assets – 100.0%		$806,108,554

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Other Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 105

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	79.7%
United Kingdom	4.9%
Canada	2.9%
Japan	2.6%
France	2.4%
Netherlands	2.3%
Ireland	1.6%
Other	3.6%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$797,838,392	$—	$797,838,392
Securities Lending Collateral	—	2,807,059	—	2,807,059
Total Assets	$—	$800,645,451	$—	$800,645,451

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
106 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 34.5%
Goldman Sachs Group, Inc.
5.75% due 01/24/22	$7,842,000	$8,722,527
3.00% due 04/26/22	5,878,000	5,914,906
JPMorgan Chase & Co.
4.50% due 01/24/22	5,684,000	6,077,946
3.25% due 09/23/22	5,274,000	5,395,965
Citigroup, Inc.
4.50% due 01/14/22	4,243,000	4,531,773
2.75% due 04/25/22	3,882,000	3,876,611
4.05% due 07/30/22	1,690,000	1,763,522
HSBC Holdings plc
2.65% due 01/05/22	4,500,000	4,483,143
4.00% due 03/30/22	3,625,000	3,805,736
4.88% due 01/14/22	1,479,000	1,598,043
Morgan Stanley
2.75% due 05/19/22	5,804,000	5,798,273
4.88% due 11/01/22	3,416,000	3,682,083
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	5,084,000	5,357,317
3.95% due 11/09/22	2,700,000	2,826,270
Bank of America Corp.
5.70% due 01/24/22	3,797,000	4,240,225
2.50% due 10/21/22	3,487,000	3,443,252
Barclays Bank plc
7.63% due 11/21/22	5,750,000	6,558,881
US Bancorp
2.63% due 01/24/22	2,188,000	2,206,098
2.95% due 07/15/22	2,126,000	2,160,347
3.00% due 03/15/22	1,717,000	1,757,577
American Express Co.
2.50% due 08/01/22	3,417,000	3,375,409
2.65% due 12/02/22	2,101,000	2,092,238
Mitsubishi UFJ Financial Group, Inc.
2.67% due 07/25/22	3,417,000	3,390,976
3.00% due 02/22/22	1,736,000	1,752,707
PNC Bank North America
2.63% due 02/17/22	2,100,000	2,108,228
2.70% due 11/01/22	1,750,000	1,746,800
2.45% due 07/28/22	1,295,000	1,286,641
Sumitomo Mitsui Financial Group, Inc.
2.78% due 07/12/22	3,534,000	3,521,970
2.85% due 01/11/22	1,193,000	1,197,443
Wells Fargo & Co.
3.50% due 03/08/22	4,317,000	4,449,910
UBS AG/Stamford CT
7.63% due 08/17/22	3,500,000	4,117,400
Royal Bank of Scotland Group plc
6.13% due 12/15/22	3,694,000	4,071,902
Visa, Inc.
2.80% due 12/14/22	3,965,000	4,011,818
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.95% due 02/01/22	1,700,000	1,757,470
3.50% due 05/26/22	1,000,000	1,018,699
4.63% due 07/01/22	800,000	852,521
Simon Property Group, LP
3.38% due 03/15/22	1,370,000	1,406,522
2.63% due 06/15/22	1,005,000	1,004,799
2.35% due 01/30/22	985,000	976,953
American Express Credit Corp.
2.70% due 03/03/22	3,075,000	3,092,299
American International Group, Inc.
4.88% due 06/01/22	2,755,000	2,988,886
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,783,000	1,836,098
2.85% due 11/09/22[1]	994,000	1,003,157
Mizuho Financial Group, Inc.
2.95% due 02/28/22	2,800,000	2,808,547
International Lease Finance Corp.
5.88% due 08/15/22	1,193,000	1,334,062
8.63% due 01/15/22	1,089,000	1,318,221
Bank of Nova Scotia
2.70% due 03/07/22	2,556,000	2,559,459
ING Groep N.V.
3.15% due 03/29/22	2,500,000	2,529,346
American Tower Corp.
4.70% due 03/15/22	1,265,000	1,364,768
2.25% due 01/15/22	1,190,000	1,164,113
Lloyds Banking Group plc
3.00% due 01/11/22	2,500,000	2,513,673
Air Lease Corp.
3.75% due 02/01/22	1,268,000	1,318,676
2.63% due 07/01/22	1,010,000	997,403
Bank of New York Mellon Corp.
2.60% due 02/07/22	2,188,000	2,195,502
Fifth Third Bancorp
2.60% due 06/15/22	1,228,000	1,217,991
3.50% due 03/15/22	892,000	918,591
General Electric Capital Corp.
3.15% due 09/07/22	2,059,000	2,102,291
Royal Bank of Canada
2.75% due 02/01/22	1,993,000	2,017,200
BB&T Corp.
2.75% due 04/01/22	1,937,000	1,950,921
Branch Banking & Trust Co.
2.63% due 01/15/22	1,900,000	1,907,385
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,883,000	1,906,987
Bank of Montreal
2.55% due 11/06/22	1,900,000	1,888,933
Banco Santander S.A.
3.50% due 04/11/22	1,800,000	1,835,787
Regions Financial Corp.
2.75% due 08/14/22	1,809,000	1,801,830
Capital One Financial Corp.
3.05% due 03/09/22	1,741,000	1,754,705

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 107

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 34.5% (continued)
Canadian Imperial Bank of Commerce
2.55% due 06/16/22	$1,714,000	$1,704,844
SunTrust Banks, Inc.
2.70% due 01/27/22	1,680,000	1,679,457
Cooperatieve Rabobank UA
2.75% due 01/10/22	1,600,000	1,617,824
SunTrust Bank/Atlanta GA
2.45% due 08/01/22	1,609,000	1,592,853
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,549,000	1,588,125
Capital One North America/Mclean VA
2.65% due 08/08/22	1,600,000	1,582,809
Huntington Bancshares, Inc.
2.30% due 01/14/22	1,578,000	1,552,950
BlackRock, Inc.
3.38% due 06/01/22	1,438,000	1,493,702
Welltower, Inc.
5.25% due 01/15/22	1,317,000	1,434,258
ORIX Corp.
2.90% due 07/18/22	1,407,000	1,405,235
Crown Castle International Corp.
4.88% due 04/15/22	1,267,000	1,363,938
CME Group, Inc.
3.00% due 09/15/22	1,327,000	1,352,695
Ares Capital Corp.
3.63% due 01/19/22	1,297,000	1,306,061
Compass Bank
2.88% due 06/29/22	1,300,000	1,292,453
Huntington National Bank
2.50% due 08/07/22	1,300,000	1,283,174
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	1,211,000	1,272,457
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,270,649
TD Ameritrade Holding Corp.
2.95% due 04/01/22	1,195,000	1,212,609
HCP, Inc.
4.00% due 12/01/22	1,149,000	1,202,876
Synchrony Bank
3.00% due 06/15/22	1,200,000	1,192,197
Berkshire Hathaway, Inc.
3.40% due 01/31/22	1,114,000	1,156,717
Discover Financial Services
3.85% due 11/21/22	1,011,000	1,042,485
Hospitality Properties Trust
5.00% due 08/15/22	972,000	1,041,485
Digital Realty Trust, LP
3.95% due 07/01/22	987,000	1,033,701
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	1,015,000	1,027,905
Marsh & McLennan Cos., Inc.
2.75% due 01/30/22	1,020,000	1,022,772
Manufacturers & Traders Trust Co.
2.50% due 05/18/22	1,000,000	996,988
Citizens Bank North America/Providence RI
2.65% due 05/26/22	1,000,000	994,602
First Republic Bank
2.50% due 06/06/22	1,000,000	989,155
KeyBank North America/Cleveland OH
2.40% due 06/09/22	1,000,000	988,048
Invesco Finance plc
3.13% due 11/30/22	947,000	961,993
Kimco Realty Corp.
3.40% due 11/01/22	889,000	908,234
People’s United Financial, Inc.
3.65% due 12/06/22	870,000	889,813
Northern Trust Corp.
2.38% due 08/02/22	880,000	880,416
Brixmor Operating Partnership, LP
3.88% due 08/15/22	834,000	857,229
MetLife, Inc.
3.05% due 12/15/22	726,000	737,601
Skandinaviska Enskilda Banken AB
2.80% due 03/11/22	700,000	706,516
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	585,000	641,095
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	479,000	509,484
Total Financial		222,455,137

Consumer, Non-cyclical – 19.4%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	5,141,000	5,103,344
3.75% due 01/15/22	3,879,000	4,051,730
AbbVie, Inc.
2.90% due 11/06/22	5,433,000	5,449,165
3.20% due 11/06/22	1,874,000	1,901,143
Kraft Heinz Foods Co.
3.50% due 06/06/22	3,665,000	3,752,361
3.50% due 07/15/22	1,579,000	1,615,630
Medtronic, Inc.
3.15% due 03/15/22	4,220,000	4,328,671
3.13% due 03/15/22	1,006,000	1,029,720
Allergan Funding SCS
3.45% due 03/15/22	5,226,000	5,320,008
PepsiCo, Inc.
2.75% due 03/05/22	2,342,000	2,378,705
2.25% due 05/02/22	1,535,000	1,521,361
3.10% due 07/17/22	1,193,000	1,223,759
Novartis Capital Corp.
2.40% due 09/21/22	2,715,000	2,702,409
2.40% due 05/17/22	2,022,000	2,020,614

See notes to financial statements.
108 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 19.4% (continued)
Amgen, Inc.
2.65% due 05/11/22	$2,536,000	$2,529,868
3.63% due 05/15/22	1,108,000	1,145,518
2.70% due 05/01/22	791,000	789,406
UnitedHealth Group, Inc.
2.88% due 03/15/22	2,103,000	2,132,958
3.35% due 07/15/22	1,813,000	1,873,369
Merck & Co., Inc.
2.35% due 02/10/22	2,036,000	2,031,708
2.40% due 09/15/22	1,809,000	1,801,522
Celgene Corp.
3.25% due 08/15/22	1,883,000	1,915,407
3.55% due 08/15/22	1,795,000	1,847,236
Philip Morris International, Inc.
2.38% due 08/17/22	1,407,000	1,386,872
2.50% due 08/22/22	1,316,000	1,303,676
2.63% due 02/18/22	1,005,000	1,006,906
GlaxoSmithKline Capital plc
2.85% due 05/08/22	3,309,000	3,356,169
Altria Group, Inc.
2.85% due 08/09/22	3,186,000	3,204,329
Becton Dickinson and Co.
2.89% due 06/06/22	3,069,000	3,047,839
Actavis, Inc.
3.25% due 10/01/22	2,916,000	2,937,932
HCA, Inc.
5.88% due 03/15/22	2,427,000	2,636,329
Constellation Brands, Inc.
6.00% due 05/01/22	1,393,000	1,570,467
2.70% due 05/09/22	1,010,000	1,004,865
Gilead Sciences, Inc.
3.25% due 09/01/22	1,760,000	1,809,055
1.95% due 03/01/22	687,000	671,883
Cardinal Health, Inc.
2.62% due 06/15/22	1,943,000	1,910,509
Reynolds American, Inc.
4.00% due 06/12/22	1,747,000	1,824,577
AstraZeneca plc
2.38% due 06/12/22	1,841,000	1,815,823
Express Scripts Holding Co.
3.90% due 02/15/22	1,724,000	1,793,435
Procter & Gamble Co.
2.30% due 02/06/22	1,733,000	1,732,753
Aetna, Inc.
2.75% due 11/15/22	1,738,000	1,721,701
Laboratory Corporation of America Holdings
3.75% due 08/23/22	831,000	858,951
3.20% due 02/01/22	838,000	855,781
Diageo Investment Corp.
2.88% due 05/11/22	1,626,000	1,652,105
Biogen, Inc.
3.63% due 09/15/22	1,590,000	1,647,348
Tyson Foods, Inc.
4.50% due 06/15/22	1,490,000	1,596,709
Johnson & Johnson
2.25% due 03/03/22	1,591,000	1,588,387
Anthem, Inc.
3.13% due 05/15/22	1,494,000	1,507,341
McCormick & Company, Inc.
2.70% due 08/15/22	1,508,000	1,507,304
Unilever Capital Corp.
2.20% due 05/05/22	1,500,000	1,488,726
Eli Lilly & Co.
2.35% due 05/15/22	1,432,000	1,431,149
Cigna Corp.
4.00% due 02/15/22	1,263,000	1,321,422
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	1,308,000	1,312,645
Bristol-Myers Squibb Co.
2.00% due 08/01/22	1,308,000	1,282,104
Covidien International Finance S.A.
3.20% due 06/15/22	1,240,000	1,269,802
Catholic Health Initiatives
2.95% due 11/01/22	1,179,000	1,175,266
Abbott Laboratories
2.55% due 03/15/22	1,179,000	1,165,697
Kroger Co.
3.40% due 04/15/22	1,030,000	1,055,938
Block Financial LLC
5.50% due 11/01/22	970,000	1,047,612
Colgate-Palmolive Co.
2.30% due 05/03/22	1,017,000	1,012,052
Clorox Co.
3.05% due 09/15/22	992,000	1,009,006
Coca-Cola Co.
2.20% due 05/25/22	1,005,000	999,601
Ecolab, Inc.
2.38% due 08/10/22	1,005,000	994,880
Humana, Inc.
3.15% due 12/01/22	970,000	977,709
Equifax, Inc.
3.30% due 12/15/22	948,000	939,624
Moody’s Corp.
4.50% due 09/01/22	853,000	913,844
Boston Scientific Corp.
3.38% due 05/15/22	842,000	858,242
Molson Coors Brewing Co.
3.50% due 05/01/22	648,000	667,740
Total Consumer, Non-cyclical		125,337,717

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 109

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Communications – 9.5%
AT&T, Inc.
3.00% due 06/30/22	$4,457,000	$4,462,405
3.00% due 02/15/22	3,022,000	3,034,019
3.80% due 03/15/22	2,483,000	2,570,923
2.63% due 12/01/22	2,325,000	2,281,434
3.20% due 03/01/22	2,044,000	2,069,262
Verizon Communications, Inc.
2.95% due 03/15/22	5,683,000	5,716,517
3.13% due 03/16/22	3,468,000	3,513,748
2.45% due 11/01/22	2,997,000	2,947,635
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46% due 07/23/22	5,076,000	5,297,494
Comcast Corp.
3.13% due 07/15/22	1,806,000	1,853,480
1.63% due 01/15/22	1,285,000	1,238,860
eBay, Inc.
2.60% due 07/15/22	1,832,000	1,819,306
3.80% due 03/09/22	1,193,000	1,235,349
Walt Disney Co.
2.35% due 12/01/22	1,889,000	1,874,310
2.45% due 03/04/22	920,000	919,026
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,978,000	2,598,222
Omnicom Group, Inc.
3.63% due 05/01/22	2,031,000	2,106,874
Amazon.com, Inc.
2.50% due 11/29/22	2,094,000	2,094,618
Time Warner, Inc.
4.00% due 01/15/22	1,013,000	1,057,046
3.40% due 06/15/22	947,000	967,250
Vodafone Group plc
2.50% due 09/26/22	1,836,000	1,822,599
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,777,000	1,793,047
21st Century Fox America, Inc.
3.00% due 09/15/22	1,560,000	1,576,635
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,533,000	1,539,849
Motorola Solutions, Inc.
3.75% due 05/15/22	1,332,000	1,366,103
CBS Corp.
3.38% due 03/01/22	1,028,000	1,045,832
Discovery Communications LLC
3.30% due 05/15/22	1,012,000	1,018,751
WPP Finance 2010
3.63% due 09/07/22	973,000	1,001,300
Cisco Systems, Inc.
3.00% due 06/15/22	659,000	673,927
Total Communications		61,495,821

Energy – 9.2%
BP Capital Markets plc
3.25% due 05/06/22	3,259,000	3,347,215
3.06% due 03/17/22	1,781,000	1,818,555
2.50% due 11/06/22	1,606,000	1,595,782
Chevron Corp.
2.36% due 12/05/22	3,527,000	3,495,664
2.50% due 03/03/22	1,210,000	1,214,575
2.41% due 03/03/22	1,166,000	1,168,575
Phillips 66
4.30% due 04/01/22	3,646,000	3,876,529
Williams Partners, LP
3.60% due 03/15/22	2,133,000	2,184,923
3.35% due 08/15/22	1,217,000	1,235,137
National Oilwell Varco, Inc.
2.60% due 12/01/22	2,262,000	2,214,634
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88% due 03/01/22	1,992,000	2,184,084
Murphy Oil Corp.
4.45% due 12/01/22	1,114,000	1,119,570
4.00% due 06/01/22	966,000	967,208
Exxon Mobil Corp.
2.40% due 03/06/22	1,963,000	1,965,321
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,854,000	1,920,925
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,880,000	1,868,699
Marathon Oil Corp.
2.80% due 11/01/22	1,864,000	1,841,197
Energy Transfer, LP
5.20% due 02/01/22	1,700,000	1,821,933
ConocoPhillips Co.
2.40% due 12/15/22	1,815,000	1,794,405
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,600,000	1,789,278
Shell International Finance BV
2.38% due 08/21/22	1,788,000	1,777,270
Apache Corp.
3.25% due 04/15/22	1,721,000	1,736,769
Devon Energy Corp.
3.25% due 05/15/22	1,604,000	1,632,365
Occidental Petroleum Corp.
3.13% due 02/15/22	1,553,000	1,589,962
Total Capital International S.A.
2.88% due 02/17/22	1,536,000	1,560,925
ONEOK Partners, LP
3.38% due 10/01/22	1,411,000	1,429,397
Enbridge, Inc.
2.90% due 07/15/22	1,314,991	1,307,572
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	1,247,000	1,255,794

See notes to financial statements.
110 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Energy – 9.2% (continued)
Enterprise Products Operating LLC
4.05% due 02/15/22	$1,183,000	$1,240,815
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.00% due 10/01/22	1,140,000	1,222,099
ONEOK, Inc.
4.25% due 02/01/22	1,106,000	1,147,917
Cenovus Energy, Inc.
3.00% due 08/15/22	1,055,000	1,042,983
Western Gas Partners, LP
4.00% due 07/01/22	996,000	1,019,345
Pioneer Natural Resources Co.
3.95% due 07/15/22	871,000	907,774
Husky Energy, Inc.
3.95% due 04/15/22	779,000	807,337
Total Energy		59,102,533

Industrial – 8.1%
General Electric Co.
2.70% due 10/09/22	5,126,000	5,134,968
United Technologies Corp.
3.10% due 06/01/22	3,850,000	3,932,022
2.30% due 05/04/22	1,020,000	1,008,560
Eaton Corp.
2.75% due 11/02/22	2,934,000	2,943,761
United Parcel Service, Inc.
2.45% due 10/01/22	1,742,000	1,743,136
2.35% due 05/16/22	1,020,000	1,017,643
ABB Finance USA, Inc.
2.88% due 05/08/22	2,091,000	2,116,651
Rockwell Collins, Inc.
2.80% due 03/15/22	2,038,000	2,047,773
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	1,017,000	1,041,386
3.05% due 09/01/22	969,000	992,699
John Deere Capital Corp.
2.65% due 01/06/22	1,127,000	1,137,989
2.75% due 03/15/22	858,000	868,741
Caterpillar Financial Services Corp.
2.40% due 06/06/22	1,012,000	1,008,132
2.85% due 06/01/22	969,000	982,870
Koninklijke Philips N.V.
3.75% due 03/15/22	1,763,000	1,839,295
Raytheon Co.
2.50% due 12/15/22	1,803,000	1,803,260
Deere & Co.
2.60% due 06/08/22	1,635,000	1,641,508
General Dynamics Corp.
2.25% due 11/15/22	1,533,000	1,516,833
Union Pacific Corp.
4.16% due 07/15/22	1,388,000	1,494,415
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,452,000	1,481,814
Republic Services, Inc.
3.55% due 06/01/22	1,379,000	1,426,981
3M Co.
2.00% due 06/26/22	1,393,000	1,371,776
Owens Corning
4.20% due 12/15/22	1,210,000	1,271,046
Norfolk Southern Corp.
3.00% due 04/01/22	1,170,000	1,188,656
Stanley Black & Decker, Inc.
2.90% due 11/01/22	1,181,000	1,188,369
Arconic, Inc.
5.87% due 02/23/22	1,000,000	1,087,600
CNH Industrial Capital LLC
4.38% due 04/05/22	1,005,000	1,050,667
FedEx Corp.
2.63% due 08/01/22	1,034,000	1,039,111
Flowserve Corp.
3.50% due 09/15/22	987,000	998,752
Waste Management, Inc.
2.90% due 09/15/22	968,000	979,399
Amphenol Corp.
4.00% due 02/01/22	814,000	853,639
Caterpillar, Inc.
2.60% due 06/26/22	838,000	841,051
Tyco Electronics Group S.A.
3.50% due 02/03/22	798,000	821,176
Tech Data Corp.
3.70% due 02/15/22	799,000	802,535
Roper Technologies, Inc.
3.13% due 11/15/22	746,000	754,456
Jabil, Inc.
4.70% due 09/15/22	676,000	711,828
Total Industrial		52,140,498

Technology – 7.4%
Oracle Corp.
2.50% due 05/15/22	4,566,000	4,575,166
2.50% due 10/15/22	4,334,000	4,330,247
Apple, Inc.
2.50% due 02/09/22	2,488,000	2,498,707
2.70% due 05/13/22	2,334,000	2,354,600
2.15% due 02/09/22	2,024,000	2,004,062
2.30% due 05/11/22	1,636,000	1,627,201
Microsoft Corp.
2.40% due 02/06/22	2,990,000	2,993,477
2.38% due 02/12/22	2,382,000	2,383,650
2.65% due 11/03/22	1,790,000	1,809,280
2.13% due 11/15/22	1,310,000	1,293,619
Intel Corp.
2.70% due 12/15/22	2,784,000	2,803,303
3.10% due 07/29/22	1,771,000	1,815,741
2.35% due 05/11/22	1,328,000	1,321,387

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 111

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Technology – 7.4% (continued)
International Business Machines Corp.
2.88% due 11/09/22	$1,950,000	$1,972,833
1.88% due 08/01/22	1,900,000	1,843,340
2.50% due 01/27/22	1,600,000	1,603,671
QUALCOMM, Inc.
3.00% due 05/20/22	3,557,000	3,553,837
Hewlett Packard Enterprise Co.
4.40% due 10/15/22	2,482,000	2,609,388
Fiserv, Inc.
3.50% due 10/01/22	1,057,000	1,087,517
Texas Instruments, Inc.
1.85% due 05/15/22	983,000	960,423
CA, Inc.
3.60% due 08/15/22	920,000	930,784
HP, Inc.
4.05% due 09/15/22	676,000	705,747
Fidelity National Information Services, Inc.
4.50% due 10/15/22	414,000	443,403
Total Technology		47,521,383

Consumer, Cyclical – 6.5%
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,700,000	1,784,909
3.34% due 03/28/22	1,500,000	1,520,695
3.22% due 01/09/22	1,500,000	1,517,159
CVS Health Corp.
3.50% due 07/20/22	2,710,000	2,762,982
2.75% due 12/01/22	2,051,000	2,021,379
Toyota Motor Credit Corp.
2.60% due 01/11/22	1,977,000	1,989,354
3.30% due 01/12/22	1,562,000	1,613,231
2.80% due 07/13/22	689,000	698,502
General Motors Financial Company, Inc.
3.15% due 06/30/22	2,022,000	2,025,680
3.45% due 04/10/22	1,961,000	1,990,743
General Motors Financial Co., Inc.
3.45% due 01/14/22	2,441,000	2,478,837
McDonald’s Corp.
2.63% due 01/15/22	2,402,000	2,416,073
Costco Wholesale Corp.
2.30% due 05/18/22	1,328,000	1,322,500
2.25% due 02/15/22	999,000	995,470
Home Depot, Inc.
2.63% due 06/01/22	2,293,000	2,308,787
Walgreen Co.
3.10% due 09/15/22	2,290,000	2,299,231
Target Corp.
2.90% due 01/15/22	1,691,000	1,724,123
Delta Air Lines, Inc.
3.63% due 03/15/22	1,636,000	1,670,774
Marriott International, Inc.
2.30% due 01/15/22	1,514,000	1,488,479
Lowe’s Companies, Inc.
3.12% due 04/15/22	1,292,000	1,326,528
Wyndham Worldwide Corp.
4.25% due 03/01/22	1,280,000	1,307,579
NVR, Inc.
3.95% due 09/15/22	1,102,000	1,153,188
Cintas Corporation No. 2
2.90% due 04/01/22	1,097,000	1,109,930
Macy’s Retail Holdings, Inc.
3.88% due 01/15/22	1,010,000	1,005,510
Starbucks Corp.
2.70% due 06/15/22	935,000	944,188
AutoZone, Inc.
3.70% due 04/15/22	761,000	787,984
Total Consumer, Cyclical		42,263,815

Basic Materials – 2.3%
Dow Chemical Co.
3.00% due 11/15/22	2,151,000	2,166,895
Sherwin-Williams Co.
2.75% due 06/01/22	2,044,000	2,033,667
Newmont Mining Corp.
3.50% due 03/15/22	1,943,000	1,984,650
Praxair, Inc.
2.45% due 02/15/22	1,197,000	1,198,263
2.20% due 08/15/22	740,000	731,152
International Paper Co.
4.75% due 02/15/22	1,408,000	1,518,716
Eastman Chemical Co.
3.60% due 08/15/22	1,219,000	1,259,081
Nucor Corp.
4.13% due 09/15/22	1,173,000	1,237,758
Agrium, Inc.
3.15% due 10/01/22	1,048,000	1,063,741
Celanese US Holdings LLC
4.63% due 11/15/22	790,000	844,135
Syngenta Finance N.V.
3.13% due 03/28/22	595,000	578,177
Total Basic Materials		14,616,235

Utilities – 2.0%
Exelon Generation Company LLC
4.25% due 06/15/22	1,070,000	1,127,784
3.40% due 03/15/22	920,000	939,388
Exelon Corp.
3.50% due 06/01/22	1,943,000	1,989,585
Duke Energy Corp.
2.40% due 08/15/22	1,005,000	991,503
3.05% due 08/15/22	853,000	866,054
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,462,000	1,737,109
Entergy Corp.
4.00% due 07/15/22	1,043,000	1,092,270

See notes to financial statements.
112 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Utilities – 2.0% (continued)
Alabama Power Co.
2.45% due 03/30/22	$1,002,000	$998,313
CenterPoint Energy, Inc.
2.50% due 09/01/22	1,006,000	994,750
FirstEnergy Corp.
2.85% due 07/15/22	910,000	904,808
Sempra Energy
2.88% due 10/01/22	837,000	839,382
Duke Energy Progress, Inc.
2.80% due 05/15/22	655,000	663,239
Total Utilities		13,144,185
Total Corporate Bonds
(Cost $637,410,495)		638,077,324
Total Investments – 98.9%
(Cost $637,410,495)		$638,077,324
Other Assets & Liabilities, net – 1.1%		6,864,908
Total Net Assets – 100.0%		$644,942,232

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	84.2%
United Kingdom	6.1%
Netherlands	2.6%
Japan	2.4%
Canada	2.2%
Switzerland	0.7%
Ireland	0.6%
Other	1.2%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$638,077,324	$—	$638,077,324
Total Assets	$—	$638,077,324	$—	$638,077,324

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 113

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8%
Financial – 30.5%
JPMorgan Chase & Co.
3.20% due 01/25/23	$2,925,000	$2,978,934
3.38% due 05/01/23	2,354,000	2,397,387
2.70% due 05/18/23	2,247,000	2,232,161
2.97% due 01/15/23	1,496,000	1,505,404
Wells Fargo & Co.
3.07% due 01/24/23	3,936,000	3,971,113
3.45% due 02/13/23	2,548,000	2,600,473
4.13% due 08/15/23	1,817,000	1,913,712
Bank of America Corp.
3.30% due 01/11/23	4,692,000	4,793,219
4.10% due 07/24/23	2,457,000	2,607,174
Royal Bank of Scotland Group plc
3.88% due 09/12/23	3,100,000	3,156,585
6.00% due 12/19/23	2,460,000	2,724,574
6.10% due 06/10/23	991,000	1,094,952
Morgan Stanley
3.75% due 02/25/23	2,669,000	2,765,237
4.10% due 05/22/23	2,143,000	2,237,076
Berkshire Hathaway, Inc.
2.75% due 03/15/23	2,213,000	2,228,831
3.00% due 02/11/23	707,000	720,967
HSBC Holdings plc
3.60% due 05/25/23	2,500,000	2,580,325
State Street Corp.
3.70% due 11/20/23	1,384,000	1,461,844
3.10% due 05/15/23	1,073,000	1,086,250
Goldman Sachs Group, Inc.
3.63% due 01/22/23	2,455,000	2,529,391
Citigroup, Inc.
3.50% due 05/15/23	1,167,000	1,188,256
3.88% due 10/25/23	899,000	937,570
3.38% due 03/01/23	219,000	222,061
Crown Castle International Corp.
5.25% due 01/15/23	1,995,000	2,192,273
Cooperatieve Rabobank UA
4.63% due 12/01/23	2,000,000	2,154,238
Barclays plc
3.68% due 01/10/23	1,900,000	1,930,430
Capital One Bank USA North America
3.38% due 02/15/23	1,700,000	1,720,557
Santander UK Group Holdings plc
3.57% due 01/10/23	1,600,000	1,626,350
PNC Bank North America
3.80% due 07/25/23	900,000	942,933
2.95% due 01/30/23	662,000	667,615
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	800,000	841,083
3.00% due 01/18/23	485,000	487,055
Bank of New York Mellon Corp.
2.20% due 08/16/23	1,293,000	1,252,966
MetLife, Inc.
4.37% due 09/15/23	1,157,000	1,249,708
Realty Income Corp.
4.65% due 08/01/23	1,073,000	1,160,198
Air Lease Corp.
3.00% due 09/15/23	1,143,000	1,137,545
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	1,081,000	1,118,001
Hospitality Properties Trust
4.50% due 06/15/23	1,014,000	1,064,984
Discover Bank
4.20% due 08/08/23	1,000,000	1,054,725
Aflac, Inc.
3.63% due 06/15/23	1,009,000	1,051,336
Capital One Financial Corp.
3.50% due 06/15/23	1,021,000	1,040,412
Boston Properties, LP
3.85% due 02/01/23	994,000	1,040,028
3.13% due 09/01/23	663,000	669,975
Welltower, Inc.
3.75% due 03/15/23	1,002,000	1,037,473
Ameriprise Financial, Inc.
4.00% due 10/15/23	963,000	1,022,032
American Tower Corp.
3.50% due 01/31/23	983,000	1,007,026
Prologis, LP
4.25% due 08/15/23	888,000	955,322
Ares Capital Corp.
3.50% due 02/10/23	833,000	821,052
Omega Healthcare Investors, Inc.
4.38% due 08/01/23	731,000	744,114
HCP, Inc.
4.25% due 11/15/23	663,000	696,930
Jefferies Group LLC
5.13% due 01/20/23	641,000	695,341
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	600,000	595,808
Brixmor Operating Partnership, LP
3.25% due 09/15/23	571,000	560,257
Loews Corp.
2.63% due 05/15/23	517,000	512,779
Allstate Corp.
3.15% due 06/15/23	497,000	505,385
Mitsubishi UFJ Financial Group, Inc.
2.53% due 09/13/23	500,000	489,117
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	473,000	488,682
ERP Operating, LP
3.00% due 04/15/23	473,000	478,815

See notes to financial statements.
114 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Financial – 30.5% (continued)
Weyerhaeuser Co.
4.63% due 09/15/23	$420,000	$453,344
Simon Property Group, LP
2.75% due 02/01/23	434,000	435,041
Total Financial		85,834,426

Consumer, Non-cyclical – 18.8%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	6,816,000	6,996,449
2.63% due 01/17/23	1,367,000	1,361,264
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	2,973,000	2,912,903
Thermo Fisher Scientific, Inc.
3.00% due 04/15/23	1,386,000	1,392,719
3.15% due 01/15/23	1,366,000	1,385,866
Abbott Laboratories
3.40% due 11/30/23	1,599,000	1,626,106
3.25% due 04/15/23	963,000	974,260
Coca-Cola Co.
3.20% due 11/01/23	1,769,000	1,832,969
2.50% due 04/01/23	659,000	658,016
Zoetis, Inc.
3.25% due 02/01/23	2,025,000	2,061,005
Merck & Co., Inc.
2.80% due 05/18/23	2,006,000	2,024,993
Philip Morris International, Inc.
2.63% due 03/06/23	773,000	766,896
3.60% due 11/15/23	613,000	636,581
2.13% due 05/10/23	473,000	456,943
Johnson & Johnson
3.38% due 12/05/23	1,063,000	1,114,804
2.05% due 03/01/23	759,000	744,037
HCA, Inc.
4.75% due 05/01/23	1,681,000	1,758,745
Diageo Capital plc
2.63% due 04/29/23	1,617,000	1,619,572
Aetna, Inc.
2.80% due 06/15/23	1,559,000	1,536,435
PepsiCo, Inc.
2.75% due 03/01/23	1,517,000	1,533,013
Howard Hughes Corp.
3.50% due 09/01/23	1,306,000	1,371,725
UnitedHealth Group, Inc.
2.88% due 03/15/23	663,000	669,258
2.75% due 02/15/23	641,000	642,647
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	1,287,000	1,302,626
Constellation Brands, Inc.
4.25% due 05/01/23	1,087,000	1,154,729
Express Scripts Holding Co.
3.00% due 07/15/23	1,155,000	1,142,580
Conagra Brands, Inc.
3.20% due 01/25/23	1,103,000	1,118,493
Procter & Gamble Co.
3.10% due 08/15/23	1,081,000	1,114,784
Pfizer, Inc.
3.00% due 06/15/23	1,085,000	1,106,121
Anthem, Inc.
3.30% due 01/15/23	1,081,000	1,097,117
AbbVie, Inc.
2.85% due 05/14/23	1,019,000	1,015,762
Amgen, Inc.
2.25% due 08/19/23	1,043,000	1,010,467
Gilead Sciences, Inc.
2.50% due 09/01/23	943,000	930,147
Kroger Co.
3.85% due 08/01/23	703,000	728,655
Bristol-Myers Squibb Co.
3.25% due 11/01/23	663,000	683,374
Celgene Corp.
4.00% due 08/15/23	601,000	630,925
Reynolds American, Inc.
4.85% due 09/15/23	565,000	615,018
Kellogg Co.
2.65% due 12/01/23	543,000	538,601
Cardinal Health, Inc.
3.20% due 03/15/23	508,000	510,348
Medtronic, Inc.
2.75% due 04/01/23	473,000	473,934
Total System Services, Inc.
3.75% due 06/01/23	458,000	470,896
Colgate-Palmolive Co.
1.95% due 02/01/23	473,000	460,606
Mylan, Inc.
4.20% due 11/29/23	418,000	431,940
Dr Pepper Snapple Group, Inc.
3.13% due 12/15/23	329,000	333,323
Total Consumer, Non-cyclical		52,947,652

Energy – 12.5%
BP Capital Markets plc
2.75% due 05/10/23	1,964,000	1,967,596
3.22% due 11/28/23	1,390,000	1,423,795
3.99% due 09/26/23	732,000	777,222
Chevron Corp.
3.19% due 06/24/23	2,455,000	2,522,568
2.57% due 05/16/23	865,000	862,795
Shell International Finance BV
3.40% due 08/12/23	1,263,000	1,312,095
2.25% due 01/06/23	1,155,000	1,134,401
Enterprise Products Operating LLC
3.35% due 03/15/23	2,014,000	2,055,461

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 115

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Energy – 12.5% (continued)
Schlumberger Investment S.A.
3.65% due 12/01/23	$1,771,000	$1,860,147
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	1,500,000	1,652,290
Occidental Petroleum Corp.
2.70% due 02/15/23	1,458,000	1,461,549
EOG Resources, Inc.
2.63% due 03/15/23	1,397,000	1,379,625
Exxon Mobil Corp.
2.73% due 03/01/23	1,353,000	1,364,568
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	704,000	707,116
3.50% due 09/01/23	621,000	624,340
Halliburton Co.
3.50% due 08/01/23	1,214,000	1,252,273
MPLX, LP
4.50% due 07/15/23	1,090,000	1,154,904
Total Capital Canada Ltd.
2.75% due 07/15/23	1,132,000	1,143,188
Total Capital International S.A.
2.70% due 01/25/23	1,089,000	1,095,074
Kinder Morgan, Inc.
3.15% due 01/15/23	1,042,000	1,036,482
Canadian Natural Resources Ltd.
2.95% due 01/15/23	1,040,000	1,035,256
Enbridge, Inc.
4.00% due 10/01/23	975,000	1,013,657
Energy Transfer, LP
3.60% due 02/01/23	942,000	944,539
TransCanada PipeLines Ltd.
3.75% due 10/16/23	663,000	696,530
Buckeye Partners, LP
4.15% due 07/01/23	621,000	637,642
ONEOK, Inc.
7.50% due 09/01/23	521,000	623,184
Plains All American Pipeline, LP / PAA Finance Corp.
3.85% due 10/15/23	613,000	611,676
Nabors Industries, Inc.
5.50% due 01/15/23[1]	627,000	609,758
Spectra Energy Capital LLC
3.30% due 03/15/23	601,000	601,743
Apache Corp.
2.63% due 01/15/23	601,000	585,997
Energy Transfer Limited Partnership /
Regency Energy Finance Corp.
4.50% due 11/01/23	546,000	567,146
Williams Partners, LP
4.50% due 11/15/23	497,000	524,771
Total Energy		35,239,388

Communications – 9.8%
Verizon Communications, Inc.
5.15% due 09/15/23	6,870,000	7,608,948
AT&T, Inc.
3.60% due 02/17/23	3,754,000	3,843,973
Vodafone Group plc
2.95% due 02/19/23	1,856,000	1,861,288
Comcast Corp.
2.75% due 03/01/23	1,174,000	1,177,110
2.85% due 01/15/23	663,000	669,737
Time Warner Entertainment Co., LP
8.38% due 03/15/23	1,306,000	1,581,466
Cisco Systems, Inc.
2.20% due 09/20/23	903,000	882,284
2.60% due 02/28/23	638,000	639,872
Viacom, Inc.
4.25% due 09/01/23	1,471,000	1,489,193
NBCUniversal Media LLC
2.88% due 01/15/23	1,453,000	1,465,241
Rogers Communications, Inc.
4.10% due 10/01/23	804,000	848,547
3.00% due 03/15/23	434,000	433,087
eBay, Inc.
2.75% due 01/30/23	928,000	919,916
Telefonica Emisiones SAU
4.57% due 04/27/23	750,000	809,425
Motorola Solutions, Inc.
3.50% due 03/01/23	711,000	716,988
Thomson Reuters Corp.
4.30% due 11/23/23	619,000	655,248
Priceline Group, Inc.
2.75% due 03/15/23	627,000	620,605
Time Warner, Inc.
4.05% due 12/15/23	585,000	613,942
Interpublic Group of Cos., Inc.
3.75% due 02/15/23	497,000	513,050
Historic TW, Inc.
9.15% due 02/01/23	212,000	273,451
Total Communications		27,623,371

Technology – 8.6%
Apple, Inc.
2.40% due 05/03/23	6,290,000	6,226,954
2.85% due 02/23/23	2,443,000	2,477,247
Microsoft Corp.
3.63% due 12/15/23	1,761,000	1,859,812
2.00% due 08/08/23	1,751,000	1,690,718
2.38% due 05/01/23	1,081,000	1,072,148
Oracle Corp.
2.40% due 09/15/23	2,705,000	2,666,299
3.63% due 07/15/23	1,169,000	1,228,559
QUALCOMM, Inc.
2.60% due 01/30/23	1,951,000	1,893,008

See notes to financial statements.
116 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Technology – 8.6% (continued)
International Business Machines Corp.
3.38% due 08/01/23	$1,800,000	$1,860,530
Seagate HDD Cayman
4.75% due 06/01/23	927,000	940,326
Fidelity National Information Services, Inc.
3.50% due 04/15/23	759,000	776,831
Analog Devices, Inc.
3.13% due 12/05/23	434,000	436,998
2.88% due 06/01/23	278,000	277,224
Maxim Integrated Products, Inc.
3.38% due 03/15/23	543,000	549,832
Texas Instruments, Inc.
2.25% due 05/01/23	294,000	288,795
Total Technology		24,245,281

Consumer, Cyclical – 7.5%
General Motors Financial Co., Inc.
3.70% due 05/09/23	1,353,000	1,380,341
4.25% due 05/15/23	1,044,000	1,092,281
Wal-Mart Stores, Inc.
2.55% due 04/11/23	2,169,000	2,174,026
Newell Brands, Inc.
3.85% due 04/01/23	1,861,000	1,931,246
General Motors Co.
4.88% due 10/02/23	1,720,000	1,859,885
CVS Health Corp.
4.00% due 12/05/23	1,337,000	1,394,146
Ford Motor Credit Co. LLC
4.38% due 08/06/23	1,200,000	1,264,900
Toyota Motor Credit Corp.
2.63% due 01/10/23[1]	683,000	683,855
2.25% due 10/18/23	543,000	530,977
Home Depot, Inc.
2.70% due 04/01/23	1,169,000	1,179,618
Ford Motor Credit Company LLC
3.10% due 05/04/23	1,100,000	1,092,320
Starbucks Corp.
3.85% due 10/01/23	987,000	1,050,342
QVC, Inc.
4.38% due 03/15/23	1,019,000	1,049,522
Dollar General Corp.
3.25% due 04/15/23	920,000	932,645
Macy’s Retail Holdings, Inc.
2.88% due 02/15/23	965,000	887,533
Mohawk Industries, Inc.
3.85% due 02/01/23	689,000	714,665
Lowe’s Cos., Inc.
3.88% due 09/15/23	613,000	650,863
TJX Cos., Inc.
2.50% due 05/15/23	601,000	597,806
NIKE, Inc.
2.25% due 05/01/23	497,000	494,772
AutoZone, Inc.
3.13% due 07/15/23	238,000	238,753
Total Consumer, Cyclical		21,200,496

Industrial – 5.4%
General Electric Co.
3.10% due 01/09/23	1,670,000	1,695,110
John Deere Capital Corp.
2.80% due 03/06/23	992,000	1,000,198
2.80% due 01/27/23	687,000	693,509
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	1,260,000	1,284,036
Precision Castparts Corp.
2.50% due 01/15/23	1,063,000	1,056,058
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	965,000	1,030,465
Northrop Grumman Corp.
3.25% due 08/01/23	999,000	1,021,890
Lockheed Martin Corp.
3.10% due 01/15/23	954,000	970,877
Packaging Corp. of America
4.50% due 11/01/23	776,000	838,469
CSX Corp.
3.70% due 11/01/23	724,000	751,646
Caterpillar Financial Services Corp.
3.75% due 11/24/23	663,000	700,266
CNH Industrial N.V.
4.50% due 08/15/23	627,000	660,701
General Dynamics Corp.
1.88% due 08/15/23	676,000	650,239
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	565,000	599,436
Emerson Electric Co.
2.63% due 02/15/23	531,000	529,990
Norfolk Southern Corp.
2.90% due 02/15/23	525,000	528,837
Republic Services, Inc.
4.75% due 05/15/23	341,000	371,462
Agilent Technologies, Inc.
3.88% due 07/15/23	278,000	289,370
Waste Management, Inc.
2.40% due 05/15/23	239,000	234,056
Cummins, Inc.
3.65% due 10/01/23	185,000	193,946
Total Industrial		15,100,561

Utilities – 3.1%
Southern Co.
2.95% due 07/01/23	1,553,000	1,556,355
FirstEnergy Corp.
4.25% due 03/15/23	1,461,000	1,533,633
Sempra Energy
4.05% due 12/01/23	875,000	918,777

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 117

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.8% (continued)
Utilities – 3.1% (continued)
PPL Capital Funding, Inc.
3.40% due 06/01/23	$875,000	$895,544
Florida Power & Light Co.
2.75% due 06/01/23	734,000	739,024
Virginia Electric & Power Co.
2.75% due 03/15/23	626,000	625,545
Public Service Electric & Gas Co.
2.38% due 05/15/23	603,000	593,946
National Fuel Gas Co.
3.75% due 03/01/23	568,000	578,024
Southern California Edison Co.
3.50% due 10/01/23	473,000	491,894
Black Hills Corp.
4.25% due 11/30/23	375,000	395,699
Duke Energy Carolinas LLC
2.50% due 03/15/23	329,000	327,786
Delmarva Power & Light Co.
3.50% due 11/15/23	187,000	193,526
Total Utilities		8,849,753

Basic Materials – 2.3%
Goldcorp, Inc.
3.70% due 03/15/23	1,345,000	1,385,681
El du Pont de Nemours & Co.
2.80% due 02/15/23	1,287,000	1,292,373
Mosaic Co.
4.25% due 11/15/23	1,027,000	1,063,264
LYB International Finance BV
4.00% due 07/15/23	865,000	903,737
Nucor Corp.
4.00% due 08/01/23	663,000	697,277
Agrium, Inc.
3.50% due 06/01/23	663,000	680,489
Praxair, Inc.
2.70% due 02/21/23	375,000	377,045
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	185,000	195,493
Total Basic Materials		6,595,359

Diversified – 0.3%
Leucadia National Corp.
5.50% due 10/18/23	730,000	780,516
Total Corporate Bonds
(Cost $277,433,631)		278,416,803
SECURITIES LENDING COLLATERAL††,2 – 0.2%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	250,000	250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	250,000	250,000
J.P. Morgan Securities LLC
issued 11/30/17 at 1.04%
due 12/01/17	37,252	37,252
Total Securities Lending Collateral
(Cost $537,252)		537,252
Total Investments – 99.0%
(Cost $277,970,883)		$278,954,055
Other Assets & Liabilities, net – 1.0%		2,683,327
Total Net Assets – 100.0%		$281,637,382

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	84.1%
United Kingdom	7.5%
Canada	2.8%
Netherlands	2.2%
Ireland	1.0%
Luxembourg	0.7%
Japan	0.7%
Other	1.0%
Total Long-Term Investments	100.0%

See notes to financial statements.
118 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$278,416,803	$—	$278,416,803
Securities Lending Collateral	—	537,252	—	537,252
Total Assets	$—	$278,954,055	$—	$278,954,055

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 119

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 36.0%
Bank of America Corp.
4.13% due 01/22/24	$2,665,000	$2,832,250
4.00% due 04/01/24	2,561,000	2,705,964
4.20% due 08/26/24	2,569,000	2,700,523
JPMorgan Chase & Co.
3.88% due 09/10/24	2,299,000	2,396,971
3.88% due 02/01/24	1,951,000	2,058,448
3.63% due 05/13/24	1,975,000	2,048,513
Morgan Stanley
3.70% due 10/23/24	2,736,000	2,827,248
3.88% due 04/29/24	2,654,000	2,775,286
Goldman Sachs Group, Inc.
4.00% due 03/03/24	2,727,000	2,861,789
3.85% due 07/08/24	2,305,000	2,393,048
Credit Suisse AG NY
3.63% due 09/09/24	2,950,000	3,050,862
Wells Fargo & Co.
3.30% due 09/09/24	1,903,000	1,931,331
4.48% due 01/16/24	589,000	632,771
Royal Bank of Scotland Group plc
5.13% due 05/28/24	2,400,000	2,552,675
HSBC Holdings plc
4.25% due 03/14/24	1,950,000	2,030,993
Bank of New York Mellon Corp.
3.40% due 05/15/24	724,000	749,446
3.65% due 02/04/24	508,000	532,997
3.25% due 09/11/24	450,000	458,054
Simon Property Group, LP
3.38% due 10/01/24	787,000	804,378
3.75% due 02/01/24	762,000	794,594
Deutsche Bank AG
3.70% due 05/30/24	1,546,000	1,559,975
BPCE S.A.
4.00% due 04/15/24	1,350,000	1,429,650
Barclays plc
4.38% due 09/11/24	1,400,000	1,427,056
American Tower Corp.
5.00% due 02/15/24	1,099,000	1,204,160
Citigroup, Inc.
4.00% due 08/05/24	726,000	753,770
3.75% due 06/16/24	422,000	438,441
Synchrony Financial
4.25% due 08/15/24	1,121,000	1,168,841
State Street Corp.
3.30% due 12/16/24	1,037,000	1,071,354
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	526,574
3.40% due 07/11/24	500,000	513,331
Santander UK plc
4.00% due 03/13/24	979,000	1,032,516
American International Group, Inc.
4.13% due 02/15/24	953,000	1,006,885
Mastercard, Inc.
3.38% due 04/01/24	953,000	991,183
BlackRock, Inc.
3.50% due 03/18/24	951,000	991,082
American Express Co.
3.63% due 12/05/24	925,000	950,840
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	932,802
MetLife, Inc.
3.60% due 04/10/24	837,000	873,088
Lloyds Banking Group plc
4.50% due 11/04/24	800,000	840,267
US Bancorp
3.60% due 09/11/24	784,000	812,725
Crown Castle International Corp.
3.20% due 09/01/24	818,000	807,500
HCP, Inc.
3.88% due 08/15/24	727,000	745,768
BNP Paribas S.A.
4.25% due 10/15/24	700,000	733,548
Aflac, Inc.
3.63% due 11/15/24	701,000	733,208
Prudential Financial, Inc.
3.50% due 05/15/24	702,000	730,088
Boston Properties, LP
3.80% due 02/01/24	699,000	725,960
Washington Prime Group, LP
5.95% due 08/15/24	722,000	722,425
U.S. Bancorp
3.70% due 01/30/24	682,000	717,114
Discover Financial Services
3.95% due 11/06/24	698,000	716,371
Chubb INA Holdings, Inc.
3.35% due 05/15/24	683,000	702,226
Air Lease Corp.
4.25% due 09/15/24	658,000	692,820
Fifth Third Bancorp
4.30% due 01/16/24	652,000	692,112
PNC Financial Services Group, Inc.
3.90% due 04/29/24	659,000	691,624
Brookfield Finance LLC
4.00% due 04/01/24	644,000	666,171
Aon plc
3.50% due 06/14/24	649,000	665,920
Willis North America, Inc.
3.60% due 05/15/24	646,000	658,533
HSBC USA, Inc.
3.50% due 06/23/24	600,000	616,161
Capital One Financial Corp.
3.75% due 04/24/24	591,000	608,664

See notes to financial statements.
120 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Financial – 36.0% (continued)
Nasdaq, Inc.
4.25% due 06/01/24	$548,000	$579,504
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	558,000	576,569
Invesco Finance plc
4.00% due 01/30/24	508,000	537,743
Ameriprise Financial, Inc.
3.70% due 10/15/24	508,000	527,950
CNA Financial Corp.
3.95% due 05/15/24	500,000	519,273
Barclays Bank plc
3.75% due 05/15/24	500,000	517,307
PNC Bank North America
3.30% due 10/30/24	500,000	512,254
Brown & Brown, Inc.
4.20% due 09/15/24	476,000	500,112
Brixmor Operating Partnership, LP
3.65% due 06/15/24	500,000	496,419
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	447,000	485,774
WP Carey, Inc.
4.60% due 04/01/24	447,000	467,566
VEREIT Operating Partnership, LP
4.60% due 02/06/24	226,000	236,912
Stifel Financial Corp.
4.25% due 07/18/24	226,000	232,246
Total Financial		76,478,523

Consumer, Non-cyclical – 15.3%
Becton Dickinson and Co.
3.36% due 06/06/24	1,714,000	1,715,597
3.73% due 12/15/24	1,511,000	1,540,127
Novartis Capital Corp.
3.40% due 05/06/24	2,267,000	2,358,531
Gilead Sciences, Inc.
3.70% due 04/01/24	1,847,000	1,935,673
HCA, Inc.
5.00% due 03/15/24	1,743,000	1,834,507
Altria Group, Inc.
4.00% due 01/31/24	1,539,000	1,640,214
Allergan Funding SCS
3.85% due 06/15/24	1,469,000	1,504,534
Amgen, Inc.
3.63% due 05/22/24	1,337,000	1,389,867
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	1,229,000	1,282,837
McKesson Corp.
3.80% due 03/15/24	1,104,000	1,139,772
PepsiCo, Inc.
3.60% due 03/01/24	1,043,000	1,096,083
Tyson Foods, Inc.
3.95% due 08/15/24	921,000	968,635
Anthem, Inc.
3.50% due 08/15/24	909,000	923,588
Express Scripts Holding Co.
3.50% due 06/15/24	913,000	919,400
Pfizer, Inc.
3.40% due 05/15/24	871,000	906,307
Philip Morris International, Inc.
3.25% due 11/10/24	871,000	887,063
Celgene Corp.
3.63% due 05/15/24	837,000	857,976
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	809,000	856,745
Cardinal Health, Inc.
3.08% due 06/15/24	826,000	813,546
AmerisourceBergen Corp.
3.40% due 05/15/24	762,000	773,091
Medtronic, Inc.
3.63% due 03/15/24	697,000	729,533
Aetna, Inc.
3.50% due 11/15/24	628,000	638,868
McCormick & Company, Inc.
3.15% due 08/15/24	620,000	623,325
Humana, Inc.
3.85% due 10/01/24	558,000	578,180
Stryker Corp.
3.38% due 05/15/24	558,000	574,191
Mondelez International, Inc.
4.00% due 02/01/24	536,000	569,376
Wyeth LLC
6.45% due 02/01/24	422,000	511,065
General Mills, Inc.
3.65% due 02/15/24	484,000	508,690
Kroger Co.
4.00% due 02/01/24	484,000	501,203
Moody’s Corp.
4.88% due 02/15/24	385,000	423,340
Clorox Co.
3.50% due 12/15/24	395,000	407,969
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	407,918
Colgate-Palmolive Co.
3.25% due 03/15/24	395,000	407,652
Unilever Capital Corp.
2.60% due 05/05/24	400,000	395,474
Total Consumer, Non-cyclical		32,620,877

Energy – 13.7%
BP Capital Markets plc
3.81% due 02/10/24	1,117,000	1,176,870
3.22% due 04/14/24	1,070,000	1,090,726
3.54% due 11/04/24	650,000	673,470

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 121

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Energy – 13.7% (continued)
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	$2,100,000	$2,331,292
Total Capital International S.A.
3.75% due 04/10/24	1,121,000	1,185,271
3.70% due 01/15/24	870,000	919,251
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	677,000	702,642
4.30% due 05/01/24	673,000	699,490
4.25% due 09/01/24	590,000	613,766
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,800,000	1,907,806
ConocoPhillips Co.
3.35% due 11/15/24	1,175,000	1,204,306
MPLX, LP
4.88% due 12/01/24	1,118,000	1,202,445
Williams Partners, LP
4.30% due 03/04/24	1,016,000	1,066,289
Spectra Energy Partners, LP
4.75% due 03/15/24	954,000	1,036,439
Statoil ASA
3.70% due 03/01/24	984,000	1,034,441
Kerr-McGee Corp.
6.95% due 07/01/24	792,000	936,304
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	953,000	923,874
Exxon Mobil Corp.
3.18% due 03/15/24	870,000	896,422
Noble Energy, Inc.
3.90% due 11/15/24	849,000	869,825
Chevron Corp.
2.90% due 03/03/24	750,000	756,811
Enterprise Products Operating LLC
3.90% due 02/15/24	699,000	727,140
Cimarex Energy Co.
4.38% due 06/01/24	652,000	691,592
Enable Midstream Partners, LP
3.90% due 05/15/24	670,000	673,321
Husky Energy, Inc.
4.00% due 04/15/24	617,000	642,742
Suncor Energy, Inc.
3.60% due 12/01/24	614,000	631,991
Murphy Oil Corp.
6.88% due 08/15/24	558,000	601,943
Boardwalk Pipelines, LP
4.95% due 12/15/24	558,000	594,018
Marathon Petroleum Corp.
3.63% due 09/15/24	509,000	517,976
Anadarko Petroleum Corp.
3.45% due 07/15/24	507,000	502,774
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	428,000	439,525
Canadian Natural Resources Ltd.
3.80% due 04/15/24	425,000	438,051
Enbridge, Inc.
3.50% due 06/10/24	425,000	431,419
Oceaneering International, Inc.
4.65% due 11/15/24	428,000	414,573
EnLink Midstream Partners, LP
4.40% due 04/01/24	334,000	344,371
Equities Midstream Partners, LP
4.00% due 08/01/24	202,000	203,565
Total Energy		29,082,741

Communications – 9.3%
Verizon Communications, Inc.
3.50% due 11/01/24	2,568,000	2,604,749
4.15% due 03/15/24	1,116,000	1,171,730
AT&T, Inc.
4.45% due 04/01/24	1,213,000	1,281,534
3.90% due 03/11/24	859,000	881,752
3.80% due 03/01/24	750,000	766,886
Comcast Corp.
3.00% due 02/01/24	1,450,000	1,462,439
3.60% due 03/01/24	1,401,000	1,459,833
Amazon.com, Inc.
3.80% due 12/05/24	1,441,000	1,517,516
Cisco Systems, Inc.
3.63% due 03/04/24	929,000	980,714
Alphabet, Inc.
3.38% due 02/25/24	825,000	862,400
Motorola Solutions, Inc.
4.00% due 09/01/24	813,000	829,261
WPP Finance 2010
3.75% due 09/19/24	734,000	749,732
Time Warner, Inc.
3.55% due 06/01/24	713,000	725,632
eBay, Inc.
3.45% due 08/01/24	625,000	635,759
CBS Corp.
3.70% due 08/15/24	617,000	635,658
21st Century Fox America, Inc.
3.70% due 09/15/24	569,000	587,615
Omnicom Group, Inc.
3.65% due 11/01/24	559,000	571,639
Expedia, Inc.
4.50% due 08/15/24	479,000	502,978
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	428,000	449,137
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	428,000	435,043

See notes to financial statements.
122 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Communications – 9.3% (continued)
Viacom, Inc.
3.88% due 04/01/24	$395,000	$392,193
Juniper Networks, Inc.
4.50% due 03/15/24	226,000	236,739
Total Communications		19,740,939

Technology – 8.4%
Apple, Inc.
3.45% due 05/06/24	2,320,000	2,412,527
3.00% due 02/09/24	1,498,000	1,521,138
2.85% due 05/11/24	1,498,000	1,503,879
Microsoft Corp.
2.88% due 02/06/24	2,426,000	2,454,769
International Business Machines Corp.
3.63% due 02/12/24	2,200,000	2,304,743
Oracle Corp.
3.40% due 07/08/24	1,763,000	1,821,539
QUALCOMM, Inc.
2.90% due 05/20/24	1,604,000	1,552,551
KLA-Tencor Corp.
4.65% due 11/01/24	1,183,000	1,281,944
Intel Corp.
2.88% due 05/11/24	1,070,000	1,078,424
Xilinx, Inc.
2.95% due 06/01/24	644,000	640,608
DXC Technology Co.
4.25% due 04/15/24	518,000	541,379
Fidelity National Information Services, Inc.
3.88% due 06/05/24	485,000	502,814
Pitney Bowes, Inc.
4.63% due 03/15/24[1]	325,000	293,719
Total Technology		17,910,034

Consumer, Cyclical – 6.5%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,743,000	1,784,210
Ford Motor Credit Company LLC
3.66% due 09/08/24	900,000	906,936
3.81% due 01/09/24	700,000	715,457
Wal-Mart Stores, Inc.
3.30% due 04/22/24	1,319,000	1,375,323
Target Corp.
3.50% due 07/01/24	1,217,000	1,262,125
General Motors Financial Company, Inc.
3.95% due 04/13/24	1,176,000	1,206,702
Home Depot, Inc.
3.75% due 02/15/24	1,123,000	1,183,501
QVC, Inc.
4.85% due 04/01/24	827,000	867,615
Costco Wholesale Corp.
2.75% due 05/18/24	858,000	858,114
Delphi Corp.
4.15% due 03/15/24	725,000	767,528
American Honda Finance Corp.
2.90% due 02/16/24	536,000	539,104
CVS Health Corp.
3.38% due 08/12/24	533,000	535,938
Macy’s Retail Holdings, Inc.
3.63% due 06/01/24[1]	507,000	467,767
Magna International, Inc.
3.63% due 06/15/24	445,000	459,476
McDonald’s Corp.
3.25% due 06/10/24	392,000	402,759
Newell Brands, Inc.
4.00% due 12/01/24	297,000	304,741
Johnson Controls, Inc.
3.63% due 07/02/24	226,000	234,719
Total Consumer, Cyclical		13,872,015

Industrial – 5.4%
Arconic, Inc.
5.13% due 10/01/24	1,347,000	1,440,448
Burlington Northern Santa Fe LLC
3.40% due 09/01/24	652,000	676,808
3.75% due 04/01/24	485,000	511,900
General Electric Co.
3.38% due 03/11/24	617,000	635,440
3.45% due 05/15/24	504,000	521,977
Caterpillar, Inc.
3.40% due 05/15/24	1,005,000	1,045,546
Rockwell Collins, Inc.
3.20% due 03/15/24	962,000	971,850
CSX Corp.
3.40% due 08/01/24	795,000	817,315
FedEx Corp.
4.00% due 01/15/24	713,000	759,881
Parker-Hannifin Corp.
3.30% due 11/21/24	702,000	722,436
Keysight Technologies, Inc.
4.55% due 10/30/24	670,000	710,445
Illinois Tool Works, Inc.
3.50% due 03/01/24	618,000	645,754
United Technologies Corp.
2.80% due 05/04/24	644,000	639,603
Fluor Corp.
3.50% due 12/15/24	446,000	456,118
Ingram Micro, Inc.
5.45% due 12/15/24	395,000	401,191
John Deere Capital Corp.
3.35% due 06/12/24	226,000	233,337
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	202,000	208,855
Total Industrial		11,398,904

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 123

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Basic Materials – 2.5%
Dow Chemical Co.
3.50% due 10/01/24	$1,017,000	$1,048,287
LyondellBasell Industries N.V.
5.75% due 04/15/24	850,000	964,774
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	849,000	869,266
Monsanto Co.
3.38% due 07/15/24	761,000	771,974
International Paper Co.
3.65% due 06/15/24	697,000	723,109
Sherwin-Williams Co.
3.13% due 06/01/24	518,000	520,459
Georgia-Pacific LLC
8.00% due 01/15/24	273,000	347,802
Total Basic Materials		5,245,671

Utilities – 1.5%
Duke Energy Corp.
3.75% due 04/15/24	837,000	874,102
Sempra Energy
3.55% due 06/15/24	557,000	571,762
Dominion Energy, Inc.
3.63% due 12/01/24	540,000	557,732
Florida Power & Light Co.
3.25% due 06/01/24	469,000	482,505
Southern California Gas Co.
3.15% due 09/15/24	395,000	403,856
MidAmerican Energy Co.
3.50% due 10/15/24	334,000	349,751
Total Utilities		3,239,708
Total Corporate Bonds
(Cost $207,543,812)		209,589,412
SECURITIES LENDING COLLATERAL††,2 – 0.3%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04% due 12/01/17	250,000	250,000
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.03% due 12/01/17	86,893	86,893
Total Securities Lending Collateral
(Cost $586,893)		586,893
Total Investments – 98.9%
(Cost $208,130,705)		$210,176,305
Other Assets & Liabilities, net – 1.1%		2,299,517
Total Net Assets – 100.0%		$212,475,822

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	83.9%
United Kingdom	6.3%
Canada	2.7%
France	2.0%
Switzerland	1.5%
Luxembourg	0.8%
Germany	0.7%
Other	2.1%
Total Long-Term Investments	100.0%

See notes to financial statements.
124 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$209,589,412	$—	$209,589,412
Securities Lending Collateral	—	586,893	—	586,893
Total Assets	$—	$210,176,305	$—	$210,176,305

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 125

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4%
Financial – 32.8%
Bank of America Corp.
3.88% due 08/01/25	$1,335,000	$1,400,949
3.95% due 04/21/25	940,000	967,869
4.00% due 01/22/25	731,000	754,971
Goldman Sachs Group, Inc.
3.50% due 01/23/25	1,194,000	1,209,540
4.25% due 10/21/25	718,000	751,210
3.75% due 05/22/25	627,000	643,786
Citigroup, Inc.
4.40% due 06/10/25	940,000	988,358
5.50% due 09/13/25	418,000	471,091
3.30% due 04/27/25	418,000	421,127
3.88% due 03/26/25	313,000	319,489
Wells Fargo & Co.
3.55% due 09/29/25	1,027,000	1,053,309
3.00% due 02/19/25	940,000	933,252
Morgan Stanley
4.00% due 07/23/25	1,131,000	1,183,964
5.00% due 11/24/25	731,000	800,115
JPMorgan Chase & Co.
3.13% due 01/23/25	1,198,000	1,201,711
3.90% due 07/15/25	522,000	547,828
Visa, Inc.
3.15% due 12/14/25	1,448,000	1,477,718
Capital One Financial Corp.
4.20% due 10/29/25	418,000	428,512
3.20% due 02/05/25	309,000	306,230
GE Capital International Funding Company Unlimited Co
3.37% due 11/15/25	700,000	711,756
Barclays plc
3.65% due 03/16/25	700,000	700,070
Lloyds Banking Group plc
4.58% due 12/10/25	600,000	631,269
Cooperatieve Rabobank UA
4.38% due 08/04/25	550,000	581,457
Synchrony Financial
4.50% due 07/23/25	509,000	530,290
Welltower, Inc.
4.00% due 06/01/25	505,000	523,118
Santander Issuances SAU
5.18% due 11/19/25	400,000	429,995
American International Group, Inc.
3.75% due 07/10/25	418,000	429,146
Northern Trust Corp.
3.95% due 10/30/25	405,000	428,846
HCP, Inc.
4.00% due 06/01/25	305,000	314,308
3.40% due 02/01/25	105,000	104,556
HSBC Holdings plc
4.25% due 08/18/25	400,000	415,979
Branch Banking & Trust Co.
3.63% due 09/16/25	400,000	412,831
Deutsche Bank AG
4.50% due 04/01/25	400,000	406,447
Santander Holdings USA, Inc.
4.50% due 07/17/25	314,000	327,600
State Street Corp.
3.55% due 08/18/25	314,000	326,133
Prologis, LP
3.75% due 11/01/25	305,000	321,192
PNC Bank North America
3.25% due 06/01/25	300,000	303,711
Aon plc
3.88% due 12/15/25	261,000	272,789
Brixmor Operating Partnership, LP
3.85% due 02/01/25	261,000	261,030
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	254,683
American Tower Corp.
4.00% due 06/01/25	209,000	215,745
AvalonBay Communities, Inc.
3.45% due 06/01/25	209,000	214,099
MetLife, Inc.
3.60% due 11/13/25	105,000	109,004
3.00% due 03/01/25	105,000	104,830
CME Group, Inc.
3.00% due 03/15/25	209,000	211,998
Bank of New York Mellon Corp.
3.00% due 02/24/25	209,000	208,694
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	209,000	207,912
DDR Corp.
3.63% due 02/01/25	209,000	203,606
TD Ameritrade Holding Corp.
3.63% due 04/01/25	157,000	163,000
Lloyds Bank plc
3.50% due 05/14/25	108,000	111,252
Citizens Financial Group, Inc.
4.30% due 12/03/25	105,000	109,549
Brookfield Asset Management, Inc.
4.00% due 01/15/25	105,000	108,095
Marsh & McLennan Companies, Inc.
3.50% due 03/10/25	105,000	107,891
Host Hotels & Resorts, LP
4.00% due 06/15/25	105,000	107,388
Simon Property Group, LP
3.50% due 09/01/25	105,000	107,208
Essex Portfolio, LP
3.50% due 04/01/25	105,000	105,982
Ventas Realty, LP
3.50% due 02/01/25	105,000	105,894
Discover Financial Services
3.75% due 03/04/25	105,000	105,871

See notes to financial statements.
126 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Financial – 32.8% (continued)
Chubb INA Holdings, Inc.
3.15% due 03/15/25	$105,000	$105,734
MUFG Americas Holdings Corp.
3.00% due 02/10/25	105,000	103,910
Total Financial		27,365,897

Consumer, Non-cyclical – 23.2%
Medtronic, Inc.
3.50% due 03/15/25	1,357,000	1,403,523
AbbVie, Inc.
3.60% due 05/14/25	1,253,000	1,282,272
Allergan Funding SCS
3.80% due 03/15/25	1,253,000	1,265,215
Merck & Company, Inc.
2.75% due 02/10/25	927,000	919,548
UnitedHealth Group, Inc.
3.75% due 07/15/25	822,000	863,185
Celgene Corp.
3.88% due 08/15/25	835,000	861,224
AstraZeneca plc
3.38% due 11/16/25	822,000	834,193
Reynolds American, Inc.
4.45% due 06/12/25	731,000	780,490
Kraft Heinz Foods Co.
3.95% due 07/15/25	731,000	753,395
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	722,000	722,294
Novartis Capital Corp.
3.00% due 11/20/25	618,000	623,113
Biogen, Inc.
4.05% due 09/15/25	522,000	551,168
Baxalta, Inc.
4.00% due 06/23/25	522,000	537,280
Gilead Sciences, Inc.
3.50% due 02/01/25	522,000	535,820
Coca-Cola Co.
2.88% due 10/27/25	522,000	523,086
PepsiCo, Inc.
2.75% due 04/30/25	405,000	400,822
3.50% due 07/17/25	105,000	108,896
Whole Foods Market, Inc.
5.20% due 12/03/25	409,000	465,969
HCA, Inc.
5.25% due 04/15/25	418,000	446,215
Sysco Corp.
3.75% due 10/01/25	405,000	421,759
Eli Lilly & Co.
2.75% due 06/01/25	418,000	418,266
Abbott Laboratories
2.95% due 03/15/25	314,000	306,524
3.88% due 09/15/25	105,000	108,686
Zoetis, Inc.
4.50% due 11/13/25	305,000	332,670
Verisk Analytics, Inc.
4.00% due 06/15/25	314,000	326,279
Automatic Data Processing, Inc.
3.38% due 09/15/25	314,000	324,589
Laboratory Corp. of America Holdings
3.60% due 02/01/25	313,000	319,455
Boston Scientific Corp.
3.85% due 05/15/25	305,000	315,593
Amgen, Inc.
3.13% due 05/01/25	314,000	314,915
Cigna Corp.
3.25% due 04/15/25	314,000	314,165
Philip Morris International, Inc.
3.38% due 08/11/25	305,000	311,114
Mead Johnson Nutrition Co.
4.13% due 11/15/25	209,000	222,410
Stryker Corp.
3.38% due 11/01/25	209,000	213,971
Cardinal Health, Inc.
3.75% due 09/15/25	209,000	213,150
JM Smucker Co.
3.50% due 03/15/25	209,000	213,142
Quest Diagnostics, Inc.
3.50% due 03/30/25	209,000	211,750
Unilever Capital Corp.
3.10% due 07/30/25	200,000	202,320
S&P Global, Inc.
4.00% due 06/15/25	105,000	110,418
Danaher Corp.
3.35% due 09/15/25	105,000	108,780
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	105,000	105,836
AmerisourceBergen Corp.
3.25% due 03/01/25	105,000	104,972
Total Consumer, Non-cyclical		19,398,472

Energy – 11.9%
Shell International Finance BV
3.25% due 05/11/25	931,000	949,682
Halliburton Co.
3.80% due 11/15/25	818,000	844,182
Sabine Pass Liquefaction LLC
5.63% due 03/01/25	700,000	771,511
MPLX, LP
4.88% due 06/01/25	509,000	545,967
4.00% due 02/15/25	209,000	212,395
Exxon Mobil Corp.
2.71% due 03/06/25	522,000	520,653
Helmerich & Payne International Drilling Co.
4.65% due 03/15/25	437,000	461,318

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 127

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Energy – 11.9% (continued)
Kinder Morgan, Inc.
4.30% due 06/01/25	$418,000	$433,031
EnLink Midstream Partners, LP
4.15% due 06/01/25	405,000	408,490
ONEOK Partners, LP
4.90% due 03/15/25	328,000	351,490
Enbridge Energy Partners, LP
5.88% due 10/15/25	300,000	340,350
BP Capital Markets plc
3.51% due 03/17/25	313,000	322,412
Enterprise Products Operating LLC
3.75% due 02/15/25	313,000	322,223
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
4.65% due 10/15/25	314,000	320,706
Marathon Oil Corp.
3.85% due 06/01/25	313,000	316,546
Energy Transfer, LP
4.05% due 03/15/25	314,000	314,835
Spectra Energy Partners, LP
3.50% due 03/15/25	314,000	314,782
Chevron Corp.
3.33% due 11/17/25	305,000	313,414
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	209,000	222,519
Williams Partners, LP
4.00% due 09/15/25	105,000	107,176
3.90% due 01/15/25	105,000	107,056
Phillips 66 Partners, LP
3.61% due 02/15/25	209,000	209,928
Western Gas Partners, LP
3.95% due 06/01/25	209,000	209,373
Concho Resources, Inc.
4.38% due 01/15/25	200,000	208,750
Murphy Oil Corp.
5.75% due 08/15/25	200,000	207,000
Devon Energy Corp.
5.85% due 12/15/25	105,000	122,011
Occidental Petroleum Corp.
3.50% due 06/15/25	105,000	108,026
ConocoPhillips Co.
3.35% due 05/15/25[1]	105,000	107,843
Valero Energy Corp.
3.65% due 03/15/25	105,000	107,691
Canadian Natural Resources Ltd.
3.90% due 02/01/25	105,000	107,607
EOG Resources, Inc.
3.15% due 04/01/25	105,000	104,370
Total Energy		9,993,337

Technology – 10.0%
Microsoft Corp.
3.13% due 11/03/25	1,044,000	1,065,485
2.70% due 02/12/25	746,000	743,462
Apple, Inc.
3.20% due 05/13/25	731,000	746,617
2.50% due 02/09/25	418,000	407,694
Hewlett Packard Enterprise Co.
4.90% due 10/15/25	940,000	980,464
Qualcomm, Inc.
3.45% due 05/20/25	822,000	818,164
Oracle Corp.
2.95% due 05/15/25	731,000	733,949
Intel Corp.
3.70% due 07/29/25	627,000	660,558
Fidelity National Information Services, Inc.
5.00% due 10/15/25	418,000	461,272
International Business Machines Corp.
7.00% due 10/30/25	305,000	391,812
Lam Research Corp.
3.80% due 03/15/25	314,000	327,271
Adobe Systems, Inc.
3.25% due 02/01/25	314,000	322,222
Analog Devices, Inc.
3.90% due 12/15/25	216,000	225,462
Applied Materials, Inc.
3.90% due 10/01/25	209,000	222,760
Fiserv, Inc.
3.85% due 06/01/25	209,000	218,168
Total Technology		8,325,360

Communications – 7.9%
AT&T, Inc.
3.40% due 05/15/25	1,670,000	1,643,436
3.95% due 01/15/25	314,000	320,219
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91% due 07/23/25	1,670,000	1,766,967
Comcast Corp.
3.38% due 08/15/25	418,000	428,146
3.38% due 02/15/25	314,000	320,300
Walt Disney Co.
3.15% due 09/17/25	418,000	426,824
Time Warner, Inc.
3.60% due 07/15/25	418,000	420,171
Priceline Group, Inc.
3.65% due 03/15/25	314,000	319,099
CBS Corp.
3.50% due 01/15/25	314,000	314,921
Rogers Communications, Inc.
3.63% due 12/15/25	305,000	312,100

See notes to financial statements.
128 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Communications – 7.9% (continued)
Cisco Systems, Inc.
3.50% due 06/15/25	$105,000	$109,714
21st Century Fox America, Inc.
3.70% due 10/15/25	105,000	108,091
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	105,000	106,488
Total Communications		6,596,476

Consumer, Cyclical – 4.9%
CVS Health Corp.
3.88% due 07/20/25	997,000	1,021,007
General Motors Financial Co., Inc.
4.00% due 01/15/25	522,000	532,686
Ford Motor Credit Company LLC
4.13% due 08/04/25	400,000	411,958
Kohl’s Corp.
4.25% due 07/17/25	405,000	410,886
Home Depot, Inc.
3.35% due 09/15/25	314,000	324,283
Lowe’s Companies, Inc.
3.38% due 09/15/25	305,000	312,112
General Motors Financial Company, Inc.
4.30% due 07/13/25	209,000	216,464
BorgWarner, Inc.
3.38% due 03/15/25	209,000	209,959
Magna International, Inc.
4.15% due 10/01/25	105,000	111,848
Dollar General Corp.
4.15% due 11/01/25	105,000	111,124
Tapestry, Inc.
4.25% due 04/01/25	105,000	107,740
QVC, Inc.
4.45% due 02/15/25	105,000	107,433
McDonald’s Corp.
3.38% due 05/26/25	105,000	107,397
General Motors Co.
4.00% due 04/01/25	105,000	106,715
Total Consumer, Cyclical		4,091,612

Industrial – 3.3%
Lockheed Martin Corp.
2.90% due 03/01/25	418,000	416,059
FedEx Corp.
3.20% due 02/01/25	405,000	409,863
Waste Management, Inc.
3.13% due 03/01/25	314,000	316,452
Republic Services, Inc.
3.20% due 03/15/25	314,000	315,689
Emerson Electric Co.
3.15% due 06/01/25	209,000	210,898
Burlington Northern Santa Fe LLC
3.00% due 04/01/25	209,000	210,771
Canadian Pacific Railway Co.
2.90% due 02/01/25	209,000	207,239
Masco Corp.
4.45% due 04/01/25	105,000	111,846
Harris Corp.
3.83% due 04/27/25	105,000	108,733
Union Pacific Corp.
3.25% due 08/15/25	105,000	107,680
Precision Castparts Corp.
3.25% due 06/15/25	105,000	107,444
CSX Corp.
3.35% due 11/01/25	105,000	107,005
3M Co.
3.00% due 08/07/25	105,000	106,191
Total Industrial		2,735,870

Utilities – 2.6%
American Water Capital Corp.
3.40% due 03/01/25	545,000	559,228
Exelon Corp.
3.95% due 06/15/25	418,000	437,006
Dominion Energy, Inc.
3.90% due 10/01/25	305,000	318,899
Pacific Gas & Electric Co.
3.50% due 06/15/25	209,000	212,896
Xcel Energy, Inc.
3.30% due 06/01/25	209,000	211,465
Southern Power Co.
4.15% due 12/01/25	105,000	111,092
WEC Energy Group, Inc.
3.55% due 06/15/25	105,000	107,820
Duke Energy Progress LLC
3.25% due 08/15/25	105,000	106,915
Florida Power & Light Co.
3.13% due 12/01/25	105,000	106,825
Total Utilities		2,172,146

Basic Materials – 1.8%
Eastman Chemical Co.
3.80% due 03/15/25	631,000	657,401
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	405,000	425,493
Agrium, Inc.
3.38% due 03/15/25	209,000	210,072
Potash Corporation of Saskatchewan, Inc.
3.00% due 04/01/25	209,000	204,001
Total Basic Materials		1,496,967
Total Corporate Bonds
(Cost $81,766,211)		82,176,137

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 129

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 0.1%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.03%
due 12/01/17	$88,432	$88,432
Total Securities Lending Collateral
(Cost $88,432)		88,432
Total Investments – 98.5%
(Cost $81,854,643)		$82,264,569
Other Assets & Liabilities, net – 1.5%		1,212,951
Total Net Assets – 100.0%		$83,477,520

††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	89.4%
United Kingdom	4.0%
Netherlands	1.9%
Canada	1.5%
Ireland	0.9%
Switzerland	0.8%
Spain	0.5%
Other	1.0%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$82,176,137	$—	$82,176,137
Securities Lending Collateral	—	88,432	—	88,432
Total Assets	$—	$82,264,569	$—	$82,264,569

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4%
Financial – 38.9%
Wells Fargo & Co.
3.00% due 10/23/26	$605,000	$591,804
3.00% due 04/22/26	605,000	590,655
4.10% due 06/03/26	271,000	282,092
JPMorgan Chase & Co.
2.95% due 10/01/26	472,000	460,384
3.20% due 06/15/26	336,000	334,283
4.13% due 12/15/26	272,000	283,932
3.30% due 04/01/26	271,000	271,932
Citigroup, Inc.
3.20% due 10/21/26	471,000	464,551
4.30% due 11/20/26	272,000	283,714
3.40% due 05/01/26	271,000	272,021
4.60% due 03/09/26	136,000	144,633
3.70% due 01/12/26	136,000	139,646
HSBC Holdings plc
4.30% due 03/08/26	800,000	850,210
4.38% due 11/23/26	200,000	208,760
3.90% due 05/25/26	200,000	207,054
Morgan Stanley
3.88% due 01/27/26	472,000	490,393
4.35% due 09/08/26	272,000	284,445
3.13% due 07/27/26	272,000	267,270
6.25% due 08/09/26	100,000	119,497
Goldman Sachs Group, Inc.
3.50% due 11/16/26	400,000	400,011
3.75% due 02/25/26	300,000	307,623
Bank of America Corp.
4.45% due 03/03/26	272,000	289,263
3.50% due 04/19/26	270,000	274,904
4.25% due 10/22/26	136,000	142,866
Sumitomo Mitsui Financial Group, Inc.
3.01% due 10/19/26	272,000	264,858
2.63% due 07/14/26	272,000	257,613
3.78% due 03/09/26	136,000	140,736
Barclays plc
4.38% due 01/12/26	400,000	416,379
5.20% due 05/12/26	200,000	213,988
Boston Properties, LP
3.65% due 02/01/26	493,000	500,307
2.75% due 10/01/26	136,000	128,613
Cooperatieve Rabobank UA
3.75% due 07/21/26	550,000	556,780
Berkshire Hathaway, Inc.
3.13% due 03/15/26	476,000	479,907
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	207,386
2.76% due 09/13/26	200,000	191,703
Crown Castle International Corp.
4.45% due 02/15/26	200,000	209,795
3.70% due 06/15/26	136,000	135,681
Bank of New York Mellon Corp.
2.45% due 08/17/26	200,000	189,378
2.80% due 05/04/26	136,000	132,819
Branch Banking & Trust Co.
3.80% due 10/30/26	300,000	314,262
US Bancorp
3.10% due 04/27/26	136,000	135,263
2.38% due 07/22/26	136,000	128,578
Bank One Corp.
7.63% due 10/15/26	200,000	256,705
Discover Bank
3.45% due 07/27/26	250,000	246,063
American Tower Corp.
3.38% due 10/15/26	136,000	133,773
4.40% due 02/15/26	100,000	105,046
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	214,008
Trinity Acquisition plc
4.40% due 03/15/26	200,000	211,843
Marsh & McLennan Companies, Inc.
3.75% due 03/14/26	200,000	208,499
Ventas Realty, LP
4.13% due 01/15/26	200,000	208,226
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	206,321
Simon Property Group, LP
3.30% due 01/15/26	205,000	205,105
Mastercard, Inc.
2.95% due 11/21/26	200,000	199,495
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	198,039
Mizuho Financial Group, Inc.
2.84% due 09/13/26	200,000	192,240
Omega Healthcare Investors, Inc.
5.25% due 01/15/26	153,000	159,797
Manulife Financial Corp.
4.15% due 03/04/26	136,000	144,102
Welltower, Inc.
4.25% due 04/01/26	136,000	142,705
American International Group, Inc.
3.90% due 04/01/26	136,000	140,628
Nasdaq, Inc.
3.85% due 06/30/26	136,000	139,687
Chubb INA Holdings, Inc.
3.35% due 05/03/26	136,000	138,780
Old Republic International Corp.
3.88% due 08/26/26	136,000	137,338
Raymond James Financial, Inc.
3.63% due 09/15/26	136,000	136,555
Capital One Financial Corp.
3.75% due 07/28/26	136,000	135,017
State Street Corp.
2.65% due 05/19/26	136,000	132,487

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 131

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Financial – 38.9% (continued)
Ameriprise Financial, Inc.
2.88% due 09/15/26	$136,000	$132,206
ERP Operating, LP
2.85% due 11/01/26	136,000	131,512
Kimco Realty Corp.
2.80% due 10/01/26	136,000	127,659
CBRE Services, Inc.
4.88% due 03/01/26	100,000	108,120
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	105,621
Total Financial		17,163,566

Consumer, Non-cyclical – 20.5%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	1,701,000	1,747,608
Gilead Sciences, Inc.
3.65% due 03/01/26	611,000	633,444
Johnson & Johnson
2.45% due 03/01/26	585,000	570,045
HCA, Inc.
5.25% due 06/15/26	405,000	431,072
Express Scripts Holding Co.
4.50% due 02/25/26	407,000	430,104
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	405,000	389,898
Abbott Laboratories
3.75% due 11/30/26	361,000	368,061
PepsiCo, Inc.
2.85% due 02/24/26	200,000	198,459
2.38% due 10/06/26	136,000	129,598
Kroger Co.
3.50% due 02/01/26	200,000	198,682
2.65% due 10/15/26	136,000	126,348
Pfizer, Inc.
3.00% due 12/15/26	181,000	181,995
2.75% due 06/03/26	136,000	133,759
Mylan N.V.
3.95% due 06/15/26	271,000	270,468
Procter & Gamble Co.
2.70% due 02/02/26	136,000	134,457
2.45% due 11/03/26	136,000	131,245
Molson Coors Brewing Co.
3.00% due 07/15/26	270,000	262,309
S&P Global, Inc.
4.40% due 02/15/26	200,000	216,545
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	207,147
Stryker Corp.
3.50% due 03/15/26	200,000	206,058
Total System Services, Inc.
4.80% due 04/01/26	181,000	196,558
Philip Morris International, Inc.
2.75% due 02/25/26	200,000	195,387
Sysco Corp.
3.30% due 07/15/26	136,000	136,844
UnitedHealth Group, Inc.
3.10% due 03/15/26	136,000	136,777
Kellogg Co.
3.25% due 04/01/26	136,000	134,831
AbbVie, Inc.
3.20% due 05/14/26	136,000	134,805
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	136,000	132,339
Bunge Limited Finance Corp.
3.25% due 08/15/26	136,000	130,835
Ecolab, Inc.
2.70% due 11/01/26	136,000	130,555
Kraft Heinz Foods Co.
3.00% due 06/01/26	136,000	130,170
Baxter International, Inc.
2.60% due 08/15/26	136,000	129,948
Archer-Daniels-Midland Co.
2.50% due 08/11/26	136,000	129,221
Amgen, Inc.
2.60% due 08/19/26	136,000	129,122
Coca-Cola Co.
2.25% due 09/01/26	136,000	128,838
Unilever Capital Corp.
2.00% due 07/28/26	100,000	92,200
Total Consumer, Non-cyclical		9,035,732

Energy – 10.0%
Exxon Mobil Corp.
3.04% due 03/01/26	478,000	485,490
Transcontinental Gas Pipe Line Company LLC
7.85% due 02/01/26	305,000	391,285
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	300,000	337,068
Energy Transfer, LP
4.75% due 01/15/26	305,000	317,291
Chevron Corp.
2.95% due 05/16/26	272,000	271,149
Shell International Finance BV
2.88% due 05/10/26	136,000	134,154
2.50% due 09/12/26	136,000	130,380
ConocoPhillips Co.
4.95% due 03/15/26	200,000	225,640
Anadarko Petroleum Corp.
5.55% due 03/15/26	200,000	223,041
Magellan Midstream Partners, LP
5.00% due 03/01/26	200,000	222,046
EOG Resources, Inc.
4.15% due 01/15/26	200,000	211,703

See notes to financial statements.
132 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Energy – 10.0% (continued)
Enterprise Products Operating LLC
3.70% due 02/15/26	$200,000	$204,395
HollyFrontier Corp.
5.88% due 04/01/26	181,000	200,902
Occidental Petroleum Corp.
3.40% due 04/15/26	136,000	139,654
BP Capital Markets plc
3.12% due 05/04/26	136,000	136,292
Valero Energy Corp.
3.40% due 09/15/26	136,000	134,887
TransCanada PipeLines Ltd.
4.88% due 01/15/26	120,000	134,389
Spectra Energy Partners, LP
3.38% due 10/15/26	136,000	133,871
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	136,000	133,628
Buckeye Partners, LP
3.95% due 12/01/26	136,000	133,253
Pioneer Natural Resources Co.
4.45% due 01/15/26	100,000	107,455
Total Energy		4,407,973

Communications – 7.2%
AT&T, Inc.
4.13% due 02/17/26	400,000	407,846
Cisco Systems, Inc.
2.50% due 09/20/26	270,000	260,611
2.95% due 02/28/26	136,000	135,909
CBS Corp.
4.00% due 01/15/26	298,000	304,196
Walt Disney Co.
3.00% due 02/13/26	136,000	136,213
1.85% due 07/30/26	136,000	124,236
Alphabet, Inc.
2.00% due 08/15/26	270,000	254,512
Verizon Communications, Inc.
2.63% due 08/15/26	270,000	253,125
Time Warner, Inc.
3.88% due 01/15/26	200,000	202,307
Comcast Corp.
3.15% due 03/01/26	200,000	200,525
Pacific Bell Telephone Co.
7.13% due 03/15/26	136,000	165,993
Priceline Group, Inc.
3.60% due 06/01/26	136,000	136,691
Omnicom Group, Inc.
3.60% due 04/15/26	136,000	136,562
Viacom, Inc.
3.45% due 10/04/26	136,000	129,282
Expedia, Inc.
5.00% due 02/15/26	100,000	107,441
Discovery Communications LLC
4.90% due 03/11/26	100,000	105,854
Hughes Satellite Systems Corp.
5.25% due 08/01/26	100,000	101,881
Total Communications		3,163,184

Consumer, Cyclical – 6.4%
General Motors Financial Company, Inc.
5.25% due 03/01/26	300,000	326,346
4.00% due 10/06/26	136,000	137,464
McDonald’s Corp.
3.70% due 01/30/26	400,000	416,539
Newell Brands, Inc.
4.20% due 04/01/26	272,000	284,820
Home Depot, Inc.
3.00% due 04/01/26	136,000	135,999
2.13% due 09/15/26	136,000	127,211
Ford Motor Co.
4.35% due 12/08/26	181,000	188,771
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	136,000	133,754
Marriott International, Inc.
3.13% due 06/15/26	136,000	133,548
Target Corp.
2.50% due 04/15/26	136,000	129,978
Lowe’s Companies, Inc.
2.50% due 04/15/26	136,000	129,818
NIKE, Inc.
2.38% due 11/01/26	136,000	129,378
CVS Health Corp.
2.88% due 06/01/26	136,000	128,940
TJX Companies, Inc.
2.25% due 09/15/26	136,000	126,819
Under Armour, Inc.
3.25% due 06/15/26	136,000	119,738
Ford Motor Credit Company LLC
4.39% due 01/08/26	100,000	104,545
Starbucks Corp.
2.45% due 06/15/26	100,000	96,215
Total Consumer, Cyclical		2,849,883

Technology – 5.9%
Apple, Inc.
3.25% due 02/23/26	381,000	388,047
2.45% due 08/04/26	270,000	258,204
Microsoft Corp.
2.40% due 08/08/26	605,000	583,548
Oracle Corp.
2.65% due 07/15/26	470,000	456,298
Analog Devices, Inc.
3.50% due 12/05/26	200,000	201,625

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 133

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.4% (continued)
Technology – 5.9% (continued)
Activision Blizzard, Inc.
3.40% due 09/15/26	$200,000	$201,415
NVIDIA Corp.
3.20% due 09/16/26	136,000	135,987
Intel Corp.
2.60% due 05/19/26	136,000	132,817
Fidelity National Information Services, Inc.
3.00% due 08/15/26	136,000	131,012
International Business Machines Corp.
3.45% due 02/19/26	100,000	103,001
Total Technology		2,591,954

Industrial – 4.5%
Lockheed Martin Corp.
3.55% due 01/15/26	400,000	414,685
Fortive Corp.
3.15% due 06/15/26	200,000	198,681
Canadian National Railway Co.
2.75% due 03/01/26	200,000	197,922
FedEx Corp.
3.25% due 04/01/26	136,000	137,407
Illinois Tool Works, Inc.
2.65% due 11/15/26	136,000	132,655
United Technologies Corp.
2.65% due 11/01/26	136,000	130,417
Honeywell International, Inc.
2.50% due 11/01/26	136,000	130,400
CSX Corp.
2.60% due 11/01/26	136,000	129,687
3M Co.
2.25% due 09/19/26	136,000	129,006
General Dynamics Corp.
2.13% due 08/15/26	136,000	127,124
L3 Technologies, Inc.
3.85% due 12/15/26	100,000	103,087
Roper Technologies, Inc.
3.80% due 12/15/26	100,000	102,994
Wabtec Corp.
3.45% due 11/15/26	100,000	97,570
Total Industrial		2,031,635

Utilities – 4.1%
Southern Co.
3.25% due 07/01/26	272,000	267,743
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	201,565
Emera US Finance, LP
3.55% due 06/15/26	200,000	200,863
Pacific Gas & Electric Co.
2.95% due 03/01/26	200,000	195,088
Fortis, Inc.
3.06% due 10/04/26	200,000	193,358
Exelon Corp.
3.40% due 04/15/26	136,000	136,650
PPL Capital Funding, Inc.
3.10% due 05/15/26	136,000	133,715
Entergy Corp.
2.95% due 09/01/26	136,000	132,017
Southern California Gas Co.
2.60% due 06/15/26	136,000	131,863
Duke Energy Corp.
2.65% due 09/01/26	136,000	129,991
Commonwealth Edison Co.
2.55% due 06/15/26	100,000	96,911
Total Utilities		1,819,764

Basic Materials – 0.9%
International Paper Co.
3.80% due 01/15/26	205,000	211,840
Praxair, Inc.
3.20% due 01/30/26	200,000	204,878
Total Basic Materials		416,718
Total Corporate Bonds
(Cost $43,489,859)		43,480,409
Total Investments – 98.4%
(Cost $43,489,859)		$43,480,409
Other Assets & Liabilities, net – 1.6%		691,865
Total Net Assets – 100.0%		$44,172,274

††	Value determined based on Level 2 inputs — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.

See Sector Classification in Other Information section.

Country Diversification
% of Total
Country	Investments
United States	86.2%
United Kingdom	5.9%
Japan	2.9%
Netherlands	2.5%
Ireland	1.4%
Canada	1.1%
Total Investments	100.0%

See notes to financial statements.
134 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$43,480,409	$—	$43,480,409
Total Assets	$—	$43,480,409	$—	$43,480,409

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 135

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCR Guggenheim BulletShares 2027 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.9%
Financial – 31.4%
Wells Fargo & Co.
4.30% due 07/22/27	$200,000	$210,915
Citigroup, Inc.
4.45% due 09/29/27	200,000	210,445
Goldman Sachs Group, Inc.
3.85% due 01/26/27	200,000	204,358
Morgan Stanley
3.63% due 01/20/27	200,000	203,343
Bank of America Corp.
3.25% due 10/21/27	200,000	197,998
Aon Corp.
8.21% due 01/01/27	100,000	131,250
JPMorgan Chase & Co.
4.25% due 10/01/27	100,000	105,585
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85% due 01/15/27	100,000	105,323
ING Groep N.V.
3.95% due 03/29/27	100,000	104,765
American Express Credit Corp.
3.30% due 05/03/27	100,000	100,715
Digital Realty Trust, LP
3.70% due 08/15/27	100,000	100,679
Simon Property Group, LP
3.38% due 06/15/27	100,000	100,265
Sumitomo Mitsui Financial Group, Inc.
3.36% due 07/12/27	100,000	99,849
Total Financial		1,875,490

Consumer, Non-cyclical – 15.0%
Becton Dickinson & Co.
3.70% due 06/06/27	200,000	200,046
HCA, Inc.
4.50% due 02/15/27	100,000	101,650
Tyson Foods, Inc.
3.55% due 06/02/27	100,000	101,542
Novartis Capital Corp.
3.10% due 05/17/27	100,000	101,482
Johnson & Johnson
2.95% due 03/03/27	100,000	100,764
Unilever Capital Corp.
2.90% due 05/05/27	100,000	98,611
Gilead Sciences, Inc.
2.95% due 03/01/27	100,000	97,824
Express Scripts Holding Co.
3.40% due 03/01/27	100,000	97,802
Total Consumer, Non-cyclical		899,721

Communications – 10.3%
Verizon Communications, Inc.
4.13% due 03/16/27	200,000	208,836
Telefonica Emisiones SAU
4.10% due 03/08/27	200,000	205,134
AT&T, Inc.
4.25% due 03/01/27	100,000	102,461
Walt Disney Co.
2.95% due 06/15/27	100,000	99,280
Total Communications		615,711

Technology – 10.2%
Microsoft Corp.
3.30% due 02/06/27	200,000	206,261
Apple, Inc.
3.35% due 02/09/27	200,000	204,592
Intel Corp.
3.15% due 05/11/27	100,000	101,358
Qualcomm, Inc.
3.25% due 05/20/27	100,000	96,275
Total Technology		608,486

Energy – 10.2%
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	100,000	106,565
Marathon Oil Corp.
4.40% due 07/15/27	100,000	102,766
MPLX, LP
4.13% due 03/01/27	100,000	101,812
Williams Partners, LP
3.75% due 06/15/27	100,000	99,433
Occidental Petroleum Corp.
3.00% due 02/15/27	100,000	99,380
BP Capital Markets plc
3.02% due 01/16/27	100,000	98,446
Total Energy		608,402

Consumer, Cyclical – 6.8%
General Motors Financial Co., Inc.
4.35% due 01/17/27	100,000	102,955
McDonald’s Corp.
3.50% due 03/01/27	100,000	102,454
Costco Wholesale Corp.
3.00% due 05/18/27	100,000	99,691
Lowe’s Companies, Inc.
3.10% due 05/03/27	100,000	99,427
Total Consumer, Cyclical		404,527

Industrial – 5.2%
Arconic, Inc.
5.90% due 02/01/27	100,000	112,000
Rockwell Collins, Inc.
3.50% due 03/15/27	100,000	101,550
CSX Corp.
3.25% due 06/01/27	100,000	99,791
Total Industrial		313,341

See notes to financial statements.
136 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSCR Guggenheim BulletShares 2027 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.9% (continued)
Utilities – 5.1%
FirstEnergy Corp.
3.90% due 07/15/27	$100,000	$102,237
NextEra Energy Capital Holdings, Inc.
3.55% due 05/01/27	100,000	102,201
NiSource Finance Corp.
3.49% due 05/15/27	100,000	101,125
Total Utilities		305,563

Basic Materials – 1.7%
Sherwin-Williams Co.
3.45% due 06/01/27	100,000	101,177
Total Corporate Bonds
(Cost $5,769,172)		5,732,418
Total Investments – 95.9%
(Cost $5,769,172)		$5,732,418
Other Assets & Liabilities, net – 4.1%		245,745
Total Net Assets – 100.0%		$5,978,163

††	Value determined based on Level 2 inputs — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2027.

See Sector Classification in Other Information section.

Country Diversification
% of Total
Country	Investments
United States	91.2%
Spain	3.6%
Netherlands	1.8%
Japan	1.7%
United Kingdom	1.7%
Total Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$5,732,418	$—	$5,732,418
Total Assets	$—	$5,732,418	$—	$5,732,418

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 137

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
U.S. TREASURY BILLS†† – 89.6%
United States Treasury Bill
1.05% due 12/14/17[1,2]	$105,000,000	$104,964,738
1.06% due 12/14/17[1,2]	75,000,000	74,974,812
0.99% due 12/14/17[1,2]	24,000,000	23,991,940
0.96% due 12/14/17[1,2]	20,000,000	19,993,283
1.02% due 12/14/17[1,2]	19,000,000	18,993,619
1.03% due 12/14/17[1,2]	19,000,000	18,993,619
0.97% due 12/14/17[1,2]	19,000,000	18,993,619
0.90% due 12/14/17[1,2]	15,000,000	14,994,963
0.91% due 12/14/17[1,2]	15,000,000	14,994,963
0.88% due 12/14/17[1,2]	6,000,000	5,997,985
0.95% due 12/14/17[1,2]	5,000,000	4,998,321
1.04% due 12/14/17[1,2]	5,000,000	4,998,321
0.89% due 12/14/17[1,2]	3,000,000	2,998,993
1.07% due 12/14/17[1,2]	2,025,400	2,024,720
Total United States Treasury Bill		331,913,896
Total U.S. Treasury Bills
(Cost $331,901,755)		331,913,896
CORPORATE BONDS†† – 10.7%
Financial – 4.8%
Springleaf Finance Corp.
6.90% due 12/15/17	12,902,000	12,910,386
Ally Financial, Inc.
6.25% due 12/01/17	4,788,000	4,788,000
Total Financial		17,698,386

Consumer, Non-cyclical – 3.5%
Spectrum Brands, Inc.
6.63% due 11/15/22	6,486,000	6,745,440
DS Services of America, Inc.
10.00% due 09/01/21[3]	3,068,000	3,237,500
FTI Consulting, Inc.
6.00% due 11/15/22	2,985,000	3,096,938
Total Consumer, Non-cyclical		13,079,878

Communications – 1.6%
Match Group, Inc.
6.75% due 12/15/22	5,755,000	5,906,069

Industrial – 0.8%
Orbital ATK, Inc.
5.25% due 10/01/21	3,058,000	3,149,740
Total Corporate Bonds
(Cost $39,712,783)		39,834,073
Total Investments – 100.3%
(Cost $371,614,538)		$371,747,969
Other Assets & Liabilities, net – (0.3)%		(1,125,638)
Total Net Assets – 100.0%		$370,622,331

††	Value determined based on Level 2 inputs — See Note 4.
1	Rate indicated is the effective yield at the time of purchase.
2	Zero coupon rate security.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $3,237,500 (cost $3,202,625), or 0.9% of total net assets.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Other Information section.

Country Diversification
% of Total
Country	Investments
United States	100.0%
Total Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$39,834,073	$—	$39,834,073
U.S. Treasury Bills	—	331,913,896	—	331,913,896
Total Assets	$—	$371,747,969	$—	$371,747,969

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
138 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Shares	Value
COMMON STOCKS†††,4 0.0%
Industrial 0.0%
Tervita Corp.*	3,325	$—
Total Common Stocks
(Cost $28,262)		—

	Face
	Amount	Value
CORPORATE BONDS†† – 95.9%
Communications – 23.9%
T-Mobile USA, Inc.
6.63% due 04/01/23	$26,698,000	27,999,528
6.13% due 01/15/22	15,516,000	16,097,850
6.00% due 03/01/23	10,623,000	11,171,944
6.84% due 04/28/23	8,901,000	9,368,302
Sprint Communications, Inc.
9.00% due 11/15/18[1]	49,958,000	52,830,585
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 01/15/24	18,054,000	18,753,592
5.75% due 09/01/23	8,474,000	8,759,997
DISH DBS Corp.
4.25% due 04/01/18	20,795,000	20,988,394
CSC Holdings LLC
7.63% due 07/15/18	8,216,000	8,400,860
7.88% due 02/15/18	5,259,000	5,311,590
TEGNA, Inc.
6.38% due 10/15/23	11,269,000	11,902,881
Cablevision Systems Corp.
7.75% due 04/15/18	11,208,000	11,432,160
Lamar Media Corp.
5.88% due 02/01/22	6,407,000	6,575,184
5.00% due 05/01/23	3,900,000	4,036,500
Frontier Communications Corp.
8.13% due 10/01/18[2]	10,266,000	10,214,670
Virgin Media Finance plc
6.38% due 04/15/23[1]	8,944,000	9,312,940
Level 3 Financing, Inc.
5.63% due 02/01/23	8,142,000	8,253,952
Univision Communications, Inc.
6.75% due 09/15/22[1]	4,256,000	4,426,240
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	3,792,000	3,877,320
Nexstar Broadcasting, Inc.
6.13% due 02/15/22[1]	2,833,000	2,946,320
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.38% due 04/01/23	2,625,000	2,723,438
Total Communications		255,384,247

Financial – 19.0%
Ally Financial, Inc.
3.60% due 05/21/18	14,414,000	14,504,087
4.75% due 09/10/18	11,256,000	11,452,980
3.25% due 11/05/18	10,964,000	11,034,718
8.00% due 12/31/18	7,439,000	7,848,145
3.25% due 02/13/18	7,442,000	7,456,884
Navient Corp.
8.45% due 06/15/18	41,013,000	42,386,936
Equinix, Inc.
5.38% due 04/01/23	16,910,000	17,515,378
5.38% due 01/01/22	11,533,000	12,037,569
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	21,671,000	21,779,355
Genworth Holdings, Inc.
6.52% due 05/22/18[2]	11,473,000	11,501,682
Iron Mountain, Inc.
6.00% due 08/15/23	9,376,000	9,871,053
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[1]	7,774,000	7,832,305
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,373,000	7,377,608
Aircastle Ltd.
4.63% due 12/15/18	7,049,000	7,189,980
FelCor Lodging, LP
5.63% due 03/01/23	5,000,000	5,175,000
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[1]	4,457,000	4,122,725
International Lease Finance Corp.
3.88% due 04/15/18	3,950,000	3,976,277
Total Financial		203,062,682

Consumer, Cyclical – 17.8%
Dollar Tree, Inc.
5.75% due 03/01/23	41,610,000	43,742,513
Rite Aid Corp.
6.13% due 04/01/23[1,2]	23,720,000	22,029,950
9.25% due 03/15/20	11,345,000	11,557,719
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[1]	12,230,000	12,457,234
5.63% due 02/01/23[1]	9,000,000	9,309,375
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[1]	18,454,000	18,269,460
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	8,771,000	8,902,565
American Airlines Group, Inc.
6.13% due 06/01/18[2]	8,470,000	8,639,400
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,212,000	8,429,618

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 139

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.9% (continued)
Consumer, Cyclical – 17.8% (continued)
Lennar Corp.
4.13% due 12/01/18	$4,411,000	$4,477,165
6.95% due 06/01/18	3,452,000	3,545,204
International Automotive Components Group S.A.
9.13% due 06/01/18[1]	5,826,000	5,858,771
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[1]	5,445,000	5,771,700
United Continental Holdings, Inc.
6.38% due 06/01/18	4,924,000	5,022,480
KB Home
7.25% due 06/15/18	4,245,000	4,367,044
JC Penney Corporation, Inc.
5.75% due 02/15/18	4,080,000	4,090,200
Yum! Brands, Inc.
6.25% due 03/15/18	3,658,000	3,703,725
M/I Homes, Inc.
6.75% due 01/15/21	3,495,000	3,643,537
Sears Holdings Corp.
6.63% due 10/15/18	2,863,000	2,247,455
NAI Entertainment Holdings /
NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/18[1]	2,202,000	2,207,505
Brinker International, Inc.
2.60% due 05/15/18	1,928,000	1,925,590
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	837,000	888,266
Total Consumer, Cyclical		191,086,476

Consumer, Non-cyclical – 11.4%
Centene Corp.
5.63% due 02/15/21	23,999,000	24,838,965
APX Group, Inc.
7.88% due 12/01/22	16,061,000	17,225,422
Hologic, Inc.
5.25% due 07/15/22[1]	14,444,000	15,130,090
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[1]	12,275,000	12,887,523
Service Corporation International
5.38% due 01/15/22	6,533,000	6,716,741
7.63% due 10/01/18	4,166,000	4,353,470
Post Holdings, Inc.
6.00% due 12/15/22[1]	9,952,000	10,424,720
Darling Ingredients, Inc.
5.38% due 01/15/22	8,514,000	8,758,777
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	7,610,000	7,695,613
Mallinckrodt International Finance S.A.
3.50% due 04/15/18[2]	5,711,000	5,703,861
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[1]	4,308,000	4,329,540
Marfrig Holdings Europe BV
8.38% due 05/09/18[1]	4,000,000	4,115,000
Total Consumer, Non-cyclical		122,179,722

Basic Materials – 8.1%
United States Steel Corp.
8.38% due 07/01/21[1]	17,852,000	19,525,625
CF Industries, Inc.
6.88% due 05/01/18	14,392,000	14,715,820
ArcelorMittal
6.13% due 06/01/18[2]	8,784,000	8,956,386
Freeport-McMoRan, Inc.
6.50% due 11/15/20	8,605,000	8,777,530
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[1]	7,461,000	8,486,888
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	7,702,000	8,371,111
Lundin Mining Corp.
7.88% due 11/01/22[1]	7,104,000	7,690,080
Steel Dynamics, Inc.
5.25% due 04/15/23	6,929,000	7,173,594
Smurfit Kappa Acquisitions ULC
4.88% due 09/15/18[1]	2,525,000	2,562,370
Total Basic Materials		86,259,404

Technology – 7.9%
EMC Corp.
1.88% due 06/01/18	38,231,000	38,118,612
Dell International LLC / EMC Corp.
5.88% due 06/15/21[1]	29,280,000	30,524,534
Qorvo, Inc.
6.75% due 12/01/23	7,190,000	7,795,757
Dell, Inc.
5.65% due 04/15/18	4,962,000	5,033,205
BMC Software, Inc.
7.25% due 06/01/18	3,192,000	3,231,900
Total Technology		84,704,008

Industrial – 5.1%
CNH Industrial Capital LLC
3.63% due 04/15/18	10,217,000	10,269,107
3.88% due 07/16/18	9,881,000	9,985,985
GFL Environmental, Inc.
9.88% due 02/01/21[1]	8,368,000	8,901,460
Ply Gem Industries, Inc.
6.50% due 02/01/22	7,410,000	7,706,400
Berry Global, Inc.
6.00% due 10/15/22	5,868,000	6,212,745
Builders FirstSource, Inc.
10.75% due 08/15/23[1]	5,378,000	6,077,140
NCI Building Systems, Inc.
8.25% due 01/15/23[1]	4,120,000	4,387,800

See notes to financial statements.
140 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.9% (continued)
Industrial – 5.1% (continued)
CEVA Group plc
4.00% due 05/01/18[1]	$1,425,000	$1,396,500
Total Industrial		54,937,137

Energy – 1.4%
Rockies Express Pipeline LLC
6.85% due 07/15/18[1]	8,804,000	9,013,095
NuStar Logistics, LP
8.40% due 04/15/18	5,582,000	5,707,595
Total Energy		14,720,690

Diversified – 1.3%
HRG Group, Inc.
7.88% due 07/15/19	14,049,000	14,122,757
Total Corporate Bonds
(Cost $1,026,324,957)		1,026,457,123
SECURITIES LENDING COLLATERAL††,3 – 0.8%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	1,946,272	1,946,272
Citigroup Global Markets, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,946,272	1,946,272
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	1,946,272	1,946,272
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	1,946,272	1,946,272
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	576,692	576,692
Total Securities Lending Collateral
(Cost $8,361,780)		8,361,780
Total Investments – 96.7%
(Cost $1,034,714,999)		$1,034,818,903
Other Assets & Liabilities, net – 3.3%		35,270,996
Total Net Assets – 100.0%		$1,070,089,899

*	Non-income producing security.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $322,771,519 (cost $324,021,450), or 30.2% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Securities lending collateral — See Note 6.
4	Security was fair valued by the Valuation Committee at November 30, 2017. The total market value of fair valued securities amounts $0 (cost $28,262), or 0.0% of total net assets.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	88.8%
United Kingdom	4.9%
Canada	2.2%
Luxembourg	2.0%
Brazil	0.7%
Bermuda	0.7%
Netherlands	0.4%
Other	0.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 141

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs		Total
Common Stocks	$—	$—	$—	*	$—	*
Corporate Bonds	—	1,026,457,123	—		1,026,457,123
Securities Lending Collateral	—	8,361,780	—		8,361,780
Total Assets	$—	$1,034,818,903	$—	*	$1,034,818,903

*Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
142 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.6%
Communications – 23.9%
T-Mobile USA, Inc.
6.38% due 03/01/25	$16,859,000	$18,139,440
6.00% due 04/15/24	11,200,000	11,956,000
6.50% due 01/15/24	10,021,000	10,659,839
CSC Holdings LLC
10.13% due 01/15/23[1]	20,335,000	23,003,968
8.63% due 02/15/19	4,737,000	5,021,220
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	20,700,000	21,709,124
Sprint Capital Corp.
6.90% due 05/01/19	20,133,000	21,215,148
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	17,670,000	18,818,550
VTR Finance BV
6.88% due 01/15/24[1]	15,000,000	15,900,000
DISH DBS Corp.
7.88% due 09/01/19	13,815,000	14,819,489
Intelsat Jackson Holdings S.A.
8.00% due 02/15/24[1]	13,520,000	14,331,200
Level 3 Financing, Inc.
5.38% due 01/15/24	9,160,000	9,205,800
Frontier Communications Corp.
7.13% due 03/15/19	6,181,000	5,987,844
Match Group, Inc.
6.38% due 06/01/24	4,697,000	5,084,503
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	4,635,000	4,739,288
Lamar Media Corp.
5.38% due 01/15/24	4,277,000	4,512,235
TEGNA, Inc.
5.13% due 10/15/19	3,955,000	4,014,325
VEON Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,523,990
CenturyLink, Inc.
6.15% due 09/15/19[2]	2,205,000	2,292,384
LBI Media, Inc.
10.00% due 04/15/19[1]	2,237,000	2,220,223
Anixter, Inc.
5.63% due 05/01/19	2,051,000	2,130,476
Nokia Oyj
5.38% due 05/15/19	1,475,000	1,528,469
Total Communications		219,813,515

Consumer, Non-cyclical – 15.6%
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	35,276,000	39,024,074
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	21,464,000	19,290,770
Centene Corp.
6.13% due 02/15/24	11,707,000	12,555,758
Tenet Healthcare Corp.
7.50% due 01/01/22[1]	8,500,000	8,999,375
5.50% due 03/01/19	3,481,000	3,550,620
Service Corporation International
5.38% due 05/15/24	10,425,000	11,011,406
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	8,585,000	9,024,981
Vizient, Inc.
10.38% due 03/01/24[1]	7,424,000	8,407,680
Hertz Corp.
6.75% due 04/15/19	6,259,000	6,259,000
US Foods, Inc.
5.88% due 06/15/24[1]	4,300,000	4,536,500
APX Group, Inc.
6.38% due 12/01/19	2,933,000	2,976,995
Pinnacle Foods Finance LLC
5.88% due 01/15/24	2,669,000	2,842,485
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1,2]	2,685,000	2,584,313
ACE Cash Express, Inc.
11.00% due 02/01/19[1]	2,500,000	2,504,688
Safeway, Inc.
5.00% due 08/15/19	2,202,000	2,229,525
BakerCorp International, Inc.
8.25% due 06/01/19	2,199,000	2,012,085
Graham Holdings Co.
7.25% due 02/01/19	1,520,000	1,596,000
Avon Products, Inc.
6.50% due 03/01/19[2]	1,436,000	1,428,820
Spectrum Brands, Inc.
6.13% due 12/15/24	1,322,000	1,402,973
inVentiv Group Holdings Incorporated /
inVentiv Health Inc/inVentiv Health Clinical Inc
7.50% due 10/01/24[1]	668,000	736,470
Total Consumer, Non-cyclical		142,974,518

Technology – 12.3%
Western Digital Corp.
10.50% due 04/01/24	37,873,000	44,084,172
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	19,257,000	21,760,410
Dell International LLC / EMC Corp.
7.13% due 06/15/24[1]	16,872,000	18,347,343
MSCI Inc.
5.25% due 11/15/24[1]	9,999,000	10,623,938
Dell, Inc.
5.88% due 06/15/19	5,548,000	5,776,855
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,435,000	4,667,838
Diebold Nixdorf, Inc.
8.50% due 04/15/24	3,679,000	3,968,721

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 143

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.6% (continued)
Technology – 12.3% (continued)
Microsemi Corp.
9.13% due 04/15/23[1]	$2,683,000	$3,041,851
Nuance Communications, Inc.
6.00% due 07/01/24	715,000	768,625
Total Technology		113,039,753

Industrial – 9.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	19,250,000	21,150,937
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	10,100,000	10,491,375
7.00% due 07/15/24[1]	8,318,000	8,940,186
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[1]	10,175,000	10,963,562
Coveris Holdings S.A.
7.88% due 11/01/19[1]	6,200,000	6,246,500
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19	5,341,000	5,503,901
Welbilt, Inc.
9.50% due 02/15/24	4,007,000	4,577,998
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	3,930,000	4,047,900
Engility Corp.
8.88% due 09/01/24	3,370,000	3,635,388
Zekelman Industries, Inc.
9.88% due 06/15/23[1]	3,175,000	3,563,937
Atrium Windows & Doors
7.75% due 05/01/19[1]	3,000,000	3,030,000
CNH Industrial Capital LLC
3.38% due 07/15/19	2,641,000	2,674,197
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/19[1]	2,259,000	2,196,878
Leonardo US Holdings, Inc.
6.25% due 07/15/19[1]	1,500,000	1,598,415
Greif, Inc.
7.75% due 08/01/19	1,187,000	1,281,960
LSB Industries, Inc.
8.50% due 08/01/19[3]	265,000	263,675
Total Industrial		90,166,809

Financial – 9.6%
Navient Corp.
5.50% due 01/15/19	11,720,000	12,036,439
4.88% due 06/17/19	9,590,000	9,829,749
Ally Financial, Inc.
3.75% due 11/18/19	8,623,000	8,773,902
3.50% due 01/27/19	5,319,000	5,385,488
CIT Group, Inc.
3.88% due 02/19/19	8,793,000	8,952,153
iStar, Inc.
5.00% due 07/01/19	8,175,000	8,261,859
Springleaf Finance Corp.
5.25% due 12/15/19	7,122,000	7,353,465
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	5,508,000	5,690,453
Och-Ziff Finance Company LLC
4.50% due 11/20/19[1]	5,000,000	4,843,750
Aircastle Ltd.
6.25% due 12/01/19	4,253,000	4,531,572
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,409,000	3,431,222
International Lease Finance Corp.
6.25% due 05/15/19	3,068,000	3,229,962
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,928,000	1,983,912
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,895,000	1,935,269
Radian Group, Inc.
5.50% due 06/01/19	907,000	944,414
Oaktree Capital Group LLC
4.88% due 03/01/19	759,000	760,919
Total Financial		87,944,528

Energy – 8.0%
Whiting Petroleum Corp.
5.00% due 03/15/19	9,622,000	9,742,275
Weatherford International Ltd.
9.63% due 03/01/19	5,942,000	6,357,940
Targa Resources Partners LP / Targa Resources Finance Corp.
4.13% due 11/15/19	6,072,000	6,132,719
6.75% due 03/15/24	5,247,000	5,660,201
DCP Midstream Operating, LP
2.70% due 04/01/19	3,250,000	3,245,938
9.75% due 03/15/19[1]	2,113,000	2,303,170
PHI, Inc.
5.25% due 03/15/19	4,713,000	4,689,435
Canbriam Energy, Inc.
9.75% due 11/15/19[1]	4,568,000	4,670,780
Niska Gas Storage Ltd. / Niska Gas Storage
Canada Finance Corp.
6.50% due 04/01/19	4,568,000	4,647,940
Noble Holding US LLC/Noble Drilling Services 6 LLC /
Noble Drilling Holding LLC
7.50% due 03/15/19	4,500,000	4,635,000
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	4,015,000	4,164,358
Ithaca Energy, Inc.
8.13% due 07/01/19[1]	3,750,000	3,825,000
Pride International LLC
8.50% due 06/15/19[2]	3,557,000	3,779,313

See notes to financial statements.
144 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.6% (continued)
Energy – 8.0% (continued)
Welltec A/S
8.00% due 02/01/19[1,2]	$3,500,000	$3,521,875
Andeavor Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
5.50% due 10/15/19	3,044,000	3,191,482
Rowan Companies, Inc.
7.88% due 08/01/19[2]	1,512,000	1,636,740
SEACOR Holdings, Inc.
7.38% due 10/01/19	888,000	919,080
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	443,000	223,715
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	91,000
Total Energy		73,437,961

Consumer, Cyclical – 7.8%
Lennar Corp.
4.50% due 06/15/19	5,183,000	5,319,053
4.50% due 11/15/19	5,005,000	5,155,150
American Airlines Group, Inc.
5.50% due 10/01/19[1]	8,638,000	8,940,330
Beazer Homes USA, Inc.
8.75% due 03/15/22	5,566,000	6,115,642
5.75% due 06/15/19	926,000	978,088
MGM Resorts International
8.63% due 02/01/19	4,771,000	5,098,768
Allegiant Travel Co.
5.50% due 07/15/19	4,519,000	4,682,814
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	4,551,000	4,664,775
GameStop Corp.
5.50% due 10/01/19[1]	4,428,000	4,522,094
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	3,540,000	3,624,075
JC Penney Corporation, Inc.
8.13% due 10/01/19	3,563,000	3,616,445
Guitar Center, Inc.
6.50% due 04/15/19[1,2]	3,489,000	3,292,744
L Brands, Inc.
8.50% due 06/15/19	2,949,000	3,218,096
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50% due 07/01/19[1]	3,000,000	2,962,500
EMI Music Publishing Group North America Holdings, Inc.
7.63% due 06/15/24[1]	2,285,000	2,530,638
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	1,639,000	1,796,754
5.13% due 02/15/19	685,000	685,000
KB Home
4.75% due 05/15/19	2,241,000	2,299,826
Yum! Brands, Inc.
5.30% due 09/15/19	1,350,000	1,412,438
Tenneco, Inc.
5.38% due 12/15/24	662,000	695,100
K Hovnanian Enterprises, Inc.
8.00% due 11/01/19[1]	200,000	213,500
Total Consumer, Cyclical		71,823,830

Basic Materials – 6.1%
Joseph T Ryerson & Son, Inc.
11.00% due 05/15/22[1]	7,250,000	8,188,874
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	8,034,000	8,164,553
Teck Resources Ltd.
8.50% due 06/01/24[1]	7,000,000	7,962,500
Anglo American Capital plc
9.38% due 04/08/19[1]	5,850,000	6,392,588
PQ Corp.
6.75% due 11/15/22[1]	5,784,000	6,253,950
AK Steel Corp.
7.50% due 07/15/23	4,819,000	5,252,710
Steel Dynamics, Inc.
5.50% due 10/01/24	4,804,000	5,125,388
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	4,224,000	4,715,040
Allegheny Technologies, Inc.
9.38% due 06/01/19	3,595,000	3,971,037
Total Basic Materials		56,026,640

Utilities – 3.5%
Dynegy, Inc.
6.75% due 11/01/19	19,544,000	20,276,900
Atlantica Yield plc
7.00% due 11/15/19[1]	3,500,000	3,762,500
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	3,506,000	3,549,825
DPL, Inc.
6.75% due 10/01/19	3,129,000	3,293,273
Talen Energy Supply LLC
4.63% due 07/15/19[1,2]	1,274,000	1,315,405
Total Utilities		32,197,903
Total Corporate Bonds
(Cost $882,585,364)		887,425,457
SECURITIES LENDING COLLATERAL††,4 – 2.4%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	5,078,240	5,078,240
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	5,078,240	5,078,240
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	5,078,240	5,078,240

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 145

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 – 2.4% (continued)
Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	$5,078,240	$5,078,240
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	1,504,836	1,504,836
Total Securities Lending Collateral
(Cost $21,817,796)		21,817,796
Total Investments – 99.0%
(Cost $904,403,160)		$909,243,253
Other Assets & Liabilities, net – 1.0%		8,737,840
Total Net Assets – 100.0%		$917,981,093

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $408,863,604 (cost $406,485,247), or 44.5% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 6.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	87.1%
Luxembourg	3.2%
Ireland	2.4%
Netherlands	2.1%
Canada	1.9%
United Kingdom	1.6%
Bermuda	1.2%
Other	0.5%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$887,425,457	$—	$887,425,457
Securities Lending Collateral	—	21,817,796	—	21,817,796
Total Assets	$—	$909,243,253	$—	$909,243,253

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
146 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 94.9%
Communications – 23.8%
CSC Holdings LLC
10.88% due 10/15/25[1]	$7,948,000	$9,413,412
6.63% due 10/15/25[1]	4,959,000	5,355,720
Sprint Communications, Inc.
7.00% due 08/15/20	7,927,000	8,481,890
7.00% due 03/01/20[1]	5,285,000	5,674,769
SoftBank Corp.
4.50% due 04/15/20[1]	12,500,000	12,827,499
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	11,403,000	11,312,480
CommScope Technologies LLC
6.00% due 06/15/25[1]	8,065,000	8,669,874
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/20[1]	4,454,000	4,526,378
7.75% due 07/15/25[1]	3,162,000	3,383,340
Frontier Communications Corp.
8.50% due 04/15/20[2]	4,775,000	4,378,078
8.88% due 09/15/20	3,956,000	3,530,730
Altice Luxembourg S.A.
7.63% due 02/15/25[1,2]	7,000,000	6,413,750
DISH DBS Corp.
5.13% due 05/01/20	5,983,000	6,169,969
CenturyLink, Inc.
5.63% due 04/01/20	5,791,000	5,827,194
Sirius XM Radio, Inc.
5.38% due 04/15/25[1]	5,400,000	5,691,870
Unitymedia GmbH
6.13% due 01/15/25[1]	4,750,000	5,042,363
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	4,490,000	4,781,850
Level 3 Financing, Inc.
5.38% due 05/01/25	4,289,000	4,311,732
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38% due 05/01/25	4,135,000	4,243,544
T-Mobile USA, Inc.
5.13% due 04/15/25	3,000,000	3,142,500
6.50% due 01/15/24	750,000	797,813
GCI, Inc.
6.88% due 04/15/25	3,283,000	3,537,433
Millicom International Cellular S.A.
6.00% due 03/15/25[1,2]	3,320,000	3,465,250
Block Communications, Inc.
6.88% due 02/15/25[1]	2,850,000	3,042,375
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.00% due 01/15/25[1]	2,802,000	2,910,578
Cablevision Systems Corp.
8.00% due 04/15/20	2,545,000	2,729,513
Windstream Services LLC / Windstream Finance Corp.
7.75% due 10/15/20[2]	3,121,000	2,715,270
Altice Finco S.A.
7.63% due 02/15/25[1,2]	2,280,000	2,294,250
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,000,000	1,900,000
Gannett Company, Inc.
5.13% due 07/15/20	1,580,000	1,623,450
Urban One, Inc.
9.25% due 02/15/20[1,2]	1,500,000	1,406,250
Clear Channel International BV
8.75% due 12/15/20[1]	1,250,000	1,296,875
Cogeco Communications, Inc.
4.88% due 05/01/20[1]	816,000	830,280
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	470,663
Total Communications		152,198,942

Consumer, Non-cyclical – 19.8%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/20[1,2]	11,636,000	11,650,545
7.00% due 03/15/24[1]	9,430,000	10,125,463
5.38% due 03/15/20[1,2]	10,128,000	10,064,700
Tenet Healthcare Corp.
6.00% due 10/01/20	10,111,000	10,654,465
4.75% due 06/01/20	2,305,000	2,363,317
6.75% due 02/01/20	1,871,000	1,896,726
WellCare Health Plans, Inc.
5.25% due 04/01/25	6,910,000	7,333,238
Spectrum Brands, Inc.
5.75% due 07/15/25	6,385,000	6,736,175
JBS Investments GmbH
7.75% due 10/28/20[1,2]	5,800,000	5,966,750
APX Group, Inc.
8.75% due 12/01/20	5,371,000	5,496,950
United Rentals North America, Inc.
5.50% due 07/15/25	4,750,000	5,070,625
Vector Group Ltd.
6.13% due 02/01/25[1]	4,725,000	4,937,625
Hertz Corp.
5.88% due 10/15/20[2]	4,587,000	4,594,798
Kindred Healthcare, Inc.
8.00% due 01/15/20	4,452,000	4,507,650
CHS/Community Health Systems, Inc.
7.13% due 07/15/20[2]	5,621,000	4,412,485
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	3,397,000	3,435,216
Monitronics International, Inc.
9.13% due 04/01/20[2]	4,000,000	3,390,000
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
4.88% due 04/15/20[1,2]	3,362,000	3,261,140
Universal Hospital Services, Inc.
7.63% due 08/15/20	3,020,000	3,043,556

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 147

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.9% (continued)
Consumer, Non-cyclical – 19.8% (continued)
Rent-A-Center, Inc.
6.63% due 11/15/20[2]	$2,812,000	$2,671,400
Avon Products, Inc.
6.60% due 03/15/20	2,750,000	2,640,000
ADT Corp.
5.25% due 03/15/20	2,350,000	2,479,250
Dole Food Co., Inc.
7.25% due 06/15/25[1]	1,635,000	1,765,800
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,701,000	1,724,389
HealthSouth Corp.
5.75% due 09/15/25	1,650,000	1,720,125
Post Holdings, Inc.
8.00% due 07/15/25[1]	1,500,000	1,695,000
RR Donnelley & Sons Co.
7.63% due 06/15/20[2]	1,183,000	1,271,725
Southern Graphics, Inc.
8.38% due 10/15/20[1]	1,100,000	1,126,950
Service Corporation International
4.50% due 11/15/20	185,000	187,775
Total Consumer, Non-cyclical		126,223,838

Consumer, Cyclical – 10.5%
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	8,550,000	8,851,815
MGM Resorts International
6.75% due 10/01/20	4,886,000	5,354,763
5.25% due 03/31/20	2,057,000	2,170,135
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	5,550,000	5,688,750
International Game Technology plc
5.63% due 02/15/20[1]	4,650,000	4,899,937
Dollar Tree, Inc.
5.25% due 03/01/20	4,395,000	4,485,646
Aramark Services, Inc.
5.00% due 04/01/25[1]	3,325,000	3,545,281
Scientific Games International, Inc.
6.25% due 09/01/20	3,241,000	3,301,769
Jaguar Land Rover Automotive plc
3.50% due 03/15/20[1]	2,950,000	2,983,188
Levi Strauss & Co.
5.00% due 05/01/25	2,800,000	2,931,264
American Airlines Group, Inc.
4.63% due 03/01/20[1]	2,388,000	2,441,252
Michaels Stores, Inc.
5.88% due 12/15/20[1]	2,262,000	2,301,585
PF Chang’s China Bistro, Inc.
10.25% due 06/30/20[1]	2,403,000	2,126,655
L Brands, Inc.
7.00% due 05/01/20	1,842,000	2,026,200
JC Penney Company, Inc.
5.65% due 06/01/20[2]	2,035,000	1,890,006
KB Home
8.00% due 03/15/20	1,671,000	1,852,720
Yum! Brands, Inc.
3.88% due 11/01/20	1,650,000	1,689,188
Penske Auto Group, Inc.
3.75% due 08/15/20	1,530,000	1,558,688
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	1,418,000	1,448,133
Ruby Tuesday, Inc.
7.63% due 05/15/20	1,250,000	1,278,125
United Continental Holdings, Inc.
6.00% due 12/01/20	1,135,000	1,228,638
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	728,000
Playa Resorts Holding BV
8.00% due 08/15/20[1]	600,000	627,000
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	562,600
Ryland Group, Inc.
6.63% due 05/01/20	375,000	408,750
Meritage Homes Corp.
7.15% due 04/15/20	323,000	354,493
Total Consumer, Cyclical		66,734,581

Energy – 9.2%
Tullow Oil plc
6.00% due 11/01/20[1]	6,988,000	7,075,349
Citgo Holding, Inc.
10.75% due 02/15/20[1]	6,421,000	6,822,312
Energy Transfer Equity, LP
7.50% due 10/15/20	5,315,000	5,926,225
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	4,575,000	4,815,188
DCP Midstream Operating, LP
5.35% due 03/15/20[1]	3,697,000	3,844,880
Pride International LLC
6.88% due 08/15/20[2]	3,452,000	3,615,970
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	3,463,000	3,536,589
Resolute Energy Corp.
8.50% due 05/01/20	3,000,000	3,063,750
WPX Energy, Inc.
7.50% due 08/01/20	2,733,000	2,978,970
Weatherford International Ltd.
5.13% due 09/15/20[2]	2,531,000	2,531,000
Sable Permian Resources LLC / AEPB Finance Corp.
8.00% due 06/15/20[1,2]	2,500,000	2,493,750
Pattern Energy Group, Inc.
5.88% due 02/01/24[1]	2,100,000	2,231,250

See notes to financial statements.
148 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.9% (continued)
Energy – 9.2% (continued)
NuStar Logistics, LP
4.80% due 09/01/20	$2,002,000	$2,042,040
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20	1,962,000	2,019,389
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	2,000,000	2,015,000
TerraForm Power Operating LLC
6.64% due 06/15/25[1,3]	1,500,000	1,650,000
Transocean, Inc.
6.50% due 11/15/20[2]	1,500,000	1,567,500
Chesapeake Energy Corp.
6.63% due 08/15/20	240,000	252,000
Calfrac Holdings, LP
7.50% due 12/01/20[1]	250,000	247,500
Parker Drilling Co.
7.50% due 08/01/20	185,000	170,200
Total Energy		58,898,862

Financial – 9.2%
Ally Financial, Inc.
8.00% due 03/15/20	4,895,000	5,470,163
4.13% due 03/30/20	3,731,000	3,851,101
7.50% due 09/15/20	2,489,000	2,803,236
Navient Corp.
8.00% due 03/25/20	7,678,000	8,388,215
5.00% due 10/26/20	3,053,000	3,117,876
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/20	8,448,000	8,706,719
Springleaf Finance Corp.
8.25% due 12/15/20	4,300,000	4,767,625
6.00% due 06/01/20	900,000	945,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	3,250,000	3,351,563
Equinix, Inc.
5.75% due 01/01/25	2,842,000	3,058,702
FelCor Lodging Trust, Inc.
6.00% due 06/01/25	2,585,000	2,759,488
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	2,336,000	2,386,516
Genworth Holdings, Inc.
7.70% due 06/15/20	1,785,000	1,811,775
NewStar Financial, Inc.
7.25% due 05/01/20	1,673,000	1,739,920
CIT Group, Inc.
5.38% due 05/15/20	1,621,000	1,722,313
Aircastle Ltd.
7.63% due 04/15/20	1,525,000	1,679,406
Radian Group, Inc.
5.25% due 06/15/20	728,000	769,860
CoreCivic, Inc.
4.13% due 04/01/20	750,000	769,575
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	400,000	412,250
Stearns Holdings LLC
9.38% due 08/15/20[1]	245,000	256,331
Total Financial		58,767,634

Industrial – 8.3%
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	13,633,000	13,880,097
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 02/15/25[1]	8,850,000	9,426,135
Bombardier, Inc.
7.75% due 03/15/20[1]	5,185,000	5,604,155
Ball Corp.
4.38% due 12/15/20	4,387,000	4,578,931
Flex Acquisition Company, Inc.
6.88% due 01/15/25[1]	3,375,000	3,482,578
Energizer Holdings, Inc.
5.50% due 06/15/25[1]	3,250,000	3,380,000
TransDigm, Inc.
5.50% due 10/15/20	3,323,000	3,360,384
Omnimax International, Inc.
12.00% due 08/15/20[1]	2,000,000	2,165,000
USG Corp.
5.50% due 03/01/25[1]	1,850,000	1,986,438
GrafTech International Ltd.
6.38% due 11/15/20	1,466,000	1,469,665
Sealed Air Corp.
6.50% due 12/01/20[1]	1,121,000	1,238,705
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	717,500
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	600,124
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	511,250
Silgan Holdings, Inc.
5.00% due 04/01/20	283,000	285,123
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	197,025
Total Industrial		52,883,110

Basic Materials – 8.2%
Blue Cube Spinco, Inc.
9.75% due 10/15/23	4,400,000	5,263,499
10.00% due 10/15/25	3,320,000	4,050,400
Hexion, Inc.
6.63% due 04/15/20	8,367,000	7,425,712
10.00% due 04/15/20	1,850,000	1,757,500
Freeport-McMoRan, Inc.
3.10% due 03/15/20	4,965,000	4,989,825
CF Industries, Inc.
7.13% due 05/01/20	4,417,000	4,853,179

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 149

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.9% (continued)
Basic Materials – 8.2% (continued)
ArcelorMittal
5.75% due 08/05/20	$1,950,000	$2,096,250
5.13% due 06/01/20	1,516,000	1,595,590
Eldorado Gold Corp.
6.13% due 12/15/20[1]	3,412,000	3,344,784
Chemours Co.
7.00% due 05/15/25	2,849,000	3,130,339
Huntsman International LLC
4.88% due 11/15/20	2,805,000	2,945,250
United States Steel Corp.
7.38% due 04/01/20	2,632,000	2,875,460
TPC Group, Inc.
8.75% due 12/15/20[1]	2,741,000	2,734,148
Aleris International, Inc.
7.88% due 11/01/20	2,380,000	2,344,300
Evraz Group S.A.
6.50% due 04/22/20[1]	2,000,000	2,145,000
PH Glatfelter Co.
5.38% due 10/15/20	462,000	469,508
Total Basic Materials		52,020,744

Technology – 5.2%
EMC Corp.
2.65% due 06/01/20	10,724,000	10,610,417
MSCI, Inc.
5.75% due 08/15/25[1]	6,183,000	6,693,097
Conduent Finance Incorporated /
Conduent Business Services LLC
10.50% due 12/15/24[1]	3,300,000	3,861,000
Qorvo, Inc.
7.00% due 12/01/25	2,904,000	3,310,560
Nuance Communications, Inc.
5.38% due 08/15/20[1]	2,901,000	2,948,867
Infor US, Inc.
5.75% due 08/15/20[1]	2,563,000	2,639,095
Lexmark International, Inc.
6.63% due 03/15/20[2]	1,470,000	1,540,193
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,400,000	1,431,500
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	328,000	334,970
Total Technology		33,369,699

Utilities – 0.7%
AES Corp.
5.50% due 04/15/25	3,425,000	3,626,218
8.00% due 06/01/20	509,000	578,988
Total Utilities		4,205,206
Total Corporate Bonds
(Cost $603,742,127)		605,302,616
SECURITIES LENDING COLLATERAL††,4 – 6.0%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	8,868,419	8,868,419
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	8,868,419	8,868,419
Nomura Securities International, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	8,868,419	8,868,419
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	8,868,419	8,868,419
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	2,627,958	2,627,958
Total Securities Lending Collateral
(Cost $38,101,634)		38,101,634
Total Investments – 100.9%
(Cost $641,843,761)		$643,404,250
Other Assets & Liabilities, net – (0.9)%		(5,613,872)
Total Net Assets – 100.0%		$637,790,378

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $250,130,880 (cost $249,153,261), or 39.2% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Other Information section.

See notes to financial statements.
150 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Country Diversification
% of Long-Term
Country	Investments
United States	84.6%
Luxembourg	2.4%
United Kingdom	2.4%
Japan	2.1%
Canada	1.9%
Ireland	1.6%
Brazil	1.6%
Other	3.4%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
Investments in Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$605,302,616	$—	$605,302,616
Securities Lending Collateral	—	38,101,634	—	38,101,634
Total Assets	$—	$643,404,250	$—	$643,404,250

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 151

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 92.8%
Communications – 23.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 02/15/26	$6,206,000	$6,454,240
5.50% due 05/01/26	3,762,000	3,859,586
5.88% due 05/01/27	2,234,000	2,323,360
5.25% due 03/15/21	1,207,000	1,234,912
Altice Financing S.A.
7.50% due 05/15/26[1]	6,750,000	7,070,625
Sprint Corp.
7.25% due 09/15/21	5,237,000	5,590,497
T-Mobile USA, Inc.
6.50% due 01/15/26	5,043,000	5,528,388
DISH DBS Corp.
6.75% due 06/01/21	4,874,000	5,202,995
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
5.13% due 12/15/21[1]	3,275,000	3,299,218
Sprint Communications, Inc.
11.50% due 11/15/21	2,399,000	2,926,780
CenturyLink, Inc.
6.45% due 06/15/21	2,849,000	2,849,000
CSC Holdings LLC
6.75% due 11/15/21	2,595,000	2,796,113
Hughes Satellite Systems Corp.
7.63% due 06/15/21	2,134,000	2,368,740
TIBCO Software, Inc.
11.38% due 12/01/21[1]	2,030,000	2,212,700
Frontier Communications Corp.
6.25% due 09/15/21	1,426,000	1,058,805
9.25% due 07/01/21	918,000	740,716
Level 3 Financing, Inc.
6.13% due 01/15/21	1,666,000	1,697,238
Sinclair Television Group, Inc.
5.38% due 04/01/21[2]	1,361,000	1,395,025
Virgin Media Secured Finance plc
5.25% due 01/15/21	1,100,000	1,170,125
TEGNA, Inc.
4.88% due 09/15/21[1]	1,003,000	1,025,568
Windstream Services LLC / Windstream Finance Corp.
7.75% due 10/01/21	1,311,000	996,360
Lamar Media Corp.
5.75% due 02/01/26	918,000	989,145
West Corp.
4.75% due 07/15/21[1]	868,000	881,020
Anixter, Inc.
5.13% due 10/01/21	569,000	604,804
CommScope, Inc.
5.00% due 06/15/21[1]	514,000	528,713
Netflix, Inc.
5.38% due 02/01/21	391,000	416,415
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	291,000	296,093
Mediacom Broadband LLC / Mediacom Broadband Corp.
5.50% due 04/15/21	204,000	207,825
GCI, Inc.
6.75% due 06/01/21	188,000	191,525
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	199,000	186,314
Total Communications		66,102,845

Consumer, Non-cyclical – 14.8%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	4,297,000	4,254,030
5.63% due 12/01/21[1]	2,073,000	1,935,664
6.75% due 08/15/21[1]	1,868,000	1,830,640
Tenet Healthcare Corp.
4.38% due 10/01/21	2,152,000	2,162,760
4.50% due 04/01/21	1,719,000	1,738,339
LifePoint Health, Inc.
5.50% due 12/01/21	2,677,000	2,710,462
ADT Corp.
6.25% due 10/15/21	2,324,000	2,568,020
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	2,479,000	2,545,635
HCA Healthcare, Inc.
6.25% due 02/15/21	2,351,000	2,524,385
DJO Finco Incorporated / DJO Finance LLC /
DJO Finance Corp.
8.13% due 06/15/21[1]	2,336,000	2,223,580
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	2,227,000	2,098,948
Alliance One International, Inc.
9.88% due 07/15/21[2]	1,222,000	1,119,658
8.50% due 04/15/21[1,2]	461,000	484,050
B&G Foods, Inc.
4.63% due 06/01/21	1,311,000	1,334,336
Select Medical Corp.
6.38% due 06/01/21	1,276,000	1,314,280
Hertz Corp.
7.38% due 01/15/21[2]	1,214,000	1,223,105
Edgewell Personal Care Co.
4.70% due 05/19/21	1,114,000	1,165,383
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	1,142,000	1,155,019
Kinetic Concepts Incorporated / KCI USA Inc
12.50% due 11/01/21[1]	973,000	1,089,760
Surgery Center Holdings, Inc.
8.88% due 04/15/21[1]	1,020,000	1,032,750
RR Donnelley & Sons Co.
7.88% due 03/15/21	887,000	921,371
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	799,000	823,969
Ceridian HCM Holding, Inc.
11.00% due 03/15/21[1]	766,000	807,173

See notes to financial statements.
152 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.8% (continued)
Consumer, Non-cyclical – 14.8% (continued)
Revlon Consumer Products Corp.
5.75% due 02/15/21[2]	$895,000	$714,881
Rent-A-Center, Inc.
4.75% due 05/01/21[2]	610,000	573,400
SUPERVALU, Inc.
6.75% due 06/01/21	510,000	495,975
Garda World Security Corp.
7.25% due 11/15/21[1]	406,000	417,165
Prestige Brands, Inc.
5.38% due 12/15/21[1]	396,000	405,900
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	237,000	238,185
Total Consumer, Non-cyclical		41,908,823

Energy – 13.0%
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	2,329,000	2,346,467
SESI LLC
7.13% due 12/15/21	2,289,000	2,346,224
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21	1,834,000	1,907,359
Weatherford International Ltd.
7.75% due 06/15/21	1,784,000	1,826,370
Chesapeake Energy Corp.
6.13% due 02/15/21	1,160,000	1,174,500
5.38% due 06/15/21	579,000	561,630
Unit Corp.
6.63% due 05/15/21	1,665,000	1,677,488
Cloud Peak Energy Resources LLC /
Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	1,530,000	1,643,794
Sanchez Energy Corp.
7.75% due 06/15/21	1,659,000	1,580,198
Extraction Oil & Gas Incorporated /
Extraction Finance Corp.
7.88% due 07/15/21[1]	1,426,000	1,515,125
Denbury Resources, Inc.
9.00% due 05/15/21[1]	1,478,000	1,429,965
Range Resources Corp.
5.75% due 06/01/21	1,310,000	1,362,400
Baytex Energy Corp.
5.13% due 06/01/21[1]	1,318,000	1,265,280
DCP Midstream Operating, LP
4.75% due 09/30/21[1]	1,222,000	1,261,715
Enviva Partners Limited Partnership /
Enviva Partners Finance Corp.
8.50% due 11/01/21	1,063,000	1,140,068
Transocean, Inc.
8.38% due 12/15/21	1,020,000	1,119,409
SM Energy Co.
6.50% due 11/15/21	1,083,000	1,096,538
NuStar Logistics, LP
6.75% due 02/01/21	1,010,000	1,083,225
Oasis Petroleum, Inc.
6.50% due 11/01/21	1,067,000	1,083,005
Martin Midstream Partners Limited Partnership /
Martin Midstream Finance Corp.
7.25% due 02/15/21	968,000	989,780
KCA Deutag UK Finance plc
7.25% due 05/15/21[1]	1,000,000	970,000
American Midstream Partners Limited Partnership /
American Midstream Finance Corp.
8.50% due 12/15/21	893,000	937,650
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	903,000	935,169
Ensco plc
4.70% due 03/15/21	897,000	883,545
WPX Energy, Inc.
6.00% due 01/15/22	814,000	842,490
Energen Corp.
4.63% due 09/01/21	764,000	775,460
Precision Drilling Corp.
6.50% due 12/15/21	755,000	771,988
Forum Energy Technologies, Inc.
6.25% due 10/01/21	764,000	764,000
Williams Companies, Inc.
7.88% due 09/01/21	632,000	739,440
Genesis Energy Limited Partnership /
Genesis Energy Finance Corp.
5.75% due 02/15/21	714,000	722,925
Total Energy		36,753,207

Financial – 11.9%
Blackstone CQP Holdco, LP
6.50% due 03/20/21[1]	3,924,000	3,987,764
Navient Corp.
6.63% due 07/26/21	1,874,000	1,986,440
5.88% due 03/25/21	1,719,000	1,794,206
Equinix, Inc.
5.88% due 01/15/26	3,120,000	3,392,999
HUB International Ltd.
7.88% due 10/01/21[1]	2,894,000	3,013,377
Genworth Holdings, Inc.
7.63% due 09/24/21	1,839,000	1,806,818
7.20% due 02/15/21	918,000	897,345
Springleaf Finance Corp.
7.75% due 10/01/21	1,707,000	1,896,904
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	1,682,000	1,712,486
FBM Finance, Inc.
8.25% due 08/15/21[1]	1,451,000	1,556,198
Aircastle Ltd.
5.13% due 03/15/21	1,207,000	1,282,438
Radian Group, Inc.
7.00% due 03/15/21	1,106,000	1,247,015

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 153

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.8% (continued)
Financial – 11.9% (continued)
Ally Financial, Inc.
4.25% due 04/15/21	$1,072,000	$1,113,540
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	1,051,000	1,092,462
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	995,000	1,036,044
Credit Acceptance Corp.
6.13% due 02/15/21	953,000	970,869
Iron Mountain US Holdings, Inc.
5.38% due 06/01/26[1]	811,000	853,578
iStar, Inc.
6.50% due 07/01/21	814,000	850,630
Iron Mountain, Inc.
4.38% due 06/01/21[1]	804,000	827,734
Enova International, Inc.
9.75% due 06/01/21	704,000	749,760
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	700,000	731,500
Crescent Communities LLC/Crescent Ventures, Inc.
8.88% due 10/15/21[1]	486,000	518,805
RHP Hotel Properties Limited Partnership /
RHP Finance Corp.
5.00% due 04/15/21	189,000	193,253
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	188,000	191,055
Total Financial		33,703,220

Consumer, Cyclical – 11.2%
MGM Resorts International
6.63% due 12/15/21	3,152,000	3,514,447
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Prope
11.00% due 10/01/21	2,666,000	2,839,290
L Brands, Inc.
6.63% due 04/01/21	2,257,000	2,494,233
Rite Aid Corp.
6.75% due 06/15/21	2,211,000	2,199,945
CalAtlantic Group, Inc.
8.38% due 01/15/21	806,000	934,960
6.25% due 12/15/21	714,000	788,078
Boyd Gaming Corp.
6.38% due 04/01/26	1,458,000	1,592,865
Springs Industries, Inc.
6.25% due 06/01/21	1,530,000	1,568,250
Air Canada
7.75% due 04/15/21[1,2]	1,207,000	1,385,033
Lennar Corp.
4.75% due 04/01/21	814,000	855,718
4.13% due 01/15/22	510,000	523,388
GameStop Corp.
6.75% due 03/15/21[1,2]	1,222,000	1,280,045
KB Home
7.00% due 12/15/21	1,107,000	1,242,607
Rivers Pittsburgh Borrower Limited Partnership/
Rivers Pittsburgh Finance Corp.
6.13% due 08/15/21[1]	1,122,000	1,130,415
American Axle & Manufacturing, Inc.
6.25% due 03/15/21[2]	1,072,000	1,101,480
PulteGroup, Inc.
4.25% due 03/01/21	918,000	954,352
Taylor Morrison Communities Incorporated /
Taylor Morrison Holdings II Inc
5.25% due 04/15/21[1]	860,000	877,054
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	903,000	860,108
Scientific Games International, Inc.
6.63% due 05/15/21	764,000	790,740
KFC Holding Company/Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.25% due 06/01/26[1]	714,000	756,840
TRI Pointe Group, Inc.
4.88% due 07/01/21	694,000	728,700
Seminole Hard Rock Entertainment Inc. /
Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	706,000	720,120
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.13% due 12/01/24	610,000	667,188
Scotts Miracle-Gro Co.
5.25% due 12/15/26	406,000	428,838
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	363,000	372,075
Churchill Downs, Inc.
5.38% due 12/15/21	264,000	271,920
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 04/15/21	227,000	236,080
William Carter Co.
5.25% due 08/15/21	189,000	194,788
Yum! Brands, Inc.
3.75% due 11/01/21	189,000	193,961
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	77,000	78,925
Total Consumer, Cyclical		31,582,443

Basic Materials – 6.7%
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	2,971,000	3,089,839
ArcelorMittal
6.00% due 03/01/21	2,130,000	2,308,665
WR Grace & Co.
5.13% due 10/01/21[1]	1,923,000	2,040,784
Aleris International, Inc.
9.50% due 04/01/21[1]	1,699,000	1,796,692
Freeport-McMoRan, Inc.
4.00% due 11/14/21	1,372,000	1,386,406

See notes to financial statements.
154 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 92.8% (continued)
Basic Materials – 6.7% (continued)
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[1]	$1,000,000	$1,135,000
Vedanta Resources plc
8.25% due 06/07/21[1]	1,000,000	1,117,500
Teck Resources Ltd.
4.50% due 01/15/21	1,018,000	1,057,448
Allegheny Technologies, Inc.
5.95% due 01/15/21	1,022,000	1,052,660
Eldorado International. Finance GmbH
8.63% due 06/16/21[1]	1,000,000	1,030,000
Steel Dynamics, Inc.
5.13% due 10/01/21	903,000	928,961
AK Steel Corp.
7.63% due 10/01/21[2]	814,000	846,560
Rain CII Carbon LLC / CII Carbon Corp.
8.25% due 01/15/21[1,2]	700,000	720,125
Century Aluminum Co.
7.50% due 06/01/21[1]	510,000	528,488
Total Basic Materials		19,039,128

Industrial – 6.4%
Bombardier, Inc.
8.75% due 12/01/21[1]	3,608,000	4,009,426
Clean Harbors, Inc.
5.13% due 06/01/21	2,023,000	2,053,345
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	1,785,613	1,824,673
CEVA Group plc
7.00% due 03/01/21[1,2]	1,035,000	1,003,950
9.00% due 09/01/21[1]	750,000	688,125
Tervita Escrow Corp.
7.63% due 12/01/21[1]	1,500,000	1,526,250
Graphic Packaging International, Inc.
4.75% due 04/15/21	1,164,000	1,228,602
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.00% due 06/30/21[1]	1,100,000	1,134,375
Xerium Technologies, Inc.
9.50% due 08/15/21	1,018,000	1,038,360
CPG Merger Sub LLC
8.00% due 10/01/21[1]	972,000	1,010,880
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	799,000	820,273
Manitowoc Company, Inc.
12.75% due 08/15/21[1]	510,000	589,050
CNH Industrial Capital LLC
3.88% due 10/15/21	510,000	522,750
WESCO Distribution, Inc.
5.38% due 12/15/21	204,000	209,355
Gibraltar Industries, Inc.
6.25% due 02/01/21	189,000	192,875
Triumph Group, Inc.
4.88% due 04/01/21[2]	189,000	186,638
Total Industrial		18,038,927

Technology – 4.4%
BMC Software Finance, Inc.
8.13% due 07/15/21[1]	4,195,000	4,267,111
Sensata Technologies UK Financing Company plc
6.25% due 02/15/26[1]	2,260,000	2,469,050
Harland Clarke Holdings Corp.
9.25% due 03/01/21[1]	1,630,000	1,654,450
Blackboard, Inc.
9.75% due 10/15/21[1,2]	1,530,000	1,392,300
NCR Corp.
5.88% due 12/15/21	699,000	721,123
4.63% due 02/15/21	391,000	393,933
Dell, Inc.
4.63% due 04/01/21	819,000	848,689
Donnelley Financial Solutions, Inc.
8.25% due 10/15/24	610,000	654,988
Amkor Technology, Inc.
6.63% due 06/01/21	108,000	110,160
Total Technology		12,511,804

Utilities – 1.0%
DPL, Inc.
7.25% due 10/15/21	1,869,000	2,076,926
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	799,000	814,980
Total Utilities		2,891,906
Total Corporate Bonds
(Cost $261,610,366)		262,532,303
SECURITIES LENDING COLLATERAL††,3 – 3.3%
Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04%
due 12/01/17	2,156,947	2,156,947
Citigroup Global Markets, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	2,156,947	2,156,947
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05%
due 12/01/17	2,156,947	2,156,947

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 155

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 – 3.3% (continued)
Repurchase Agreements (continued)
Daiwa Capital Markets America
issued 11/30/17 at 1.06%
due 12/01/17	$2,156,947	$2,156,947
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02%
due 12/01/17	639,148	639,148
Total Securities Lending Collateral
(Cost $9,266,936)		9,266,936
Total Investments – 96.1%
(Cost $270,877,302)		$271,799,239
Other Assets & Liabilities, net – 3.9%		10,938,647
Total Net Assets – 100.0%		$282,737,886

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $108,237,352 (cost $107,880,316), or 38.3% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	82.4%
Canada	6.8%
Luxembourg	3.9%
United Kingdom	3.2%
Marshall Islands	1.3%
Bermuda	0.7%
Other	1.7%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$262,532,303	$—	$262,532,303
Securities Lending Collateral	—	9,266,936	—	9,266,936
Total Assets	$—	$271,799,239	$—	$271,799,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
156 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3%
Communications – 22.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27	$2,971,000	$2,950,573
5.25% due 09/30/22	1,050,000	1,080,844
SFR Group S.A.
6.00% due 05/15/22[1]	3,600,000	3,633,767
Sprint Communications, Inc.
6.00% due 11/15/22	2,172,000	2,199,149
9.25% due 04/15/22	238,000	289,170
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	2,555,000	2,436,831
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	2,290,000	2,330,795
Frontier Communications Corp.
10.50% due 09/15/22	1,654,000	1,314,930
8.75% due 04/15/22	668,000	499,330
DISH DBS Corp.
5.88% due 07/15/22	1,680,000	1,734,600
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[1]	1,450,000	1,497,125
CenturyLink, Inc.
5.80% due 03/15/22	1,318,000	1,265,280
CSC Holdings LLC
5.50% due 04/15/27[1]	1,150,000	1,168,688
T-Mobile USA, Inc.
4.00% due 04/15/22	500,000	515,000
5.38% due 04/15/27	400,000	429,000
Inmarsat Finance plc
4.88% due 05/15/22[1]	830,000	847,638
Level 3 Financing, Inc.
5.38% due 08/15/22	775,000	782,750
Consolidated Communications, Inc.
6.50% due 10/01/22	812,000	743,995
McClatchy Co.
9.00% due 12/15/22[2]	694,000	725,664
Time, Inc.
5.75% due 04/15/22[1,2]	690,000	723,638
Netflix, Inc.
5.50% due 02/15/22	668,000	713,925
Cablevision Systems Corp.
5.88% due 09/15/22	682,000	676,885
Altice Financing S.A.
6.50% due 01/15/22[1]	650,000	672,750
LIN Television Corp.
5.88% due 11/15/22	636,000	665,415
Sirius XM Radio, Inc.
3.88% due 08/01/22[1]	600,000	607,620
Level 3 Parent LLC
5.75% due 12/01/22	521,000	527,163
Acosta, Inc.
7.75% due 10/01/22[1]	690,000	503,700
Urban One, Inc.
7.38% due 04/15/22[1]	500,000	495,000
Intelsat Jackson Holdings S.A.
9.50% due 09/30/22[1]	425,000	491,938
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	415,000	439,900
Sinclair Television Group, Inc.
6.13% due 10/01/22	410,000	426,913
Windstream Services LLC / Windstream Finance Corp.
7.50% due 06/01/22[2]	572,000	426,140
Cable One, Inc.
5.75% due 06/15/22[1]	288,000	298,800
AMC Networks, Inc.
4.75% due 12/15/22	290,000	297,497
Match Group, Inc.
6.75% due 12/15/22	190,000	194,988
Total Communications		34,607,401

Consumer, Non-cyclical – 17.5%
Tenet Healthcare Corp.
8.13% due 04/01/22	2,574,000	2,557,912
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	1,181,000	1,155,904
6.50% due 03/15/22[1]	1,000,000	1,052,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,998,000	2,061,636
HCA, Inc.
7.50% due 02/15/22	1,814,000	2,049,819
Envision Healthcare Corp.
5.63% due 07/15/22	830,000	850,750
5.13% due 07/01/22[1]	650,000	641,063
Post Holdings, Inc.
5.75% due 03/01/27[1]	1,400,000	1,435,420
Hertz Corp.
7.63% due 06/01/22[1,2]	1,000,000	1,034,720
6.25% due 10/15/22[2]	382,000	366,720
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[2]	2,302,000	1,398,465
Ortho-Clinical, Inc.
6.63% due 05/15/22[1]	1,250,000	1,243,750
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.75% due 08/01/22[1,2]	1,146,000	1,062,915
Centene Corp.
4.75% due 05/15/22	878,000	915,763
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1,2]	890,000	898,900
Molina Healthcare, Inc.
5.38% due 11/15/22	668,000	701,400
DaVita, Inc.
5.75% due 08/15/22	577,000	594,959
Endo Finance LLC
5.75% due 01/15/22[1]	690,000	577,875

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 157

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Consumer, Non-cyclical – 17.5% (continued)
ADT Corp.
3.50% due 07/15/22	$549,000	$549,686
Herc Rentals, Inc.
7.50% due 06/01/22[1]	474,000	513,105
Avon International Operations, Inc.
7.88% due 08/15/22[1]	478,000	486,217
Kindred Healthcare, Inc.
6.38% due 04/15/22	500,000	475,000
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	390,000	395,850
Cott Beverages, Inc.
5.38% due 07/01/22	367,000	381,697
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	300,000	317,250
Syniverse Holdings, Inc.
9.13% due 01/15/22	300,000	306,750
Edgewell Personal Care Co.
4.70% due 05/24/22	286,000	298,870
C&S Group Enterprises, Inc.
5.38% due 07/15/22[1]	300,000	279,000
SUPERVALU, Inc.
7.75% due 11/15/22[2]	286,000	278,850
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	249,000	217,875
Cimpress N.V.
7.00% due 04/01/22[1]	200,000	207,000
Quad/Graphics, Inc.
7.00% due 05/01/22	200,000	206,000
Halyard Health, Inc.
6.25% due 10/15/22	190,000	199,025
RR Donnelley & Sons Co.
7.00% due 02/15/22	190,000	197,838
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	190,000	197,125
TreeHouse Foods, Inc.
4.88% due 03/15/22	190,000	192,613
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	190,000	190,739
Cardtronics, Inc.
5.13% due 08/01/22	190,000	186,675
Total Consumer, Non-cyclical		26,677,636

Energy – 15.5%
Chesapeake Energy Corp.
8.00% due 12/15/22[1]	1,629,000	1,745,065
4.88% due 04/15/22	300,000	280,500
CNX Resources Corp.
5.88% due 04/15/22	1,828,000	1,878,269
Continental Resources, Inc.
5.00% due 09/15/22	1,741,000	1,780,172
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	1,194,000	1,219,373
Range Resources Corp.
5.88% due 07/01/22	478,000	493,535
5.00% due 08/15/22	488,000	488,610
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75% due 08/01/22	926,000	961,605
Southwestern Energy Co.
4.10% due 03/15/22	968,000	955,900
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22	908,000	946,590
Antero Resources Corp.
5.13% due 12/01/22	916,000	943,480
Transocean, Inc.
5.80% due 10/15/22[2]	859,000	856,853
WPX Energy, Inc.
6.00% due 01/15/22	800,000	828,000
QEP Resources, Inc.
5.38% due 10/01/22	790,000	812,713
Ultra Resources, Inc.
6.88% due 04/15/22[1]	750,000	759,938
Tullow Oil plc
6.25% due 04/15/22[1]	750,000	758,438
RSP Permian, Inc.
6.63% due 10/01/22	716,000	755,380
Weatherford International Ltd.
4.50% due 04/15/22[2]	801,000	724,905
Newfield Exploration Co.
5.75% due 01/30/22	675,000	724,781
SM Energy Co.
6.13% due 11/15/22[2]	596,000	606,430
FTS International, Inc.
6.25% due 05/01/22	572,000	556,270
Rowan Companies, Inc.
4.88% due 06/01/22	572,000	548,937
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	534,000	536,670
KCA Deutag UK Finance plc
9.88% due 04/01/22[1]	500,000	528,750
PDC Energy, Inc.
7.75% due 10/15/22	476,000	495,188
CVR Refining LLC / Coffeyville Finance, Inc.
6.50% due 11/01/22	476,000	491,470
Peabody Energy Corp.
6.00% due 03/31/22[1]	400,000	413,000
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
10.50% due 03/15/22	384,000	408,000
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.50% due 08/15/22	300,000	303,750

See notes to financial statements.
158 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Energy – 15.5% (continued)
NuStar Logistics, LP
4.75% due 02/01/22	$250,000	$253,125
Parker Drilling Co.
6.75% due 07/15/22	300,000	244,125
Murphy Oil USA, Inc.
5.63% due 05/01/27	200,000	210,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22[2]	190,000	135,850
Total Energy		23,646,172

Consumer, Cyclical – 13.6%
Scientific Games International, Inc.
10.00% due 12/01/22	2,102,000	2,322,710
7.00% due 01/01/22[1]	1,848,000	1,954,260
International Game Technology plc
6.25% due 02/15/22[1]	2,100,000	2,302,125
L Brands, Inc.
5.63% due 02/15/22	930,000	1,005,980
MGM Resorts International
7.75% due 03/15/22	840,000	976,752
Lennar Corp.
4.13% due 01/15/22	500,000	513,125
4.75% due 11/15/22	382,000	404,920
Men’s Wearhouse, Inc.
7.00% due 07/01/22	908,000	877,355
American Tire Distributors, Inc.
10.25% due 03/01/22[1]	800,000	822,000
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[2]	701,000	726,411
Group 1 Automotive, Inc.
5.00% due 06/01/22	668,000	692,215
1011778 BC ULC / New Red Finance, Inc.
4.63% due 01/15/22[1]	668,000	684,700
PVH Corp.
4.50% due 12/15/22	668,000	681,360
National CineMedia LLC
6.00% due 04/15/22	668,000	679,690
WMG Acquisition Corp.
6.75% due 04/15/22[1]	476,000	499,500
5.63% due 04/15/22[1]	86,000	89,118
AV Homes, Inc.
6.63% due 05/15/22	500,000	523,769
Brookfield Residential Properties Inc. /
Brookfield Residential US Corp.
6.13% due 07/01/22[1]	478,000	501,446
KB Home
7.50% due 09/15/22	430,000	495,575
K Hovnanian Enterprises, Inc.
10.00% due 07/15/22[1]	400,000	438,000
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	425,000
Cedar Fair LP / Canada’s Wonderland Co. / Magnum
Management Corp. / Millenium Op
5.38% due 04/15/27	400,000	422,000
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	382,000	361,468
New Home Company, Inc.
7.25% due 04/01/22	300,000	312,000
CEC Entertainment, Inc.
8.00% due 02/15/22	300,000	288,000
Meritage Homes Corp.
7.00% due 04/01/22	238,000	270,725
William Lyon Homes, Inc.
7.00% due 08/15/22	250,000	258,750
Penske Automotive Group, Inc.
5.75% due 10/01/22	226,000	233,063
CCM Merger, Inc.
6.00% due 03/15/22[1]	200,000	206,000
Conn’s, Inc.
7.25% due 07/15/22	200,000	200,500
Regal Entertainment Group
5.75% due 03/15/22	190,000	196,650
Cinemark USA, Inc.
5.13% due 12/15/22	190,000	195,225
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	278,000	159,850
CalAtlantic Group, Inc.
5.38% due 10/01/22	94,000	101,873
Total Consumer, Cyclical		20,822,115

Industrial – 9.2%
Bombardier, Inc.
6.00% due 10/15/22[1]	1,146,000	1,127,377
5.75% due 03/15/22[1]	382,000	378,180
XPO Logistics, Inc.
6.50% due 06/15/22[1]	1,242,000	1,302,548
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	1,146,000	1,177,858
TransDigm, Inc.
6.00% due 07/15/22	938,000	969,657
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[1]	876,000	897,790
KLX, Inc.
5.88% due 12/01/22[1]	774,000	811,733
Amsted Industries, Inc.
5.00% due 03/15/22[1]	668,000	688,875
Ball Corp.
5.00% due 03/15/22	599,000	645,422
Moog, Inc.
5.25% due 12/01/22[1]	564,000	587,265
Griffon Corp.
5.25% due 03/01/22	514,000	526,362

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 159

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Industrial – 9.2% (continued)
Graphic Packaging International, Inc.
4.88% due 11/15/22	$476,000	$508,725
EnPro Industries, Inc.
5.88% due 09/15/22	476,000	497,420
General Cable Corp.
5.75% due 10/01/22	476,000	489,090
Sealed Air Corp.
4.88% due 12/01/22[1]	440,000	468,600
Airxcel, Inc.
8.50% due 02/15/22[1]	300,000	318,000
Hillman Group, Inc.
6.38% due 07/15/22[1]	300,000	297,750
GFL Environmental, Inc.
5.63% due 05/01/22[1]	250,000	258,750
New Enterprise Stone & Lime Company, Inc.
10.13% due 04/01/22[1]	200,000	217,500
AECOM Global II LLC / URS Fox US, LP
5.00% due 04/01/22	200,000	206,750
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	190,000	199,975
AECOM
5.75% due 10/15/22	190,000	199,025
Berry Global, Inc.
5.50% due 05/15/22	190,000	197,125
Silgan Holdings, Inc.
5.50% due 02/01/22	190,000	195,463
Covanta Holding Corp.
6.38% due 10/01/22	190,000	195,225
Actuant Corp.
5.63% due 06/15/22	190,000	194,275
Triumph Group, Inc.
5.25% due 06/01/22	190,000	186,913
Oshkosh Corp.
5.38% due 03/01/22	142,000	147,325
Zebra Technologies Corp.
7.25% due 10/15/22	114,000	120,427
Total Industrial		14,011,405

Financial – 6.5%
Navient Corp.
6.50% due 06/15/22	700,000	735,875
7.25% due 01/25/22	572,000	618,475
Equinix, Inc.
5.38% due 05/15/27	1,000,000	1,084,400
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	1,005,000	1,031,381
Ally Financial, Inc.
4.13% due 02/13/22	478,000	494,582
4.63% due 05/19/22	324,000	341,820
Springleaf Finance Corp.
6.13% due 05/15/22	800,000	834,000
CIT Group, Inc.
5.00% due 08/15/22	708,000	758,445
SBA Communications Corp.
4.88% due 07/15/22	668,000	693,050
VFH Parent LLC / Orchestra Company-Issuer, Inc.
6.75% due 06/15/22[1]	500,000	525,625
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp.
6.25% due 02/01/22	500,000	521,250
CoreCivic, Inc.
5.00% due 10/15/22	478,000	501,900
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	400,000	408,500
iStar, Inc.
6.00% due 04/01/22	300,000	311,625
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25% due 03/15/22[1]	295,000	305,325
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	286,000	290,290
CyrusOne, Inc.
5.38% due 03/15/27	200,000	210,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	190,000	201,757
GEO Group, Inc.
5.88% due 01/15/22	94,000	97,408
Total Financial		9,965,708

Basic Materials – 6.2%
Freeport-McMoRan, Inc.
3.55% due 03/01/22	2,691,000	2,660,726
6.75% due 02/01/22	300,000	312,000
Tronox Finance LLC
7.50% due 03/15/22[1]	1,000,000	1,050,000
Teck Resources Ltd.
4.75% due 01/15/22	900,000	949,500
First Quantum Minerals Ltd.
7.25% due 05/15/22[1]	850,000	886,125
Ashland LLC
4.75% due 08/15/22	764,000	798,380
Platform Specialty Products Corp.
6.50% due 02/01/22[1]	764,000	791,695
Signode Industrial Group Lux S.A./Signode
Industrial Group US, Inc.
6.38% due 05/01/22[1]	500,000	516,875
New Gold, Inc.
6.25% due 11/15/22[1]	394,000	407,790
Cascades, Inc.
5.50% due 07/15/22[1]	372,000	385,485
Ferroglobe plc
9.38% due 03/01/22[1]	300,000	327,375

See notes to financial statements.
160 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.3% (continued)
Basic Materials – 6.2% (continued)
Eco Services, Inc.
8.50% due 11/01/22[1]	$200,000	$209,375
Huntsman International LLC
5.13% due 11/15/22	190,000	205,675
Total Basic Materials		9,501,001

Utilities – 3.0%
Dynegy, Inc.
7.38% due 11/01/22	1,754,000	1,878,972
NRG Energy, Inc.
6.25% due 07/15/22	954,000	998,123
Terraform Global Operating LLC
9.75% due 08/15/22[1]	860,000	954,600
Calpine Corp.
6.00% due 01/15/22[1]	668,000	690,545
Total Utilities		4,522,240

Technology – 2.8%
Infor US, Inc.
6.50% due 05/15/22	1,360,000	1,407,600
Harland Clarke Holdings Corp.
8.38% due 08/15/22[1]	750,000	783,750
NCR Corp.
5.00% due 07/15/22	764,000	779,280
Advanced Micro Devices, Inc.
7.50% due 08/15/22	476,000	540,260
CURO Financial Technologies Corp.
12.00% due 03/01/22[1]	400,000	442,000
Everi Payments, Inc.
10.00% due 01/15/22	300,000	325,898
Total Technology		4,278,788

Diversified – 0.4%
HRG Group, Inc.
7.75% due 01/15/22	572,000	594,880
Total Corporate Bonds
(Cost $147,332,593)		148,627,346
SECURITIES LENDING COLLATERAL††,3 – 5.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	1,844,274	1,844,274
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04% due 12/01/17	1,844,274	1,844,274
Nomura Securities International, Inc.
issued 11/30/17 at 1.05% due 12/01/17	1,844,274	1,844,274
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05% due 12/01/17	1,844,274	1,844,274
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02% due 12/01/17	546,514	546,514
Total Securities Lending Collateral
(Cost $7,923,610)		7,923,610
Total Investments - 102.5%
(Cost $155,256,203)		$156,550,956
Other Assets & Liabilities, net - (2.5)%		(3,751,043)
Total Net Assets - 100.0%		$152,799,913

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $62,557,046 (cost $62,075,119), or 40.9% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	84.9%
Canada	4.5%
United Kingdom	3.2%
Luxembourg	3.1%
France	2.4%
Ireland	0.6%
Cayman Islands	0.6%
Other	0.7%
Total Long-Term Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 161

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$148,627,346	$—	$148,627,346
Securities Lending Collateral	—	7,923,610	—	7,923,610
Total Assets	$—	$156,550,956	$—	$156,550,956

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
162 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.0%
Consumer, Non-cyclical – 17.6%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	$1,400,000	$1,228,220
5.50% due 03/01/23[1]	600,000	516,750
CHS/Community Health Systems, Inc.
6.25% due 03/31/23	1,200,000	1,127,999
Tenet Healthcare Corp.
6.75% due 06/15/23[2]	900,000	844,857
HCA, Inc.
5.88% due 05/01/23	600,000	637,500
Jaguar Holding Company II / Pharmaceutical
Product Development LLC
6.38% due 08/01/23[1]	500,000	516,250
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	600,000	472,500
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	430,000	434,300
Kronos Acquisition Holdings
9.00% due 08/15/23[1]	400,000	377,000
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.63% due 10/15/23[1,2]	400,000	353,000
Kindred Healthcare, Inc.
8.75% due 01/15/23[2]	350,000	351,750
RegionalCare Hospital Partners Holdings, Inc.
8.25% due 05/01/23[1]	300,000	308,250
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	300,000	306,675
Dean Foods Co.
6.50% due 03/15/23[1]	300,000	298,500
Avon Products, Inc.
7.00% due 03/15/23	350,000	288,969
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23	350,000	274,750
ADT Corp.
4.13% due 06/15/23	260,000	263,411
LifePoint Health, Inc.
5.88% due 12/01/23	250,000	255,313
Horizon Pharma, Inc.
6.63% due 05/01/23	250,000	245,000
Central Garden & Pet Co.
6.13% due 11/15/23	200,000	213,500
Sterigenics-Nordion Holdings LLC
6.50% due 05/15/23[1]	200,000	210,500
RR Donnelley & Sons Co.
6.50% due 11/15/23[2]	180,000	173,700
AMAG Pharmaceuticals, Inc.
7.88% due 09/01/23[1]	125,000	123,125
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	105,250
HealthSouth Corp.
5.13% due 03/15/23	100,000	102,820
WEX, Inc.
4.75% due 02/01/23[1]	100,000	102,563
United Rentals North America, Inc.
4.63% due 07/15/23	80,000	82,700
Mallinckrodt International Finance S.A.
4.75% due 04/15/23	100,000	81,875
Total Consumer, Non-cyclical		10,297,027

Communications – 16.1%
Sprint Corp.
7.88% due 09/15/23	2,130,000	2,300,400
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/23	600,000	622,500
5.13% due 02/15/23	400,000	411,000
Altice Financing S.A.
6.63% due 02/15/23[1]	950,000	976,125
DISH DBS Corp.
5.00% due 03/15/23	700,000	686,000
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	575,000	601,234
Intelsat Jackson Holdings S.A.
5.50% due 08/01/23	500,000	410,625
Altice US Finance I Corp.
5.38% due 07/15/23[1]	400,000	408,000
CenturyLink, Inc.
6.75% due 12/01/23[2]	400,000	386,880
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.50% due 01/15/23[1]	360,000	369,900
Level 3 Financing, Inc.
5.13% due 05/01/23	350,000	350,875
Quebecor Media, Inc.
5.75% due 01/15/23	300,000	321,750
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[1]	300,000	320,250
Univision Communications, Inc.
5.13% due 05/15/23[1]	306,000	306,765
Frontier Communications Corp.
7.13% due 01/15/23	300,000	211,500
Plantronics, Inc.
5.50% due 05/31/23[1]	200,000	208,750
Windstream Services LLC / Windstream Finance Corp.
6.38% due 08/01/23[2]	200,000	136,000
7.50% due 04/01/23	100,000	70,250
Anixter, Inc.
5.50% due 03/01/23	100,000	108,000
VeriSign, Inc.
4.63% due 05/01/23	100,000	103,375
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	103,000
Total Communications		9,413,179

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 163

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.0% (continued)
Energy – 15.0%
Continental Resources, Inc.
4.50% due 04/15/23	$578,000	$591,004
Transocean, Inc.
9.00% due 07/15/23[1]	545,000	590,643
Sunoco, LP / Sunoco Finance Corp.
6.38% due 04/01/23	400,000	424,500
TerraForm Power Operating LLC
6.37% due 02/01/23[1,3]	400,000	422,100
Antero Resources Corp.
5.63% due 06/01/23	400,000	419,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.25% due 04/01/23	400,000	416,000
QEP Resources, Inc.
5.25% due 05/01/23	400,000	407,000
Weatherford International Ltd.
8.25% due 06/15/23	400,000	400,000
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
4.25% due 11/15/23	300,000	296,625
5.25% due 05/01/23	100,000	102,750
Range Resources Corp.
5.00% due 03/15/23	400,000	398,000
Sanchez Energy Corp.
6.13% due 01/15/23[2]	400,000	339,500
Energy Transfer Equity, LP
5.88% due 01/15/24	300,000	323,250
Matador Resources Co.
6.88% due 04/15/23	300,000	318,000
MEG Energy Corp.
6.38% due 01/30/23[1]	300,000	276,375
Laredo Petroleum, Inc.
6.25% due 03/15/23	250,000	258,125
DCP Midstream Operating, LP
3.88% due 03/15/23	229,000	229,573
WPX Energy, Inc.
8.25% due 08/01/23	200,000	226,750
Weatherford International Ltd. Bermuda
9.88% due 02/15/24	200,000	210,750
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23[2]	200,000	205,750
Gulfport Energy Corp.
6.63% due 05/01/23	200,000	205,500
Eclipse Resources Corp.
8.88% due 07/15/23	200,000	205,500
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23	200,000	204,000
SM Energy Co.
6.50% due 01/01/23	200,000	203,000
Whiting Petroleum Corp.
6.25% due 04/01/23	200,000	201,000
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	193,000	197,343
Chesapeake Energy Corp.
5.75% due 03/15/23	200,000	185,000
Seven Generations Energy Ltd.
6.88% due 06/30/23[1]	150,000	160,313
Williams Companies, Inc.
3.70% due 01/15/23	150,000	150,750
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	200,000	111,000
CNX Resources Corp.
8.00% due 04/01/23	100,000	107,250
Total Energy		8,786,351

Consumer, Cyclical – 14.8%
Rite Aid Corp.
6.13% due 04/01/23[1]	690,000	640,837
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	600,000	636,060
MGM Resorts International
6.00% due 03/15/23	550,000	607,750
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	500,000	520,000
PetSmart, Inc.
7.13% due 03/15/23[1]	600,000	439,500
BCD Aquisition, Inc.
9.63% due 09/15/23[1]	400,000	438,000
KB Home
7.63% due 05/15/23	300,000	345,750
Deck Chassis Acquisition, Inc.
10.00% due 06/15/23[1]	300,000	332,250
L Brands, Inc.
5.63% due 10/15/23	300,000	324,375
LTF Merger Sub, Inc.
8.50% due 06/15/23[1]	300,000	319,500
Cinemark USA, Inc.
4.88% due 06/01/23	300,000	306,750
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	137,940
5.25% due 11/15/23[1]	100,000	104,250
Diamond Resorts International, Inc.
7.75% due 09/01/23	200,000	218,000
Scotts Miracle-Gro Co.
6.00% due 10/15/23	200,000	213,750
Mattamy Group Corp.
6.88% due 12/15/23[1]	200,000	211,010
Interval Acquisition Corp.
5.63% due 04/15/23	200,000	209,500
Tempur Sealy International, Inc.
5.63% due 10/15/23	200,000	209,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1]	200,000	207,402

See notes to financial statements.
164 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.0% (continued)
Consumer, Cyclical – 14.8% (continued)
Brinker International, Inc.
3.88% due 05/15/23	$200,000	$196,500
JC Penney Corporation, Inc.
5.88% due 07/01/23[1]	200,000	189,000
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	175,000	187,688
WMG Acquisition Corp.
5.00% due 08/01/23[1]	165,000	171,394
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	154,000	155,925
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	108,000
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	106,875
Taylor Morrison Communities Incorporated /
Taylor Morrison Holdings II Inc
5.88% due 04/15/23[1]	100,000	106,562
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	106,030
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	105,500
Dana, Inc.
6.00% due 09/15/23	100,000	105,500
Lennar Corp.
4.88% due 12/15/23	100,000	105,375
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	105,250
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	104,500
TI Auotomotive Ltd.
8.75% due 07/15/23[1]	94,000	101,285
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	101,125
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	97,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[2]	100,000	93,250
Total Consumer, Cyclical		8,668,883

Industrial – 9.3%
Reynolds Group Issuer, Inc.
5.13% due 07/15/23[1]	752,000	781,140
Bombardier, Inc.
6.13% due 01/15/23[1]	700,000	692,440
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	600,000	618,000
Ball Corp.
4.00% due 11/15/23	500,000	515,625
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	490,000	514,647
RSI Home Products, Inc.
6.50% due 03/15/23[1]	400,000	416,000
XPO Logistics, Inc.
6.13% due 09/01/23[1]	300,000	318,000
Berry Global, Inc.
5.13% due 07/15/23	300,000	315,375
Kenan Advantage Group, Inc.
7.88% due 07/31/23[1]	300,000	312,000
Sealed Air Corp.
5.25% due 04/01/23[1]	200,000	215,500
EnerSys
5.00% due 04/30/23[1]	200,000	211,000
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	109,250
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	108,563
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	106,250
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	105,155
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	104,670
Total Industrial		5,443,615

Technology – 9.0%
First Data Corp.
7.00% due 12/01/23[1]	1,450,000	1,540,625
5.38% due 08/15/23[1]	300,000	312,000
Open Text Corp.
5.63% due 01/15/23[1]	600,000	628,872
EMC Corp./MA
3.38% due 06/01/23	500,000	482,842
Veritas DGC, Inc.
7.50% due 02/01/23[1]	300,000	315,750
Sophia Limited Partnership / Sophia Finance, Inc.
9.00% due 09/30/23[1]	300,000	313,500
Informatica LLC
7.13% due 07/15/23[1]	300,000	307,500
Riverbed Technology, Inc.
8.88% due 03/01/23[1]	300,000	283,500
Solera LLC / Solera Finance, Inc.
10.50% due 03/01/24[1]	200,000	226,000
NCR Corp.
6.38% due 12/15/23	200,000	211,250
Sensata Technologies BV
4.88% due 10/15/23[1]	200,000	209,600
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	106,250
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	104,750
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	100,000	104,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 165

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.0% (continued)
Technology – 9.0% (continued)
Brocade Communications Systems, Inc.
4.63% due 01/15/23	$100,000	$102,875
Total Technology		5,249,314

Basic Materials – 6.8%
Freeport-McMoRan, Inc.
3.88% due 03/15/23	1,020,000	1,013,472
First Quantum Minerals Ltd.
7.25% due 04/01/23[1]	500,000	529,999
A Schulman, Inc.
6.88% due 06/01/23	350,000	368,375
Allegheny Technologies, Inc.
7.88% due 08/15/23	300,000	327,375
Hudbay Minerals, Inc.
7.25% due 01/15/23[1]	300,000	322,125
CF Industries, Inc.
3.45% due 06/01/23	274,000	270,959
Vedanta Resources plc
7.13% due 05/31/23[1]	200,000	215,500
Chemours Co.
6.63% due 05/15/23	200,000	212,500
Cascades, Inc.
5.75% due 07/15/23[1]	200,000	211,000
Teck Resources Ltd.
3.75% due 02/01/23	182,000	184,503
PolyOne Corp.
5.25% due 03/15/23	100,000	107,750
Commercial Metals Co.
4.88% due 05/15/23	100,000	103,250
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	100,250
Total Basic Materials		3,967,058

Financial – 5.0%
Uniti Group Incorporated / CSL Capital LLC
8.25% due 10/15/23	500,000	481,250
6.00% due 04/15/23	264,000	261,360
Navient Corp.
5.50% due 01/25/23	400,000	402,000
7.25% due 09/25/23	300,000	324,750
CIT Group, Inc.
5.00% due 08/01/23	300,000	323,610
CoreCivic, Inc.
4.63% due 05/01/23	250,000	256,250
Alliant Holdings Intermediate LLC /
Alliant Holdings Company-Issuer
8.25% due 08/01/23[1]	200,000	210,000
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	200,000	202,500
Genworth Holdings, Inc.
4.90% due 08/15/23	200,000	173,500
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	105,250
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	100,000	103,750
GEO Group, Inc.
5.13% due 04/01/23	100,000	101,000
Total Financial		2,945,220

Utilities – 4.4%
Calpine Corp.
5.38% due 01/15/23[2]	550,000	549,999
NRG Energy, Inc.
6.63% due 03/15/23	400,000	415,840
AES Corp.
4.88% due 05/15/23	404,000	414,472
Dynegy, Inc.
5.88% due 06/01/23	355,000	368,313
NGL Energy Partners Limited Partnership /
NGL Energy Finance Corp.
7.50% due 11/01/23	300,000	309,750
InterGen NV
7.00% due 06/30/23[1]	300,000	291,750
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1]	200,000	209,000
Total Utilities		2,559,124
Total Corporate Bonds
(Cost $57,111,274)		57,329,771
SECURITIES LENDING COLLATERAL††,4 – 4.6%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	619,518	619,518
Citigroup Global Markets, Inc.
issued 11/30/17 at 1.05% due 12/01/17	619,518	619,518
Nomura Securities International, Inc.
issued 11/30/17 at 1.05% due 12/01/17	619,518	619,518
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05% due 12/01/17	619,518	619,518
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02% due 12/01/17	183,584	183,584
Total Securities Lending Collateral
(Cost $2,661,656)		2,661,656
Total Investments – 102.6%
(Cost $59,772,930)		$59,991,427
Other Assets & Liabilities, net – (2.6)%		(1,546,904)
Total Net Assets – 100.0%		$58,444,523

See notes to financial statements.
166 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $24,271,219 (cost $24,446,677), or 41.5% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	80.5%
Canada	9.4%
Luxembourg	2.6%
Netherlands	2.3%
Ireland	1.1%
Bermuda	1.1%
Cayman Islands	1.0%
Other	2.0%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$57,329,771	$—	$57,329,771
Securities Lending Collateral	—	2,661,656	—	2,661,656
Total Assets	$—	$59,991,427	$—	$59,991,427

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 167

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6%
Communications – 18.2%
Sprint Corp.
7.13% due 06/15/24	$500,000	$521,565
7.63% due 02/15/25	400,000	425,800
DISH DBS Corp.
5.88% due 11/15/24	400,000	404,500
SFR Group S.A.
6.25% due 05/15/24[1]	400,000	394,500
Videotron Ltd.
5.38% due 06/15/24[1]	200,000	216,750
Netflix, Inc.
5.75% due 03/01/24	200,000	214,000
Inmarsat Finance plc
6.50% due 10/01/24[1]	200,000	212,750
GTT Communications, Inc.
7.88% due 12/31/24[1]	200,000	211,348
CommScope, Inc.
5.50% due 06/15/24[1]	200,000	210,250
Virgin Media Finance plc
6.00% due 10/15/24[1]	200,000	207,750
Altice Finco S.A.
8.13% due 01/15/24[1]	200,000	205,000
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	202,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill
Global Education Finance
7.88% due 05/15/24[1]	200,000	200,250
CenturyLink, Inc.
7.50% due 04/01/24	200,000	195,500
Cincinnati Bell, Inc.
7.00% due 07/15/24[1]	200,000	194,500
Cengage Learning, Inc.
9.50% due 06/15/24[1,2]	200,000	180,000
Frontier Communications Corp.
7.63% due 04/15/24	200,000	141,500
Nexstar Broadcasting, Inc.
5.63% due 08/01/24[1]	125,000	128,125
TEGNA, Inc.
5.50% due 09/15/24[1]	115,000	120,175
CSC Holdings LLC
5.25% due 06/01/24	100,000	97,719
Total Communications		4,683,982

Consumer, Non-cyclical – 16.1%
Tenet Healthcare Corp.
4.63% due 07/15/24	450,000	444,937
MPH Acquisition Holdings LLC
7.13% due 06/01/24[1]	400,000	430,500
DaVita, Inc.
5.13% due 07/15/24	400,000	407,750
Albertsons Companies LLC / Safeway Incorporated / New
Albertson’s Inc / Albertson’s LLC
6.63% due 06/15/24	325,000	308,750
US Foods, Inc.
5.88% due 06/15/24[1]	268,000	282,740
Live Nation Entertainment, Inc.
4.88% due 11/01/24[1]	250,000	258,125
United Rentals North America, Inc.
5.75% due 11/15/24	200,000	211,750
Envision Healthcare Corp.
6.25% due 12/01/24[1]	200,000	211,750
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	200,000	207,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
6.38% due 04/01/24[1,2]	200,000	206,500
ServiceMaster Co. LLC
5.13% due 11/15/24[1]	200,000	203,500
JBS Investments GmbH
7.25% due 04/03/24[1]	200,000	199,750
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.88% due 07/15/24[1]	200,000	198,000
LifePoint Health, Inc.
5.38% due 05/01/24	200,000	196,750
Revlon Consumer Products Corp.
6.25% due 08/01/24[2]	200,000	122,000
RR Donnelley & Sons Co.
6.00% due 04/01/24[2]	120,000	112,500
Hertz Corp.
5.50% due 10/15/24[1]	100,000	89,500
Herc Rentals, Inc.
7.75% due 06/01/24[1]	49,000	53,905
Total Consumer, Non-cyclical		4,146,207

Energy – 14.7%
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	300,000	342,000
Southwestern Energy Co.
6.70% due 01/23/25	300,000	312,750
Continental Resources, Inc.
3.80% due 06/01/24	300,000	297,000
Ensco plc
4.50% due 10/01/24	281,000	229,366
Newfield Exploration Co.
5.63% due 07/01/24	200,000	217,000
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1]	200,000	212,500
PDC Energy, Inc.
6.13% due 09/15/24	200,000	209,875
Williams Companies, Inc.
4.55% due 06/24/24	200,000	208,250
Gulfport Energy Corp.
6.00% due 10/15/24	200,000	201,750
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 11/29/24[1,2]	200,000	201,000

See notes to financial statements.
168 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6% (continued)
Energy – 14.7% (continued)
WPX Energy, Inc.
5.25% due 09/15/24	$200,000	$197,500
Callon Petroleum Co.
6.13% due 10/01/24	185,000	191,475
Precision Drilling Corp.
5.25% due 11/15/24	200,000	188,500
Rowan Companies, Inc.
4.75% due 01/15/24	200,000	179,000
Alta Mesa Holdings Limited Partnership / Alta Mesa
Finance Services Corp.
7.88% due 12/15/24	150,000	166,125
Energy Transfer Equity, LP
5.88% due 01/15/24	100,000	107,750
Weatherford International Ltd.
9.88% due 02/15/24	100,000	105,375
Diamondback Energy, Inc.
4.75% due 11/01/24	100,000	101,625
SM Energy Co.
5.00% due 01/15/24	100,000	96,250
Total Energy		3,765,091

Consumer, Cyclical – 12.6%
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	314,250
Allison Transmission, Inc.
5.00% due 10/01/24[1]	300,000	313,215
International Game Technology plc
6.50% due 02/15/25[1]	200,000	226,250
CalAtlantic Group, Inc.
5.88% due 11/15/24	200,000	223,000
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	216,440
HD Supply, Inc.
5.75% due 04/15/24[1]	200,000	213,500
Dana, Inc.
5.50% due 12/15/24	200,000	212,820
Aramark Services, Inc.
5.13% due 01/15/24	200,000	211,500
Mohegan Gaming & Entertainment
7.88% due 10/15/24[1,2]	200,000	211,500
Meritor, Inc.
6.25% due 02/15/24	200,000	211,250
Mobile Mini, Inc.
5.88% due 07/01/24	200,000	210,500
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	210,000
Hanesbrands, Inc.
4.63% due 05/15/24[1]	200,000	204,750
Suburban Propane Partners, LP / Suburban Energy
Finance Corp.
5.50% due 06/01/24	200,000	199,000
Tenneco, Inc.
5.38% due 12/15/24	50,000	52,500
Total Consumer, Cyclical		3,230,475

Industrial – 9.6%
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.25% due 03/15/24[1]	300,000	325,500
BWAY Holding Co.
5.50% due 04/15/24[1]	300,000	313,500
Cloud Crane LLC
10.13% due 08/01/24[1]	200,000	226,000
AECOM
5.88% due 10/15/24	200,000	218,500
Sealed Air Corp.
5.13% due 12/01/24[1]	200,000	215,500
US Concrete, Inc.
6.38% due 06/01/24	200,000	215,500
CEMEX Finance LLC
6.00% due 04/01/24[1]	200,000	212,260
Novelis Corp.
6.25% due 08/15/24[1]	200,000	211,000
Builders FirstSource, Inc.
5.63% due 09/01/24[1]	200,000	209,250
TransDigm, Inc.
6.50% due 07/15/24	200,000	205,000
Belden, Inc.
5.25% due 07/15/24[1]	100,000	104,250
Total Industrial		2,456,260

Technology – 8.5%
First Data Corp.
5.75% due 01/15/24[1]	400,000	416,500
5.00% due 01/15/24[1]	300,000	311,625
Rackspace Hosting, Inc.
8.63% due 11/15/24[1,2]	300,000	322,500
Genesys Telecommunications Laboratories Incorporated/
Greeneden Lux 3 Sarl/Greeneden US Ho
10.00% due 11/30/24[1]	200,000	224,500
CDK Global, Inc.
5.00% due 10/15/24	206,000	215,766
Veritas US Incorporated / Veritas Bermuda Ltd.
10.50% due 02/01/24[1]	200,000	210,500
Advanced Micro Devices, Inc.
7.00% due 07/01/24	200,000	210,000
Camelot Finance S.A.
7.88% due 10/15/24[1]	100,000	107,250
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	104,750
CDW LLC / CDW Finance Corp.
5.50% due 12/01/24	50,000	54,750
Total Technology		2,178,141

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 169

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.6% (continued)
Financial – 8.4%
MGM Growth Properties Operating Partnership, LP /
MGP Finance Company-Issuer, Inc.
5.63% due 05/01/24	$300,000	$322,500
Navient Corp.
6.13% due 03/25/24	300,000	305,250
Ally Financial, Inc.
5.13% due 09/30/24	200,000	218,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.75% due 02/01/24	200,000	210,750
CyrusOne, LP / CyrusOne Finance Corp.
5.00% due 03/15/24	200,000	208,500
GEO Group, Inc.
5.88% due 10/15/24	200,000	208,000
SBA Communications Corp.
4.88% due 09/01/24	200,000	207,500
Iron Mountain, Inc.
5.75% due 08/15/24	200,000	205,750
Genworth Holdings, Inc.
4.80% due 02/15/24	200,000	172,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	103,250
Total Financial		2,162,000

Utilities – 5.0%
Calpine Corp.
5.50% due 02/01/24	200,000	194,000
5.88% due 01/15/24[1]	184,000	190,440
Dynegy, Inc.
7.63% due 11/01/24	250,000	273,438
NRG Energy, Inc.
6.25% due 05/01/24	200,000	212,500
AES Corp.
5.50% due 03/15/24	200,000	210,500
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24	200,000	210,000
Total Utilities		1,290,878

Basic Materials – 4.5%
Constellium N.V.
5.75% due 05/15/24[1]	300,000	311,250
Freeport-McMoRan, Inc.
4.55% due 11/14/24	300,000	300,750
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1]	200,000	221,060
Kaiser Aluminum Corp.
5.88% due 05/15/24	200,000	215,000
Valvoline, Inc.
5.50% due 07/15/24	100,000	106,250
Total Basic Materials		1,154,310
Total Corporate Bonds
(Cost $24,865,037)		25,067,344
SECURITIES LENDING COLLATERAL††,3 – 2.0%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	119,608	119,608
Citigroup Global Markets, Inc.
issued 11/30/17 at 1.05% due 12/01/17	119,608	119,608
Nomura Securities International, Inc.
issued 11/30/17 at 1.05% due 12/01/17	119,608	119,608
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05% due 12/01/17	119,608	119,608
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02% due 12/01/17	35,444	35,444
Total Securities Lending Collateral
(Cost $513,876)		513,876
Total Investments – 99.6%
(Cost $25,378,913)		$25,581,220
Other Assets & Liabilities, net – 0.4%		105,314
Total Net Assets – 100.0%		$25,686,534

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,607,705 (cost $11,516,400), or 45.2% of total net assets.
2	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
3	Securities lending collateral – See Note 6.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	87.1%
United Kingdom	3.5%
Canada	2.4%
Netherlands	2.1%
France	1.6%
Luxembourg	1.3%
Austria	0.8%
Other	1.2%
Total Long-Term Investments	100.0%

See notes to financial statements.
170 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$25,067,344	$—	$25,067,344
Securities Lending Collateral	—	513,876	—	513,876
Total Assets	$—	$25,581,220	$—	$25,581,220

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 171

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJP Guggenheim BulletShares 2025 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 93.5%
Consumer, Non-cyclical – 19.1%
HCA, Inc.
5.38% due 02/01/25	$200,000	$208,000
DaVita, Inc.
5.00% due 05/01/25	200,000	200,560
Tenet Healthcare Corp.
5.13% due 05/01/25[1]	200,000	193,250
Albertsons Companies LLC / Safeway Incorporated /
New Albertson’s Inc / Albertson’s LLC
5.75% due 03/15/25	200,000	178,940
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[1]	200,000	172,250
Total Consumer, Non-cyclical		953,000

Consumer, Cyclical – 16.2%
International Game Technology plc
6.50% due 02/15/25[1]	200,000	226,250
Hilton Worldwide Finance LLC
4.63% due 04/01/25	200,000	207,250
PetSmart, Inc.
5.88% due 06/01/25[1]	200,000	173,000
American Axle & Manufacturing, Inc.
6.25% due 04/01/25[1]	100,000	103,000
AMC Entertainment Holdings, Inc.
5.75% due 06/15/25	100,000	97,875
Total Consumer, Cyclical		807,375

Communications – 16.0%
Sprint Corp.
7.63% due 02/15/25	200,000	212,900
Univision Communications, Inc.
5.13% due 02/15/25[1]	200,000	195,250
Intelsat Jackson Holdings S.A.
9.75% due 07/15/25[1]	200,000	194,250
Netflix, Inc.
5.88% due 02/15/25	100,000	107,250
CenturyLink, Inc.
5.63% due 04/01/25	100,000	88,825
Total Communications		798,475

Energy – 14.4%
Southwestern Energy Co.
6.70% due 01/23/25	200,000	208,500
Halcon Resources Corp.
6.75% due 02/15/25[1]	200,000	204,000
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	100,000	108,750
Parsley Energy LLC / Parsley Finance Corp.
5.38% due 01/15/25[1]	100,000	101,750
Range Resources Corp.
4.88% due 05/15/25	100,000	98,000
Total Energy		721,000

Basic Materials – 8.8%
First Quantum Minerals Ltd.
7.50% due 04/01/25[1]	200,000	213,500
ArcelorMittal
6.13% due 06/01/25	100,000	115,500
KRATON Polymers LLC
7.00% due 04/15/25[1]	100,000	108,250
Total Basic Materials		437,250

Industrial – 6.3%
BWAY Holding Co.
7.25% due 04/15/25[1]	200,000	207,750
Terex Corp.
5.63% due 02/01/25[1]	100,000	105,688
Total Industrial		313,438

Financial – 6.1%
LPL Holdings, Inc.
5.75% due 09/15/25[1]	100,000	103,125
NFP Corp.
6.88% due 07/15/25[1]	100,000	102,000
AssuredPartners, Inc.
7.00% due 08/15/25[1]	100,000	101,000
Total Financial		306,125

Utilities – 3.9%
Calpine Corp.
5.75% due 01/15/25	200,000	193,500

Technology – 2.7%
Sensata Technologies BV
5.00% due 10/01/25[1]	100,000	107,250
Micron Technology, Inc.
5.50% due 02/01/25	24,000	25,500
Total Technology		132,750
Total Corporate Bonds
(Cost $4,698,071)		4,662,913
Total Investments – 93.5%
(Cost $4,698,071)		$4,662,913
Other Assets & Liabilities, net – 6.5%		323,858
Total Net Assets – 100.0%		$4,986,771

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,611,563 (cost $2,629,286), or 52.4% of total net assets.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.

See Sector Classification in Other Information section.

See notes to financial statements.
172 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

BSJP Guggenheim BulletShares 2025 High Yield Corporate Bond ETF continued

Country Diversification
% of Total
Country	Investments
United States	77.9%
Canada	8.3%
Luxembourg	6.6%
United Kingdom	4.9%
Netherlands	2.3%
Total Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$4,662,913	$—	$4,662,913
Total Assets	$—	$4,662,913	$—	$4,662,913

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 173

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF

	Shares	Value
MONEY MARKET FUND† – 0.4%
Dreyfus Treasury Prime Cash Management
Institutional Shares 0.98%[1]	4,623,163	$4,623,163
Total Money Market Fund
(Cost $4,623,163)		4,623,163

	Face
	Amount
CORPORATE BONDS†† – 31.5%
Financial – 23.0%
Sumitomo Mitsui Trust Bank Ltd.
2.26% (3 Month USD LIBOR + 91 bps) due 10/18/19[2,3]	$9,200,000	9,280,340
1.76% (3 Month USD LIBOR + 44 bps) due 09/19/19[2,3]	2,300,000	2,301,814
Goldman Sachs Group, Inc.
2.06% (3 Month USD LIBOR + 73 bps) due 12/27/20[2]	8,485,000	8,516,140
2.58% (3 Month USD LIBOR + 120 bps) due 04/30/18[2]	2,500,000	2,509,802
2.52% (3 Month USD LIBOR + 120 bps) due 09/15/20[2]	250,000	254,882
Bank of America Corp.
1.97% (3 Month USD LIBOR + 65 bps) due 10/01/21[2]	8,850,000	8,882,884
2.02% (3 Month USD LIBOR + 66 bps) due 07/21/21[2]	2,250,000	2,258,617
JPMorgan Chase & Co.
2.16% (3 Month USD LIBOR + 84 bps) due 03/22/19[2]	5,500,000	5,544,342
1.99% (3 Month USD LIBOR + 68 bps) due 06/01/21[2]	5,400,000	5,426,622
Huntington National Bank
1.83% (3 Month USD LIBOR + 51 bps) due 03/10/20[2]	10,000,000	10,050,303
Citizens Bank North America/Providence RI
1.85% (3 Month USD LIBOR + 54 bps) due 03/02/20[2]	10,000,000	10,027,636
Credit Agricole S.A.
2.29% (3 Month USD LIBOR + 97 bps) due 06/10/20[2,3]	9,750,000	9,895,879
Morgan Stanley
2.75% (3 Month USD LIBOR + 138 bps) due 02/01/19[2]	6,500,000	6,581,802
2.21% (3 Month USD LIBOR + 80 bps) due 02/14/20[2]	2,900,000	2,912,586
Citigroup, Inc.
2.14% (3 Month USD LIBOR + 79 bps) due 01/10/20[2]	9,400,000	9,476,845
Australia & New Zealand Banking Group Ltd.
1.99% (3 Month USD LIBOR + 66 bps) due 09/23/19[2,3]	9,360,000	9,431,409
BNZ International Funding Ltd.
2.14% (3 Month USD LIBOR + 70 bps) due 02/21/20[2,3]	9,250,000	9,303,962
Fifth Third Bank/Cincinnati OH
1.92% (3 Month USD LIBOR + 59 bps) due 09/27/19[2]	7,500,000	7,544,850
2.35% (3 Month USD LIBOR + 91 bps) due 08/20/18[2]	1,700,000	1,708,338
Nordea Bank AB
1.95% (3 Month USD LIBOR + 62 bps) due 09/30/19[2,3]	9,000,000	9,071,382
UBS Group Funding Switzerland AG
3.14% (3 Month USD LIBOR + 178 bps) due 04/14/21[2,3,4]	8,550,000	8,864,429
Mitsubishi UFJ Financial Group, Inc.
3.19% (3 Month USD LIBOR + 188 bps) due 03/01/21[2]	8,125,000	8,439,056
Sumitomo Mitsui Banking Corp.
2.03% (3 Month USD LIBOR + 67 bps) due 10/19/18[2]	5,000,000	5,021,486
2.50% (3 Month USD LIBOR + 114 bps) due 10/19/21[2]	2,300,000	2,337,893
Bank of Nova Scotia
1.98% (3 Month USD LIBOR + 66 bps) due 06/14/19[2]	7,250,000	7,299,023
Wells Fargo Bank North America
2.06% (3 Month USD LIBOR + 60 bps) due 05/24/19[2]	7,000,000	7,038,655
Standard Chartered plc
2.57% (3 Month USD LIBOR + 113 bps) due 08/19/19[2,3]	6,772,000	6,848,903
Danske Bank A/S
1.89% (3 Month USD LIBOR + 58 bps) due 09/06/19[2,3]	6,700,000	6,737,037
US Bank North America/Cincinnati OH
1.96% (3 Month USD LIBOR + 58 bps) due 01/29/18[2]	6,600,000	6,602,226
Santander UK plc
2.80% (3 Month USD LIBOR + 148 bps) due 03/14/19[2]	6,100,000	6,197,886
Westpac Banking Corp.
2.12% (3 Month USD LIBOR + 71 bps) due 05/13/19[2]	6,000,000	6,041,976
AvalonBay Communities, Inc.
1.85% (3 Month USD LIBOR + 43 bps) due 01/15/21[2]	5,350,000	5,353,871
Capital One North America/Mclean VA
2.08% (3 Month USD LIBOR + 77 bps) due 09/13/19[2]	5,050,000	5,085,259
National Bank of Canada
2.16% (3 Month USD LIBOR + 84 bps) due 12/14/18[2]	5,000,000	5,037,341
Mizuho Financial Group, Inc.
2.46% (3 Month USD LIBOR + 114 bps) due 09/13/21[2]	4,950,000	5,034,493
National Australia Bank Ltd.
2.14% (3 Month USD LIBOR + 78 bps) due 01/14/19[2,3]	5,000,000	5,032,820
Capital One Financial Co.
1.83% (3 Month USD LIBOR + 45 bps) due 10/30/20[2]	4,100,000	4,093,788
Macquarie Bank Ltd.
2.54% (3 Month USD LIBOR + 118 bps) due 01/15/19[2,3]	3,000,000	3,028,196
Capital One Financial Corp.
2.17% (3 Month USD LIBOR + 76 bps) due 05/12/20[2]	2,250,000	2,264,827
Voya Financial, Inc.
2.90% due 02/15/18	2,116,000	2,119,502
Citibank North America
1.81% (3 Month USD LIBOR + 50 bps) due 06/12/20[2]	2,000,000	2,010,978
Synchrony Financial
2.61% (3 Month USD LIBOR + 123 bps) due 02/03/20[2]	1,450,000	1,467,202
Sumitomo Mitsui Financial Group, Inc.
3.00% (3 Month USD LIBOR + 168 bps) due 03/09/21[2]	1,000,000	1,032,272
Total Financial		243,969,554

Communications – 3.7%
Discovery Communications LLC
2.04% (3 Month USD LIBOR + 71 bps) due 09/20/19[2]	11,650,000	11,700,761
AT&T, Inc.
2.26% (3 Month USD LIBOR + 93 bps) due 06/30/20[2]	9,500,000	9,627,797
Deutsche Telekom International Finance BV
1.93% (3 Month USD LIBOR + 58 bps) due 01/17/20[2,3]	9,500,000	9,526,254
Verizon Communications, Inc.
2.00% (3 Month USD LIBOR + 55 bps) due 05/22/20[2]	7,950,000	7,986,526
Total Communications		38,841,338

Consumer, Non-cyclical – 3.4%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR + 75 bps) due 11/30/20[2]	10,700,000	10,702,337
Allergan Funding SCS
2.35% due 03/12/18	6,000,000	6,008,074
2.57% (3 Month USD LIBOR + 126 bps) due 03/12/20[2]	2,600,000	2,640,596
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR + 57 bps) due 02/10/21[2]	8,350,000	8,354,676

See notes to financial statements.
174 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 31.5% (continued)
Consumer, Non-cyclical – 3.4% (continued)
Aetna, Inc.
1.97% (3 Month USD LIBOR + 65 bps) due 12/08/17[2]	$7,000,000	$7,000,359
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,795,938
Total Consumer, Non-cyclical		36,501,980

Energy – 0.8%
Equities Corp.
2.11% (3 Month USD LIBOR + 77 bps) due 10/01/20[2]	5,900,000	5,914,691
Phillips 66
2.01% (3 Month USD LIBOR + 65 bps) due 04/15/19[2]	3,050,000	3,053,244
Total Energy		8,967,935

Industrial – 0.4%
Reynolds Group Issuer Incorporated / Reynolds Group
Issuer LLC / Reynolds Group Issuer
4.86% (3 Month USD LIBOR + 350 bps) due 07/15/21[2,3]	2,800,000	2,849,000
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	862,540
3.63% due 04/15/18	850,000	852,210
Total Industrial		4,563,750

Consumer, Cyclical – 0.2%
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,425,370
Total Corporate Bonds
(Cost $333,678,908)		335,269,927
ASSET-BACKED SECURITIES†† – 15.1%
Collateralized Loan Obligations – 14.6%
CIFC Funding Ltd.
2017-3A, 2.31% (3 Month USD LIBOR + 95 bps)
due 07/22/26[2,3]	7,000,000	7,007,782
2015-2A, 3.22% (3 Month USD LIBOR + 190 bps)
due 12/05/24[2,3]	2,000,000	1,999,989
NXT Capital CLO LLC
2017-1A, 3.06% (3 Month USD LIBOR + 170 bps)
due 04/20/29[2,3]	7,500,000	7,499,349
Avery Point V CLO Ltd.
2017-5A, 2.33% (3 Month USD LIBOR + 98 bps)
due 07/17/26[2,3]	7,000,000	7,027,849
Ladder Capital Commercial Mortgage Corp.
2017-FL1, 2.13% (1 Month USD LIBOR + 88 bps)
due 09/15/34[2,3]	7,000,000	7,005,406
KVK CLO Ltd.
2017-2A, 3.01% (3 Month USD LIBOR + 165 bps)
due 07/15/26[2,3]	4,000,000	4,003,056
2017-2A, 3.11% (3 Month USD LIBOR + 175 bps)
due 01/15/26[2,3]	2,000,000	2,000,280
Hunt CRE Ltd.
2017-FL1, 2.25% (1 Month USD LIBOR + 100 bps)
due 08/15/34[2,3]	5,500,000	5,519,545
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 248 bps)
due 11/21/28[2,3]	3,000,000	2,992,153
2015-23A, 3.54% (3 Month USD LIBOR + 215 bps)
due 05/05/27[2,3]	2,000,000	2,018,757
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.57% (3 Month USD LIBOR + 115 bps)
due 11/15/25[2,3]	5,000,000	5,009,638
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.07% (3 Month USD LIBOR + 170 bps)
due 07/25/29[2,3]	4,800,000	4,803,327
LMREC, Inc.
2015-CRE1, 3.08% (1 Month USD LIBOR + 175 bps)
due 02/22/32[2,3]	4,700,000	4,771,947
Great Lakes CLO Ltd.
2015-1A, 3.31% (3 Month USD LIBOR + 195 bps)
due 07/15/26[2,3]	4,000,000	4,009,970
Resource Capital Corporation Ltd.
2017-CRE5, 2.07% (1 Month USD LIBOR + 80 bps)
due 07/15/34[2,3]	3,859,038	3,866,657
Woodmont Trust
2017-2A, 3.15% (3 Month USD LIBOR + 180 bps)
due 07/18/28[2,3]	3,600,000	3,629,924
Palmer Square CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 150 bps)
due 05/15/25[2,3]	3,500,000	3,499,523
Newstar Commercial Loan Funding LLC
2017-1A, 3.83% (3 Month USD LIBOR + 250 bps)
due 03/20/27[2,3]	2,500,000	2,514,035
2014-1A, 4.96% (3 Month USD LIBOR + 360 bps)
due 04/20/25[2,3]	500,000	498,181
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 180 bps)
due 05/28/25[2,3]	3,000,000	3,012,000
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 130 bps)
due 11/12/25[2,3]	3,000,000	3,009,457
OZLM VIII Ltd.
2017-8A, 2.48% (3 Month USD LIBOR + 113 bps)
due 10/17/26[2,3]	3,000,000	3,005,272
AIMCO CLO Series
2015-AA, 3.66% (3 Month USD LIBOR + 230 bps)
due 01/15/28[2,3]	3,000,000	3,000,000
OZLM IX Ltd.
2017-9A, 2.58% (3 Month USD LIBOR + 122 bps)
due 01/20/27[2,3]	2,830,000	2,844,908
Anchorage Capital CLO 4 Ltd.
2017-4A, 3.06% (3 Month USD LIBOR + 168 bps)
due 07/28/26[2,3]	2,750,000	2,759,791
Vibrant CLO II Ltd.
2017-2A, 2.81% (3 Month USD LIBOR + 145 bps)
due 07/24/24[2,3]	2,750,000	2,749,171

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 175

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† – 15.1% (continued)
Collateralized Loan Obligations – 14.6% (continued)
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 115 bps)
due 04/25/25[2,3]	$2,602,046	$2,614,374
Sudbury Mill CLO Ltd.
2017-1A, 3.00% (3 Month USD LIBOR + 165 bps)
due 01/17/26[2,3]	2,500,000	2,514,488
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 156 bps)
due 10/18/28[2,3]	2,000,000	2,028,768
OZLM Funding II Ltd.
2016-2A, 4.13% (3 Month USD LIBOR + 275 bps)
due 10/30/27[2,3]	2,000,000	2,017,918
CIFC Funding 2015-III Ltd.
2015-3A, 4.26% (3 Month USD LIBOR + 290 bps)
due 10/19/27[2,3]	2,000,000	2,017,854
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.05% (3 Month USD LIBOR + 170 bps)
due 10/15/26[2,3]	2,000,000	2,011,413
Cerberus Loan Funding XVI, LP
2016-2A, 3.71% (3 Month USD LIBOR + 235 bps)
due 11/15/27[2,3]	2,000,000	2,008,342
Bsprt Issuer Ltd.
2017-FL1, 2.60% (1 Month USD LIBOR + 135 bps)
due 06/15/27[2,3]	2,000,000	2,007,520
PFP Ltd.
2017-3, 3.01% (1 Month USD LIBOR + 175 bps)
due 01/14/35[2,3]	2,000,000	2,007,236
Oaktree EIF I Ltd.
2016-A1, 3.95% (3 Month USD LIBOR + 260 bps)
due 10/18/27[2,3]	2,000,000	2,004,454
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 112 bps)
due 04/15/26[2,3]	2,000,000	2,003,620
Nelder Grove CLO Ltd.
2017-1A, 3.27% (3 Month USD LIBOR + 180 bps)
due 08/28/26[2,3]	2,000,000	2,003,564
MP CLO V Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 160 bps)
due 07/18/26[2,3]	2,000,000	2,003,382
Fifth Street SLF II Ltd.
2015-2A, 3.30% (3 Month USD LIBOR + 192 bps)
due 09/29/27[2,3]	2,000,000	2,003,374
Dryden 31 Senior Loan Fund
2017-31A, 2.43% (3 Month USD LIBOR + 108 bps)
due 04/18/26[2,3]	2,000,000	2,002,870
Crown Point CLO III Ltd.
2017-3A, 2.81% (3 Month USD LIBOR + 145 bps)
due 12/31/27[2,3]	2,000,000	2,002,435
Eaton Vance CLO Ltd.
2017-1A, 2.96% (3 Month USD LIBOR + 160 bps)
due 07/15/26[2,3]	2,000,000	2,002,267
ACIS CLO Ltd.
2015-6A, 2.97% (3 Month USD LIBOR + 159 bps)
due 05/01/27[2,3]	2,000,000	2,000,980
Mountain Hawk I CLO Ltd.
2013-1A, 3.54% (3 Month USD LIBOR + 218 bps)
due 01/20/24[2,3]	2,000,000	1,999,723
Atlas Senior Loan Fund IV Ltd.
2017-2A, 2.87% (3 Month USD LIBOR + 145 bps)
due 02/17/26[2,3]	2,000,000	1,999,607
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 155 bps)
due 11/15/29[2,3]	2,000,000	1,998,616
Recette Clo Ltd.
2017-1A, 2.66% (3 Month USD LIBOR + 130 bps)
due 10/20/27[2,3]	2,000,000	1,998,554
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 178 bps)
due 07/20/29[2,3]	1,800,000	1,814,003
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.57% (3 Month USD LIBOR + 425 bps)
due 06/15/28[2,3]	1,500,000	1,509,572
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.37% (3 Month USD LIBOR + 205 bps)
due 12/15/28[2,3]	1,500,000	1,505,643
RFTI Issuer Ltd.
2015-FL1, 3.00% (1 Month USD LIBOR + 175 bps)
due 08/15/30[2,3]	1,025,857	1,025,570
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.42% (3 Month USD LIBOR + 300 bps)
due 08/15/23[2,3]	1,000,000	1,002,968
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.22% (3 Month USD LIBOR + 190 bps)
due 10/10/26[2,3]	1,000,000	999,964
Golub Capital BDC CLO LLC
2014-1A, 3.87% (3 Month USD LIBOR + 250 bps)
due 04/25/26[2,3]	1,000,000	998,011
Telos CLO Ltd.
2013-4A, 4.10% (3 Month USD LIBOR + 275 bps)
due 07/17/24[2,3]	500,000	500,415
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR + 55 bps)
due 08/01/24[2,3]	284,658	284,414
DIVCORE CLO Ltd.
2013-1A, 5.15% (1 Month USD LIBOR + 390 bps)
due 11/15/32[2,3]	127,895	127,849
Total Collateralized Loan Obligations		155,077,735

Transport-Aircraft – 0.5%
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 63 bps)
due 03/23/24[2,3]	5,712,323	5,455,268
Total Asset-Backed Securities
(Cost $159,973,768)		160,533,003

See notes to financial statements.
176 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount~	Value
FOREIGN GOVERNMENT DEBT†† – 15.0%
Japan Treasury Discount Bill
due 01/22/18[7]	JPY 3,388,000,000	$30,283,401
due 12/11/17[7]	JPY 440,500,000	3,936,457
Spain Letras del Tesoro Treasury Bill
due 01/19/18[7]	EUR 19,340,000	23,073,099
United Kingdom Treasury Bill
due 01/02/18[7]	GBP 16,970,000	22,964,492
Swedish Treasury Bill
due 01/17/18[7]	SEK 186,700,000	22,428,732
Portugal Treasury Bill
due 01/19/18[7]	EUR 18,200,000	21,712,703
Italy Buoni Ordinari del Tesoro BOT
due 01/31/18[7]	EUR 17,870,000	21,324,914
Romania Government Bond
3.25% due 01/17/18	RON 42,960,000	11,041,987
Israel Government Bond
4.00% due 01/31/18	ILS 7,640,000	2,273,949
Total Foreign Government Debt
(Cost $157,518,626)		159,039,734
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 4.2%
Residential Mortgage Backed Securities – 4.0%
FirstKey Master Funding
2017-R1, 1.46% (1 Month USD LIBOR + 22 bps)
due 11/03/41†††,2,3	$6,300,000	6,156,291
LSTAR Commercial Mortgage Trust
2016-7, 3.23% (1 Month USD LIBOR + 200 bps)
due 12/01/21[2,3]	6,031,353	6,040,780
Structured Asset Securities Corporation Mortgage
Loan Trust 2008-BC4, 1.96% (1 Month USD
LIBOR + 63 bps) due 11/25/37[2]	3,917,163	3,904,293
Nationstar Home Equity Loan Trust
2007-B, 1.55% (1 Month USD LIBOR + 22 bps)
due 04/25/37[2]	3,891,995	3,852,741
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.05% (1 Month USD LIBOR + 72 bps)
due 07/25/34[2]	3,232,004	3,248,826
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.47% (1 Month USD LIBOR + 14 bps)
due 11/25/36[2]	3,295,807	3,217,017
Countrywide Asset-Backed Certificates
2006-6, 1.50% (1 Month USD LIBOR + 17 bps)
due 09/25/36[2]	2,613,136	2,456,039
2004-SD2, 1.95% (1 Month USD LIBOR + 62 bps)
due 06/25/33[2,3]	733,788	723,469
CIT Mortgage Loan Trust
2007-1, 2.68% (1 Month USD LIBOR + 135 bps)
due 10/25/37[2,3]	2,793,545	2,807,381
HSI Asset Securitization Corporation Trust
2006-OPT2, 1.72% (1 Month USD LIBOR + 39 bps)
due 01/25/36[2]	2,500,000	2,462,418
New Residential Mortgage Loan Trust
2017-5A, 2.83% (1 Month USD LIBOR + 150 bps)
due 06/25/57[2,3]	1,785,294	1,830,656
GSAMP Trust
2005-HE6, 1.77% (1 Month USD LIBOR + 44 bps)
due 11/25/35[2]	1,718,964	1,723,679
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[3]	1,493,714	1,493,310
Accredited Mortgage Loan Trust
2007-1, 1.46% (1 Month USD LIBOR + 13 bps)
due 02/25/37[2]	1,042,600	1,037,087
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[3]	1,007,805	1,011,279
GreenPoint Mortgage Funding Trust
2006-AR1, 1.62% (1 Month USD LIBOR + 29 bps)
due 02/25/36[2]	808,636	774,840
Credit Suisse Mortgage Trust
2014-2R, 1.44% (1 Month USD LIBOR + 20 bps)
due 02/27/46[2,3]	333,337	314,076
Nomura Resecuritization Trust
2012-1R, 1.38% (1 Month USD LIBOR + 44 bps)
due 08/27/47[2,3]	26,801	26,797
Total Residential Mortgage Backed Securities		43,080,979

Commercial Mortgage Backed Securities – 0.2%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.35% (1 Month USD LIBOR + 85 bps)
due 07/15/32[2,3]	2,000,000	1,992,930
Total Collateralized Mortgage Obligations
(Cost $44,278,355)		45,073,909

FEDERAL AGENCY DISCOUNT NOTES†† – 1.2%
Federal Home Loan Bank[5]
1.07% due 12/14/17[6,7]	13,000,000	12,994,553
Total Federal Agency Discount Notes
(Cost $12,994,976)		12,994,553
SENIOR FLOATING RATE INTERESTS††,2 – 0.6%
Technology – 0.3%
First Data Corp.
3.56% (3 Month USD LIBOR + 400 bps) due 04/26/24	2,484,625	2,484,178

Consumer, Non-cyclical – 0.2%
Fly Funding II Sarl
3.40% (3 Month USD LIBOR + 275 bps) due 04/09/19[2]	1,368,665	1,369,089
3.40% (3 Month USD LIBOR + 275 bps) due 02/09/23[2]	531,702	531,866
3.40% (3 Month USD LIBOR + 275 bps) due 02/09/22[2]	295,652	295,744
Total Consumer, Non-cyclical		2,196,699

Consumer, Cyclical – 0.1%
Smart & Final Stores LLC
4.83% (3 Month USD LIBOR + 325 bps) due 11/15/22[2]	1,179,395	1,154,333
Total Senior Floating Rate Interests
(Cost $5,824,498)		5,835,210

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 177

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

	Face
	Amount	Value
COMMERCIAL PAPER†† – 20.0%
CBS Corp.
1.45% due 12/28/17[6]	$34,000,000	$33,961,920
Johnson Controls, Inc.
1.35% due 12/01/17[6]	17,000,000	16,999,360
Molex, Inc.
1.43% due 12/06/17[6]	13,000,000	12,997,010
1.45% due 12/05/17[6]	4,000,000	3,999,240
Marriott International, Inc.
1.43% due 12/12/17[6]	17,000,000	16,992,180
Deutsche Telekom International Finance BV
1.34% due 12/11/17[6]	17,000,000	16,992,010
Campbell Soup Co.
1.30% due 12/14/17[6]	17,000,000	16,990,820
El du Pont de Nemours & Co.
1.39% due 12/18/17[6]	17,000,000	16,988,100
Ryder System, Inc.
1.40% due 12/20/17[6]	17,000,000	16,986,740
Tyson Foods, Inc.
1.31% due 12/01/17[6]	10,000,000	9,999,600
1.30% due 12/06/17[6]	5,000,000	4,998,850
Dr Pepper Snapple Group, Inc.
1.35% due 12/05/17[6]	15,000,000	14,997,150
Hewlett-Packard Enterprise Co.
1.51% due 01/03/18[6]	15,000,000	14,982,750
Mondelez International, Inc.
1.36% due 12/18/17[6]	9,650,000	9,643,245
Caterpillar Financial Service Corp.
1.20% due 12/07/17[6]	5,000,000	4,998,700
Total Commercial Paper
(Cost $212,532,801)		212,527,675
REPURCHASE AGREEMENTS††,8 – 13.9%
Deutsche Bank AG
issued 11/20/17 at 1.94% due 02/20/18	52,850,144	52,850,144
Barclays
issued 11/13/17 at 1.65% open maturity	49,661,125	49,661,125
Bank of America
issued 11/07/17 at 1.79% due 12/27/17	26,869,000	26,869,000
Jefferies & Company, Inc.
issued 11/15/17 at 4.25% due 12/15/17	4,545,000	4,545,000
Jefferies & Company, Inc.
issued 11/17/17 at 3.36% due 12/13/17	3,250,000	3,250,000
Mizuho
issued 11/20/17 at 1.95% due 12/11/17	2,934,000	2,934,000
Jefferies & Company, Inc.
issued 11/06/17 at 2.00% due 12/07/17	2,814,000	2,814,000
Jefferies & Company, Inc.
issued 11/28/17 at 4.36% due 12/18/17	1,502,000	1,502,000
Jefferies & Company, Inc.
issued 11/22/17 at 2.10% due 12/22/17	1,075,000	1,075,000
Jefferies & Company, Inc.
issued 11/17/17 at 4.26% due 12/06/17	957,000	957,000
Barclays
issued 11/22/17 at 1.65% open maturity	912,500	912,500
Total Repurchase Agreements
(Cost $147,369,769)		147,369,769
SECURITIES LENDING COLLATERAL††,9 – 0.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	413,098	413,098
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04% due 12/01/17	413,098	413,098
Nomura Securities International, Inc.
issued 11/30/17 at 1.05% due 12/01/17	413,098	413,098
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05% due 12/01/17	413,098	413,098
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02% due 12/01/17	122,414	122,414
Total Securities Lending Collateral
(Cost $1,774,806)		1,774,806
Total Investments - 102.1%
(Cost $1,080,569,670)		$1,085,041,749
Other Assets & Liabilities, net – (2.1)%		(21,814,273)
Total Net Assets – 100.0%		$1,063,227,476

See notes to financial statements.
178 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
						Net Unrealized
	Contracts to				Value at	Appreciation/
Counterparty	Sell	Currency	Settlement Date	Settlement Value	November 30, 2017	(Depreciation)
Citibank	419,300,000	MXN	01/04/18	$23,363,236	$22,391,897	$971,339
Goldman Sachs	181,700,000	SEK	01/17/18	22,405,821	21,889,313	516,508
Morgan Stanley	440,500,000	JPY	12/11/17	4,013,028	3,939,142	73,886
Goldman Sachs	748,000,000	JPY	01/22/18	6,723,983	6,705,435	18,548
Goldman Sachs	5,000,000	SEK	01/17/18	598,700	602,348	(3,648)
Citibank	8,218,700	RON	01/17/18	2,082,529	2,107,386	(24,857)
Goldman Sachs	7,945,600	ILS	01/31/18	2,224,101	2,279,808	(55,707)
Morgan Stanley	17,870,000	EUR	01/31/18	21,315,872	21,398,088	(82,216)
Citibank	36,137,500	RON	01/17/18	9,146,535	9,266,144	(119,609)
Citibank	18,200,000	EUR	01/19/18	21,502,936	21,777,160	(274,224)
Morgan Stanley	19,340,000	EUR	01/19/18	22,826,035	23,141,224	(315,189)
Citibank	2,640,000,000	JPY	01/22/18	23,319,803	23,666,240	(346,437)
Morgan Stanley	16,970,000	GBP	01/02/18	22,314,617	23,004,788	(690,171)
						$(331,777)

						Net Unrealized
	Contracts to				Value at	Appreciation/
Counterparty	Buy	Currency	Settlement Date	Settlement Value	November 30, 2017	(Depreciation)
Citibank	419,300,000	MXN	01/04/18	$22,684,484	$22,391,897	$(292,587)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Rate indicated is the 7 day yield as of November 30, 2017.
2	Variable rate security. Rate indicated is the rate effective at November 30, 2017. In some instances, the underlying reference rate shown is below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $278,154,641 (cost $276,836,645), or 26.2% of total net assets.
4	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	Rate indicated is the effective yield at the time of purchase.
7	Zero coupon rate security.
8	Repurchase Agreements — See Note 5.
9	Securities lending collateral — See Note 6.

bp	Basis Points
plc	Public Limited Company
LIBOR	London Interbank Offered Rate
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
RON	Romanian Leu
SEK	Swedish Krona

See Sector Classification in Other Information section.

Country Diversification
% of Total
Country	Investments
United States	53.7%
Cayman Islands	14.8%
Japan	7.2%
United Kingdom	3.8%
Sweden	3.4%
Australia	2.5%
Spain	2.5%
Other	12.1%
Total Investments	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 179

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF continued

The following table summarizes the inputs used to value the Fund’s investments at May 31, 2017 (See Note 4 in the Notes to Financial Statements):

				Level 3
		Level 2		Significant
	Level 1	Significant	Level 2 –	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Other*	Inputs	Total
Asset-Backed Securities	$—	$160,533,003	$—	$—	$160,533,003
Collateralized Mortgage Obligations	—	38,917,618	—	6,156,291	45,073,909
Commercial Paper	—	212,527,675	—	—	212,527,675
Corporate Bonds	—	335,269,927	—	—	335,269,927
Forward Foreign Currency Exchange Contracts	—	—	1,580,281	—	1,580,281
Federal Agency Discount Notes	—	12,994,553	—	—	12,994,553
Foreign Government Debt	—	159,039,734	—	—	159,039,734
Money Market Fund	4,623,163	—	—	—	4,623,163
Repurchase Agreements	—	147,369,769	—	—	147,369,769
Securities Lending Collateral	—	1,774,806	—	—	1,774,806
Senior Floating Rate Interests	—	5,835,210	—	—	5,835,210
Total Assets	$4,623,163	$1,074,262,295	$1,580,281	$6,156,291	$1,086,622,030

Level 3
		Level 2		Significant
	Level 1	Significant	Level 2 –	Unobservable
Investments in Securities (Liabilities)	Quoted Prices	Observable Inputs	Other*	Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$2,204,645	$—	$2,204,645

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
180 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	Shares	Value
COMMON STOCKS† – 99.5%
Financial – 29.7%
Swiss Re AG	17,080	$1,603,723
Apollo Commercial Real Estate Finance, Inc. REIT	84,555	1,576,951
Hang Seng Bank Ltd.	52,600	1,299,813
Singapore Exchange Ltd.	202,700	1,128,619
Sun Life Financial, Inc.	28,081	1,111,208
Helvetia Holding AG	1,988	1,099,327
Toronto-Dominion Bank	19,313	1,097,946
Intact Financial Corp.	9,718	816,484
Validus Holdings Ltd.	15,650	769,667
Hanover Insurance Group, Inc.	7,075	761,270
Aflac, Inc.	8,240	722,154
Travelers Companies, Inc.	5,065	686,662
Axis Capital Holdings Ltd.	10,414	545,589
Vicinity Centres REIT	159,349	338,715
Charter Hall Group REIT	64,189	307,480
Stockland REIT	85,438	304,843
H&R Real Estate Investment Trust REIT	17,576	288,409
Government Properties Trust, Inc. REIT*	64,760	265,969
Mirvac Group REIT	142,971	264,829
PSP Swiss Property AG	2,310	206,311
GLP J-Reit REIT	184	199,777
United Urban Investment Corp. REIT	132	187,906
Japan Retail Fund Investment Corp. REIT	104	185,221
Orix JREIT, Inc. REIT	127	178,972
Activia Properties, Inc. REIT	43	178,871
Japan Prime Realty Investment Corp. REIT	49	165,296
Apartment Investment & Management Co. — Class A REIT	3,597	158,592
Federal Realty Investment Trust REIT	1,172	154,950
UDR, Inc. REIT	3,841	151,067
Nippon Building Fund, Inc. REIT	30	150,932
Japan Real Estate Investment Corp. REIT	30	146,374
AvalonBay Communities, Inc. REIT	747	135,454
American Assets Trust, Inc. REIT	3,190	125,558
Boston Properties, Inc. REIT	975	122,246
PS Business Parks, Inc. REIT	920	121,955
Essex Property Trust, Inc. REIT	486	120,037
Total Financial		17,679,177

Consumer, Non-cyclical – 28.7%
Transurban Group	145,686	1,387,999
Pfizer, Inc.	32,194	1,167,354
General Mills, Inc.	18,713	1,058,407
Coca-Cola Co.	20,955	959,110
Roche Holding AG	3,731	948,756
Procter & Gamble Co.	10,220	919,698
Diageo plc	25,926	901,409
Kellogg Co	13,122	868,152
Sonic Healthcare Ltd.	50,325	851,190
Danone S.A.	9,852	833,099
Kimberly-Clark Corp.	6,922	828,979
Experian plc*	38,618	803,994
Nestle S.A.	9,197	789,090
PepsiCo, Inc.	6,714	782,315
Johnson & Johnson	5,247	731,064
Automatic Data Processing, Inc.	6,187	708,164
Dr Pepper Snapple Group, Inc.	7,810	704,384
Reed Elsevier plc	29,477	689,499
Colgate-Palmolive Co.	8,648	626,547
Owens & Minor, Inc.	29,097	556,917
Total Consumer, Non-cyclical		17,116,127

Communications – 12.8%
Cisco Systems, Inc.	31,385	1,170,660
Verizon Communications, Inc.	22,817	1,161,157
BCE, Inc.	20,206	968,345
WPP plc	49,620	877,888
Hikari Tsushin, Inc.	6,071	877,787
Singapore Telecommunications Ltd.	310,700	860,365
Omnicom Group, Inc.	9,387	670,607
Motorola Solutions, Inc.	6,823	642,113
Telephone & Data Systems, Inc.	15,189	420,583
Total Communications		7,649,505

Utilities – 9.2%
Enagas S.A.	58,200	1,710,928
SSE plc	13,539	250,898
AusNet Services	157,294	223,893
Southern Co.	4,187	214,374
Red Electrica Corporation S.A.	9,141	207,086
Public Service Enterprise Group, Inc.	3,686	195,579
Iberdrola S.A.	23,616	187,874
Emera, Inc.	4,826	181,907
Duke Energy Corp.	2,020	180,144
United Utilities Group plc	16,128	179,129
Great Plains Energy, Inc.	5,158	176,971
Pennon Group plc	16,215	174,388
Dominion Energy, Inc.	2,072	174,317
PPL Corp.	4,399	161,311
American Electric Power Company, Inc.	2,049	159,064
Power Assets Holdings Ltd.	18,500	157,992
NorthWestern Corp.	2,320	149,083
Fortis, Inc.	3,958	145,933
DTE Energy Co.	1,206	139,378

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 181

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† – 99.5% (continued)
Utilities – 9.2% (continued)
Eversource Energy	2,079	$134,823
NextEra Energy, Inc.	772	122,007
Edison International	1,441	117,110
Aqua America, Inc.	2,895	109,981
Total Utilities		5,454,170

Consumer, Cyclical – 6.6%
Kingfisher plc	256,114	1,157,941
Yue Yuen Industrial Holdings Ltd.	273,500	977,011
Genuine Parts Co.	10,287	956,382
Fielmann AG	9,849	860,678
Total Consumer, Cyclical		3,952,012

Industrial – 5.9%
bpost S.A.[1]	43,044	1,330,562
United Parcel Service, Inc. — Class B	7,564	918,648
Lockheed Martin Corp.	2,587	825,563
Ultra Electronics Holdings plc	25,848	447,162
Total Industrial		3,521,935

Basic Materials – 3.3%
DuluxGroup Ltd.	194,268	1,169,504
Air Products & Chemicals, Inc.	5,068	826,287
Total Basic Materials		1,995,791

Technology – 3.3%
Paychex, Inc.	16,529	1,112,567
CA, Inc.	24,986	826,287
Total Technology		1,938,854

Total Common Stocks
(Cost $56,962,641)		59,307,571
SECURITIES LENDING COLLATERAL††,2 – 2.2%
Repurchase Agreements
Daiwa Capital Markets America
issued 11/30/17 at 1.06% due 12/01/17	306,485	306,485
RBC Dominion Securities, Inc.
issued 11/30/17 at 1.04% due 12/01/17	306,485	306,485
Nomura Securities International, Inc.
issued 11/30/17 at 1.05% due 12/01/17	306,485	306,485
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/17 at 1.05% due 12/01/17	306,485	306,485
Deutsche Bank Securities, Inc.
issued 11/30/17 at 1.02% due 12/01/17	90,824	90,824
Total Securities Lending Collateral
(Cost $1,316,764)		1,316,764
Total Investments – 101.7%
(Cost $58,279,405)		$60,624,335
Other Assets & Liabilities, net – (1.7)%		(1,027,997)
Total Net Assets – 100.0%		$59,596,338

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is on loan at November 30, 2017 — See Note 6.
2	Securities lending collateral — See Note 6.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	44.8%
Australia	8.2%
Switzerland	7.8%
Canada	7.8%
United Kingdom	6.4%
Bermuda	3.9%
Japan	3.8%
Other	17.3%
Total Long-Term Investments	100.0%

See notes to financial statements.
182 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2017 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
Investments in Securities (Assets)	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$59,307,571	$—	$—	$59,307,571
Securities Lending Collateral	—	1,316,764	—	1,316,764
Total Assets	$59,307,571	$1,316,764	$—	$60,624,335

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 183

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2017 Corporate		2018 Corporate		2019 Corporate		2020 Corporate
	Bond ETF		Bond ETF		Bond ETF		Bond ETF
	(BSCH	)	(BSCI	)	(BSCJ	)	(BSCK	)
ASSETS:
Investments, at value — including securities on loan	$534,216,300		$990,451,546		$1,024,829,531		$1,038,118,223
Repurchase agreements, at value	—		535,953		1,512,851		69,631
Cash	10,662,623		4,982,027		2,621,688		15,947,897
Receivables:
Interest	1,970,243		7,498,109		8,617,756		8,675,253
Securities lending income	31		1,985		1,622		117
Total assets	546,849,197		1,003,469,620		1,037,583,448		1,062,811,121
LIABILITIES:
Payable for:
Fund shares redeemed	3,395,842		—		—		—
Management fees	109,240		197,586		204,332		206,995
Investments purchased	—		8,561,065		—		10,966,891
Upon return of securities loaned	—		535,953		1,512,851		69,631
Total liabilities	3,505,082		9,294,604		1,717,183		11,243,517
NET ASSETS	$543,344,115		$994,175,016		$1,035,866,265		$1,051,567,604
NET ASSETS CONSIST OF:
Paid-in capital	$542,372,669		$992,681,877		$1,035,457,251		$1,050,483,417
Undistributed net investment income	536,607		1,548,935		1,853,614		1,856,877
Accumulated net realized gain on investments	406,061		61,289		423,514		829,948
Net unrealized appreciation (depreciation) on investments	28,778		(117,085)		(1,868,114)		(1,602,638)
NET ASSETS	$543,344,115		$994,175,016		$1,035,866,265		$1,051,567,604
Shares outstanding ($0.01 par value with unlimited amount authorized)	24,000,000		46,950,000		49,050,000		49,350,000
Net asset value	$22.64		$21.18		$21.12		$21.31
Investments in securities, at cost	534,187,522		990,568,631		1,026,697,645		1,039,720,861
Repurchase agreements, at cost	—		535,953		1,512,851		69,631
Securities on loan, at value	—		518,974		1,470,065		67,066

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2021 Corporate		2022 Corporate		2023 Corporate		2024 Corporate
	Bond ETF		Bond ETF		Bond ETF		Bond ETF
	(BSCL	)	(BSCM	)	(BSCN	)	(BSCO	)
ASSETS:
Investments, at value — including securities on loan	$797,838,392		$638,077,324		$278,416,803		$209,589,412
Repurchase agreements, at value	2,807,059		—		537,252		586,893
Cash	1,732,815		1,633,148		821,022		1,147,593
Receivables:
Interest	6,692,566		5,355,148		2,452,557		1,779,421
Securities lending income	2,657		1,233		722		1,008
Total assets	809,073,489		645,066,853		282,228,356		213,104,327
LIABILITIES:
Payable for:
Upon return of securities loaned	2,807,059		—		537,252		586,893
Management fees	157,876		124,621		53,722		41,612
Total liabilities	2,964,935		124,621		590,974		628,505
NET ASSETS	$806,108,554		$644,942,232		$281,637,382		$212,475,822
NET ASSETS CONSIST OF:
Paid-in capital	$802,482,458		$642,493,080		$279,438,081		$210,409,342
Undistributed net investment income	1,859,428		1,477,171		719,725		630,200
Accumulated net realized gain (loss) on investments	1,275,373		305,152		496,404		(609,320)
Net unrealized appreciation on investments	491,295		666,829		983,172		2,045,600
NET ASSETS	$806,108,554		$644,942,232		$281,637,382		$212,475,822
Shares outstanding ($0.01 par value with unlimited amount authorized)	38,100,000		30,450,000		13,500,000		10,200,000
Net asset value	$21.16		$21.18		$20.86		$20.83
Investments in securities, at cost	797,347,097		637,410,495		277,433,631		207,543,812
Repurchase agreements, at cost	2,807,059		—		537,252		586,893
Securities on loan, at value	2,716,575		—		516,842		559,610

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 185

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

							Guggenheim
	Guggenheim		Guggenheim		Guggenheim		BulletShares
	BulletShares		BulletShares		BulletShares		2017 High Yield
	2025 Corporate		2026 Corporate		2027 Corporate		Corporate
	Bond ETF		Bond ETF		Bond ETF		Bond
	(BSCP	)	(BSCQ	)	(BSCR	)	ETF (BSJH	)
ASSETS:
Investments, at value — including securities on loan	$82,176,137		$43,480,409		$5,732,418		$371,747,969
Repurchase agreements, at value	88,432		—		—		—
Cash	545,530		303,193		186,871		—
Receivables:
Interest	771,847		396,901		60,055		863,802
Securities lending income	516		231		—		68
Total assets	83,582,462		44,180,734		5,979,344		372,611,839
LIABILITIES:
Due to custodian	—		—		—		1,843,283
Payable for:
Upon return of securities loaned	88,432		—		—		—
Management fees	16,510		8,460		1,181		138,470
Line of credit fees	—		—		—		7,755
Total liabilities	104,942		8,460		1,181		1,989,508
NET ASSETS	$83,477,520		$44,172,274		$5,978,163		$370,622,331
NET ASSETS CONSIST OF:
Paid-in capital	$83,100,649		$44,045,112		$6,000,000		$393,145,950
Undistributed net investment income	248,951		127,512		14,917		336,272
Accumulated net realized gain (loss) on investments	(282,006)		9,100		—		(22,993,322)
Net unrealized appreciation (depreciation) on investments	409,926		(9,450)		(36,754)		133,431
NET ASSETS	$83,477,520		$44,172,274		$5,978,163		$370,622,331
Shares outstanding ($0.01 par value with unlimited amount authorized)	4,050,000		2,250,000		300,000		14,400,000
Net asset value	$20.61		$19.63		$19.93		$25.74
Investments in securities, at cost	81,766,211		43,489,859		5,769,172		371,614,538
Repurchase agreements, at cost	88,432		—		—		—
Securities on loan, at value	86,274		—		—		—

See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2018 High Yield		2019 High Yield		2020 High Yield		2021 High Yield
	Corporate		Corporate		Corporate		Corporate
	Bond		Bond		Bond		Bond
	ETF (BSJI	)	ETF (BSJJ	)	ETF (BSJK	)	ETF (BSJL	)
ASSETS:
Investments, at value — including securities on loan	$1,026,457,123		$887,425,457		$605,302,616		$262,532,303
Repurchase agreements, at value	8,361,780		21,817,796		38,101,634		9,266,936
Cash	26,338,350		16,555,565		15,295,560		20,693,622
Prepaid expenses	—		—		—		40
Receivables:
Interest	17,210,819		14,306,577		9,113,863		5,026,134
Investments sold	482,129		—		3,652,688		—
Securities lending income	8,877		18,122		58,520		14,804
Fund shares sold	—		—		7,405,030		—
Total assets	1,078,859,078		940,123,517		678,929,911		297,533,839
LIABILITIES:
Payable for:
Upon return of securities loaned	8,361,780		21,817,796		38,101,634		9,266,936
Management fees	371,053		314,210		214,187		89,127
Line of credit fees	36,346		10,418		1,502		—
Investments purchased	—		—		2,822,210		5,439,890
Total liabilities	8,769,179		22,142,424		41,139,533		14,795,953
NET ASSETS	$1,070,089,899		$917,981,093		$637,790,378		$282,737,886
NET ASSETS CONSIST OF:
Paid-in capital	$1,080,039,337		$912,908,917		$633,604,089		$279,902,238
Undistributed net investment income	3,401,212		4,030,573		2,999,784		1,253,821
Accumulated net realized gain (loss) on investments	(13,454,554)		(3,798,490)		(373,984)		659,890
Net unrealized appreciation on investments	103,904		4,840,093		1,560,489		921,937
NET ASSETS	$1,070,089,899		$917,981,093		$637,790,378		$282,737,886
Shares outstanding ($0.01 par value with unlimited amount authorized)	42,400,000		37,500,000		25,900,000		11,300,000
Net asset value	$25.24		$24.48		$24.63		$25.02
Investments in securities, at cost	1,026,353,219		882,585,364		603,742,127		261,610,366
Repurchase agreements, at cost	8,361,780		21,817,796		38,101,634		9,266,936
Securities on loan, at value	8,068,801		21,334,729		36,667,390		9,407,919

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 187

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2022 High Yield		2023 High Yield		2024 High Yield		2025 High Yield
	Corporate		Corporate		Corporate		Corporate
	Bond		Bond		Bond		Bond
	ETF (BSJM	)	ETF (BSJN	)	ETF (BSJO	)	ETF (BSJP	)
ASSETS:
Investments, at value — including securities on loan	$148,627,346		$57,329,771		$25,067,344		$4,662,913
Repurchase agreements, at value	7,923,610		2,661,656		513,876		—
Cash	1,884,036		220,859		227,708		250,646
Prepaid expenses	—		—		—		52
Receivables:
Interest	2,329,919		910,415		401,157		74,871
Securities lending income	12,258		4,659		967		—
Total assets	160,777,169		61,127,360		26,211,052		4,988,482
LIABILITIES:
Payable for:
Upon return of securities loaned	7,923,610		2,661,656		513,876		—
Management fees	51,227		19,096		8,845		1,711
Line of credit fees	2,419		2,085		1,797		—
Total liabilities	7,977,256		2,682,837		524,518		1,711
NET ASSETS	$152,799,913		$58,444,523		$25,686,534		$4,986,771
NET ASSETS CONSIST OF:
Paid-in capital	$151,004,124		$57,796,072		$25,278,201		$5,000,000
Undistributed net investment income	883,385		292,883		136,856		20,930
Accumulated net realized gain (loss) on investments	(382,349)		137,071		69,170		999
Net unrealized appreciation (depreciation) on investments	1,294,753		218,497		202,307		(35,158)
NET ASSETS	$152,799,913		$58,444,523		$25,686,534		$4,986,771
Shares outstanding ($0.01 par value with unlimited amount authorized)	6,100,000		2,200,000		1,000,000		200,000
Net asset value	$25.05		$26.57		$25.69		$24.93
Investments in securities, at cost	147,332,593		57,111,274		24,865,037		4,698,071
Repurchase agreements, at cost	7,923,610		2,661,656		513,876		—
Securities on loan, at value	7,747,246		3,028,413		592,461		—

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2017

			Guggenheim
			S&P Global
	Guggenheim		Dividend
	Ultra Short		Opportunities
	Duration ETF		Index ETF
	(GSY	)	(LVL )
ASSETS:
Investments, at value — including securities on loan	$935,897,174		$59,307,571
Repurchase agreements, at value	149,144,575		1,316,764
Foreign currency, at value	—		130,443
Cash	1,491,188		25,999
Unrealized appreciation on forward foreign currency exchange contracts	1,580,281		—
Prepaid expenses	472		309
Receivables:
Tax reclaims	—		119,370
Dividends	—		119,093
Investments sold	21,326,806		2,445
Securities lending income	840		72
Interest	2,092,369		—
Total assets	1,111,533,705		61,022,066
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	2,204,645		—
Payable for:
Upon return of securities loaned	1,774,806		1,316,764
Management fees	77,468		40,764
Professional fees	14,683		30,182
Intraday valuation fees	2,494		3,038
Investments purchased	44,077,809		2,443
Line of credit fees	34,348		—
Other liabilities	119,976		32,537
Total liabilities	48,306,229		1,425,728
NET ASSETS	$1,063,227,476		$59,596,338
NET ASSETS CONSIST OF:
Paid-in capital	$1,056,363,861		$100,752,751
Undistributed (distributions in excess of) net investment income	3,550,573		(287,310)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(517,030)		(43,216,853)
Net unrealized appreciation on investments and foreign currency	3,830,072		2,347,750
NET ASSETS	1,063,227,476		$59,596,338
Shares outstanding ($0.01 par value with unlimited amount authorized)	21,100,000		5,280,000
Net asset value	$50.39		$11.29
Investments in securities, at cost	931,425,095		56,962,641
Repurchase agreements, at cost	149,144,575		1,316,764
Foreign currency, at cost	—		126,612
Securities on loan, at value	1,718,973		1,264,009

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 189

STATEMENTS OF OPERATIONS (Unaudited)	November 30, 2017
For the Six Months Ended November 30, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2017 Corporate	2018 Corporate	2019 Corporate	2020 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCH )	(BSCI )	(BSCJ )	(BSCK )
INVESTMENT INCOME:
Interest	4,121,679	9,008,819	10,141,227	11,475,178
Income from securities lending	18,697	11,442	6,926	5,169
Total investment income	4,140,376	9,020,261	10,148,153	11,480,347
EXPENSES:
Management fees	754,363	1,248,119	1,212,168	1,210,313
Total expenses	754,363	1,248,119	1,212,168	1,210,313
Net investment income	3,386,013	7,772,142	8,935,985	10,270,034
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	143,618	325,156	338,775	818,072
In-kind transactions	43,172	99,296	32,459	—
Net realized gain	186,790	424,452	371,234	818,072
Net change in unrealized appreciation (depreciation) on:
Investments	(204,955)	(1,895,149)	(5,095,152)	(8,691,455)
Net realized and unrealized loss	(18,165)	(1,470,697)	(4,723,918)	(7,873,383)
Net increase in net assets resulting from operations	$3,367,848	$6,301,445	$4,212,067	$2,396,651

See notes to financial statements.
190 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the Six Months Ended November 30, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2021 Corporate	2022 Corporate	2023 Corporate	2024 Corporate
	Bond ETF	Bond ETF	Bond ETF	Bond ETF
	(BSCL )	(BSCM )	(BSCN )	(BSCO )
INVESTMENT INCOME:
Interest	9,529,229	8,025,557	3,352,839	3,028,091
Income from securities lending	18,345	6,055	3,238	5,346
Total investment income	9,547,574	8,031,612	3,356,077	3,033,437
EXPENSES:
Management fees	896,607	700,964	270,713	221,875
Total expenses	896,607	700,964	270,713	221,875
Net investment income	8,650,967	7,330,648	3,085,364	2,811,562
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	771,916	402,026	341,380	193,409
In-kind transactions	311,156	—	—	—
Net realized gain	1,083,072	402,026	341,380	193,409
Net change in unrealized appreciation (depreciation) on:
Investments	(7,271,691)	(5,583,882)	(2,268,995)	(1,020,002)
Net realized and unrealized loss	(6,188,619)	(5,181,856)	(1,927,615)	(826,593)
Net increase in net assets resulting from operations	$2,462,348	$2,148,792	$1,157,749	$1,984,969

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 191

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the Six Months Ended November 30, 2017

					Guggenheim
	Guggenheim	Guggenheim	Guggenheim		BulletShares
	BulletShares	BulletShares	BulletShares		2017 High Yield
	2025 Corporate	2026 Corporate	2027 Corporate		Corporate
	Bond ETF	Bond ETF	Bond ETF		Bond
	(BSCP )	(BSCQ )	(BSCR	)[1]	ETF (BSJH )
INVESTMENT INCOME:
Interest	1,252,741	576,029	33,767		4,567,337
Income from securities lending	3,551	805	—		90,961
Total investment income	1,256,292	576,834	33,767		4,658,298
EXPENSES:
Management fees	91,508	42,280	2,560		972,446
Line of credit fee	—	—	—		20,496
Total expenses	91,508	42,280	2,560		992,942
Net investment income	1,164,784	534,554	31,207		3,665,356
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(84,955)	—	—		(192,774)
In-kind transactions	—	—	—		138,820
Net realized loss	(84,955)	—	—		(53,954)
Net change in unrealized appreciation (depreciation) on:
Investments	(234,732)	(153,155)	(36,754)		(882,510)
Net realized and unrealized loss	(319,687)	(153,155)	(36,754)		(936,464)
Net increase (decrease) in net assets resulting from operations	$845,097	$381,399	$(5,547)		$2,728,892

1 Commencement of investment operations September 27, 2017.

See notes to financial statements.
192 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the Six Months Ended November 30, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2018 High Yield	2019 High Yield	2020 High Yield	2021 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond	Bond	Bond	Bond
	ETF (BSJI )	ETF (BSJJ )	ETF (BSJK )	ETF (BSJL )
INVESTMENT INCOME:
Interest	21,276,979	20,433,817	14,325,772	5,822,629
Income from securities lending	124,583	100,929	307,234	89,596
Total investment income	21,401,562	20,534,746	14,633,006	5,912,225
EXPENSES:
Management fees	2,300,890	1,771,807	1,165,988	449,182
Line of credit fee	84,622	47,409	25,869	9,080
Total expenses	2,385,512	1,819,216	1,191,857	458,262
Net investment income	19,016,050	18,715,530	13,441,149	5,453,963
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	370,342	632,122	1,878,932	321,774
In-kind transactions	176,647	—	—	—
Net realized gain	546,989	632,122	1,878,932	321,774
Net change in unrealized appreciation (depreciation) on:
Investments	(6,682,205)	(6,306,237)	(8,379,682)	(2,057,640)
Net realized and unrealized loss	(6,135,216)	(5,674,115)	(6,500,750)	(1,735,866)
Net increase in net assets resulting from operations	$12,880,834	$13,041,415	$6,940,399	$3,718,097

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 193

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the Six Months Ended November 30, 2017

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2022 High Yield	2023 High Yield	2024 High Yield	2025 High Yield
	Corporate	Corporate	Corporate	Corporate
	Bond	Bond	Bond	Bond
	ETF (BSJM )	ETF (BSJN )	ETF (BSJO )	ETF (BSJP )
INVESTMENT INCOME:
Interest	4,120,029	1,371,795	673,161	47,593
Income from securities lending	80,441	26,871	7,521	—
Total investment income	4,200,470	1,398,666	680,682	47,593
EXPENSES:
Management fees	294,533	98,704	50,992	3,732
Line of credit fee	8,554	3,045	2,906	31
Total expenses	303,087	101,749	53,898	3,763
Net investment income	3,897,383	1,296,917	626,784	43,830
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(355,575)	67,907	57,789	999
Net change in unrealized appreciation (depreciation) on:
Investments	(2,086,617)	(808,265)	(73,073)	(35,158)
Net realized and unrealized loss	(2,442,192)	(740,358)	(15,284)	(34,159)
Net increase in net assets resulting from operations	$1,455,191	$556,559	$611,500	$9,671

See notes to financial statements.
194 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited) continued	November 30, 2017
For the Six Months Ended November 30, 2017

		Guggenheim
		S&P Global
	Guggenheim	Dividend
	Ultra Short	Opportunities
	Duration ETF	Index ETF
	(GSY )	(LVL )
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$970,317
Income from securities lending	2,318	4,909
Interest	10,348,987	—
Miscellaneous income	1,653	—
Total investment income	10,352,958	975,226
EXPENSES:
Management fees	1,118,260	150,297
Professional fees	37,337	22,854
Licensing fees	—	13,226
Custodian fees	105,509	9,887
Administration fees	101,036	8,266
Trustees’ fees and expenses**	19,665	4,950
Printing fees	17,090	4,194
Intraday valuation fees	9,541	3,018
Listing fees	3,759	2,649
Insurance	5,953	636
Line of credit fees	96,874	—
Other expenses	31,258	180
Total expenses	1,546,282	220,157
Less:
Expenses waived by advisor	(26,302)	(26,574)
Net expenses	1,519,980	193,583
Net investment income	8,832,978	781,643
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,877,374	2,448,404
In-kind transactions	—	89,930
Foreign currency transactions	218,612	(11,529)
Forward foreign currency contracts	(6,791,040)	—
Net realized gain	304,946	2,526,805
Net change in unrealized appreciation (depreciation) on:
Investments	(1,078,177)	146,663
Foreign currency translations	(17,775)	649
Forward foreign currency contracts	2,278,582	—
Net change in unrealized appreciation (depreciation)	1,182,630	147,312
Net realized and unrealized gain	1,487,576	2,674,117
Net increase in net assets resulting from operations	10,320,554	3,455,760
* Foreign taxes withheld	$—	$31,059

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 195

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2017

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	Corporate Bond ETF (BSCH)		Corporate Bond ETF (BSCI)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,386,013	$11,105,607	$7,772,142	$14,560,640
Net realized gain on investments	186,790	826,826	424,452	734,748
Net change in unrealized appreciation (depreciation) on investments	(204,955)	(2,190,048)	(1,895,149)	(1,671,035)
Net increase in net assets resulting from operations	3,367,848	9,742,385	6,301,445	13,624,353
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,649,740)	(11,367,990)	(7,728,660)	(14,261,430)
Capital gains	—	(131,070)	—	—
Total distributions to shareholders	(3,649,740)	(11,499,060)	(7,728,660)	(14,261,430)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	—	15,916,836	207,261,330
Cost of shares redeemed	(162,962,977)	(224,236,329)	(60,372,817)	(25,415,402)
Net increase (decrease) in net assets resulting from shareholder transactions	(162,962,977)	(224,236,329)	(44,455,981)	181,845,928
Net increase (decrease) in net assets	(163,244,869)	(225,993,004)	(45,883,196)	181,208,851
NET ASSETS:
Beginning of period	706,588,984	932,581,988	1,040,058,212	858,849,361
End of period	$543,344,115	$706,588,984	$994,175,016	$1,040,058,212
Undistributed net investment income at end of period	$536,607	$800,334	$1,548,935	$1,505,453
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	—	750,000	9,750,000
Shares redeemed	(7,200,000)	(9,900,000)	(2,850,000)	(1,200,000)
Net increase (decrease) in shares	(7,200,000)	(9,900,000)	(2,100,000)	8,550,000

See notes to financial statements.
196 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	Corporate Bond ETF (BSCJ)		Corporate Bond ETF (BSCK)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,935,985	$13,786,522	$10,270,034	$15,909,262
Net realized gain on investments	371,234	429,322	818,072	562,903
Net change in unrealized appreciation (depreciation) on investments	(5,095,152)	(973,293)	(8,691,455)	1,079,044
Net increase in net assets resulting from operations	4,212,067	13,242,551	2,396,651	17,551,209
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,751,225)	(13,124,295)	(9,957,630)	(15,418,875)
Capital gains	—	—	—	(6,630)
Total distributions to shareholders	(8,751,225)	(13,124,295)	(9,957,630)	(15,425,505)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	79,586,620	382,020,323	128,903,181	366,813,464
Cost of shares redeemed	(6,369,971)	(3,169,352)	—	(31,819,833)
Net increase in net assets resulting from shareholder transactions	73,216,649	378,850,971	128,903,181	334,993,631
Net increase in net assets	68,677,491	378,969,227	121,342,202	337,119,335
NET ASSETS:
Beginning of period	967,188,774	588,219,547	930,225,402	593,106,067
End of period	$1,035,866,265	$967,188,774	$1,051,567,604	$930,225,402
Undistributed net investment income at end of period	$1,853,614	$1,668,854	$1,856,877	$1,544,473
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,750,000	18,000,000	6,000,000	17,100,000
Shares redeemed	(300,000)	(150,000)	—	(1,500,000)
Net increase in shares	3,450,000	17,850,000	6,000,000	15,600,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 197

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2021		Guggenheim BulletShares 2022
	Corporate Bond ETF (BSCL)		Corporate Bond ETF (BSCM)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,650,967	$12,412,777	$7,330,648	$10,322,936
Net realized gain on investments	1,083,072	729,332	402,026	434,353
Net change in unrealized appreciation (depreciation) on investments	(7,271,691)	2,805,352	(5,583,882)	4,606,037
Net increase in net assets resulting from operations	2,462,348	15,947,461	2,148,792	15,363,326
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,329,545)	(11,736,675)	(7,012,635)	(9,793,425)
Capital gains	—	(204,180)	—	(107,730)
Total distributions to shareholders	(8,329,545)	(11,940,855)	(7,012,635)	(9,901,155)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	156,827,704	305,736,765	131,402,093	228,321,738
Cost of shares redeemed	(12,839,678)	(3,180,929)	—	(22,065,243)
Net increase in net assets resulting from shareholder transactions	143,988,026	302,555,836	131,402,093	206,256,495
Net increase in net assets	138,120,829	306,562,442	126,538,250	211,718,666
NET ASSETS:
Beginning of period	667,987,725	361,425,283	518,403,982	306,685,316
End of period	$806,108,554	$667,987,725	$644,942,232	$518,403,982
Undistributed net investment income at end of period	$1,859,428	$1,538,006	$1,477,171	$1,159,158
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,350,000	14,400,000	6,150,000	10,800,000
Shares redeemed	(600,000)	(150,000)	—	(1,050,000)
Net increase in shares	6,750,000	14,250,000	6,150,000	9,750,000

See notes to financial statements.
198 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2023		Guggenheim BulletShares 2024
	Corporate Bond ETF (BSCN)		Corporate Bond ETF (BSCO)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,085,364	$4,375,640	$2,811,562	$3,987,800
Net realized gain (loss) on investments	341,380	1,298,828	193,409	(582,726)
Net change in unrealized appreciation (depreciation) on investments	(2,268,995)	261,383	(1,020,002)	1,731,882
Net increase in net assets resulting from operations	1,157,749	5,935,851	1,984,969	5,136,956
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,867,520)	(4,207,455)	(2,666,445)	(3,774,240)
Capital gains	—	(358,620)	—	(168,990)
Total distributions to shareholders	(2,867,520)	(4,566,075)	(2,666,445)	(3,943,230)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	94,610,715	78,115,567	50,292,942	65,247,961
Cost of shares redeemed	—	(21,910,734)	—	—
Net increase in net assets resulting from shareholder transactions	94,610,715	56,204,833	50,292,942	65,247,961
Net increase in net assets	92,900,944	57,574,609	49,611,466	66,441,687
NET ASSETS:
Beginning of period	188,736,438	131,161,829	162,864,356	96,422,669
End of period	$281,637,382	$188,736,438	$212,475,822	$162,864,356
Undistributed net investment income at end of period	$719,725	$501,881	$630,200	$485,288
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,500,000	3,750,000	2,400,000	3,150,000
Shares redeemed	—	(1,050,000)	—	—
Net increase in shares	4,500,000	2,700,000	2,400,000	3,150,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 199

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2025		Guggenheim BulletShares 2026
	Corporate Bond ETF (BSCP)		Corporate Bond ETF (BSCQ)
	Period Ended		Period Ended	Period from
	November		November	September 14,
	30, 2017	Year Ended	30, 2017	2016[a] to
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,164,784	$1,387,144	$534,554	$389,158
Net realized gain (loss) on investments	(84,955)	(40,593)	—	71,233
Net change in unrealized appreciation (depreciation) on investments	(234,732)	348,689	(153,155)	143,705
Net increase in net assets resulting from operations	845,097	1,695,240	381,399	604,096
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,114,320)	(1,256,250)	(493,575)	(302,625)
Capital gains	—	(160,140)	—	—
Total distributions to shareholders	(1,114,320)	(1,416,390)	(493,575)	(302,625)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	15,548,268	40,041,174	17,746,264	29,176,213
Cost of shares redeemed	—	—	—	(2,939,498)
Net increase in net assets resulting from shareholder transactions	15,548,268	40,041,174	17,746,264	26,236,715
Net increase in net assets	15,279,045	40,320,024	17,634,088	26,538,186
NET ASSETS:
Beginning of period	68,198,475	27,878,451	26,538,186	—
End of period	$83,477,520	$68,198,475	$44,172,274	$26,538,186
Undistributed net investment income at end of period	$248,951	$198,487	$127,512	$86,533
CHANGES IN SHARES OUTSTANDING:
Shares sold	750,000	1,950,000	900,000	1,500,000
Shares redeemed	—	—	—	(150,000)
Net increase in shares	750,000	1,950,000	900,000	1,350,000

a Commencement of operations

See notes to financial statements.
200 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2027 Corporate Bond ETF (BSCR)	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
	Period from September 27, 2017[a] to November 30, 2017 (Unaudited)	Period Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,207	$3,665,356	$22,374,534
Net realized gain (loss) on investments	—	(53,954)	357,415
Net change in unrealized appreciation (depreciation) on investments	(36,754)	(882,510)	2,682,860
Net increase (decrease) in net assets resulting from operations	(5,547)	2,728,892	25,414,809
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,290)	(4,497,230)	(23,629,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	6,000,000	—	2,582,422
Cost of shares redeemed	—	(144,198,762)	(196,392,620)
Net increase (decrease) in net assets resulting from shareholder transactions	6,000,000	(144,198,762)	(193,810,198)
Net increase (decrease) in net assets	5,978,163	(145,967,100)	(192,024,389)
NET ASSETS:
Beginning of period	—	516,589,431	708,613,820
End of period	$5,978,163	$370,622,331	$516,589,431
Undistributed net investment income at end of period	$14,917	$336,272	$1,168,146
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	—	100,000
Shares redeemed	—	(5,600,000)	(7,600,000)
Net increase (decrease) in shares	300,000	(5,600,000)	(7,500,000)

a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 201

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	High Yield Corporate Bond ETF (BSJI)		High Yield Corporate Bond ETF (BSJJ)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,016,050	$36,857,100	$18,715,530	$25,346,932
Net realized gain on investments	546,989	8,601,786	632,122	2,466,377
Net change in unrealized appreciation (depreciation) on investments	(6,682,205)	12,738,847	(6,306,237)	16,157,879
Net increase in net assets resulting from operations	12,880,834	58,197,733	13,041,415	43,971,188
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,250,780)	(35,891,780)	(18,191,520)	(23,591,660)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	17,745,213	400,785,182	152,693,389	400,644,950
Cost of shares redeemed	(37,930,803)	(15,166,624)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(20,185,590)	385,618,558	152,693,389	400,644,950
Net increase (decrease) in net assets	(26,555,536)	407,924,511	147,543,284	421,024,478
NET ASSETS:
Beginning of period	1,096,645,435	688,720,924	770,437,809	349,413,331
End of period	$1,070,089,899	$1,096,645,435	$917,981,093	$770,437,809
Undistributed net investment income at end of period	$3,401,212	$3,635,942	$4,030,573	$3,506,563
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	15,900,000	6,200,000	16,500,000
Shares redeemed	(1,500,000)	(600,000)	—	—
Net increase (decrease) in shares	(800,000)	15,300,000	6,200,000	16,500,000

See notes to financial statements.
202 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2020		Guggenheim BulletShares 2021
	High Yield Corporate Bond ETF (BSJK)		High Yield Corporate Bond ETF (BSJL)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,441,149	$14,702,414	$5,453,963	$5,097,373
Net realized gain on investments	1,878,932	2,158,243	321,774	594,001
Net change in unrealized appreciation (depreciation) on investments	(8,379,682)	11,254,232	(2,057,640)	3,345,754
Net increase in net assets resulting from operations	6,940,399	28,114,889	3,718,097	9,037,128
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,776,000)	(13,134,420)	(5,055,010)	(4,487,880)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	161,273,608	312,403,845	115,450,505	113,981,871
Net increase in net assets resulting from shareholder transactions	161,273,608	312,403,845	115,450,505	113,981,871
Net increase in net assets	155,438,007	327,384,314	114,113,592	118,531,119
NET ASSETS:
Beginning of period	482,352,371	154,968,057	168,624,294	50,093,175
End of period	$637,790,378	$482,352,371	$282,737,886	$168,624,294
Undistributed net investment income at end of period	$2,999,784	$2,334,635	$1,253,821	$854,868
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,500,000	12,800,000	4,600,000	4,600,000
Net increase in shares	6,500,000	12,800,000	4,600,000	4,600,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 203

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2022		Guggenheim BulletShares 2023
	High Yield Corporate Bond ETF (BSJM)		High Yield Corporate Bond ETF (BSJN)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,897,383	$4,544,258	$1,296,917	$1,334,564
Net realized gain (loss) on investments	(355,575)	693,917	67,907	78,616
Net change in unrealized appreciation (depreciation) on investments	(2,086,617)	3,197,525	(808,265)	897,788
Net increase in net assets resulting from operations	1,455,191	8,435,700	556,559	2,310,968
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,751,410)	(3,986,220)	(1,204,880)	(1,183,010)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	25,259,960	92,033,063	21,367,397	26,367,385
Cost of shares redeemed	—	(4,990,885)	—	—
Net increase in net assets resulting from shareholder transactions	25,259,960	87,042,178	21,367,397	26,367,385
Net increase in net assets	22,963,741	91,491,658	20,719,076	27,495,343
NET ASSETS:
Beginning of period	129,836,172	38,344,514	37,725,447	10,230,104
End of period	$152,799,913	$129,836,172	$58,444,523	$37,725,447
Undistributed net investment income at end of period	$883,385	$737,412	$292,883	$200,846
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	3,700,000	800,000	1,000,000
Shares redeemed	—	(200,000)	—	—
Net increase in shares	1,000,000	3,500,000	800,000	1,000,000

See notes to financial statements.
204 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (BSJO)		Guggenheim BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
	Period Ended November 30, 2017 (Unaudited)	Period from September 14, 2016[a] to May 31, 2017	Period from September 27, 2017[a] to November 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$626,784	$457,972	$43,830
Net realized gain on investments	57,789	11,381	999
Net change in unrealized appreciation (depreciation) on investments	(73,073)	275,380	(35,158)
Net increase in net assets resulting from operations	611,500	744,733	9,671
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(602,940)	(344,960)	(22,900)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,575,442	22,702,759	5,000,000
Net increase in net assets resulting from shareholder transactions	2,575,442	22,702,759	5,000,000
Net increase in net assets	2,584,002	23,102,532	4,986,771
NET ASSETS:
Beginning of period	23,102,532	—	—
End of period	$25,686,534	$23,102,532	$4,986,771
Undistributed net investment income at end of period	$136,856	$113,012	$20,930
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	900,000	200,000
Net increase in shares	100,000	900,000	200,000

a Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 205

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2017

	Guggenheim Ultra Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Period Ended		Period Ended
	November		November
	30, 2017	Year Ended	30, 2017	Year Ended
	(Unaudited)	May 31, 2017	(Unaudited)	May 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,832,978	$12,910,998	$781,643	$2,818,098
Net realized gain on investments and foreign currency transactions	304,946	2,097,345	2,526,805	3,863,991
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,182,630	2,395,079	147,312	3,590,922
Net increase in net assets resulting from operations	10,320,554	17,403,422	3,455,760	10,273,011
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,959,310)	(12,249,300)	(1,272,472)	(2,719,976)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	125,714,409	481,151,350	—	23,170,327
Cost of shares redeemed	(140,939,738)	(125,322,426)	(2,645,503)	(23,314,340)
Net increase (decrease) in net assets resulting from shareholder transactions	(15,225,329)	355,828,924	(2,645,503)	(144,013)
Net increase (decrease) in net assets	(12,864,085)	360,983,046	(462,215)	7,409,022
NET ASSETS:
Beginning of period	1,076,091,561	715,108,515	60,058,553	52,649,531
End of period	$1,063,227,476	$1,076,091,561	$59,596,338	$60,058,553
Undistributed (distributions in excess of) net investment income at end of period	$3,550,573	$2,676,905	$(287,310)	$466,920
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,500,000	9,600,000	—	2,240,000
Shares redeemed	(2,800,000)	(2,500,000)	(240,000)	(2,240,000)
Net increase (decrease) in shares	(300,000)	7,100,000	(240,000)	—

See notes to financial statements.
206 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2017

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017		May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$22.65		$22.69		$22.78	$22.88	$22.66	$21.90
Income from investment operations:
Net investment income(a)	0.12		0.29		0.31	0.34	0.41	0.52
Net gain (loss) on investments (realized and unrealized)	—		(0.04)		(0.07)	(0.09)	0.23	0.78
Total from investment operations	0.12		0.25		0.24	0.25	0.64	1.30
Less distributions from:
Net investment income	(0.13)		(0.29)		(0.31)	(0.34)	(0.41)	(0.52)
Capital gains	—		(0.00	)(d)	(0.02)	(0.01)	(0.01)	(0.02)
Total distributions to shareholders	(0.13)		(0.29)		(0.33)	(0.35)	(0.42)	(0.54)
Net asset value, end of period	$22.64		$22.65		$22.69	$22.78	$22.88	$22.66
Market value, end of period	$22.61		$22.62		$22.74	$22.78	$22.95	$22.71
Total Return(b)
Net asset value	0.53%		1.13%		1.07%	1.14%	2.85%	5.98%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$543,344		$706,589		$932,582	$796,102	$624,571	$261,758
Ratio to average net assets of:
Net investment income	1.08	%(e)	1.28%		1.37%	1.52%	1.82%	2.28%
Total expenses	0.24	%(e)	0.24%		0.24%	0.24%	0.25%	0.24%
Portfolio turnover rate(c)	—%		5%		11%	8%	1%	3%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 207

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.20		$21.21	$21.27	$21.25	$20.98		$20.04
Income from investment operations:
Net investment income(a)	0.16		0.32	0.35	0.37	0.38		0.40
Net gain (loss) on investments (realized and unrealized)	(0.02)		(0.01)	(0.06)	0.02	0.25		0.94
Total from investment operations	0.14		0.31	0.29	0.39	0.63		1.34
Less distributions from:
Net investment income	(0.16)		(0.32)	(0.34)	(0.36)	(0.36)		(0.40)
Capital gains	—		—	(0.01)	(0.01)	(0.00	)(d)	—
Total distributions to shareholders	(0.16)		(0.32)	(0.35)	(0.37)	(0.36)		(0.40)
Net asset value, end of period	$21.18		$21.20	$21.21	$21.27	$21.25		$20.98
Market value, end of period	$21.14		$21.26	$21.28	$21.32	$21.30		$21.04
Total Return(b)
Net asset value	0.65%		1.47%	1.38%	1.88%	3.04%		6.73%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$994,175		$1,040,058	$858,849	$558,209	$347,460		$91,264
Ratio to average net assets of:
Net investment income	1.49	%(e)	1.53%	1.65%	1.75%	1.85%		1.90%
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%		0.24%
Portfolio turnover rate(c)	4%		10%	7%	5%	1%		5%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.
(e)	Annualized.

See notes to financial statements.
208 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017		May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.21		$21.20		$21.18	$21.15	$20.94	$20.27
Income from investment operations:
Net investment income(a)	0.19		0.39		0.42	0.44	0.45	0.47
Net gain (loss) on investments (realized and unrealized)	(0.09)		(0.00	)(d)	0.02	0.03	0.19	0.70
Total from investment operations	0.10		0.39		0.44	0.47	0.64	1.17
Less distributions from:
Net investment income	(0.19)		(0.38)		(0.41)	(0.43)	(0.42)	(0.50)
Capital gains	—		—		(0.01)	(0.01)	(0.01)	(0.00	)(d)
Total distributions to shareholders	(0.19)		(0.38)		(0.42)	(0.44)	(0.43)	(0.50)
Net asset value, end of period	$21.12		$21.21		$21.20	$21.18	$21.15	$20.94
Market value, end of period	$21.14		$21.27		$21.26	$21.21	$21.18	$20.98
Total Return(b)
Net asset value	0.45%		1.88%		2.14%	2.27%	3.13%	5.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,035,866		$967,189		$588,220	$343,078	$149,092	$56,529
Ratio to average net assets of:
Net investment income	1.77	%(e)	1.85%		2.03%	2.11%	2.19%	2.26%
Total expenses	0.24	%(e)	0.24%		0.24%	0.24%	0.25%	0.24%
Portfolio turnover rate(c)	5%		10%		11%	5%	1%	4%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 209

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited	)	May 31, 2017		May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013
Per Share Data:
Net asset value, beginning of period	$21.46		$21.37		$21.38	$21.23	$20.94		$20.33
Income from investment operations:
Net investment income(a)	0.22		0.46		0.51	0.55	0.57		0.59
Net gain (loss) on investments (realized and unrealized)	(0.16)		0.08		(0.01)	0.13	0.25		0.66
Total from investment operations	0.06		0.54		0.50	0.68	0.82		1.25
Less distributions from:
Net investment income	(0.21)		(0.45)		(0.51)	(0.53)	(0.53)		(0.60)
Capital gains	—		(0.00	)(d)	—	—	(0.00	)(d)	(0.04)
Total distributions to shareholders	(0.21)		(0.45)		(0.51)	(0.53)	(0.53)		(0.64)
Net asset value, end of period	$21.31		$21.46		$21.37	$21.38	$21.23		$20.94
Market value, end of period	$21.37		$21.52		$21.44	$21.44	$21.23		$20.89
Total Return(b)
Net asset value	0.30%		2.60%		2.39%	3.28%	4.02%		6.16%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,051,568		$930,225		$593,106	$311,088	$121,032		$47,123
Ratio to average net assets of:
Net investment income	2.04	%(e)	2.17%		2.43%	2.60%	2.75%		2.83%
Total expenses	0.24	%(e)	0.24%		0.24%	0.24%	0.25%		0.24%
Portfolio turnover rate(c)	7%		8%		9%	4%	1%		5%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.
(e)	Annualized.

See notes to financial statements.
210 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.31		$21.14	$21.11	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.25		0.52	0.57	0.59	0.56
Net gain (loss) on investments (realized and unrealized)	(0.16)		0.16	0.01	0.15	0.90
Total from investment operations	0.09		0.68	0.58	0.74	1.46
Less distributions from:
Net investment income	(0.24)		(0.50)	(0.55)	(0.58)	(0.47)
Capital gains	—		(0.01)	—	—	—
Total distributions to shareholders	(0.24)		(0.51)	(0.55)	(0.58)	(0.47)
Net asset value, end of period	$21.16		$21.31	$21.14	$21.11	$20.95
Market value, end of period	$21.19		$21.36	$21.17	$21.18	$20.96
Total Return(c)
Net asset value	0.43%		3.28%	2.81%	3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$806,109		$667,988	$361,425	$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.32	%(e)	2.44%	2.75%	2.84%	3.14%
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%
Portfolio turnover rate(d)	6%		5%	6%	3%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 211

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended		Year Ended		Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016		May 31, 2015		May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$21.33		$21.08	$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.27		0.55	0.59		0.62		0.60
Net gain (loss) on investments (realized and unrealized)	(0.16)		0.25	0.05		0.14		0.77
Total from investment operations	0.11		0.80	0.64		0.76		1.37
Less distributions from:
Net investment income	(0.26)		(0.54)	(0.59)		(0.59)		(0.50)
Capital gains	—		(0.01)	(0.00	)(e)	(0.00	)(e)	—
Total distributions to shareholders	(0.26)		(0.55)	(0.59)		(0.59)		(0.50)
Net asset value, end of period	$21.18		$21.33	$21.08		$21.03		$20.86
Market value, end of period	$21.25		$21.37	$21.11		$21.05		$20.89
Total Return(c)
Net asset value	0.52%		3.82%	3.15%		3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$644,942		$518,404	$306,685		$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.51	%(f)	2.63%	2.87%		2.99%		3.39%
Total expenses	0.24	%(f)	0.24%	0.24%		0.24%		0.25%
Portfolio turnover rate(d)	6%		10%	5%		2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
212 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.97		$20.82	$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.29		0.61	0.65		0.44
Net gain (loss) on investments (realized and unrealized)	(0.12)		0.19	0.22		0.46
Total from investment operations	0.17		0.80	0.87		0.90
Less distributions from:
Net investment income	(0.28)		(0.60)	(0.61)		(0.34)
Capital gains	—		(0.05)	(0.00	)(e)	(0.00	)(e)
Total distributions to shareholders	(0.28)		(0.65)	(0.61)		(0.34)
Net asset value, end of period	$20.86		$20.97	$20.82		$20.56
Market value, end of period	$20.93		$21.03	$20.91		$20.58
Total Return(c)
Net asset value	0.79%		3.92%	4.37%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$281,637		$188,736	$131,162		$18,501
Ratio to average net assets of:
Net investment income	2.74	%(g)	2.92%	3.21%		3.03%
Total expenses	0.24	%(g)	0.24%	0.22%		0.24%
Net expenses	0.24	%(g)	0.24%	0.16	%(f)	0.24%
Portfolio turnover rate(d)	8%		15%	7%		1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(g)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 213

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016		May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$20.88		$20.74	$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.32		0.64	0.67		0.45
Net gain (loss) on investments (realized and unrealized)	(0.06)		0.15	0.22		0.44
Total from investment operations	0.26		0.79	0.89		0.89
Less distributions from:
Net investment income	(0.31)		(0.62)	(0.65)		(0.35)
Capital gains	—		(0.03)	(0.02)		—
Total distributions to shareholders	(0.31)		(0.65)	(0.67)		(0.35)
Net asset value, end of period	$20.83		$20.88	$20.74		$20.52
Market value, end of period	$20.90		$20.92	$20.80		$20.51
Total Return(c)
Net asset value	1.25%		3.88%	4.50%		4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$212,476		$162,864	$96,423		$46,172
Ratio to average net assets of:
Net investment income	3.04	%(f)	3.12%	3.33%		3.12%
Total expenses	0.24	%(f)	0.24%	0.21%		0.24%
Net expenses	0.24	%(f)	0.24%	0.11	%(e)	0.24%
Portfolio turnover rate(d)	5%		18%	9%		8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(f)	Annualized

See notes to financial statements.
214 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016 (a)
Per Share Data:
Net asset value, beginning of period	$20.67		$20.65	$20.02
Income from investment operations:
Net investment income(b)	0.32		0.62	0.42
Net gain (loss) on investments (realized and unrealized)	(0.07)		0.05	0.53
Total from investment operations	0.25		0.67	0.95
Less distributions from:
Net investment income	(0.31)		(0.59)	(0.32)
Capital gains	—		(0.06)	—
Total distributions to shareholders	(0.31)		(0.65)	(0.32)
Net asset value, end of period	$20.61		$20.67	$20.65
Market value, end of period	$20.66		$20.71	$20.71
Total Return(c)
Net asset value	1.20%		3.29%	4.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83,478		$68,198	$27,878
Ratio to average net assets of:
Net investment income	3.05	%(e)	3.04%	3.22%
Total expenses	0.24	%(e)	0.24%	0.24%
Portfolio turnover rate(d)	15%		18%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 215

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Period Ended
	(Unaudited	)	May 31, 2017(a)
Per Share Data:
Net asset value, beginning of period	$19.66		$19.88
Income from investment operations:
Net investment income(b)	0.30		0.41
Net loss on investments (realized and unrealized)	(0.04)		(0.32)
Total from investment operations	0.26		0.09
Less distributions from:
Net investment income	(0.29)		(0.31)
Total distributions to shareholders	(0.29)		(0.31)
Net asset value, end of period	$19.63		$19.66
Market value, end of period	$19.66		$19.69
Total Return(c)
Net asset value	1.30%		0.49%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$44,172		$26,538
Ratio to average net assets of:
Net investment income	3.03	%(e)	3.00%
Total expenses	0.24	%(e)	0.24%
Portfolio turnover rate(d)	0%		4%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized

See notes to financial statements.
216 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSCR Guggenheim BulletShares 2027 Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
November
30, 2017(a)
Per Share Data:
Net asset value, beginning of period	$19.99
Income from investment operations:
Net investment income(b)	0.10
Net gain on investments (realized and unrealized)	(0.11)
Total from investment operations	(0.01)
Less distributions from:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$19.93
Market value, end of period	$20.00
Total Return(c)
Net asset value	(0.03%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,978
Ratio to average net assets of:
Net investment income	2.93%
Total expenses	0.24%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: September 27, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 217

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$25.83		$25.77	$26.55	$27.48	$26.90	$24.91
Income from investment operations:
Net investment income(a)	0.20		0.87	0.99	1.09	1.16	1.26
Net gain (loss) on investments (realized and unrealized)	(0.05)		0.09	(0.80)	(0.89)	0.55	1.91
Total from investment operations	0.15		0.96	0.19	0.20	1.71	3.17
Less distributions from:
Net investment income	(0.24)		(0.90)	(0.97)	(1.08)	(1.09)	(1.18)
Capital gains	—		—	—	(0.05)	(0.04)	—
Total distributions to shareholders	(0.24)		(0.90)	(0.97)	(1.13)	(1.13)	(1.18)
Net asset value, end of period	$25.74		$25.83	$25.77	$26.55	$27.48	$26.90
Market value, end of period	$25.70		$25.76	$25.80	$26.59	$27.55	$26.88
Total Return(b)
Net asset value	0.60%		3.79%	0.81%	0.78%	6.54%	12.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$370,622		$516,589	$708,614	$523,074	$343,440	$67,251
Ratio to average net assets of:
Net investment income	1.58	%(d)	3.37%	3.87%	4.11%	4.29%	4.80%
Total expenses	0.43	%(d)	0.44%	0.43%	0.43%	0.43%	0.42%
Portfolio turnover rate(c)	0%		49%	24%	20%	20%	38%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized

See notes to financial statements.
218 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$25.39		$24.69	$26.11	$27.30	$26.70	$24.62
Income from investment operations:
Net investment income(a)	0.44		1.04	1.20	1.20	1.27	1.49
Net gain (loss) on investments (realized and unrealized)	(0.14)		0.70	(1.47)	(1.08)	0.55	1.93
Total from investment operations	0.30		1.74	(0.27)	0.12	1.82	3.42
Less distributions from:
Net investment income	(0.45)		(1.04)	(1.15)	(1.19)	(1.19)	(1.34)
Capital gains	—		—	—	(0.12)	(0.03)	(0.00	)(d)
Total distributions to shareholders	(0.45)		(1.04)	(1.15)	(1.31)	(1.22)	(1.34)
Net asset value, end of period	$25.24		$25.39	$24.69	$26.11	$27.30	$26.70
Market value, end of period	$25.21		$25.43	$24.74	$26.16	$27.38	$26.76
Total Return(b)
Net asset value	1.17%		7.18%	(0.92%)	0.51%	7.01%	14.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,070,090		$1,096,645	$688,721	$402,044	$237,470	$66,748
Ratio to average net assets of:
Net investment income	3.47	%(e)	4.13%	4.91%	4.55%	4.75%	5.71%
Total expenses	0.44	%(e)	0.44%	0.43%	0.43%	0.44%	0.42%
Portfolio turnover rate(c)	10%		38%	23%	28%	59%	37%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than $0.01.
(e)	Annualized

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 219

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$24.61		$23.61	$25.38	$26.40	$25.03
Income from investment operations:
Net investment income(b)	0.55		1.20	1.26	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	(0.14)		0.97	(1.83)	(1.10)	1.12
Total from investment operations	0.41		2.17	(0.57)	0.13	1.94
Less distributions from:
Net investment income	(0.54)		(1.17)	(1.20)	(1.15)	(0.57)
Capital gains	—		—	—	—	(0.00	)(e)
Total distributions to shareholders	(0.54)		(1.17)	(1.20)	(1.15)	(0.57)
Net asset value, end of period	$24.48		$24.61	$23.61	$25.38	$26.40
Market value, end of period	$24.54		$24.67	$23.60	$25.43	$26.46
Total Return(c)
Net asset value	1.67%		9.42%	(2.13%)	0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$917,981		$770,438	$349,413	$147,190	$50,156
Ratio to average net assets of:
Net investment income	4.44	%(f)	4.97%	5.38%	4.86%	4.64%
Total expenses	0.43	%(f)	0.44%	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	13%		47%	21%	30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less $0.01.
(f)	Annualized

See notes to financial statements.
220 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014 (a)
Per Share Data:
Net asset value, beginning of period	$24.86		$23.48	$25.67	$26.43	$25.03
Income from investment operations:
Net investment income(b)	0.60		1.27	1.28	1.27	0.82
Net gain (loss) on investments (realized and unrealized)	(0.25)		1.32	(2.24)	(0.82)	1.19
Total from investment operations	0.35		2.59	(0.96)	0.45	2.01
Less distributions from:
Net investment income	(0.58)		(1.21)	(1.23)	(1.19)	(0.61)
Capital gains	—		—	—	(0.02)	—
Total distributions to shareholders	(0.58)		(1.21)	(1.23)	(1.21)	(0.61)
Net asset value, end of period	$24.63		$24.86	$23.48	$25.67	$26.43
Market value, end of period	$24.70		$24.91	$23.53	$25.75	$26.49
Total Return(c)
Net asset value	1.43%		11.29%	(3.64%)	1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$637,790		$482,352	$154,968	$69,314	$29,075
Ratio to average net assets of:
Net investment income	4.84	%(e)	5.24%	5.47%	4.98%	4.66%
Total expenses	0.43	%(e)	0.44%	0.43%	0.43%	0.43%
Portfolio turnover rate(d)	18%		45%	13%	22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT |221

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$25.17		$23.85	$25.09	$25.00
Income from investment operations:
Net investment income(b)	0.64		1.33	1.26	0.86
Net gain (loss) on investments (realized and unrealized)	(0.17)		1.24	(1.29)	(0.09)
Total from investment operations	0.47		2.57	(0.03)	0.77
Less distributions from:
Net investment income	(0.62)		(1.25)	(1.21)	(0.68)
Total distributions to shareholders	(0.62)		(1.25)	(1.21)	(0.68)
Net asset value, end of period	$25.02		$25.17	$23.85	$25.09
Market value, end of period	$25.12		$25.24	$23.92	$25.15
Total Return(c)
Net asset value	1.89%		11.02%	0.04%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$282,738		$168,624	$50,093	$20,073
Ratio to average net assets of:
Net investment income	5.10	%(e)	5.44%	5.37%	4.93%
Total expenses	0.43	%(e)	0.44%	0.43%	0.43%
Portfolio turnover rate(d)	17%		50%	15%	3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
222 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015 (a)
Per Share Data:
Net asset value, beginning of period	$25.46		$23.97	$25.22	$25.04
Income from investment operations:
Net investment income(b)	0.70		1.36	1.28	0.86
Net gain (loss) on investments (realized and unrealized)	(0.42)		1.39	(1.30)	0.02
Total from investment operations	0.28		2.75	(0.02)	0.88
Less distributions from:
Net investment income	(0.69)		(1.26)	(1.21)	(0.70)
Capital gains	—		—	(0.02)	—
Total distributions to shareholders	(0.69)		(1.26)	(1.23)	(0.70)
Net asset value, end of period	$25.05		$25.46	$23.97	$25.22
Market value, end of period	$25.16		$25.52	$24.00	$25.17
Total Return(c)
Net asset value	1.09%		11.74%	0.11%	3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$152,800		$129,836	$38,345	$15,130
Ratio to average net assets of:
Net investment income	5.56	%(e)	5.50%	5.46%	4.92%
Total expenses	0.43	%(e)	0.44%	0.43%	0.43%
Portfolio turnover rate(d)	14%		17%	11%	6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 223

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Period Ended
	(Unaudited	)	May 31, 2017	May 31, 2016 (a)
Per Share Data:
Net asset value, beginning of period	$26.95		$25.58	$24.97
Income from investment operations:
Net investment income(b)	0.74		1.43	0.87
Net gain (loss) on investments (realized and unrealized)	(0.40)		1.27	0.40
Total from investment operations	0.34		2.70	1.27
Less distributions from:
Net investment income	(0.72)		(1.33)	(0.66)
Total distributions to shareholders	(0.72)		(1.33)	(0.66)
Net asset value, end of period	$26.57		$26.95	$25.58
Market value, end of period	$26.64		$27.03	$25.60
Total Return(c)
Net asset value	1.28%		10.80%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$58,445		$37,725	$10,230
Ratio to average net assets of:
Net investment income	5.52	%(e)	5.45%	5.35%
Total expenses	0.43	%(e)	0.44%	0.43%
Portfolio turnover rate(d)	9%		13%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
224 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Period Ended
	(Unaudited	)	May 31, 2017 (a)
Per Share Data:
Net asset value, beginning of period	$25.67		$24.98
Income from investment operations:
Net investment income(b)	0.66		0.91
Net gain on investments (realized and unrealized)	0.01		0.48
Total from investment operations	0.67		1.39
Less distributions from:
Net investment income	(0.65)		(0.70)
Total distributions to shareholders	(0.65)		(0.70)
Net asset value, end of period	$25.69		$25.67
Market value, end of period	$25.78		$25.65
Total Return(c)
Net asset value	2.62%		5.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,687		$23,103
Ratio to average net assets of:
Net investment income	5.16	%(e)	3.63%
Total expenses	0.44	%(e)	0.42%
Portfolio turnover rate(d)	9%		7%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 225

FINANCIAL HIGHLIGHTS continued	November 30, 2017

BSJP Guggenheim BulletShares 2025 High Yield Corporate Bond ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

Period Ended
November
30, 2017(a)
Per Share Data:
Net asset value, beginning of period	$25.01
Income from investment operations:
Net investment income(b)	0.22
Net gain on investments (realized and unrealized)	(0.19)
Total from investment operations	0.03
Less distributions from:
Net investment income	(0.11)
Total distributions to shareholders	(0.11)
Net asset value, end of period	$24.93
Market value, end of period	$24.97
Total Return(c)
Net asset value	0.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,987
Ratio to average net assets of:
Net investment income	4.93%
Total expenses	0.42%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: September 27, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
226 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2017

GSY Guggenheim Ultra Short Duration ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$50.28		$50.01	$50.10	$50.30	$50.21	$49.92
Income from investment operations:
Net investment income(a)	0.40		0.70	0.60	0.63	0.54	0.57
Net gain (loss) on investments (realized and unrealized)	0.07		0.19	(0.11)	(0.12)	0.06	0.24
Total from investment operations	0.47		0.89	0.49	0.51	0.60	0.81
Less distributions from:
Net investment income	(0.36)		(0.62)	(0.58)	(0.71)	(0.49)	(0.48)
Capital gains	—		—	—	—	(0.02)	(0.04)
Total distributions to shareholders	(0.36)		(0.62)	(0.58)	(0.71)	(0.51)	(0.52)
Net asset value, end of period	$50.39		$50.28	$50.01	$50.10	$50.30	$50.21
Market value, end of period	$50.40		$50.29	$50.03	$50.11	$50.27	$50.24
Total Return(b)
Net asset value	0.94%		1.90%	0.98%	1.01%	1.22%	1.63%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,063,227		$1,076,092	$715,109	$440,913	$709,258	$326,373
Ratio to average net assets of:
Net investment income	1.58	%(d)	1.39%	1.21%	1.25%	1.09%	1.14%
Total expenses	0.28	%(d)	0.28%	0.28%	0.25%	0.29%	0.30%
Net expenses	0.27	%(d)	0.27%	0.28%	0.25%	0.27%	0.26%
Portfolio turnover rate(c)	18%		52%	25%	44%	30%	83%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 227

FINANCIAL HIGHLIGHTS continued	November 30, 2017

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November
	30, 2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Per Share Data:
Net asset value, beginning of period	$10.88		$9.54	$11.77	$14.01	$13.07	$12.11
Income from investment operations:
Net investment income(a)	0.14		0.51	0.52	0.65	0.80	1.07
Net gain (loss) on investments (realized and unrealized)	0.50		1.33	(2.20)	(2.18)	1.03	0.86
Total from investment operations	0.64		1.84	(1.68)	(1.53)	1.83	1.93
Less distributions from:
Net investment income	(0.23)		(0.50)	(0.55)	(0.71)	(0.89)	(0.97)
Total distributions to shareholders	(0.23)		(0.50)	(0.55)	(0.71)	(0.89)	(0.97)
Net asset value, end of period	$11.29		$10.88	$9.54	$11.77	$14.01	$13.07
Market value, end of period	$11.26		$10.85	$9.49	$11.76	$14.08	$13.02
Total Return(b)
Net asset value	5.99%		19.90%	(14.31%)	(11.23%)	14.89%	16.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$59,596		$60,059	$52,650	$76,292	$99,774	$69,027
Ratio to average net assets of:
Net investment income	2.60	%(d)	5.10%	5.46%	5.16%	6.14%	8.28%
Total expenses	0.73	%(d)	0.77%	0.77%	0.74%	0.75%	0.92%
Net expenses	0.64	%(d)	0.64%	0.64%	0.65%	0.66%	0.65%
Portfolio turnover rate(c)	48%		107%	85%	74%	94%	55%

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
228 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2017

Note 1 – Organization and Significant Accounting Policies:

Organization
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 22 portfolios have a semi-annual reporting period ended on November 30, 2017:

Guggenheim BulletShares 2017 Corporate Bond ETF

Guggenheim BulletShares 2018 Corporate Bond ETF

Guggenheim BulletShares 2019 Corporate Bond ETF

Guggenheim BulletShares 2020 Corporate Bond ETF

Guggenheim BulletShares 2021 Corporate Bond ETF

Guggenheim BulletShares 2022 Corporate Bond ETF

Guggenheim BulletShares 2023 Corporate Bond ETF

Guggenheim BulletShares 2024 Corporate Bond ETF

Guggenheim BulletShares 2025 Corporate Bond ETF

Guggenheim BulletShares 2026 Corporate Bond ETF

Guggenheim BulletShares 2027 Corporate Bond ETF

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Guggenheim BulletShares 2025 High Yield Corporate Bond ETF

Guggenheim Ultra Short Duration ETF

Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares
2025 Corporate Bond ETF	NASDAQ BulletShares ® USD Corporate Bond 2025 Index
Guggenheim BulletShares
2026 Corporate Bond ETF	NASDAQ BulletShares ® USD Corporate Bond 2026 Index
Guggenheim BulletShares
2027 Corporate Bond ETF	NASDAQ BulletShares ® USD Corporate Bond 2027 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2023 High Yield Corporate Bond ETF	Corporate Bond 2023 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2024 High Yield Corporate Bond ETF	Corporate Bond 2024 Index
Guggenheim BulletShares	NASDAQ BulletShares ® USD High Yield
2025 High Yield Corporate Bond ETF	Corporate Bond 2025 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Ultra Short Duration ETF is an actively managed ETF and therefore does not track an index.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 229

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Trust operates as an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GFIA are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of

230 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) Repurchase Agreements
The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well capitalized and well-established financial institutions whose condition will be continually monitored by GFIA. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GFIA, liquidity or other considerations so warrant.

(c) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(d) Senior Loans
Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at November 30, 2017.

(e) Interests in Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(f) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

payable or deferred as of November 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Investment Transactions and Investment Income
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended November 30, 2017, Guggenheim Ultra Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $681,950. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(i) Distributions
The Funds intend to pay substantially all of their investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2026 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2027 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	Monthly
Guggenheim Ultra Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(j) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.07% at November 30, 2017.

(k) Restricted Cash
A portion of the cash held by Guggenheim Ultra Short Duration ETF may be related to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash. There was no restricted cash outstanding as of November 30, 2017.

(l) Indemnifications
Under the Trust’s organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how

232 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Guggenheim Ultra Short Duration ETF (the “Fund”) may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

The Guggenheim Ultra Short Duration ETF enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward currency exchange contracts on a quarterly basis:

		Average
		Settlement
Fund	Use	Purchased	Sold
Guggenheim Ultra Short Duration ETF	Hedge	$22,434,746	$170,518,785

Derivative Investment Holdings Categorized by Risk Exposure
The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at November 30, 2017:

Statement of Assets and Liabilities
Primary Risk Exposure	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,580,281	Unrealized depreciation on forward foreign currency exchange contracts	$2,204,645
Total		$1,580,281		$2,204,645

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2017:

Realized Gain (Loss) on Derivative Investments
Recognized on the Statement of Operations
	Forward Foreign Currency
Primary Risk Exposure	Exchange Contracts	Total
Foreign exchange risk	$(6,791,040)	$(6,791,040)
Total	$(6,791,040)	$(6,791,040)

Change is Unrealized Appreciation (Depreciation) on Derivative
Investments Recognized on the Statement of Operations
	Forward Foreign Currency
Primary Risk Exposure	Exchange Contracts	Total
Foreign exchange risk	$2,278,582	$2,278,582
Total	$2,278,582	$2,278,582

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigates its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 233

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

(“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash at broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties believed to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Asset and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Financial Instruments	Net Amount
Forward Foreign Currency Exchange Contracts	$1,580,281	$ –	$1,580,281	$1,580,281	$ –

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Asset and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Financial Instruments	Net Amount
Forward Foreign Currency Exchange Contracts	$2,204,645	$ –	$2,204,645	$1,580,281	$624,364

234 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant that has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. In connection with transactions in repurchase agreements, it is the Fund’s policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds’ right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 235

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

As of November 30, 2017, the following repurchase agreements were held by Guggenheim Ultra Short Duration ETF and were collateralized by the following securities.

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Deutsche Bank AG			Great Wolf Trust
1.94%			5.70%
02/20/18	$52,850,144	$53,111,578	9/15/19	$46,000,000	$46,158,056
			COMM 2014-TWC Mortgage Trust
			5.68%
			02/13/32	20,000,000	20,094,220
Jefferies & Company, Inc.			Citigroup Mortgage Loan Trust Inc.
2.00% - 4.36%			2.76%
12/06/17 - 12/22/17	14,143,000	14,178,495	08/25/36	26,580,500	26,638,366
			Golub Capital Partners CLO Ltd.
			0.00%
			07/20/29	9,200,000	6,992,276
			Cathedral Lake Ltd.
			4.86%
			10/15/29	5,000,000	5,000,000
			Morgan Stanley Capital I Trust 2006-HQ10
			5.48%
			11/12/41	3,000,000	2,587,721
			Cathedral Lake Ltd.
			0.00%
			10/15/29	5,567,000	2,310,750
			Chicago Board of Education
			1.75%
			12/15/25	1,920,000	1,378,925
Barclays			Amerigas Partner/Fin Corp.
1.65%			5.75%
Open Maturity	50,573,625	50,573,625	05/20/27	24,800,000	25,048,000
			Standard Chartered plc
			2.89%
			Perpetual Maturity	24,300,000	22,477,500
			XLIT Ltd.
			3.82%
			Perpetual Maturity	4,000,000	3,570,000
			Zayo Group LLC
			5.75%
			01/15/27	2,100,000	2,163,000
			Owens Corning
			3.40%
			08/15/26	1,000,000	976,759
			Jefferies Finance LLC
			7.38%
			04/01/20	800,000	822,000
Bank of America			BHMS 2014-ATLS Mortgage Trust
1.79%			5.24%
12/27/17	26,869,000	26,935,799	07/05/33	14,991,000	15,122,351
			BHMS 2014-ATLS Mortgage Trust
			4.24%
			07/05/33	9,976,367	10,063,800
			BHMS 2014-ATLS Mortgage Trust
			5.91%
			07/05/33	9,269,000	9,441,997
Mizuho			American Home Mortgage Investment
1.95%			2.14%
12/11/17	2,934,000	2,937,179	02/25/44	8,000,000	6,707,055

236 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note 6 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At November 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the
	Statements of Assets and Liabilities			Securities Lending Collateral
	Value of
	Securities	Collateral	Net	Cash	Non-Cash	Total
Fund	Loaned	Received[a]	Amount	Collateral	Collateral	Collateral
Guggenheim BulletShares 2018 Corporate Bond ETF	$518,974	$(518,974)	$—	$535,953	$—	$535,953
Guggenheim BulletShares 2019 Corporate Bond ETF	1,470,065	(1,470,065)	—	1,512,851	—	1,512,851
Guggenheim BulletShares 2020 Corporate Bond ETF	67,066	(67,066)	—	69,631	—	69,631
Guggenheim BulletShares 2021 Corporate Bond ETF	2,716,575	(2,716,575)	—	2,807,059	—	2,807,059
Guggenheim BulletShares 2023 Corporate Bond ETF	516,842	(516,842)	—	537,252	—	537,252
Guggenheim BulletShares 2024 Corporate Bond ETF	559,610	(559,610)	—	586,893	—	586,893
Guggenheim BulletShares 2025 Corporate Bond ETF	86,274	(86,274)	—	88,432	—	88,432
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	8,068,801	(8,068,801)	—	8,361,780	—	8,361,780
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	21,334,729	(21,334,729)	—	21,817,796	—	21,817,796
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	36,667,390	(36,667,390)	—	38,101,634	—	38,101,634
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	9,407,919	(9,407,919)	—	9,266,936	460,857	9,727,793
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	7,747,246	(7,747,246)	—	7,923,610	111,874	8,035,484
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	3,028,413	(3,028,413)	—	2,661,656	506,519	3,168,175
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	592,461	(592,461)	—	513,876	102,108	615,984
Guggenheim Ultra Short Duration ETF	1,718,973	(1,718,973)	—	1,774,806	—	1,774,806
Guggenheim S&P Global Dividend Opportunities Index ETF	1,264,009	(1,264,009)	—	1,316,764	—	1,316,764

a Actual collateral received by the Funds is greater than the amount shown due to over collateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Investment Adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 237

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at November 30, 2017:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America
1.06%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	$23,108,349	$23,109,028	agency securities	$51,345,931	$23,570,516
Merrill Lynch, Pierce, Fenner & Smith, Inc.
1.03% - 1.05%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	22,533,674	22,534,331	agency securities	29,413,082	22,984,347

RBC Dominion Securities, Inc.
1.04%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	22,438,854	22,439,501	agency securities	132,716,319	22,887,631

Nomura Securities International, Inc.
1.05%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	18,255,130	18,255,662	agency securities	27,025,135	18,620,232

Deutsche Bank Securities, Inc.
1.02%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	6,625,372	6,625,558	agency securities	6,369,069	6,757,881

Citigroup Global Markets, Inc.
1.05%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	4,842,345	4,842,486	agency securities	17,465,215	4,939,192

J.P. Morgan Securities LLC
1.04%			Various U.S. Government obligations and U.S. Government
Due 12/01/2017	73,205	73,207	agency securities	75,666	74,669

Each Fund’s exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.

Note 7 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

238 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

At November 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

				Net Tax Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation )
Guggenheim BulletShares 2017 Corporate Bond ETF	$534,187,522	$40,345	$(11,567)	$28,778
Guggenheim BulletShares 2018 Corporate Bond ETF	991,122,247	631,672	(766,420)	(134,748)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,028,335,341	787,361	(2,780,320)	(1,992,959)
Guggenheim BulletShares 2020 Corporate Bond ETF	1,039,861,210	1,771,668	(3,445,024)	(1,673,356)
Guggenheim BulletShares 2021 Corporate Bond ETF	800,154,523	3,438,208	(2,947,280)	490,928
Guggenheim BulletShares 2022 Corporate Bond ETF	637,410,495	2,832,084	(2,165,255)	666,829
Guggenheim BulletShares 2023 Corporate Bond ETF	278,055,505	2,056,250	(1,157,700)	898,550
Guggenheim BulletShares 2024 Corporate Bond ETF	208,131,061	2,584,404	(539,160)	2,045,244
Guggenheim BulletShares 2025 Corporate Bond ETF	81,854,643	824,358	(414,432)	409,926
Guggenheim BulletShares 2026 Corporate Bond ETF	43,489,859	236,161	(245,611)	(9,450)
Guggenheim BulletShares 2027 Corporate Bond ETF	5,769,172	3,083	(39,837)	(36,754)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	371,614,538	138,582	(5,151)	133,431
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,034,714,999	4,475,857	(4,371,953)	103,904
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	904,403,160	9,459,744	(4,619,651)	4,840,093
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	641,922,732	7,995,327	(6,513,809)	1,481,518
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	270,899,297	3,311,802	(2,411,860)	899,942
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	155,256,203	3,832,977	(2,538,224)	1,294,753
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	59,772,930	1,194,440	(975,943)	218,497
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	25,378,913	528,257	(325,950)	202,307
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	4,698,071	30,355	(65,513)	(35,158)
Guggenheim Ultra Short Duration ETF	1,080,569,670	6,152,845	(2,305,130)	3,847,775
Guggenheim S&P Global Dividend Opportunities Index ETF	58,279,936	4,094,250	(1,749,851)	2,344,399

Tax components of accumulated earnings/(deficit) as of May 31, 2017 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed	Net Unrealized		Capital Loss	Other
	Ordinary	Appreciation/		Carryforward &	Temporary
Fund	Income	(Depreciation	)	Other Losses	Differences
Guggenheim BulletShares 2017 Corporate Bond ETF	$853,203	$166,402		$233,733	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	1,505,453	—		1,759,914	(345,013)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,707,654	139,006		3,101,512	—
Guggenheim BulletShares 2020 Corporate Bond ETF	1,627,976	—		7,017,190	—
Guggenheim BulletShares 2021 Corporate Bond ETF	1,701,796	67,910		7,723,587	—
Guggenheim BulletShares 2022 Corporate Bond ETF	1,159,158	—		6,229,687	(75,850)
Guggenheim BulletShares 2023 Corporate Bond ETF	675,574	75,993		3,157,505	—
Guggenheim BulletShares 2024 Corporate Bond ETF	485,083	—		3,039,049	(776,176)
Guggenheim BulletShares 2025 Corporate Bond ETF	198,487	—		644,658	(197,051)
Guggenheim BulletShares 2026 Corporate Bond ETF	95,633	—		143,704	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1,168,146	—		1,015,941	(22,939,368)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	3,635,942	—		6,779,833	(13,995,267)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	3,506,563	—		11,137,904	(4,422,186)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	2,334,635	—		9,932,275	(2,245,020)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	1,192,984	—		2,979,577	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	737,412	—		3,381,370	(26,774)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	224,842	45,168		1,026,762	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	124,393	—		275,380	—
Guggenheim Ultra Short Duration ETF	—	—		550,388	(1,048,017)
Guggenheim S&P Global Dividend Opportunities Index ETF	321,537	—		2,080,672	(45,741,910)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 239

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Ordinary	Long-Term
Fund	Income	Capital Gain
Guggenheim BulletShares 2017 Corporate Bond ETF	$11,425,815	$73,245
Guggenheim BulletShares 2018 Corporate Bond ETF	14,261,430	—
Guggenheim BulletShares 2019 Corporate Bond ETF	13,124,295	—
Guggenheim BulletShares 2020 Corporate Bond ETF	15,425,505	—
Guggenheim BulletShares 2021 Corporate Bond ETF	11,940,855	—
Guggenheim BulletShares 2022 Corporate Bond ETF	9,901,155	—
Guggenheim BulletShares 2023 Corporate Bond ETF	4,513,185	52,890
Guggenheim BulletShares 2024 Corporate Bond ETF	3,928,346	14,884
Guggenheim BulletShares 2025 Corporate Bond ETF	1,416,390	—
Guggenheim BulletShares 2026 Corporate Bond ETF	302,625	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	23,629,000	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	35,891,780	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	23,591,660	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	13,134,420	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	4,487,880	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	3,986,220	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	1,183,010	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	344,960	—
Guggenheim Ultra Short Duration ETF	12,249,300	—
Guggenheim S&P Global Dividend Opportunities Index ETF	2,719,976	—

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

For Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2017 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:

240 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

			Unlimited
					Total
					Capital Loss
Fund	Expires in 2018	Expires in 2019	Short-Term	Long-Term	Carryforward
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$—	$—	$—	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	(192,057)	(152,956)	(345,013)
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	(75,850)	—	(75,850)
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	(6,296,299)	(16,643,069)	(22,939,368)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	(13,995,267)	(13,995,267)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	(4,422,186)	(4,422,186)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	(2,245,020)	(2,245,020)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	(26,774)	(26,774)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim Ultra Short Duration ETF	—	—	(821,976)	—	(821,976)
Guggenheim S&P Global Dividend Opportunities Index ETF	(2,131,832)	(872,241)	(18,935,562)	(23,802,275)	(45,741,910)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Expired	Utilized
Guggenheim BulletShares 2020 Corporate Bond ETF	$—	$165,951
Guggenheim BulletShares 2021 Corporate Bond ETF	—	198,022
Guggenheim BulletShares 2022 Corporate Bond ETF	—	118,450
Guggenheim BulletShares 2024 Corporate Bond ETF	—	50,862
Guggenheim BulletShares 2018 Corporate Bond ETF	—	8,337,858
Guggenheim BulletShares 2019 Corporate Bond ETF	—	2,497,956
Guggenheim BulletShares 2020 Corporate Bond ETF	—	2,166,139
Guggenheim BulletShares 2021 Corporate Bond ETF	—	255,899
Guggenheim BulletShares 2022 Corporate Bond ETF	—	405,001
Guggenheim BulletShares 2023 Corporate Bond ETF	—	9,431
Guggenheim Ultra Short Duration ETF	—	1,170,817
Guggenheim S&P Global Dividend Opportunities Index ETF	—	2,414,757

Pursuant to Federal income tax regulations applicable to investment companies, the Funds can elect to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds also can elect to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. During the year ended May 31, 2017 (the most recent fiscal year end for federal income tax purposes), the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until June 1, 2017:

Fund	Ordinary	Capital
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	(776,176)
Guggenheim BulletShares 2025 Corporate Bond ETF	—	(197,051)
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—
Guggenheim Ultra Short Duration ETF	(226,041)	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 241

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Note 8 – Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays the Investment Adviser management fees calculated at the annualized rates below, based on the average daily net assets of the Funds.

Management Fees
Fund	(as a% of Net Assets)
Guggenheim Ultra Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Under the terms of an investment advisory contract, the Trust pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is calculated at the annualized rates below, based on the average daily net assets of the Funds.

Unitary Management Fees
Fund	(as a % of Net Assets)
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2027 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.

The Investment Adviser and Guggenheim Partners Investment Management, LLC (“GPIM”) entered into a sub-advisory agreement whereby GPIM serves as the investment sub-adviser to Guggenheim Ultra Short Duration ETF (“GSY”). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.

The Board has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Guggenheim Ultra Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2020.

Fund	Limit
Guggenheim Ultra Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the period ended November 30, 2017, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Ultra Short Duration ETF	$26,302
Guggenheim S&P Global Dividend Opportunities Index ETF	26,574

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a monthly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

242 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2025 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2026 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2027 Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	Accretive Asset Management, LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Accretive Asset Management, LLC is affiliated with the Investment Adviser.

Note 9 – Securities Transactions
For the period ended November 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$249,058,394
Guggenheim BulletShares 2018 Corporate Bond ETF	28,104,267	73,228,105
Guggenheim BulletShares 2019 Corporate Bond ETF	99,280,785	53,142,454
Guggenheim BulletShares 2020 Corporate Bond ETF	172,128,492	73,307,589
Guggenheim BulletShares 2021 Corporate Bond ETF	192,890,330	40,957,013
Guggenheim BulletShares 2022 Corporate Bond ETF	156,924,114	36,733,168
Guggenheim BulletShares 2023 Corporate Bond ETF	102,360,925	17,826,986
Guggenheim BulletShares 2024 Corporate Bond ETF	45,803,459	8,509,785
Guggenheim BulletShares 2025 Corporate Bond ETF	23,027,360	11,093,318
Guggenheim BulletShares 2026 Corporate Bond ETF	17,448,650	—
Guggenheim BulletShares 2027 Corporate Bond ETF	5,771,985	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	42,198,391
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	76,312,548	173,263,092
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	312,308,541	85,598,940
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	199,751,433	68,647,201
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	81,335,153	23,878,638
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	30,372,521	12,728,842
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	14,153,458	3,567,510
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	4,827,955	2,160,882
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	4,699,683	—
Guggenheim Ultra Short Duration ETF	190,982,289	115,540,530
Guggenheim S&P Global Dividend Opportunities Index ETF	28,519,670	28,950,445

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 243

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

For the period ended November 30, 2017, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim BulletShares 2017 Corporate Bond ETF	$—	$85,327,336
Guggenheim BulletShares 2018 Corporate Bond ETF	6,229,601	56,310,836
Guggenheim BulletShares 2019 Corporate Bond ETF	37,600,794	6,295,190
Guggenheim BulletShares 2020 Corporate Bond ETF	31,482,912	—
Guggenheim BulletShares 2021 Corporate Bond ETF	6,224,299	12,405,027
Guggenheim BulletShares 2022 Corporate Bond ETF	12,548,143	—
Guggenheim BulletShares 2023 Corporate Bond ETF	9,346,494	—
Guggenheim BulletShares 2024 Corporate Bond ETF	12,443,655	—
Guggenheim BulletShares 2025 Corporate Bond ETF	3,075,602	—
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—
Guggenheim BulletShares 2027 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	110,665,005
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	12,212,737
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	4,657,464	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	—	—
Guggenheim Ultra Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	2,634,628

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible.

For the period ended November 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

			Realized
	Purchases	Sales	Gain (Loss )
Guggenheim BulletShares 2017 Corporate Bond ETF	$3,549,091	$2,559,141	$10,355
Guggenheim BulletShares 2018 Corporate Bond ETF	6,745,838	33,203,360	143,428
Guggenheim BulletShares 2019 Corporate Bond ETF	30,651,228	18,503,123	92,025
Guggenheim BulletShares 2020 Corporate Bond ETF	24,865,495	42,781,641	508,784
Guggenheim BulletShares 2021 Corporate Bond ETF	44,295,284	29,615,848	493,719
Guggenheim BulletShares 2022 Corporate Bond ETF	36,069,418	25,463,080	188,659
Guggenheim BulletShares 2023 Corporate Bond ETF	25,781,680	14,961,665	90,096
Guggenheim BulletShares 2024 Corporate Bond ETF	13,781,293	5,519,344	78,192
Guggenheim BulletShares 2025 Corporate Bond ETF	3,965,978	10,884,538	(90,896)
Guggenheim BulletShares 2026 Corporate Bond ETF	10,884,538	—	—
Guggenheim BulletShares 2027 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	29,721,365	187,180
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	39,932,196	9,567,302	(85,509)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	9,331,081	22,835,481	295,643
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	9,666,575	10,159,738	31,145
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	3,796,573	9,519,927	198,920
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	5,757,600	3,682,179	82,739
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	2,751,643	1,711,295	49,196
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	722,260	1,858,742	37,586
Guggenheim BulletShares 2025 High Yield Corporate Bond ETF	—	—	—
Guggenheim Ultra Short Duration ETF	854,531	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—	—

Note 10 – Capital
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to

244 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2017

$1,500 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 11 – Line of Credit
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF, Guggenheim BulletShares 2022 High Yield Corporate Bond ETF, Guggenheim BulletShares 2023 High Yield Corporate Bond ETF,

Guggenheim BulletShares 2024 High Yield Corporate Bond ETF, Guggenheim BulletShares 2025 High Yield Corporate Bond ETF, and Guggenheim Ultra Short Duration ETF and certain affiliated funds, secured a 364-day committed, $1,000,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2017, at which time the line of credit was renewed with an increased commitment amount of $1,065,000,000. The Funds that participate in the line of credit paid aggregate upfront costs of $982,950 to renew the line of credit.

A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. Approximately $268,644 of commitment fees were allocated to the above mentioned Funds. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Line of credit fee.” The Funds did not have any borrowings under this agreement as of and for the period ended November 30, 2017.

Note 12 – Subsequent Events
Guggenheim Investments announced on September 28, 2017, that its parent company, Guggenheim Capital, LLC, had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). On November 16, 2017, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) providing for the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund into a corresponding newly-created exchange-traded fund of the PowerShares by Invesco family of funds (each, an “Acquiring Fund”). Each Acquiring Fund will have the same investment objective and will track the same underlying index as its corresponding Fund, and will be subject to substantially the same principal investment strategies, policies and risks as the corresponding Fund, but as part of an Invesco-structured platform. Each Reorganization is subject to shareholder approval of the applicable Fund. Fund shareholders of record as of December 20, 2017 will be asked to vote on the proposed Reorganizations at the joint special meeting of shareholders to be held on or about February 16, 2018. If approved by shareholders, each Reorganization is expected to close shortly after the joint special meeting of shareholders. However, the closing of the Transaction is subject to various terms and conditions and, therefore, may be delayed or even terminated due to unforeseen circumstances.

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements, except as noted below:

In connection with their terminations on December 29, 2107, Guggenheim BulletShares 2017 Corporate Bond ETF and Guggenheim BulletShares 2017 High Yield Corporate Bond ETF paid their final maturity distributions to shareholders on December 29, 2017. The distributions per share were as follows:

Distribution per share
Guggenheim BulletShares 2017 Corporate Bond ETF	$22.6290
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	$25.7230

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 245

OTHER INFORMATION (Unaudited)	November 30, 2017

Federal Income Tax Information
In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

246 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)	November 30, 2017

Trustees
The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling 800.820.0888.

The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	95	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 2014	Current: Retired Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	92	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee (Effective 5/24/17)	Since 2014	Current: President, Washburn University (1997-present).	92	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	92	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	92	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003-April 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	97	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	92

Current: Robert J. Dole Institute of Politics (2016-present); Stormont- Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University (1999-present).

Former: Topeka Community Foundation (2009-2014).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 247

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) continued	November 30, 2017

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address* and	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	94	Former: Bennett Group of Funds (2011-2013).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.

248 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) continued	November 30, 2017

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investments Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investments, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	President, Chief Executive Officer and Chief Legal Officer	Since November 2017 (President and Chief Executive Officer) Since 2014 (Chief Legal Officer)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2013-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 249

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) continued	November 30, 2017

Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers (continued):
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since November 2017

Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

250 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	November 30, 2017

Board of Trustees	Investment Adviser

Randall C. Barnes

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,

Chairman

Principal Executive Officers

Joanna M. Catalucci

Chief Compliance Officer

Amy J. Lee

President, Chief Executive Officer and Chief Legal Officer

Mark E. Mathiasen

Secretary

John L. Sullivan

Chief Financial Officer, Chief Accounting Officer

and Treasurer

Guggenheim Funds Investment Advisors, LLC

Chicago, IL

Investment Sub-Adviser

(for Guggenheim Ultra Short Duration ETF)

Guggenheim Partners Investment Management, LLC

Santa Monica, CA

Distributor

Guggenheim Funds Distributors, LLC

Chicago, IL

Administrator

MUFG Investor Services (US), LLC

Rockville, MD

Accounting Agent, Custodian and Transfer Agent

The Bank of New York Mellon Corp.

New York, NY

Legal Counsel

Dechert LLP

New York, NY

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Tysons, VA

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 251

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)	November 30, 2017

Our Commitment to You
When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties.

In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means you are already opted out.

How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

252 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management invest- ment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $250 billion as of September 30, 2016 in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Ultra Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, and Jeremy Neisewander. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013. Mr. Neisewander has managed those Funds’ portfolios since May 2016. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, James R. King, CFA. Messrs. and Cindy Gao. Byrum and King have each managed the Fund’s portfolio since December 2013. Ms. Gao has managed the Fund’s portfolio since January 2017.

Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. He is a member of the ETF Portfolio Management team. Mr. Neisewander holds an M.B.A. and B.S. degree in Finance from the Roosevelt University. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Ultra Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Kris Dorr. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. Mr. Brown has managed the Fund’s portfolio since September 2013. Ms. Dorr has managed the Fund’s portfolio since January 2017.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Mr. Michal is a Senior Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Brown is a Managing Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim’s Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University’s Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA institute.

Ms. Dorr joined Guggenheim in 2011 as a portfolio manager and trader focusing on short duration cash management where she is responsible for investing the liquidity portion of several mutual funds, ETFs and affiliated funding vehicles. In this role, Ms. Dorr identifies and implements securities appropriate for inclusion into each mandate utilizing short-term money market and liquidity instruments. Additionally, Ms. Dorr works closely with product management, distribution and marketing to support growth of the funds. Prior to joining Guggenheim, Ms. Dorr was a senior portfolio manager within UBS Global Asset Management, where she was responsible for the management of multiple separate account fixed income portfolios for Institutional, Central Bank and Sovereign clients. Management of these assets included setting investment strategy, sector allocation and curve positioning. Ms. Dorr began her career as a trader in the Options Portfolio Service group at Kidder Peabody, later becoming a portfolio manager on several retail and institutional 2a-7 money market funds. Ms. Dorr brings more than 33 years of fixed income investment experience to the firm. Ms. Dorr holds a B.A. in Economics from Montclair State University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust is an investment company consisting of 31 separate exchange-traded “index funds” as of May 31, 2017. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index except for GSY, it’s actively managed.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/18)

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

ETF-001-SAR-1117

Item 2.  Code of Ethics.
 Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13.  Exhibits.
(a)(1)  Not applicable.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)  Not applicable.
(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b)- under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Claymore Exchange-Traded Fund Trust
By:           /s/ Amy J. Lee
Name:     Amy J. Lee
Title:       President, Chief Executive Officer and Chief Legal Officer
Date:       February 7, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:           /s/ Amy J. Lee
Name:     Amy J. Lee
Title:       President, Chief Executive Officer and Chief Legal Officer
Date:       February 7, 2018
By:          /s/ John L. Sullivan
Name:     John L. Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:      February 7, 2018